UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21261
Rydex ETF Trust

(Exact name of registrant as specified in charter)
805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850

(Address of principal executive offices)                    (Zip code)
Richard Goldman
Rydex ETF Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-301-296-5100
Date of fiscal year end: October 31
Date of reporting period: July 31, 2011
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 1. Schedule of Investments.
     Attached hereto.

RYDEX S&P 500 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.7%
Aerospace & Defense 2.3%
Boeing Co.(The)	87,381	$6,157,739
General Dynamics Corp.	90,453	6,163,467
Goodrich Corp.	71,173	6,771,399
Honeywell International, Inc.	116,030	6,161,193
ITT Corp.	115,995	6,187,173
L-3 Communications Holdings, Inc.	79,247	6,270,023
Lockheed Martin Corp.	81,085	6,140,567
Northrop Grumman Corp.	100,201	6,063,163
Precision Castparts Corp.	42,489	6,856,875
Raytheon Co.	133,537	5,973,110
Rockwell Collins, Inc.	107,991	5,949,224
United Technologies Corp.	76,489	6,336,349

Total Aerospace & Defense		75,030,282

Air Freight & Logistics 0.8%
C.H. Robinson Worldwide, Inc.	84,183	6,087,273
Expeditors International of Washington, Inc.	136,360	6,507,099
FedEx Corp.	74,595	6,480,814
United Parcel Service, Inc. — Class B	93,551	6,475,600

Total Air Freight & Logistics		25,550,786

Airlines 0.2%
Southwest Airlines Co.	592,290	5,899,208

Total Airlines		5,899,208

Auto Components 0.4%
Goodyear Tire & Rubber Co.(The)*	442,876	7,161,305
Johnson Controls, Inc.	174,857	6,460,966

Total Auto Components		13,622,271

Automobiles 0.4%
Ford Motor Co.*	510,192	6,229,444
Harley-Davidson, Inc.	176,910	7,676,125

Total Automobiles		13,905,569

Beverages 1.4%
Brown-Forman Corp. — Class B	88,805	6,532,496
Coca-Cola Co.(The)	98,747	6,715,783
Coca-Cola Enterprises, Inc.	227,833	6,404,386
Constellation Brands, Inc. — Class A*	306,225	6,243,928
Dr Pepper Snapple Group, Inc.	160,452	6,058,667
Molson Coors Brewing Co. — Class B	145,918	6,573,606
PepsiCo, Inc.	94,475	6,050,179

Total Beverages		44,579,045

Biotechnology 1.0%
Amgen, Inc.*	112,168	6,135,590
Biogen Idec, Inc.*	68,515	6,979,623
Celgene Corp.*	111,788	6,629,028
Cephalon, Inc.*	81,275	6,497,124
Gilead Sciences, Inc.*	164,754	6,978,979

Total Biotechnology		33,220,344

Building Products 0.2%
Masco Corp.	538,556	5,681,766

Total Building Products		5,681,766

Capital Markets 2.9%
Ameriprise Financial, Inc.	114,646	6,202,349
Bank of New York Mellon Corp.	247,703	6,219,822
BlackRock, Inc.	34,515	6,159,547
Charles Schwab Corp.(The)	405,407	6,052,726
E*TRADE Financial Corp.*	475,048	7,543,762
Federated Investors, Inc. — Class B	265,280	5,669,034
Franklin Resources, Inc.	52,267	6,635,818
Goldman Sachs Group, Inc.(The)	47,011	6,345,075
Invesco Ltd.	282,068	6,256,268
Janus Capital Group, Inc.	703,423	5,936,890
Legg Mason, Inc.	204,680	6,021,686
Morgan Stanley	285,031	6,341,940
Northern Trust Corp.	139,178	6,249,788
State Street Corp.	149,660	6,206,400
T. Rowe Price Group, Inc.	113,342	6,437,826

Total Capital Markets		94,278,931

Chemicals 2.8%
Air Products & Chemicals, Inc.	72,157	6,402,491
Airgas, Inc.	97,863	6,723,188
CF Industries Holdings, Inc.	47,645	7,400,221
Dow Chemical Co.(The)	188,182	6,561,906
Du Pont (E.I.) de Nemours & Co.	130,854	6,728,513
Eastman Chemical Co.	68,065	6,574,398
Ecolab, Inc.	120,272	6,013,600
FMC Corp.	81,335	7,122,506
International Flavors & Fragrances, Inc.	105,333	6,443,220
Monsanto Co.	98,498	7,237,633
PPG Industries, Inc.	76,679	6,456,372
Praxair, Inc.	64,393	6,673,691
Sherwin-Williams Co.(The)	78,267	6,039,864
Sigma-Aldrich Corp.	97,134	6,517,691

Total Chemicals		92,895,294

Commercial Banks 2.5%
BB&T Corp.	249,662	6,411,320
Comerica, Inc.	188,916	6,050,979
Fifth Third Bancorp	517,950	6,552,068
First Horizon National Corp.	640,696	5,759,857
Huntington Bancshares, Inc.	1,016,465	6,144,531
KeyCorp	790,653	6,356,850
M&T Bank Corp.	74,371	6,413,755
PNC Financial Services Group, Inc.	112,268	6,095,030
Regions Financial Corp.	1,034,370	6,299,313
SunTrust Banks, Inc.	252,221	6,176,892
U.S. Bancorp	265,975	6,931,309
Wells Fargo & Co.	238,551	6,665,115
Zions Bancorp	280,850	6,150,615

Total Commercial Banks		82,007,634

Commercial Services & Supplies 1.5%
Avery Dennison Corp.	177,260	5,592,553
Cintas Corp.	202,087	6,577,932
Iron Mountain, Inc.	198,189	6,268,718
Pitney Bowes, Inc.	287,888	6,203,986
R.R. Donnelley & Sons Co.	339,741	6,390,528
Republic Services, Inc.	212,789	6,177,265
Stericycle, Inc.*	74,685	6,133,132
Waste Management, Inc.	176,350	5,553,262

Total Commercial Services & Supplies		48,897,376

Communications Equipment 1.7%
Cisco Systems, Inc.	434,651	6,941,376
F5 Networks, Inc.*	66,111	6,180,056
Harris Corp.	146,678	5,848,052
JDS Uniphase Corp.*	418,418	5,502,197
Juniper Networks, Inc.*	220,163	5,149,613
Motorola Mobility Holdings, Inc.*	264,292	5,914,855
Motorola Solutions, Inc.*	142,310	6,388,296
QUALCOMM, Inc.	122,650	6,718,767
Tellabs, Inc.	1,601,167	6,628,831

Total Communications Equipment		55,272,043

Computers & Peripherals 1.7%
Apple, Inc.*	20,200	7,887,696
Dell, Inc.*	405,847	6,590,955

RYDEX S&P 500 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

EMC Corp.*	251,186	$6,550,931
Hewlett-Packard Co.	185,429	6,519,684
Lexmark International, Inc. — Class A*	234,063	7,857,495
NetApp, Inc.*	131,104	6,230,062
SanDisk Corp.*	158,484	6,740,324
Western Digital Corp.*	193,443	6,666,046

Total Computers & Peripherals		55,043,193

Construction & Engineering 0.6%
Fluor Corp.	106,822	6,786,402
Jacobs Engineering Group, Inc.*	158,234	6,193,279
Quanta Services, Inc.*	345,157	6,392,307

Total Construction & Engineering		19,371,988

Construction Materials 0.2%
Vulcan Materials Co.	167,072	5,728,899

Total Construction Materials		5,728,899

Consumer Finance 0.8%
American Express Co.	134,462	6,728,479
Capital One Financial Corp.	133,537	6,383,069
Discover Financial Services	279,464	7,157,073
SLM Corp.	408,121	6,362,606

Total Consumer Finance		26,631,227

Containers & Packaging 0.8%
Ball Corp.	172,864	6,707,123
Bemis Co., Inc.	205,784	6,502,774
Owens-Illinois, Inc.*	258,462	5,988,565
Sealed Air Corp.	282,338	6,078,737

Total Containers & Packaging		25,277,199

Distributors 0.2%
Genuine Parts Co.	126,132	6,705,177

Total Distributors		6,705,177

Diversified Consumer Services 0.6%
Apollo Group, Inc. — Class A*	154,276	7,841,849
DeVry, Inc.	114,990	7,145,479
H&R Block, Inc.	424,364	6,348,485

Total Diversified Consumer Services		21,335,813

Diversified Financial Services 1.8%
Bank of America Corp.	611,153	5,934,296
Citigroup, Inc.	170,900	6,552,306
CME Group, Inc.	23,458	6,783,819
IntercontinentalExchange, Inc.*	54,895	6,768,554
JPMorgan Chase & Co.	159,498	6,451,694
Leucadia National Corp.	197,275	6,642,249
Moody’s Corp.	182,852	6,511,360
Nasdaq OMX Group (The)*	273,290	6,578,090
NYSE Euronext	195,872	6,553,877

Total Diversified Financial Services		58,776,245

Diversified Telecommunication Services 0.9%
AT&T, Inc.	210,605	6,162,302
CenturyTel, Inc.	163,465	6,066,186
Frontier Communications Corp.	827,134	6,195,234
Verizon Communications, Inc.	181,071	6,389,996
Windstream Corp.	500,309	6,108,773

Total Diversified Telecommunication Services		30,922,491

Electric Utilities 2.5%
American Electric Power Co., Inc.	172,039	6,341,357
Duke Energy Corp.	346,451	6,443,989
Edison International	165,199	6,289,126
Entergy Corp.	93,931	6,274,591
Exelon Corp.	155,666	6,860,201
FirstEnergy Corp.	147,916	6,604,449
NextEra Energy, Inc.	114,646	6,334,191
Northeast Utilities	187,272	6,367,248
Pepco Holdings, Inc.	337,782	6,309,768
Pinnacle West Capital Corp.	148,266	6,279,065
PPL Corp.	239,219	6,674,210
Progress Energy, Inc.	135,855	6,349,863
Southern Co.	163,110	6,449,369

Total Electric Utilities		83,577,427

Electrical Equipment 0.6%
Emerson Electric Co.	124,144	6,094,229
Rockwell Automation, Inc.	81,205	5,827,271
Roper Industries, Inc.	80,765	6,592,847

Total Electrical Equipment		18,514,347

Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp. — Class A	129,680	6,340,055
Corning, Inc.	363,743	5,787,151
FLIR Systems, Inc.	195,217	5,360,659
Jabil Circuit, Inc.	356,484	6,527,222
Molex, Inc.	259,739	6,098,672

Total Electronic Equipment, Instruments & Components		30,113,759

Energy Equipment & Services 2.4%
Baker Hughes, Inc.	94,001	7,273,797
Cameron International Corp.*	140,352	7,851,291
Diamond Offshore Drilling, Inc.	96,849	6,569,268
FMC Technologies, Inc.*	162,536	7,411,642
Halliburton Co.	141,332	7,735,100
Helmerich & Payne, Inc.	110,464	7,627,539
Nabors Industries, Ltd.*	268,382	7,087,969
National-Oilwell Varco, Inc.	93,591	7,540,627
Noble Corp.	173,398	6,393,184
Rowan Cos., Inc.*	178,978	7,010,568
Schlumberger, Ltd.	79,437	7,178,722

Total Energy Equipment & Services		79,679,707

Food & Staples Retailing 1.8%
Costco Wholesale Corp.	81,205	6,354,291
CVS Caremark Corp.	173,972	6,323,882
Kroger Co.(The)	270,222	6,720,421
Safeway, Inc.	286,675	5,782,235
SUPERVALU, Inc.	748,945	6,440,927
Sysco Corp.	210,091	6,426,684
Wal-Mart Stores, Inc.	122,400	6,451,704
Walgreen Co.	145,198	5,668,530
Whole Foods Market, Inc.	115,720	7,718,524

Total Food & Staples Retailing		57,887,198

Food Products 3.0%
Archer-Daniels-Midland Co.	216,806	6,586,566
Campbell Soup Co.	189,861	6,274,906
ConAgra Foods, Inc.	262,492	6,722,420
Dean Foods Co.*	514,692	5,671,906
General Mills, Inc.	170,175	6,356,036
H.J. Heinz Co.	120,751	6,356,333
Hershey Co.(The)	116,599	6,580,848
Hormel Foods Corp.	223,171	6,465,264
J.M. Smucker Co.(The)	84,623	6,593,824
Kellogg Co.	118,063	6,585,554
Kraft Foods, Inc. — Class A	187,937	6,461,274
McCormick & Co., Inc.	130,180	6,333,257
Mead Johnson Nutrition Co.	100,141	7,147,063
Sara Lee Corp.	338,546	6,469,614
Tyson Foods, Inc. — Class A	355,793	6,247,725

Total Food Products		96,852,590

Gas Utilities 0.4%
Nicor, Inc.	120,342	6,582,707

2

RYDEX S&P 500 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Oneok, Inc.	93,431	$6,800,843

Total Gas Utilities		13,383,550

Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	111,443	6,482,639
Becton, Dickinson & Co.	76,019	6,355,949
Boston Scientific Corp.*	960,676	6,878,440
C.R. Bard, Inc.	59,711	5,892,281
CareFusion Corp.*	242,292	6,394,086
Covidien PLC	123,849	6,290,291
Dentsply International, Inc.	179,258	6,792,086
Edwards Lifesciences Corp.*	76,993	5,493,450
Intuitive Surgical, Inc.*	18,746	7,508,710
Medtronic, Inc.	169,700	6,117,685
St Jude Medical, Inc.	135,346	6,293,589
Stryker Corp.	112,268	6,100,643
Varian Medical Systems, Inc.*	98,683	6,193,345
Zimmer Holdings, Inc.*	104,633	6,280,073

Total Health Care Equipment & Supplies		89,073,267

Health Care Providers & Services 3.1%
Aetna, Inc.	149,970	6,222,255
AmerisourceBergen Corp.	158,174	6,059,646
Cardinal Health, Inc.	147,406	6,450,487
CIGNA Corp.	132,808	6,609,854
Coventry Health Care, Inc.*	189,201	6,054,432
DaVita, Inc.*	77,123	6,442,856
Express Scripts, Inc.*	116,759	6,335,343
Humana, Inc.	83,773	6,247,790
Laboratory Corp. of America Holdings*	67,051	6,085,549
McKesson Corp.	79,217	6,426,083
Medco Health Solutions, Inc.*	117,424	7,383,621
Patterson Cos., Inc.	202,811	6,254,691
Quest Diagnostics, Inc.	106,951	5,776,424
Tenet Healthcare Corp.*	1,016,430	5,651,351
UnitedHealth Group, Inc.	129,710	6,437,507
WellPoint, Inc.	85,167	5,753,031

Total Health Care Providers & Services		100,190,920

Health Care Technology 0.2%
Cerner Corp.*	110,403	7,340,695

Total Health Care Technology		7,340,695

Hotels, Restaurants & Leisure 2.3%
Carnival Corp.	183,926	6,124,736
Chipotle Mexican Grill, Inc.*	24,032	7,800,307
Darden Restaurants, Inc.	137,154	6,967,423
International Game Technology	397,613	7,391,626
Marriott International, Inc. — Class A	196,096	6,373,120
McDonald’s Corp.	78,737	6,809,176
Starbucks Corp.	183,660	7,362,929
Starwood Hotels & Resorts Worldwide, Inc.	123,914	6,810,313
Wyndham Worldwide Corp.	206,199	7,132,423
Wynn Resorts Ltd.	49,639	7,628,522
Yum! Brands, Inc.	118,433	6,255,631

Total Hotels, Restaurants & Leisure		76,656,206

Household Durables 1.5%
D.R. Horton, Inc.	588,424	6,990,477
Fortune Brands, Inc.	102,635	6,179,653
Harman International Industries, Inc.	149,974	6,238,918
Leggett & Platt, Inc.	277,022	6,011,377
Lennar Corp. — Class A	374,376	6,622,712
Newell Rubbermaid, Inc.	440,582	6,837,833
Pulte Homes, Inc.*	903,233	6,205,211
Whirlpool Corp.	85,387	5,911,342

Total Household Durables		50,997,523

Household Products 0.8%
Clorox Co.	96,279	6,892,614
Colgate-Palmolive Co.	74,401	6,277,956
Kimberly-Clark Corp.	98,173	6,416,587
Procter & Gamble Co.	100,271	6,165,664

Total Household Products		25,752,821

Independent Power Producers & Energy Traders 0.6%
AES Corp.(The)*	529,827	6,522,170
Constellation Energy Group, Inc.	176,950	6,870,969
NRG Energy, Inc.*	278,925	6,839,241

Total Independent Power Producers & Energy Traders		20,232,380

Industrial Conglomerates 1.0%
3M Co.	70,693	6,160,188
Danaher Corp.	125,028	6,140,125
General Electric Co.	349,653	6,262,285
Textron, Inc.	297,916	6,890,797
Tyco International Ltd.	139,268	6,168,180

Total Industrial Conglomerates		31,621,575

Insurance 4.3%
ACE Ltd.	100,831	6,753,660
AFLAC, Inc.	144,334	6,648,024
Allstate Corp.	219,689	6,089,779
American International Group, Inc.*	232,255	6,665,718
Aon Corp.	131,674	6,336,153
Assurant, Inc.	186,124	6,629,737
Berkshire Hathaway, Inc. — Class B*	86,017	6,379,881
Chubb Corp.(The)	103,499	6,466,618
Cincinnati Financial Corp.	224,125	6,125,336
Genworth Financial, Inc. — Class A*	641,956	5,341,074
Hartford Financial Services Group, Inc.(The)	266,315	6,237,097
Lincoln National Corp.	242,033	6,413,874
Loews Corp.	160,642	6,404,797
Marsh & McLennan Cos., Inc.	217,345	6,409,504
MetLife, Inc.	161,082	6,638,189
Principal Financial Group, Inc.	224,621	6,206,278
Progressive Corp.	321,785	6,332,729
Prudential Financial, Inc.	109,769	6,441,245
Torchmark Corp.	154,786	6,251,807
Travelers Cos., Inc.(The)	112,328	6,192,643
Unum Group	259,929	6,339,668
XL Group PLC	306,271	6,284,681

Total Insurance		139,588,492

Internet & Catalog Retail 0.9%
Amazon.com, Inc.*	34,884	7,762,388
Expedia, Inc.	238,810	7,567,889
Netflix, Inc.*	26,211	6,971,864
Priceline.com, Inc.*	13,950	7,500,217

Total Internet & Catalog Retail		29,802,358

Internet Software & Services 1.2%
Akamai Technologies, Inc.*	222,178	5,381,151
eBay, Inc.*	226,394	7,414,403
Google, Inc. — Class A*	13,170	7,950,597
Monster Worldwide, Inc.*	486,754	5,714,492
VeriSign, Inc.	198,724	6,202,176
Yahoo!, Inc.*	444,435	5,822,099

Total Internet Software & Services		38,484,918

IT Services 2.8%
Accenture PLC — Class A	111,007	6,564,954
Automatic Data Processing, Inc.	125,188	6,445,930
Cognizant Technology Solutions Corp. — Class A*	96,749	6,759,853

3

RYDEX S&P 500 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Computer Sciences Corp.	169,346	$5,974,527
Fidelity National Information Services, Inc.	207,817	6,238,666
Fiserv, Inc.*	106,437	6,424,537
International Business Machines Corp.	39,546	7,191,440
Mastercard, Inc. — Class A	24,412	7,402,939
Paychex, Inc.	218,739	6,175,002
SAIC, Inc.*	397,290	6,368,559
Teradata Corp.*	115,655	6,356,399
Total System Services, Inc.	364,567	6,784,592
Visa, Inc. — Class A	87,251	7,463,451
Western Union Co.	327,589	6,358,502

Total IT Services		92,509,351

Leisure Equipment & Products 0.4%
Hasbro, Inc.	149,090	5,898,000
Mattel, Inc.	248,028	6,612,427

Total Leisure Equipment & Products		12,510,427

Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.*	135,820	5,726,171
Life Technologies Corp.*	125,218	5,638,567
PerkinElmer, Inc.	250,591	6,129,456
Thermo Fisher Scientific, Inc.*	104,793	6,297,011
Waters Corp.*	70,223	6,171,899

Total Life Sciences Tools & Services		29,963,104

Machinery 2.7%
Caterpillar, Inc.	67,845	6,702,407
Cummins, Inc.	69,119	7,249,201
Deere & Co.	82,599	6,484,847
Dover Corp.	104,163	6,298,737
Eaton Corp.	137,404	6,588,522
Flowserve Corp.	61,265	6,088,516
Illinois Tool Works, Inc.	118,253	5,888,999
Ingersoll-Rand PLC	148,866	5,570,566
Joy Global, Inc.	78,103	7,335,434
PACCAR, Inc.	136,450	5,841,424
Pall Corp.	121,032	6,000,766
Parker-Hannifin Corp.	75,949	6,001,490
Snap-on, Inc.	113,087	6,430,127
Stanley Black & Decker, Inc.	94,505	6,215,594

Total Machinery		88,696,630

Media 3.2%
Cablevision Systems Corp. — Class A	257,868	6,281,665
CBS Corp. — Class B	249,262	6,822,301
Comcast Corp. — Class A	275,023	6,606,053
DIRECTV — Class A*	139,808	7,085,469
Discovery Communications, Inc. — Class A*	159,882	6,363,304
Gannett Co., Inc.	473,412	6,040,737
Interpublic Group of Cos., Inc.	569,436	5,586,167
McGraw-Hill Cos., Inc.	165,639	6,890,582
News Corp. — Class A	401,165	6,426,663
Omnicom Group, Inc.	142,600	6,690,792
Scripps Networks Interactive — Class A	136,614	6,330,693
Time Warner Cable, Inc.	87,001	6,378,043
Time Warner, Inc.	184,764	6,496,302
Viacom, Inc. — Class B	137,309	6,648,502
Walt Disney Co.(The)	170,171	6,572,004
Washington Post Co.(The) — Class B	15,638	6,291,167

Total Media		103,510,444

Metals & Mining 1.8%
AK Steel Holding Corp.	462,147	5,615,086
Alcoa, Inc.	440,582	6,489,773
Allegheny Technologies, Inc.	110,774	6,445,939
Cliffs Natural Resources, Inc.	80,301	7,212,636
Freeport-McMoRan Copper & Gold, Inc.	135,786	7,191,227
Newmont Mining Corp.	126,417	7,030,049
Nucor Corp.	165,834	6,449,284
Titanium Metals Corp.	396,820	7,059,428
United States Steel Corp.	157,094	6,282,189

Total Metals & Mining		59,775,611

Multi-Utilities 3.0%
Ameren Corp.	229,877	6,625,055
CenterPoint Energy, Inc.	346,801	6,790,364
CMS Energy Corp.	331,188	6,338,938
Consolidated Edison, Inc.	122,970	6,468,222
Dominion Resources, Inc.	136,260	6,601,797
DTE Energy Co.	132,024	6,580,076
Integrys Energy Group, Inc.	128,916	6,472,873
NiSource, Inc.	333,760	6,718,589
PG&E Corp.	153,712	6,368,288
Public Service Enterprise Group, Inc.	205,889	6,742,865
SCANA Corp.	166,942	6,542,457
Sempra Energy	122,015	6,184,940
TECO Energy, Inc.	349,619	6,478,440
Wisconsin Energy Corp.	208,632	6,394,571
Xcel Energy, Inc.	265,531	6,372,744

Total Multi-Utilities		97,680,219

Multiline Retail 1.6%
Big Lots, Inc.*	199,933	6,963,667
Family Dollar Stores, Inc.	122,680	6,515,535
J.C. Penney Co., Inc.	190,146	5,848,891
Kohl’s Corp.	129,810	7,101,905
Macy’s, Inc.	239,475	6,913,643
Nordstrom, Inc.	148,076	7,427,492
Sears Holdings Corp.*	87,985	6,129,915
Target Corp.	139,178	7,166,275

Total Multiline Retail		54,067,323

Office Electronics 0.2%
Xerox Corp.	660,386	6,161,401

Total Office Electronics		6,161,401

Oil, Gas & Consumable Fuels 6.7%
Alpha Natural Resources, Inc.*	153,492	6,555,643
Anadarko Petroleum Corp.	92,127	7,606,005
Apache Corp.	55,465	6,862,130
Cabot Oil & Gas Corp.	107,421	7,957,748
Chesapeake Energy Corp.	232,345	7,981,051
Chevron Corp.	65,317	6,794,274
ConocoPhillips	90,549	6,518,623
CONSOL Energy, Inc.	141,806	7,600,802
Denbury Resources, Inc.*	348,215	6,727,514
Devon Energy Corp.	84,623	6,659,830
El Paso Corp.	330,178	6,785,158
EOG Resources, Inc.	64,138	6,542,076
EQT Corp.	128,946	8,185,492
Exxon Mobil Corp.	82,215	6,559,935
Hess Corp.	92,832	6,364,562
Marathon Oil Corp.	211,672	6,555,482
Marathon Petroleum Corp.*	163,566	7,162,555
Murphy Oil Corp.	102,959	6,612,027
Newfield Exploration Co.*	101,945	6,873,132
Noble Energy, Inc.	77,883	7,763,377
Occidental Petroleum Corp.	63,669	6,251,022
Peabody Energy Corp.	121,441	6,979,214
Pioneer Natural Resources Co.	77,339	7,191,754
QEP Resources, Inc.	168,017	7,364,185
Range Resources Corp.	124,514	8,113,332
Southwestern Energy Co.*	158,234	7,050,907
Spectra Energy Corp.	243,371	6,575,884
Sunoco, Inc.	167,292	6,800,420
Tesoro Corp.*	307,453	7,468,033

4

RYDEX S&P 500 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Valero Energy Corp.	268,668	$6,748,940
Williams Cos., Inc.(The)	229,157	7,264,277

Total Oil, Gas & Consumable Fuels		218,475,384

Paper & Forest Products 0.4%
International Paper Co.	242,966	7,216,090
MeadWestvaco Corp.	208,477	6,491,974

Total Paper & Forest Products		13,708,064

Personal Products 0.4%
Avon Products, Inc.	236,531	6,204,208
Estee Lauder Cos., Inc. — Class A	66,361	6,961,933

Total Personal Products		13,166,141

Pharmaceuticals 2.2%
Abbott Laboratories	125,338	6,432,346
Allergan, Inc.	80,101	6,513,012
Bristol-Myers Squibb Co.	236,147	6,767,973
Eli Lilly & Co.	173,373	6,640,186
Forest Laboratories, Inc.*	168,332	6,238,384
Hospira, Inc.*	120,182	6,143,704
Johnson & Johnson, Inc.	97,863	6,340,544
Merck & Co., Inc.	184,130	6,284,357
Mylan, Inc.*	291,876	6,648,935
Pfizer, Inc.	322,729	6,209,306
Watson Pharmaceuticals, Inc.*	101,815	6,834,841

Total Pharmaceuticals		71,053,588

Professional Services 0.6%
Dun & Bradstreet Corp.	86,401	6,268,392
Equifax, Inc.	188,756	6,485,656
Robert Half International, Inc.	250,491	6,858,444

Total Professional Services		19,612,492

Real Estate Investment Trusts (REITs) 3.1%
Apartment Investment & Management Co. — Class A	256,817	7,011,104
AvalonBay Communities, Inc.	50,213	6,738,082
Boston Properties, Inc.	62,439	6,703,451
Equity Residential	109,540	6,771,763
HCP, Inc.	175,266	6,437,520
Health Care REIT, Inc.	124,584	6,575,544
Host Hotels & Resorts, Inc.	404,039	6,404,018
Kimco Realty Corp.	367,221	6,988,216
Plum Creek Timber Co., Inc.	166,368	6,358,585
ProLogis, Inc.	192,968	6,875,450
Public Storage, Inc.	57,973	6,935,310
Simon Property Group, Inc.	57,083	6,879,072
Ventas, Inc.	122,970	6,656,366
Vornado Realty Trust	70,793	6,622,685
Weyerhaeuser Co.	316,452	6,325,876

Total Real Estate Investment Trusts (REITs)		100,283,042

Real Estate Management & Development 0.2%
CB Richard Ellis Group, Inc. — Class A*	273,000	5,951,400

Total Real Estate Management & Development		5,951,400

Road & Rail 0.8%
CSX Corp.	262,013	6,437,659
Norfolk Southern Corp.	91,493	6,926,020
Ryder System, Inc.	125,248	7,053,967
Union Pacific Corp.	64,903	6,651,260

Total Road & Rail		27,068,906

Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices, Inc.*	925,235	6,791,225
Altera Corp.	151,494	6,193,075
Analog Devices, Inc.	177,455	6,104,452
Applied Materials, Inc.	525,930	6,479,458
Broadcom Corp. — Class A*	205,854	7,631,008
First Solar, Inc.*	53,411	6,314,782
Intel Corp.	307,480	6,866,028
KLA-Tencor Corp.	170,080	6,772,586
Linear Technology Corp.	207,783	6,088,042
LSI Corp.*	965,032	7,102,635
MEMC Electronic Materials, Inc.*	769,261	5,707,917
Microchip Technology, Inc.	182,236	6,150,465
Micron Technology, Inc.*	844,051	6,220,656
National Semiconductor Corp.	263,631	6,516,958
Novellus Systems, Inc.*	198,794	6,170,566
NVIDIA Corp.*	405,476	5,607,733
Teradyne, Inc.*	475,712	6,417,355
Texas Instruments, Inc.	208,512	6,203,232
Xilinx, Inc.	196,131	6,295,805

Total Semiconductors & Semiconductor Equipment		121,633,978

Software 2.5%
Adobe Systems, Inc.*	211,359	5,858,871
Autodesk, Inc.*	179,577	6,177,449
BMC Software, Inc.*	125,528	5,425,320
CA, Inc.	300,424	6,699,455
Citrix Systems, Inc.*	87,351	6,292,766
Compuware Corp.*	693,463	6,698,853
Electronic Arts, Inc.*	291,366	6,482,894
Intuit, Inc.*	131,328	6,133,018
Microsoft Corp.	268,853	7,366,572
Oracle Corp.	207,403	6,342,384
Red Hat, Inc.*	157,414	6,623,981
Salesforce.com, Inc.*	46,351	6,707,453
Symantec Corp.*	348,699	6,646,203

Total Software		83,455,219

Specialty Retail 3.5%
Abercrombie & Fitch Co. — Class A	99,597	7,282,533
AutoNation, Inc.*	197,266	7,419,174
AutoZone, Inc.*	22,229	6,345,268
Bed Bath & Beyond, Inc.*	123,634	7,231,353
Best Buy Co., Inc.	210,726	5,816,038
CarMax, Inc.*	221,307	7,075,185
GameStop Corp. — Class A*	245,995	5,800,562
Gap, Inc.(The)	364,153	7,024,511
Home Depot, Inc.	188,433	6,581,965
Limited Brands, Inc.	182,391	6,905,323
Lowe’s Cos., Inc.	284,696	6,143,740
O’Reilly Automotive, Inc.*	104,543	6,220,308
Ross Stores, Inc.	85,941	6,511,749
Staples, Inc.	424,929	6,824,360
Tiffany & Co.	88,235	7,022,624
TJX Cos., Inc.	129,240	7,146,972
Urban Outfitters, Inc.*	225,954	7,352,543

Total Specialty Retail		114,704,208

Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	108,560	7,008,634
NIKE, Inc. — Class B	80,131	7,223,810
Polo Ralph Lauren Corp.	52,307	7,065,106
V.F. Corp.	62,849	7,340,763

Total Textiles, Apparel & Luxury Goods		28,638,313

Thrifts & Mortgage Finance 0.4%
Hudson City Bancorp, Inc.	798,615	6,588,574
People’s United Financial, Inc.	499,179	6,329,590

Total Thrifts & Mortgage Finance		12,918,164

Tobacco 0.8%
Altria Group, Inc.	239,409	6,296,457
Lorillard, Inc.	58,447	6,208,240
Philip Morris International, Inc.	94,915	6,755,100

5

RYDEX S&P 500 EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2011

		Market
	Shares	Value

Reynolds American, Inc.	170,744	$6,010,189

Total Tobacco		25,269,986

Trading Companies & Distributors 0.4%
Fastenal Co.	197,725	6,653,446
W.W. Grainger, Inc.	44,707	6,633,178

Total Trading Companies & Distributors		13,286,624

Wireless Telecommunication Services 0.6%
American Tower Corp. — Class A*	128,570	6,753,782
MetroPCS Communications, Inc.*	404,108	6,578,878
Sprint Nextel Corp.*	1,278,421	5,407,721

Total Wireless Telecommunication Services		18,740,381

Total Common Stocks (Cost $3,158,157,605)		3,263,222,914

SHORT TERM INVESTMENTS 0.3%

SSgA Government Money Market Fund	9,706,384	9,706,384

Total Short Term Investments (Cost $9,706,384)		9,706,384

Total Investments 100.0%(a) (Cost $3,167,863,989)		3,272,929,298

Other Assets in Excess of Liabilities — 0.0%(b)		1,455,456

Net Assets — 100.0%		$3,274,384,754

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

6

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.7%

Aerospace & Defense 2.2%
Boeing Co.(The)	50,460	$3,555,916
United Technologies Corp.	62,550	5,181,642

Total Aerospace & Defense		8,737,558

Air Freight & Logistics 0.9%
United Parcel Service, Inc. — Class B	50,220	3,476,228

Total Air Freight & Logistics		3,476,228

Automobiles 0.8%
Ford Motor Co.*	254,660	3,109,399

Total Automobiles		3,109,399

Beverages 4.1%
Coca-Cola Co.(The)	135,031	9,183,459
PepsiCo, Inc.	108,030	6,918,241

Total Beverages		16,101,700

Biotechnology 0.9%
Amgen, Inc.*	63,540	3,475,638

Total Biotechnology		3,475,638

Capital Markets 1.2%
Goldman Sachs Group, Inc.(The)	35,390	4,776,588

Total Capital Markets		4,776,588

Commercial Banks 2.4%
Wells Fargo & Co.	336,190	9,393,149

Total Commercial Banks		9,393,149

Communications Equipment 3.2%
Cisco Systems, Inc.	375,921	6,003,458
QUALCOMM, Inc.	114,110	6,250,946

Total Communications Equipment		12,254,404

Computers & Peripherals 8.6%
Apple, Inc.*	63,200	24,678,336
EMC Corp.*	140,630	3,667,630
Hewlett-Packard Co.	147,900	5,200,164

Total Computers & Peripherals		33,546,130

Consumer Finance 0.9%
American Express Co.	71,810	3,593,372

Total Consumer Finance		3,593,372

Diversified Financial Services 6.5%
Bank of America Corp.	692,550	6,724,661
Citigroup, Inc.	198,610	7,614,707
JPMorgan Chase & Co.	271,590	10,985,815

Total Diversified Financial Services		25,325,183

Diversified Telecommunication Services 4.8%
AT&T, Inc.	404,750	11,842,985
Verizon Communications, Inc.	193,360	6,823,674

Total Diversified Telecommunication Services		18,666,659

Energy Equipment & Services 2.2%
Schlumberger Ltd.	92,740	8,380,914

Total Energy Equipment & Services		8,380,914

Food & Staples Retailing 1.6%
Wal-Mart Stores, Inc.	121,281	6,392,722

Total Food & Staples Retailing		6,392,722

Food Products 1.0%
Kraft Foods, Inc. — Class A	112,940	3,882,877

Total Food Products		3,882,877

Hotels, Restaurants & Leisure 1.6%
McDonald’s Corp.	70,910	6,132,297

Total Hotels, Restaurants & Leisure		6,132,297

Household Products 3.0%
Procter & Gamble Co.	190,771	11,730,509

Total Household Products		11,730,509

Industrial Conglomerates 4.4%
3M Co.	48,570	4,232,390
General Electric Co.	724,841	12,981,902

Total Industrial Conglomerates		17,214,292

Insurance 2.5%
American International Group, Inc.*	30,210	867,027
Berkshire Hathaway, Inc. — Class B*	119,640	8,873,699

Total Insurance		9,740,726

Internet & Catalog Retail 1.4%
Amazon.com, Inc.*	24,840	5,527,397

Total Internet & Catalog Retail		5,527,397

Internet Software & Services 2.7%
Google, Inc. — Class A*	17,200	10,383,468

Total Internet Software & Services		10,383,468

IT Services 4.7%
International Business Machines Corp.	82,780	15,053,543
Visa, Inc. — Class A	35,740	3,057,200

Total IT Services		18,110,743

Machinery 1.1%
Caterpillar, Inc.	44,060	4,352,687

Total Machinery		4,352,687

Media 2.4%
Comcast Corp. — Class A	188,490	4,527,530
Walt Disney Co.(The)	129,190	4,989,318

Total Media		9,516,848

Oil, Gas & Consumable Fuels 13.7%
Chevron Corp.	137,390	14,291,307
ConocoPhillips	96,610	6,954,954
Exxon Mobil Corp.	336,681	26,863,777
Occidental Petroleum Corp.	55,560	5,454,881

Total Oil, Gas & Consumable Fuels		53,564,919

Pharmaceuticals 9.0%
Abbott Laboratories	106,230	5,451,724
Johnson & Johnson, Inc.	187,350	12,138,406
Merck & Co., Inc.	210,960	7,200,065
Pfizer, Inc.	540,011	10,389,812

Total Pharmaceuticals		35,180,007

Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.	362,372	8,091,767

Total Semiconductors & Semiconductor Equipment		8,091,767

Software 5.6%
Microsoft Corp.	507,191	13,897,033
Oracle Corp.	262,510	8,027,556

Total Software		21,924,589

Specialty Retail 1.0%
Home Depot, Inc.	109,220	3,815,055

Total Specialty Retail		3,815,055

Tobacco 3.2%
Altria Group, Inc.	143,080	3,763,004
Philip Morris International, Inc.	121,550	8,650,713

Total Tobacco		12,413,717

Total Common Stocks (Cost $406,076,573)		388,811,542

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2011

		Market
	Shares	Value

SHORT TERM INVESTMENTS 0.2%
SSgA Government Money Market Fund	867,537	$867,537

Total Short Term Investments (Cost $867,537)		867,537

Total Investments 99.9%(a) (Cost $406,944,110)		389,679,079

Other Assets in Excess of Liabilities — 0.1%		534,554

Net Assets — 100.0%		$390,213,633

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

2

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.7%

Aerospace & Defense 1.8%
L-3 Communications Holdings, Inc.	14,926	$1,180,945
Northrop Grumman Corp.	13,952	844,236

Total Aerospace & Defense		2,025,181

Auto Components 0.5%
Goodyear Tire & Rubber Co.(The)*	37,872	612,390

Total Auto Components		612,390

Building Products 0.4%
Masco Corp.	44,400	468,420

Total Building Products		468,420

Capital Markets 1.2%
Goldman Sachs Group, Inc.(The)	2,884	389,253
Legg Mason, Inc.	17,284	508,495
Morgan Stanley	21,290	473,703

Total Capital Markets		1,371,451

Commercial Banks 2.6%
BB&T Corp.	24,554	630,547
Fifth Third Bancorp	56,170	710,550
PNC Financial Services Group, Inc.	9,840	534,214
Regions Financial Corp.	94,910	578,002
SunTrust Banks, Inc.	20,286	496,804

Total Commercial Banks		2,950,117

Commercial Services & Supplies 1.1%
R.R. Donnelley & Sons Co.	65,096	1,224,456

Total Commercial Services & Supplies		1,224,456

Computers & Peripherals 0.4%
Dell, Inc.*	29,043	471,658

Total Computers & Peripherals		471,658

Construction & Engineering 1.1%
Jacobs Engineering Group, Inc.*	19,126	748,592
Quanta Services, Inc.*	26,706	494,595

Total Construction & Engineering		1,243,187

Consumer Finance 2.4%
Capital One Financial Corp.	30,166	1,441,935
Discover Financial Services	22,400	573,664
SLM Corp.	41,730	650,571

Total Consumer Finance		2,666,170

Containers & Packaging 0.3%
Sealed Air Corp.	17,888	385,129

Total Containers & Packaging		385,129

Diversified Financial Services 3.4%
Bank of America Corp.	117,106	1,137,099
Citigroup, Inc.	16,720	641,045
JPMorgan Chase & Co.	18,610	752,774
Nasdaq OMX Group (The)*	33,508	806,538
NYSE Euronext	16,184	541,517

Total Diversified Financial Services		3,878,973

Electric Utilities 4.8%
American Electric Power Co., Inc.	14,908	549,509
Duke Energy Corp.	26,668	496,025
Edison International	16,222	617,572
Entergy Corp.	5,426	362,457
FirstEnergy Corp.	20,772	927,470
Northeast Utilities	13,104	445,536
Pepco Holdings, Inc.	77,508	1,447,849
Progress Energy, Inc.	10,660	498,248

Total Electric Utilities		5,344,666

Electronic Equipment, Instruments & Components 1.3%
Jabil Circuit, Inc.	78,376	1,435,065

Total Electronic Equipment, Instruments & Components		1,435,065

Energy Equipment & Services 0.6%
Rowan Cos., Inc.*	17,080	669,024

Total Energy Equipment & Services		669,024

Food & Staples Retailing 7.5%
Costco Wholesale Corp.	11,448	895,806
CVS Caremark Corp.	37,074	1,347,640
Kroger Co.(The)	46,652	1,160,235
Safeway, Inc.	37,628	758,957
SUPERVALU, Inc.	291,862	2,510,013
Sysco Corp.	17,158	524,863
Wal-Mart Stores, Inc.	9,772	515,082
Walgreen Co.	17,042	665,320

Total Food & Staples Retailing		8,377,916

Food Products 6.3%
Archer-Daniels-Midland Co.	57,242	1,739,012
ConAgra Foods, Inc.	19,622	502,519
Dean Foods Co.*	271,352	2,990,299
Tyson Foods, Inc. — Class A	107,732	1,891,774

Total Food Products		7,123,604

Gas Utilities 1.2%
Nicor, Inc.	9,256	506,303
Oneok, Inc.	11,400	829,806

Total Gas Utilities		1,336,109

Health Care Equipment & Supplies 0.9%
Boston Scientific Corp.*	63,234	452,756
CareFusion Corp.*	20,870	550,759

Total Health Care Equipment & Supplies		1,003,515

Health Care Providers & Services 10.9%
Aetna, Inc.	45,502	1,887,878
Cardinal Health, Inc.	33,020	1,444,955
Coventry Health Care, Inc.*	74,926	2,397,632
Humana, Inc.	26,814	1,999,788
McKesson Corp.	19,984	1,621,102
UnitedHealth Group, Inc.	23,940	1,188,142
WellPoint, Inc.	25,946	1,752,653

Total Health Care Providers & Services		12,292,150

Household Durables 1.8%
D.R. Horton, Inc.	71,838	853,435
Whirlpool Corp.	16,876	1,168,326

Total Household Durables		2,021,761

Independent Power Producers & Energy Traders 5.8%
AES Corp.(The)*	82,244	1,012,424
Constellation Energy Group, Inc.	80,293	3,117,777
NRG Energy, Inc.*	99,206	2,432,531

Total Independent Power Producers & Energy Traders		6,562,732

Industrial Conglomerates 0.4%
General Electric Co.	24,884	445,672

Total Industrial Conglomerates		445,672

Insurance 13.1%
ACE Ltd.	12,744	853,593
Allstate Corp.	43,016	1,192,404
Assurant, Inc.	41,146	1,465,621
Chubb Corp.(The)	8,808	550,324
Cincinnati Financial Corp.	23,862	652,148
Genworth Financial, Inc. — Class A*	90,828	755,689

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2011

		Market
	Shares	Value

Hartford Financial Services Group, Inc.(The)	69,246	$1,621,741
Lincoln National Corp.	37,316	988,874
Loews Corp.	18,074	720,610
MetLife, Inc.	12,014	495,097
Principal Financial Group, Inc.	24,320	671,962
Prudential Financial, Inc.	20,958	1,229,815
Torchmark Corp.	9,598	387,663
Travelers Cos., Inc.(The)	13,640	751,973
Unum Group	54,572	1,331,011
XL Group PLC	51,592	1,058,668

Total Insurance		14,727,193

IT Services 1.0%
Computer Sciences Corp.	30,322	1,069,760

Total IT Services		1,069,760

Media 2.4%
CBS Corp. — Class B	26,696	730,670
Gannett Co., Inc.	46,418	592,294
Time Warner, Inc.	19,828	697,152
Washington Post Co.(The) — Class B	1,568	630,806

Total Media		2,650,922

Metals & Mining 1.1%
AK Steel Holding Corp.	57,408	697,507
Alcoa, Inc.	34,482	507,920

Total Metals & Mining		1,205,427

Multi-Utilities 5.9%
Ameren Corp.	38,388	1,106,342
CenterPoint Energy, Inc.	24,592	481,511
CMS Energy Corp.	31,246	598,048
Consolidated Edison, Inc.	10,620	558,612
DTE Energy Co.	15,434	769,231
Integrys Energy Group, Inc.	14,908	748,531
NiSource, Inc.	58,538	1,178,370
SCANA Corp.	9,772	382,965
Sempra Energy	8,262	418,801
Xcel Energy, Inc.	16,544	397,056

Total Multi-Utilities		6,639,467

Multiline Retail 2.5%
J.C. Penney Co., Inc.	24,866	764,878
Sears Holdings Corp.*	29,569	2,060,072

Total Multiline Retail		2,824,950

Office Electronics 0.5%
Xerox Corp.	55,342	516,341

Total Office Electronics		516,341

Oil, Gas & Consumable Fuels 9.0%
ConocoPhillips	10,318	742,793
Hess Corp.	4,970	340,743
Marathon Oil Corp.	53,374	1,652,993
Marathon Petroleum Corp.*	13,474	590,026
QEP Resources, Inc.	19,838	869,500
Sunoco, Inc.	23,666	962,023
Tesoro Corp.*	108,278	2,630,073
Valero Energy Corp.	91,928	2,309,231

Total Oil, Gas & Consumable Fuels		10,097,382

Paper & Forest Products 1.6%
International Paper Co.	32,385	961,834
MeadWestvaco Corp.	28,362	883,193

Total Paper & Forest Products		1,845,027

Real Estate Investment Trusts (REITs) 0.5%
Weyerhaeuser Co.	26,618	532,094

Total Real Estate Investment Trusts (REITs)		532,094

Road & Rail 0.8%
Ryder System, Inc.	16,992	956,989

Total Road & Rail		956,989

Specialty Retail 2.9%
AutoNation, Inc.*	31,744	1,193,892
GameStop Corp. — Class A*	72,334	1,705,636
Lowe’s Cos., Inc.	18,942	408,768

Total Specialty Retail		3,308,296

Thrifts & Mortgage Finance 0.5%
People’s United Financial, Inc.	40,736	516,532

Total Thrifts & Mortgage Finance		516,532

Wireless Telecommunication Services 1.2%
Sprint Nextel Corp.*	312,226	1,320,716

Total Wireless Telecommunication Services		1,320,716

Total Common Stocks (Cost $111,026,736)		112,120,442

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	247,620	247,620

Total Short Term Investments (Cost $247,620)		247,620

Total Investments 99.9%(a) (Cost $111,274,356)		112,368,062

Other Assets in Excess of Liabilities — 0.1%		67,643

Net Assets — 100.0%		$112,435,705

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

2

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.7%

Aerospace & Defense 0.9%
Goodrich Corp.	21,744	$2,068,724
Precision Castparts Corp.	6,355	1,025,570

Total Aerospace & Defense		3,094,294

Beverages 1.6%
Coca-Cola Co.(The)	14,103	959,145
Coca-Cola Enterprises, Inc.	96,940	2,724,984
Dr Pepper Snapple Group, Inc.	42,603	1,608,689

Total Beverages		5,292,818

Biotechnology 2.5%
Biogen Idec, Inc.*	38,754	3,947,870
Celgene Corp.*	34,397	2,039,742
Gilead Sciences, Inc.*	57,491	2,435,319

Total Biotechnology		8,422,931

Capital Markets 0.5%
Ameriprise Financial, Inc.	29,753	1,609,637

Total Capital Markets		1,609,637

Chemicals 2.5%
CF Industries Holdings, Inc.	27,738	4,308,266
FMC Corp.	17,962	1,572,932
International Flavors & Fragrances, Inc.	21,938	1,341,948
Sigma-Aldrich Corp.	16,171	1,085,074

Total Chemicals		8,308,220

Commercial Services & Supplies 0.6%
Stericycle, Inc.*	22,586	1,854,762

Total Commercial Services & Supplies		1,854,762

Communications Equipment 2.3%
F5 Networks, Inc.*	35,660	3,333,497
JDS Uniphase Corp.*	165,176	2,172,064
Juniper Networks, Inc.*	88,019	2,058,765

Total Communications Equipment		7,564,326

Computers & Peripherals 5.8%
Apple, Inc.*	15,730	6,142,250
EMC Corp.*	93,759	2,445,235
NetApp, Inc.*	82,045	3,898,778
SanDisk Corp.*	51,477	2,189,317
Western Digital Corp.*	135,814	4,680,151

Total Computers & Peripherals		19,355,731

Containers & Packaging 0.4%
Ball Corp.	36,639	1,421,593

Total Containers & Packaging		1,421,593

Diversified Consumer Services 1.3%
Apollo Group, Inc. — Class A*	37,638	1,913,140
DeVry, Inc.	40,087	2,491,006

Total Diversified Consumer Services		4,404,146

Diversified Financial Services 0.8%
IntercontinentalExchange, Inc.*	20,381	2,512,977

Total Diversified Financial Services		2,512,977

Electrical Equipment 0.3%
Rockwell Automation, Inc.	13,859	994,522

Total Electrical Equipment		994,522

Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp. — Class A	29,078	1,421,624
FLIR Systems, Inc.	58,353	1,602,373

Total Electronic Equipment, Instruments & Components		3,023,997

Energy Equipment & Services 3.7%
Cameron International Corp.*	54,484	3,047,835
Diamond Offshore Drilling, Inc.	30,157	2,045,549
FMC Technologies, Inc.*	72,496	3,305,818
National-Oilwell Varco, Inc.	47,785	3,850,037

Total Energy Equipment & Services		12,249,239

Food & Staples Retailing 1.3%
Whole Foods Market, Inc.	62,536	4,171,151

Total Food & Staples Retailing		4,171,151

Health Care Equipment & Supplies 3.2%
Edwards Lifesciences Corp.*	33,144	2,364,824
Intuitive Surgical, Inc.*	11,497	4,605,123
St Jude Medical, Inc.	42,556	1,978,854
Varian Medical Systems, Inc.*	24,327	1,526,763

Total Health Care Equipment & Supplies		10,475,564

Health Care Providers & Services 5.0%
CIGNA Corp.	95,463	4,751,193
Express Scripts, Inc.*	40,969	2,222,978
Laboratory Corp. of America Holdings*	19,950	1,810,662
Medco Health Solutions, Inc.*	37,531	2,359,949
Patterson Cos., Inc.	44,103	1,360,137
Tenet Healthcare Corp.*	773,646	4,301,472

Total Health Care Providers & Services		16,806,391

Health Care Technology 0.8%
Cerner Corp.*	39,900	2,652,951

Total Health Care Technology		2,652,951

Hotels, Restaurants & Leisure 7.2%
Chipotle Mexican Grill, Inc.*	20,498	6,653,241
Darden Restaurants, Inc.	54,103	2,748,432
Starbucks Corp.	95,590	3,832,203
Starwood Hotels & Resorts Worldwide, Inc.	22,459	1,234,347
Wyndham Worldwide Corp.	90,966	3,146,514
Wynn Resorts Ltd.	30,675	4,714,134
Yum! Brands, Inc.	33,201	1,753,677

Total Hotels, Restaurants & Leisure		24,082,548

Internet & Catalog Retail 7.4%
Amazon.com, Inc.*	27,845	6,196,069
Expedia, Inc.	156,686	4,965,379
Netflix, Inc.*	25,934	6,898,185
Priceline.com, Inc.*	12,115	6,513,630

Total Internet & Catalog Retail		24,573,263

Internet Software & Services 2.7%
Akamai Technologies, Inc.*	90,722	2,197,287
eBay, Inc.*	110,712	3,625,818
Google, Inc. — Class A*	4,955	2,991,284

Total Internet Software & Services		8,814,389

IT Services 4.8%
Cognizant Technology Solutions Corp. — Class A*	70,144	4,900,961
International Business Machines Corp.	8,266	1,503,172
Mastercard, Inc. — Class A	10,665	3,234,161
Teradata Corp.*	61,938	3,404,113
Visa, Inc. — Class A	34,798	2,976,621

Total IT Services		16,019,028

Leisure Equipment & Products 0.6%
Hasbro, Inc.	50,979	2,016,729

Total Leisure Equipment & Products		2,016,729

Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.*	24,387	1,028,156
Life Technologies Corp.*	53,592	2,413,248

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) concluded)	July 31, 2011

		Market
	Shares	Value

Waters Corp.*	18,610	$1,635,633

Total Life Sciences Tools & Services		5,077,037

Machinery 3.5%
Cummins, Inc.	19,195	2,013,172
Deere & Co.	17,277	1,356,417
Flowserve Corp.	24,083	2,393,368
Ingersoll-Rand PLC	35,356	1,323,021
Joy Global, Inc.	49,205	4,621,334

Total Machinery		11,707,312

Media 4.1%
Cablevision Systems Corp. — Class A	93,395	2,275,102
Comcast Corp. — Class A	86,074	2,067,498
DIRECTV — Class A*	67,775	3,434,837
Discovery Communications, Inc. — Class A*	98,694	3,928,021
Interpublic Group of Cos., Inc.	115,286	1,130,956
Scripps Networks Interactive — Class A	17,454	808,818

Total Media		13,645,232

Metals & Mining 1.4%
Freeport-McMoRan Copper & Gold, Inc.	57,050	3,021,368
Newmont Mining Corp.	31,527	1,753,216

Total Metals & Mining		4,774,584

Multiline Retail 1.5%
Family Dollar Stores, Inc.	28,520	1,514,697
Nordstrom, Inc.	72,242	3,623,659

Total Multiline Retail		5,138,356

Oil, Gas & Consumable Fuels 2.3%
CONSOL Energy, Inc.	23,030	1,234,408
Peabody Energy Corp.	27,050	1,554,564
Pioneer Natural Resources Co.	31,096	2,891,617
Southwestern Energy Co.*	40,999	1,826,915

Total Oil, Gas & Consumable Fuels		7,507,504

Personal Products 0.8%
Estee Lauder Cos., Inc. — Class A	26,345	2,763,854

Total Personal Products		2,763,854

Pharmaceuticals 3.7%
Allergan, Inc.	30,919	2,514,024
Eli Lilly & Co.	27,875	1,067,613
Hospira, Inc.*	37,511	1,917,562
Mylan, Inc.*	134,718	3,068,876
Watson Pharmaceuticals, Inc.*	57,324	3,848,160

Total Pharmaceuticals		12,416,235

Real Estate Investment Trusts (REITs) 0.9%
Ventas, Inc.	54,003	2,923,182

Total Real Estate Investment Trusts (REITs)		2,923,182

Real Estate Management & Development 0.4%
CB Richard Ellis Group, Inc. — Class A*	65,854	1,435,617

Total Real Estate Management & Development		1,435,617

Semiconductors & Semiconductor Equipment 4.3%
Advanced Micro Devices, Inc.*	211,414	1,551,779
Altera Corp.	41,360	1,690,797
Analog Devices, Inc.	41,310	1,421,064
Broadcom Corp. — Class A*	64,307	2,383,860
First Solar, Inc.*	15,436	1,824,998
Linear Technology Corp.	43,592	1,277,246
Micron Technology, Inc.*	417,970	3,080,439
Xilinx, Inc.	33,809	1,085,269

Total Semiconductors & Semiconductor Equipment		14,315,452

Software 6.1%
BMC Software, Inc.*	37,765	1,632,203
Citrix Systems, Inc.*	39,372	2,836,359
Intuit, Inc.*	45,219	2,111,727
Microsoft Corp.	39,432	1,080,437
Oracle Corp.	76,659	2,344,232
Red Hat, Inc.*	101,196	4,258,328
Salesforce.com, Inc.*	32,339	4,679,777
Symantec Corp.*	77,832	1,483,478

Total Software		20,426,541

Specialty Retail 7.9%
AutoZone, Inc.*	13,819	3,944,633
Bed Bath & Beyond, Inc.*	40,234	2,353,287
CarMax, Inc.*	71,330	2,280,420
Limited Brands, Inc.	75,991	2,877,019
O’Reilly Automotive, Inc.*	55,904	3,326,288
Ross Stores, Inc.	48,627	3,684,468
Tiffany & Co.	42,035	3,345,566
TJX Cos., Inc.	39,342	2,175,612
Urban Outfitters, Inc.*	74,220	2,415,119

Total Specialty Retail		26,402,412

Textiles, Apparel & Luxury Goods 2.6%
Coach, Inc.	81,407	5,255,636
NIKE, Inc. — Class B	10,294	928,004
Polo Ralph Lauren Corp.	19,305	2,607,526

Total Textiles, Apparel & Luxury Goods		8,791,166

Trading Companies & Distributors 0.4%
W.W. Grainger, Inc.	9,756	1,447,498

Total Trading Companies & Distributors		1,447,498

Wireless Telecommunication Services 1.2%
American Tower Corp. — Class A*	37,471	1,968,352
MetroPCS Communications, Inc.*	124,511	2,027,039

Total Wireless Telecommunication Services		3,995,391

Total Common Stocks (Cost $309,218,657)		332,488,580

SHORT TERM INVESTMENTS 0.3%

SSgA Government Money Market Fund	880,518	880,518

Total Short Term Investments (Cost $880,518)		880,518

Total Investments 100.0%(a) (Cost $310,099,175)		333,369,098

Other Assets in Excess of Liabilities — 0.0%(b)		16,509

Net Assets — 100.0%		$333,385,607

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

2

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.9%

Aerospace & Defense 0.5%
Alliant Techsystems, Inc.	3,860	$251,788

Total Aerospace & Defense		251,788

Airlines 0.6%
JetBlue Airways Corp.*	64,454	308,735

Total Airlines		308,735

Capital Markets 0.4%
Apollo Investment Corp.	19,379	185,651

Total Capital Markets		185,651

Chemicals 2.7%
Ashland, Inc.	14,259	873,221
Cabot Corp.	5,820	227,562
Olin Corp.	10,749	224,762

Total Chemicals		1,325,545

Commercial Banks 3.7%
Associated Banc-Corp.	18,568	253,453
BancorpSouth, Inc.	34,177	462,757
Fulton Financial Corp.	28,687	291,173
International Bancshares Corp.	19,288	324,424
Synovus Financial Corp.	128,308	234,804
Webster Financial Corp.	11,589	236,647

Total Commercial Banks		1,803,258

Commercial Services & Supplies 1.3%
Brink’s Co.(The)	21,288	635,234

Total Commercial Services & Supplies		635,234

Construction & Engineering 6.4%
Aecom Technology Corp.*	20,748	513,306
Granite Construction, Inc.	21,658	506,364
KBR, Inc.	19,888	709,007
Shaw Group, Inc.(The)*	14,749	381,704
URS Corp.*	24,068	982,696

Total Construction & Engineering		3,093,077

Containers & Packaging 0.6%
Temple-Inland, Inc.	10,189	305,874

Total Containers & Packaging		305,874

Diversified Consumer Services 1.8%
Career Education Corp.*	13,439	304,931
Regis Corp.	37,996	564,240

Total Diversified Consumer Services		869,171

Electric Utilities 4.8%
Great Plains Energy, Inc.	21,548	434,623
Hawaiian Electric Industries, Inc.	10,359	242,401
IDACORP, Inc.	5,440	213,302
NV Energy, Inc.	30,807	457,176
PNM Resources, Inc.	66,793	1,003,231

Total Electric Utilities		2,350,733

Electronic Equipment, Instruments & Components 7.6%
Arrow Electronics, Inc.*	24,438	849,221
Avnet, Inc.*	25,868	757,932
Ingram Micro, Inc. — Class A*	56,085	1,040,377
Tech Data Corp.*	22,248	1,038,314

Total Electronic Equipment, Instruments & Components		3,685,844

Energy Equipment & Services 2.3%
Exterran Holdings, Inc.*	11,989	221,557
Helix Energy Solutions Group, Inc.*	28,777	563,453
Tidewater, Inc.	5,759	312,944

Total Energy Equipment & Services		1,097,954

Food & Staples Retailing 2.6%
BJ’s Wholesale Club, Inc.*	14,099	709,885
Ruddick Corp.	12,689	531,669

Total Food & Staples Retailing		1,241,554

Food Products 3.0%
Ralcorp Holdings, Inc.*	5,360	463,640
Smithfield Foods, Inc.*	45,126	993,675

Total Food Products		1,457,315

Gas Utilities 3.7%
Atmos Energy Corp.	15,958	533,476
Questar Corp.	32,927	606,845
UGI Corp.	11,169	338,421
WGL Holdings, Inc.	8,319	322,860

Total Gas Utilities		1,801,602

Health Care Equipment & Supplies 0.7%
Teleflex, Inc.	5,489	330,602

Total Health Care Equipment & Supplies		330,602

Health Care Providers & Services 11.3%
Community Health Systems, Inc.*	26,977	697,086
Health Net, Inc.*	23,938	673,137
Kindred Healthcare, Inc.*	82,972	1,563,192
LifePoint Hospitals, Inc.*	14,449	536,058
Omnicare, Inc.	41,036	1,251,598
Owens & Minor, Inc.	24,918	759,999

Total Health Care Providers & Services		5,481,070

Hotels, Restaurants & Leisure 2.0%
Bob Evans Farms, Inc.	12,939	446,913
Wendy’s Co.(The)	102,460	539,964

Total Hotels, Restaurants & Leisure		986,877

Household Durables 2.6%
American Greetings Corp. — Class A	27,277	604,731
KB Home	18,558	157,557
MDC Holdings, Inc.	8,129	183,797
Mohawk Industries, Inc.*	5,999	312,128

Total Household Durables		1,258,213

Insurance 17.4%
American Financial Group, Inc.	17,108	581,330
Everest Re Group Ltd.	6,559	538,625
Fidelity National Financial, Inc. — Class A	51,025	831,707
First American Financial Corp.	75,483	1,206,973
Hanover Insurance Group, Inc.(The)	11,839	428,690
HCC Insurance Holdings, Inc.	12,409	373,883
Mercury General Corp.	8,759	325,309
Old Republic International Corp.	35,197	367,457
Protective Life Corp.	28,187	599,256
Reinsurance Group of America, Inc.	13,919	810,225
StanCorp Financial Group, Inc.	10,579	351,858
Transatlantic Holdings, Inc.	12,539	642,122
Unitrin, Inc.	34,527	972,626
W.R. Berkley Corp.	13,169	405,473

Total Insurance		8,435,534

Internet Software & Services 0.9%
AOL, Inc.*	25,278	434,276

Total Internet Software & Services		434,276

IT Services 2.9%
Convergys Corp.*	17,078	212,450
CoreLogic, Inc.*	75,293	1,188,124

Total IT Services		1,400,574

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2011

		Market
	Shares	Value

Machinery 1.5%
Harsco Corp.	15,579	$427,020
Trinity Industries, Inc.	10,429	310,680

Total Machinery		737,700

Media 1.0%
Scholastic Corp.	16,498	473,823

Total Media		473,823

Metals & Mining 2.4%
Commercial Metals Co.	33,267	482,704
Reliance Steel & Aluminum Co.	8,379	393,897
Worthington Industries, Inc.	12,849	269,443

Total Metals & Mining		1,146,044

Multi-Utilities 0.4%
Vectren Corp.	8,039	212,310

Total Multi-Utilities		212,310

Oil, Gas & Consumable Fuels 2.5%
HollyFrontier Corp.	4,019	302,992
Overseas Shipholding Group, Inc.	21,488	523,018
Southern Union Co.	8,639	371,477

Total Oil, Gas & Consumable Fuels		1,197,487

Paper & Forest Products 0.4%
Louisiana-Pacific Corp.*	22,828	176,917

Total Paper & Forest Products		176,917

Professional Services 1.1%
Manpower, Inc.	10,469	528,894

Total Professional Services		528,894

Real Estate Investment Trusts (REITs) 0.6%
Hospitality Properties Trust	11,509	290,602

Total Real Estate Investment Trusts (REITs)		290,602

Road & Rail 0.5%
Con-way, Inc.	6,269	229,571

Total Road & Rail		229,571

Specialty Retail 5.8%
Barnes & Noble, Inc.	72,063	1,253,896
Collective Brands, Inc.*	39,096	460,551
Foot Locker, Inc.	14,329	311,369
RadioShack Corp.	29,369	408,817
Rent-A-Center, Inc.	13,239	358,115

Total Specialty Retail		2,792,748

Thrifts & Mortgage Finance 1.7%
Astoria Financial Corp.	26,107	304,147
First Niagara Financial Group, Inc.	15,318	187,645
Washington Federal, Inc.	20,998	355,076

Total Thrifts & Mortgage Finance		846,868

Tobacco 1.5%
Universal Corp.	19,828	728,084

Total Tobacco		728,084

Wireless Telecommunication Services 0.7%
Telephone & Data Systems, Inc.	12,449	353,054

Total Wireless Telecommunication Services		353,054

Total Common Stocks (Cost $49,548,646)		48,454,583

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	43,226	43,226

Total Short Term Investments (Cost $43,226)		43,226

Total Investments 100.0%(a) (Cost $49,591,872)		48,497,809

Other Assets in Excess of Liabilities — 0.0%(b)		16,342

Net Assets — 100.0%		$48,514,151

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

2

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.9%

Aerospace & Defense 2.7%
BE Aerospace, Inc.*	284,947	$11,340,891
Triumph Group, Inc.	200,923	10,817,694

Total Aerospace & Defense		22,158,585

Auto Components 0.3%
Gentex Corp.	94,239	2,670,733

Total Auto Components		2,670,733

Beverages 1.4%
Hansen Natural Corp.*	154,912	11,869,357

Total Beverages		11,869,357

Biotechnology 1.0%
United Therapeutics Corp.*	143,001	8,205,397

Total Biotechnology		8,205,397

Capital Markets 0.5%
Waddell & Reed Financial, Inc. — Class A	121,510	4,459,417

Total Capital Markets		4,459,417

Chemicals 4.4%
Albemarle Corp.	49,734	3,311,290
Intrepid Potash, Inc.*	218,604	7,268,583
Lubrizol Corp.	73,035	9,830,511
NewMarket Corp.	98,159	16,100,039

Total Chemicals		36,510,423

Commercial Services & Supplies 1.0%
Copart, Inc.*	123,547	5,368,117
Rollins, Inc.	140,647	2,684,951

Total Commercial Services & Supplies		8,053,068

Communications Equipment 3.0%
ADTRAN, Inc.	128,813	4,262,422
Polycom, Inc.*	331,342	8,956,174
Riverbed Technology, Inc.*	398,296	11,403,215

Total Communications Equipment		24,621,811

Computers & Peripherals 0.3%
QLogic Corp.*	180,447	2,737,381

Total Computers & Peripherals		2,737,381

Distributors 1.2%
LKQ Corp.*	400,136	9,831,342

Total Distributors		9,831,342

Diversified Consumer Services 1.2%
ITT Educational Services, Inc.*	81,513	6,983,219
Strayer Education, Inc.	25,338	3,082,367

Total Diversified Consumer Services		10,065,586

Diversified Financial Services 0.5%
MSCI, Inc. — Class A*	104,253	3,699,939

Total Diversified Financial Services		3,699,939

Diversified Telecommunication Services 0.9%
tw telecom, Inc.*	364,627	7,201,383

Total Diversified Telecommunication Services		7,201,383

Electrical Equipment 0.5%
Woodward, Inc.	107,038	3,692,811

Total Electrical Equipment		3,692,811

Energy Equipment & Services 6.4%
Atwood Oceanics, Inc.*	235,420	10,994,114
CARBO Ceramics, Inc.	30,764	4,801,337
Dresser-Rand Group, Inc.*	234,562	12,530,302
Dril-Quip, Inc.*	117,523	8,286,547
Oceaneering International, Inc.	238,816	10,316,851
Oil States International, Inc.*	70,938	5,724,697

Total Energy Equipment & Services		52,653,848

Food Products 4.8%
Green Mountain Coffee Roasters, Inc.*	376,224	39,108,485

Total Food Products		39,108,485

Health Care Equipment & Supplies 5.9%
Cooper Cos., Inc.(The)	162,245	12,410,120
Gen-Probe, Inc.*	78,685	4,764,377
Idexx Laboratories, Inc.*	106,831	8,860,563
Kinetic Concepts, Inc.*	146,564	9,810,994
ResMed, Inc.*	210,503	6,376,136
Thoratec Corp.*	180,223	6,071,713

Total Health Care Equipment & Supplies		48,293,903

Health Care Providers & Services 5.0%
Catalyst Health Solutions, Inc.*	165,751	10,861,663
Health Management Associates, Inc. — Class A*	833,547	7,918,696
Lincare Holdings, Inc.	205,464	5,257,824
MEDNAX, Inc.*	133,698	9,112,856
Universal Health Services, Inc. — Class B	158,151	7,850,616

Total Health Care Providers & Services		41,001,655

Health Care Technology 1.2%
Allscripts Healthcare Solutions, Inc.*	539,374	9,789,638

Total Health Care Technology		9,789,638

Hotels, Restaurants & Leisure 4.6%
Bally Technologies, Inc.*	92,182	3,634,736
Cheesecake Factory, Inc.(The)*	396,957	11,444,270
Life Time Fitness, Inc.*	242,626	10,132,062
Panera Bread Co. — Class A*	89,731	10,346,882
WMS Industries, Inc.*	72,050	1,986,419

Total Hotels, Restaurants & Leisure		37,544,369

Household Durables 0.8%
Tupperware Brands Corp.	110,908	6,930,641

Total Household Durables		6,930,641

Internet Software & Services 3.7%
Digital River, Inc.*	109,786	2,799,543
Equinix, Inc.*	91,554	9,564,646
Rackspace Hosting, Inc.*	458,130	18,325,200

Total Internet Software & Services		30,689,389

IT Services 3.2%
Alliance Data Systems Corp.*	56,606	5,566,634
Gartner, Inc.*	152,314	5,621,910
Global Payments, Inc.	96,356	4,568,238
Jack Henry & Associates, Inc.	107,295	3,106,190
Lender Processing Services, Inc.	219,088	4,125,427
NeuStar, Inc. — Class A*	132,319	3,445,587

Total IT Services		26,433,986

Leisure Equipment & Products 1.1%
Polaris Industries, Inc.	77,189	9,150,756

Total Leisure Equipment & Products		9,150,756

Life Sciences Tools & Services 0.5%
Mettler Toledo International, Inc.*	24,206	3,747,331

Total Life Sciences Tools & Services		3,747,331

Media 1.9%
AMC Networks, Inc. — Class A*	226,421	8,420,597
DreamWorks Animation SKG, Inc. — Class A*	226,264	4,946,131
Lamar Advertising Co. — Class A*	78,321	1,994,053

Total Media		15,360,781

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2011

		Market
	Shares	Value

Metals & Mining 0.6%
Compass Minerals International, Inc.	58,249	$4,586,526

Total Metals & Mining		4,586,526

Multiline Retail 1.0%
Dollar Tree, Inc.*	127,928	8,472,671

Total Multiline Retail		8,472,671

Office Electronics 0.4%
Zebra Technologies Corp. — Class A*	74,040	2,961,600

Total Office Electronics		2,961,600

Oil, Gas & Consumable Fuels 1.6%
Bill Barrett Corp.*	152,244	7,575,661
Northern Oil and Gas, Inc.*	263,977	5,844,451

Total Oil, Gas & Consumable Fuels		13,420,112

Pharmaceuticals 4.0%
Endo Pharmaceuticals Holdings, Inc.*	210,797	7,852,188
Medicis Pharmaceutical Corp. — Class A	391,334	14,549,798
Perrigo Co.	111,242	10,046,265

Total Pharmaceuticals		32,448,251

Real Estate Investment Trusts (REITs) 2.5%
Corporate Office Properties Trust	132,880	4,128,582
Macerich Co.(The)	124,198	6,598,640
SL Green Realty Corp.	122,779	10,070,333

Total Real Estate Investment Trusts (REITs)		20,797,555

Real Estate Management & Development 0.6%
Jones Lang LaSalle, Inc.	62,346	5,306,892

Total Real Estate Management & Development		5,306,892

Semiconductors & Semiconductor Equipment 3.8%
Atmel Corp.*	381,442	4,615,448
Cree, Inc.*	205,641	6,757,363
RF Micro Devices, Inc.*	375,179	2,532,458
Semtech Corp.*	204,626	4,767,786
Silicon Laboratories, Inc.*	82,171	2,909,675
Skyworks Solutions, Inc.*	394,840	9,993,401

Total Semiconductors & Semiconductor Equipment		31,576,131

Software 9.6%
ACI Worldwide, Inc.*	97,321	3,519,127
Advent Software, Inc.*	302,835	7,034,857
Ansys, Inc.*	142,083	7,189,400
Concur Technologies, Inc.*	142,527	6,476,427
Factset Research Systems, Inc.	72,978	6,720,544
Informatica Corp.*	248,346	12,697,931
MICROS Systems, Inc.*	125,093	6,125,804
Quest Software, Inc.*	183,549	3,483,760
Rovi Corp.*	114,451	6,062,470
Solera Holdings, Inc.	135,164	7,552,964
TIBCO Software, Inc.*	477,110	12,423,945

Total Software		79,287,229

Specialty Retail 9.9%
Advance Auto Parts, Inc.	83,707	4,601,374
Aeropostale, Inc.*	494,929	8,339,554
Ann, Inc.*	171,500	4,448,710
Ascena Retail Group, Inc.*	422,492	13,654,941
Chico’s FAS, Inc.	502,035	7,575,708
Dick’s Sporting Goods, Inc.*	202,342	7,486,654
Guess?, Inc.	309,086	11,782,358
PetSmart, Inc.	164,332	7,069,563
Tractor Supply Co.	170,977	11,270,804
Williams-Sonoma, Inc.	145,058	5,370,047

Total Specialty Retail		81,599,713

Textiles, Apparel & Luxury Goods 7.9%
Deckers Outdoor Corp.*	182,477	18,110,842
Fossil, Inc.*	143,198	$17,995,693
PVH Corp.	127,868	9,148,956
Under Armour, Inc. — Class A*	174,176	12,786,260
Warnaco Group, Inc.(The)*	123,617	6,588,786

Total Textiles, Apparel & Luxury Goods		64,630,537

Total Common Stocks (Cost $765,933,407)		821,569,232

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	865,784	865,784

Total Short Term Investments (Cost $865,784)		865,784

Total Investments 100.0%(a) (Cost $766,799,191)		822,435,016

Liabilities in Excess of Other Assets — 0.0%(b)		(114,577)

Net Assets — 100.0%		$822,320,439

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

2

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.2%

Aerospace & Defense 1.1%
AAR Corp.	9,760	$286,359
Curtiss-Wright Corp.	7,190	229,792
GenCorp, Inc.*	53,700	303,942

Total Aerospace & Defense		820,093

Airlines 1.1%
SkyWest, Inc.	64,890	834,485

Total Airlines		834,485

Auto Components 1.5%
Spartan Motors, Inc.	118,630	545,698
Standard Motor Products, Inc.	41,240	585,608

Total Auto Components		1,131,306

Building Products 2.7%
Apogee Enterprises, Inc.	55,390	634,215
Gibraltar Industries, Inc.*	55,270	568,176
Griffon Corp.*	33,450	316,102
Universal Forest Products, Inc.	16,540	487,434

Total Building Products		2,005,927

Capital Markets 3.0%
Investment Technology Group, Inc.*	32,230	392,239
Piper Jaffray Cos., Inc.*	17,350	511,478
Prospect Capital Corp.	18,515	172,190
SWS Group, Inc.	215,730	1,175,728

Total Capital Markets		2,251,635

Chemicals 1.1%
A. Schulman, Inc.	28,100	622,415
Stepan Co.	2,980	236,314

Total Chemicals		858,729

Commercial Banks 4.9%
Boston Private Financial Holdings, Inc.	33,560	232,571
F.N.B. Corp.	19,370	193,700
First BanCorp/Puerto Rico*	92,470	406,868
First Midwest Bancorp, Inc.	28,850	343,892
Hanmi Financial Corp.*	438,060	464,344
Pinnacle Financial Partners, Inc.*	17,980	274,195
PrivateBancorp, Inc.	14,140	166,711
Susquehanna Bancshares, Inc.	61,080	459,932
United Community Banks, Inc.*	43,570	476,220
Wilshire Bancorp, Inc.*	40,840	134,772
Wintrust Financial Corp.	15,280	522,270

Total Commercial Banks		3,675,475

Commercial Services & Supplies 2.2%
ABM Industries, Inc.	21,040	473,400
G&K Services, Inc. — Class A	13,560	461,989
Standard Register Co.(The)	78,730	236,190
United Stationers, Inc.	16,520	530,127

Total Commercial Services & Supplies		1,701,706

Communications Equipment 1.4%
Arris Group, Inc.*	17,570	210,840
Black Box Corp.	12,290	350,142
Comtech Telecommunications Corp.	6,950	187,303
Digi International, Inc.*	20,390	291,373

Total Communications Equipment		1,039,658

Construction & Engineering 2.0%
Comfort Systems USA, Inc.	47,080	491,515
Dycom Industries, Inc.*	22,600	385,104
EMCOR Group, Inc.*	23,950	668,684

Total Construction & Engineering		1,545,303

Construction Materials 0.3%
Headwaters, Inc.*	83,040	190,162

Total Construction Materials		190,162

Containers & Packaging 0.5%
Myers Industries, Inc.	33,970	404,243

Total Containers & Packaging		404,243

Distributors 1.5%
Audiovox Corp. — Class A*	159,870	1,149,465

Total Distributors		1,149,465

Diversified Consumer Services 1.5%
Corinthian Colleges, Inc.*	268,120	1,115,379

Total Diversified Consumer Services		1,115,379

Diversified Financial Services 0.3%
Interactive Brokers Group, Inc. — Class A	16,560	250,718

Total Diversified Financial Services		250,718

Diversified Telecommunication Services 0.5%
Cincinnati Bell, Inc.*	111,820	386,897

Total Diversified Telecommunication Services		386,897

Electric Utilities 1.0%
Central Vermont Public Service Corp.	21,340	748,821

Total Electric Utilities		748,821

Electrical Equipment 0.5%
Powell Industries, Inc.*	9,020	347,631

Total Electrical Equipment		347,631

Electronic Equipment, Instruments & Components 8.4%
Agilysys, Inc.*	218,730	2,093,246
Anixter International, Inc.	4,830	301,489
Benchmark Electronics, Inc.*	32,380	474,367
Brightpoint, Inc.*	61,700	560,853
Gerber Scientific, Inc.*	55,500	611,610
Insight Enterprises, Inc.*	55,180	928,679
Scansource, Inc.*	15,920	588,244
SYNNEX Corp.*	27,330	773,986

Total Electronic Equipment, Instruments & Components		6,332,474

Energy Equipment & Services 1.9%
Bristow Group, Inc.	4,440	215,251
Hornbeck Offshore Services, Inc.*	21,590	601,066
Matrix Service Co.*	29,150	406,351
TETRA Technologies, Inc.*	17,340	223,166

Total Energy Equipment & Services		1,445,834

Food & Staples Retailing 2.1%
Casey’s General Stores, Inc.	5,550	249,750
Nash Finch Co.	16,910	605,378
Spartan Stores, Inc.	43,650	770,859

Total Food & Staples Retailing		1,625,987

Food Products 1.9%
Sanderson Farms, Inc.	7,240	334,633
Seneca Foods Corp. — Class A*	41,470	1,074,073

Total Food Products		1,408,706

Gas Utilities 0.8%
Laclede Group, Inc.(The)	12,010	447,372
Southwest Gas Corp.	5,130	191,298

Total Gas Utilities		638,670

Health Care Equipment & Supplies 1.4%
CONMED Corp.*	8,760	227,760
Invacare Corp.	13,930	417,621
Symmetry Medical, Inc.*	41,470	399,356

Total Health Care Equipment & Supplies		1,044,737

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Health Care Providers & Services 7.7%
Amedisys, Inc.*	19,780	$511,511
Amsurg Corp.*	17,790	452,400
Centene Corp.*	28,010	919,008
Cross Country Healthcare, Inc.*	78,560	542,850
Gentiva Health Services, Inc.*	20,260	364,477
Healthways, Inc.*	59,950	895,053
Molina Healthcare, Inc.*	45,350	1,027,177
PharMerica Corp.*	86,010	1,098,348

Total Health Care Providers & Services		5,810,824

Hotels, Restaurants & Leisure 5.4%
Boyd Gaming Corp.*	98,950	864,823
Jack in the Box, Inc.*	13,550	307,856
Marcus Corp.	13,930	134,843
Multimedia Games, Inc.*	46,230	200,638
O’Charleys, Inc.*	126,000	767,340
Red Robin Gourmet Burgers, Inc.*	36,860	1,268,721
Ruby Tuesday, Inc.*	17,070	155,166
Ruth’s Hospitality Group Inc*	71,080	408,710

Total Hotels, Restaurants & Leisure		4,108,097

Household Durables 3.2%
Blyth, Inc.	11,340	717,368
Helen of Troy, Ltd.*	9,670	311,858
La-Z-Boy, Inc.*	88,230	773,777
Standard Pacific Corp.*	213,600	610,896

Total Household Durables		2,413,899

Household Products 0.8%
Central Garden & Pet Co. — Class A*	68,550	600,498

Total Household Products		600,498

Industrial Conglomerates 0.3%
Standex International Corp.	6,660	214,385

Total Industrial Conglomerates		214,385

Insurance 4.8%
AMERISAFE, Inc.*	12,750	274,252
Delphi Financial Group, Inc. — Class A	12,960	348,883
Horace Mann Educators Corp.	30,520	444,371
Infinity Property & Casualty Corp.	4,370	221,428
Navigators Group, Inc.(The)*	5,620	264,927
Presidential Life Corp.	48,180	547,325
Safety Insurance Group, Inc.	4,680	190,008
Selective Insurance Group, Inc.	30,420	498,584
Stewart Information Services Corp.	54,800	580,880
United Fire & Casualty Co.	13,690	234,784

Total Insurance		3,605,442

Internet Software & Services 0.9%
InfoSpace, Inc.*	27,070	257,977
United Online, Inc.	65,790	392,766

Total Internet Software & Services		650,743

IT Services 2.7%
CACI International, Inc. — Class A*	8,360	493,909
Ciber, Inc.*	315,970	1,586,169

Total IT Services		2,080,078

Leisure Equipment & Products 0.6%
Callaway Golf Co.	76,150	483,553

Total Leisure Equipment & Products		483,553

Life Sciences Tools & Services 0.6%
Cambrex Corp.*	98,970	436,458

Total Life Sciences Tools & Services		436,458

Machinery 2.1%
Briggs & Stratton Corp.	23,010	394,391
Federal Signal Corp.	100,820	582,740
Lydall, Inc.*	52,790	637,703

Total Machinery		1,614,834

Media 0.4%
Live Nation Entertainment, Inc.*	30,320	336,552

Total Media		336,552

Metals & Mining 0.9%
AM Castle & Co.*	19,850	344,596
Kaiser Aluminum Corp.	6,290	351,108

Total Metals & Mining		695,704

Multi-Utilities 1.1%
Avista Corp.	15,660	394,788
CH Energy Group, Inc.	4,010	204,791
NorthWestern Corp.	7,480	239,510

Total Multi-Utilities		839,089

Multiline Retail 1.9%
Fred’s, Inc. — Class A	52,830	696,299
Tuesday Morning Corp.*	164,800	708,640

Total Multiline Retail		1,404,939

Oil, Gas & Consumable Fuels 0.9%
World Fuel Services Corp.	17,490	658,149

Total Oil, Gas & Consumable Fuels		658,149

Paper & Forest Products 0.6%
Wausau Paper Corp.	58,420	431,140

Total Paper & Forest Products		431,140

Professional Services 5.1%
CDI Corp.	22,040	285,638
Kelly Services, Inc. — Class A*	21,360	334,284
Navigant Consulting, Inc.*	62,700	737,979
On Assignment, Inc.*	44,160	450,432
School Specialty, Inc.*	96,130	1,155,483
SFN Group, Inc.*	64,900	903,408

Total Professional Services		3,867,224

Real Estate Investment Trusts (REITs) 0.5%
Cedar Shopping Centers, Inc.	36,030	178,709
Kite Realty Group Trust	37,900	172,066

Total Real Estate Investment Trusts (REITs)		350,775

Semiconductors & Semiconductor Equipment 0.5%
Brooks Automation, Inc.*	38,530	366,420

Total Semiconductors & Semiconductor Equipment		366,420

Software 0.3%
THQ, Inc.*	89,780	239,264

Total Software		239,264

Specialty Retail 11.2%
Brown Shoe Co., Inc.	42,540	429,654
Christopher & Banks Corp.	100,750	634,725
Coldwater Creek, Inc.*	111,830	140,906
Group 1 Automotive, Inc.	17,570	836,859
Haverty Furniture Cos., Inc.	35,180	390,146
Hot Topic, Inc.	110,660	826,630
Lithia Motors, Inc. — Class A	57,790	1,192,786
MarineMax, Inc.*	86,570	795,578
OfficeMax, Inc.*	21,770	154,132
PEP Boys-Manny Moe & Jack	39,960	429,570
Sonic Automotive, Inc. — Class A	51,340	804,498
Stage Stores, Inc.	33,220	591,316
Stein Mart, Inc.	53,290	506,255
Zale Corp.*	136,430	765,372

Total Specialty Retail		8,498,427

Textiles, Apparel & Luxury Goods 0.9%
Quiksilver, Inc.*	94,530	497,228

2

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2011

		Market
	Shares	Value

Skechers U.S.A., Inc. — Class A*	9,510	$158,341

Total Textiles, Apparel & Luxury Goods		655,569

Thrifts & Mortgage Finance 0.8%
Bank Mutual Corp.	110,820	411,142
Northwest Bancshares, Inc.	17,040	209,422

Total Thrifts & Mortgage Finance		620,564

Tobacco 1.0%
Alliance One International, Inc.*	241,240	793,680

Total Tobacco		793,680

Trading Companies & Distributors 0.4%
Lawson Products, Inc.	15,290	285,464

Total Trading Companies & Distributors		285,464

Total Common Stocks (Cost $79,425,764)		75,015,812

SHORT TERM INVESTMENTS 0.8%

SSgA Government Money Market Fund	612,363	612,363

Total Short Term Investments (Cost $612,363)		612,363

Total Investments 100.0%(a) (Cost $80,038,127)		75,628,175

Other Assets in Excess of Liabilities — 0.0%(b)		4,177

Net Assets — 100.0%		$75,632,352

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

3

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

		Market
	Shares	Value

COMMON STOCKS 100.0%

Aerospace & Defense 0.9%
American Science & Engineering, Inc.	5,584	$453,030
National Presto Industries, Inc.	5,714	581,342

Total Aerospace & Defense		1,034,372

Airlines 0.4%
Allegiant Travel Co.*	11,138	479,268

Total Airlines		479,268

Beverages 0.7%
Boston Beer Co., Inc. — Class A*	9,276	836,231

Total Beverages		836,231

Biotechnology 2.6%
ArQule, Inc.*	147,305	824,908
Cubist Pharmaceuticals, Inc.*	24,239	823,399
Regeneron Pharmaceuticals, Inc.*	25,978	1,378,393

Total Biotechnology		3,026,700

Capital Markets 0.3%
Stifel Financial Corp.*	10,135	384,725

Total Capital Markets		384,725

Chemicals 2.0%
Balchem Corp.	22,449	982,593
Hawkins, Inc.	26,949	927,584
Quaker Chemical Corp.	10,074	408,400

Total Chemicals		2,318,577

Commercial Banks 0.3%
Signature Bank*	4,930	291,659

Total Commercial Banks		291,659

Commercial Services & Supplies 0.8%
Consolidated Graphics, Inc.*	13,623	702,811
Healthcare Services Group, Inc.	16,742	262,682

Total Commercial Services & Supplies		965,493

Communications Equipment 2.2%
Blue Coat Systems, Inc.*	41,953	845,353
DG Fastchannel, Inc.*	12,795	361,587
Netgear, Inc.*	13,889	457,087
Oplink Communications, Inc.*	33,566	566,594
ViaSat, Inc.*	6,597	296,403

Total Communications Equipment		2,527,024

Computers & Peripherals 1.1%
Novatel Wireless, Inc.*	88,999	456,565
Stratasys, Inc.*	13,470	343,485
Synaptics, Inc.*	19,627	482,235

Total Computers & Peripherals		1,282,285

Construction & Engineering 0.3%
Orion Marine Group, Inc.*	37,034	321,826

Total Construction & Engineering		321,826

Consumer Finance 3.2%
Cash America International, Inc.	15,791	883,664
EZCORP, Inc. — Class A*	24,945	830,170
First Cash Financial Services, Inc.*	18,511	800,971
World Acceptance Corp.*	18,777	1,196,470

Total Consumer Finance		3,711,275

Diversified Consumer Services 1.8%
American Public Education, Inc.*	12,283	559,736
Capella Education Co.*	7,712	329,688
Coinstar, Inc.*	19,269	941,483
Universal Technical Institute, Inc.*	13,858	239,744

Total Diversified Consumer Services		2,070,651

Diversified Financial Services 0.7%
Portfolio Recovery Associates, Inc.*	9,174	742,452

Total Diversified Financial Services		742,452

Diversified Telecommunication Services 1.1%
Atlantic Tele-Network, Inc.	12,211	461,209
Cbeyond, Inc.*	22,705	254,977
Neutral Tandem, Inc.*	36,808	564,267

Total Diversified Telecommunication Services		1,280,453

Electrical Equipment 0.9%
II-VI, Inc.*	20,066	502,252
Vicor Corp.*	34,476	485,077

Total Electrical Equipment		987,329

Electronic Equipment, Instruments & Components 2.4%
DTS, Inc.*	10,053	349,040
Littelfuse, Inc.	7,384	377,248
Mercury Computer Systems, Inc.*	36,502	612,869
OSI Systems, Inc.*	15,259	630,044
TTM Technologies, Inc.*	52,088	721,419

Total Electronic Equipment, Instruments & Components		2,690,620

Food Products 1.9%
Calavo Growers, Inc.	23,104	477,560
Darling International, Inc.*	51,935	876,663
TreeHouse Foods, Inc.*	14,993	774,238

Total Food Products		2,128,461

Health Care Equipment & Supplies 4.3%
Abaxis, Inc.*	18,501	438,844
Align Technology, Inc.*	39,212	862,272
Cyberonics, Inc.*	19,176	520,437
Haemonetics Corp.*	5,431	355,730
Integra LifeSciences Holdings Corp.*	12,304	554,541
Kensey Nash Corp.*	13,418	351,551
Neogen Corp.*	21,099	872,655
NuVasive, Inc.*	14,400	412,128
Zoll Medical Corp.*	7,701	536,452

Total Health Care Equipment & Supplies		4,904,610

Health Care Providers & Services 7.4%
Air Methods Corp.*	20,762	1,455,416
Almost Family, Inc.*	14,809	374,224
Bio-Reference Labs, Inc.*	27,133	541,032
Chemed Corp.	5,973	363,218
CorVel Corp.*	12,682	585,274
Ensign Group, Inc.(The)	23,053	654,705
Healthspring, Inc.*	27,235	1,117,725
HMS Holdings Corp.*	12,559	949,460
IPC The Hospitalist Co., Inc.*	22,306	1,008,900
MWI Veterinary Supply, Inc.*	15,576	1,387,199

Total Health Care Providers & Services		8,437,153

Health Care Technology 1.0%
Quality Systems, Inc.	12,283	1,122,175

Total Health Care Technology		1,122,175

Hotels, Restaurants & Leisure 7.6%
Biglari Holdings, Inc.*	1,391	512,125
BJ’s Restaurants, Inc.*	30,529	1,415,630
Buffalo Wild Wings, Inc.*	18,409	1,169,524
CEC Entertainment, Inc.	18,593	719,549
Cracker Barrel Old Country Store, Inc.	12,140	547,635
DineEquity, Inc.*	21,069	1,097,695
Interval Leisure Group, Inc.*	52,753	677,876
P.F. Chang’s China Bistro, Inc.	16,711	550,293
Peet’s Coffee & Tea, Inc.*	15,402	899,477

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Texas Roadhouse, Inc.	63,318	$1,046,013

Total Hotels, Restaurants & Leisure		8,635,817

Household Durables 0.6%
Kid Brands, Inc.*	77,831	357,244
Universal Electronics, Inc.*	14,083	329,683

Total Household Durables		686,927

Insurance 0.2%
eHealth, Inc.*	20,271	262,510

Total Insurance		262,510

Internet & Catalog Retail 1.2%
Blue Nile, Inc.*	9,961	421,948
HSN, Inc.*	21,160	691,720
PetMed Express, Inc.	23,574	258,607

Total Internet & Catalog Retail		1,372,275

Internet Software & Services 5.0%
comScore, Inc.*	37,126	809,718
j2 Global Communications, Inc.*	15,812	422,813
Liquidity Services, Inc.*	42,433	1,026,030
LivePerson, Inc.*	102,274	1,258,993
Perficient, Inc.*	55,279	553,343
RightNow Technologies, Inc.*	38,322	1,300,648
Stamps.com, Inc.	22,817	382,185

Total Internet Software & Services		5,753,730

IT Services 3.1%
Cardtronics, Inc.*	36,604	841,160
CSG Systems International, Inc.*	23,247	412,867
Forrester Research, Inc.	7,895	249,482
iGate Corp.	16,793	251,727
MAXIMUS, Inc.	20,843	805,165
Wright Express Corp.*	19,831	975,685

Total IT Services		3,536,086

Leisure Equipment & Products 1.8%
Sturm Ruger & Co., Inc.	73,995	2,021,543

Total Leisure Equipment & Products		2,021,543

Life Sciences Tools & Services 0.7%
Enzo Biochem, Inc.*	57,560	221,030
PAREXEL International Corp.*	30,273	621,505

Total Life Sciences Tools & Services		842,535

Media 0.5%
Arbitron, Inc.	15,689	613,754

Total Media		613,754

Oil, Gas & Consumable Fuels 1.6%
Contango Oil & Gas Co.*	9,747	614,841
Gulfport Energy Corp.*	33,423	1,218,602

Total Oil, Gas & Consumable Fuels		1,833,443

Paper & Forest Products 2.4%
Buckeye Technologies, Inc.	38,384	1,032,146
KapStone Paper and Packaging Corp.*	54,942	856,546
Schweitzer-Mauduit International, Inc.	14,175	795,359

Total Paper & Forest Products		2,684,051

Personal Products 1.3%
Inter Parfums, Inc.	32,329	647,873
Medifast, Inc.*	45,041	869,292

Total Personal Products		1,517,165

Pharmaceuticals 4.8%
Hi-Tech Pharmacal Co., Inc.*	59,360	1,679,294
Par Pharmaceutical Cos., Inc.*	32,503	1,052,772
Questcor Pharmaceuticals, Inc.*	56,169	1,744,048
Salix Pharmaceuticals Ltd.*	14,308	554,864
ViroPharma, Inc.*	23,901	432,130

Total Pharmaceuticals		5,463,108

Professional Services 1.0%
Dolan Co.(The)*	93,274	739,663
Exponent, Inc.*	10,411	435,284

Total Professional Services		1,174,947

Semiconductors & Semiconductor Equipment 8.9%
CEVA, Inc.*	31,684	957,491
Cirrus Logic, Inc.*	85,092	1,291,697
Diodes, Inc.*	25,517	600,925
Entropic Communications, Inc.*	152,490	1,018,633
Hittite Microwave Corp.*	6,781	379,668
Kopin Corp.*	220,380	947,634
Kulicke & Soffa Industries, Inc.*	98,705	908,086
Monolithic Power Systems, Inc.*	27,113	365,754
Nanometrics, Inc.*	27,655	467,093
Power Integrations, Inc.	17,080	606,169
Rubicon Technology, Inc.*	36,801	541,711
TriQuint Semiconductor, Inc.*	91,873	690,885
Veeco Instruments, Inc.*	9,194	365,829
Volterra Semiconductor Corp.*	39,191	1,009,952

Total Semiconductors & Semiconductor Equipment		10,151,527

Software 11.7%
Blackbaud, Inc.	28,115	714,121
Bottomline Technologies, Inc.*	34,865	812,006
CommVault Systems, Inc.*	30,559	1,183,245
Ebix, Inc.*	46,156	908,812
Interactive Intelligence Group*	40,542	1,541,001
JDA Software Group, Inc.*	14,277	399,185
MicroStrategy, Inc. — Class A*	6,771	1,079,094
Netscout Systems, Inc.*	46,054	702,324
Radiant Systems, Inc.*	38,701	1,090,981
Smith Micro Software, Inc.*	56,690	201,816
Sourcefire, Inc.*	49,552	1,217,988
Synchronoss Technologies, Inc.*	43,241	1,264,799
Taleo Corp. — Class A*	29,435	974,299
Tyler Technologies, Inc.*	31,286	797,480
Websense, Inc.*	19,616	444,891

Total Software		13,332,042

Specialty Retail 5.9%
Buckle, Inc.(The)	22,071	977,966
Cabela’s, Inc.*	36,584	1,000,938
Hibbett Sports, Inc.*	16,558	649,736
JOS A Bank Clothiers, Inc.*	25,609	1,313,998
Kirkland’s, Inc.*	57,028	615,332
Lumber Liquidators Holdings, Inc.*	39,784	625,007
Monro Muffler, Inc.	21,150	756,324
Zumiez, Inc.*	29,250	777,172

Total Specialty Retail		6,716,473

Textiles, Apparel & Luxury Goods 5.4%
Carter’s, Inc.*	9,297	311,449
CROCS, Inc.*	60,290	1,888,886
Iconix Brand Group, Inc.*	45,420	1,059,649
Maidenform Brands, Inc.*	24,546	634,514
Steven Madden, Ltd.*	28,218	1,075,106
True Religion Apparel, Inc.*	34,947	1,177,364

Total Textiles, Apparel & Luxury Goods		6,146,968

Total Common Stocks (Cost $115,830,766)		114,288,240

2

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2011

		Market
	Shares	Value
SHORT TERM INVESTMENTS 0.0%(a)

SSgA Government Money Market Fund	15,931	$15,931

Total Short Term Investments (Cost $15,931)		15,931

Total Investments 100.0%(b) (Cost $115,846,697)		114,304,171

Liabilities in Excess of Other Assets — 0.0%(a)		(19,445)

Net Assets — 100.0%		$114,284,726

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

3

RYDEX S&P 500 EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.9%

Auto Components 2.6%
Goodyear Tire & Rubber Co.(The)*	24,678	$399,043
Johnson Controls, Inc.	9,739	359,856

Total Auto Components		758,899

Automobiles 2.6%
Ford Motor Co.*	28,428	347,106
Harley-Davidson, Inc.	9,859	427,782

Total Automobiles		774,888

Distributors 1.3%
Genuine Parts Co.	7,030	373,715

Total Distributors		373,715

Diversified Consumer Services 4.0%
Apollo Group, Inc. — Class A*	8,600	437,138
DeVry, Inc.	6,410	398,318
H&R Block, Inc.	23,648	353,774

Total Diversified Consumer Services		1,189,230

Hotels, Restaurants & Leisure 14.5%
Carnival Corp.	10,249	341,292
Chipotle Mexican Grill, Inc.*	1,340	434,937
Darden Restaurants, Inc.	7,640	388,112
International Game Technology	22,159	411,936
Marriott International, Inc. — Class A	10,929	355,192
McDonald’s Corp.	4,390	379,647
Starbucks Corp.	10,229	410,081
Starwood Hotels & Resorts Worldwide, Inc.	6,900	379,224
Wyndham Worldwide Corp.	11,489	397,404
Wynn Resorts Ltd.	2,770	425,694
Yum! Brands, Inc.	6,600	348,612

Total Hotels, Restaurants & Leisure		4,272,131

Household Durables 9.7%
D.R. Horton, Inc.	32,788	389,521
Fortune Brands, Inc.	5,720	344,401
Harman International Industries, Inc.	8,359	347,734
Leggett & Platt, Inc.	15,439	335,026
Lennar Corp. — Class A	20,859	368,996
Newell Rubbermaid, Inc.	24,549	381,001
Pulte Homes, Inc.*	50,327	345,747
Whirlpool Corp.	4,760	329,535

Total Household Durables		2,841,961

Internet & Catalog Retail 5.7%
Amazon.com, Inc.*	1,940	431,689
Expedia, Inc.	13,309	421,762
Netflix, Inc.*	1,460	388,346
Priceline.com, Inc.*	780	419,367

Total Internet & Catalog Retail		1,661,164

Leisure Equipment & Products 2.4%
Hasbro, Inc.	8,310	328,744
Mattel, Inc.	13,819	368,414

Total Leisure Equipment & Products		697,158

Media 19.6%
Cablevision Systems Corp. — Class A	14,369	350,029
CBS Corp. — Class B	13,889	380,142
Comcast Corp. — Class A	15,329	368,203
DIRECTV — Class A*	7,790	394,797
Discovery Communications, Inc. — Class A*	8,910	354,618
Gannett Co., Inc.	26,379	336,596
Interpublic Group of Cos., Inc.	31,728	311,252
McGraw-Hill Cos., Inc.	9,229	383,926
News Corp. — Class A	22,349	358,031
Omnicom Group, Inc.	7,950	373,014
Scripps Networks Interactive — Class A	7,610	352,647
Time Warner Cable, Inc.	4,850	355,553
Time Warner, Inc.	10,299	362,113
Viacom, Inc. — Class B	7,650	370,413
Walt Disney Co.(The)	9,479	366,079
Washington Post Co.(The) — Class B	870	350,001

Total Media		5,767,414

Multiline Retail 10.3%
Big Lots, Inc.*	11,139	387,971
Family Dollar Stores, Inc.	6,840	363,272
J.C. Penney Co., Inc.	10,599	326,025
Kohl’s Corp.	7,230	395,553
Macy’s, Inc.	13,349	385,386
Nordstrom, Inc.	8,250	413,820
Sears Holdings Corp.*	4,900	341,383
Target Corp.	7,760	399,563

Total Multiline Retail		3,012,973

Specialty Retail 21.8%
Abercrombie & Fitch Co. — Class A	5,550	405,816
AutoNation, Inc.*	10,999	413,672
AutoZone, Inc.*	1,240	353,958
Bed Bath & Beyond, Inc.*	6,890	402,996
Best Buy Co., Inc.	11,739	323,997
CarMax, Inc.*	12,329	394,158
GameStop Corp. — Class A*	13,709	323,258
Gap, Inc.(The)	20,289	391,375
Home Depot, Inc.	10,499	366,730
Limited Brands, Inc.	10,159	384,620
Lowe’s Cos., Inc.	15,859	342,237
O’Reilly Automotive, Inc.*	5,830	346,885
Ross Stores, Inc.	4,790	362,938
Staples, Inc.	23,679	380,285
Tiffany & Co.	4,920	391,583
TJX Cos., Inc.	7,200	398,160
Urban Outfitters, Inc.*	12,589	409,646

Total Specialty Retail		6,392,314

Textiles, Apparel & Luxury Goods 5.4%
Coach, Inc.	6,050	390,588
NIKE, Inc. — Class B	4,460	402,069
Polo Ralph Lauren Corp.	2,910	393,054
V.F. Corp.	3,500	408,800

Total Textiles, Apparel & Luxury Goods		1,594,511

Total Common Stocks (Cost $25,365,698)		29,336,358

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	23,322	23,322

Total Short Term Investments (Cost $23,322)		23,322

Total Investments 100.0%(a) (Cost $25,389,020)		29,359,680

Liabilities in Excess of Other Assets — 0.0%(b)		(2,245)

Net Assets — 100.0%		$29,357,435

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.(Note G)

(b)	Amount represents less than 0.05% of net assets.

RYDEX S&P 500 EQUAL WEIGHT CONSUMER STAPLES ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.9%

Beverages 16.9%
Brown-Forman Corp. — Class B	8,290	$609,812
Coca-Cola Co.(The)	9,210	626,372
Coca-Cola Enterprises, Inc.	21,260	597,619
Constellation Brands, Inc. — Class A*	28,570	582,542
Dr Pepper Snapple Group, Inc.	14,970	565,267
Molson Coors Brewing Co. — Class B	13,610	613,131
PepsiCo, Inc.	8,810	564,192

Total Beverages		4,158,935

Food & Staples Retailing 21.9%
Costco Wholesale Corp.	7,580	593,135
CVS Caremark Corp.	16,230	589,960
Kroger Co.(The)	25,210	626,973
Safeway, Inc.	26,750	539,547
SUPERVALU, Inc.	69,870	600,882
Sysco Corp.	19,600	599,564
Wal-Mart Stores, Inc.	11,420	601,948
Walgreen Co.	13,540	528,602
Whole Foods Market, Inc.	10,790	719,693

Total Food & Staples Retailing		5,400,304

Food Products 36.7%
Archer-Daniels-Midland Co.	20,230	614,587
Campbell Soup Co.	17,710	585,316
ConAgra Foods, Inc.	24,490	627,189
Dean Foods Co.*	48,020	529,180
General Mills, Inc.	15,870	592,745
H.J. Heinz Co.	11,270	593,253
Hershey Co.(The)	10,880	614,067
Hormel Foods Corp.	20,820	603,155
J.M. Smucker Co.(The)	7,900	615,568
Kellogg Co.	11,020	614,696
Kraft Foods, Inc. — Class A	17,530	602,681
McCormick & Co., Inc.	12,150	591,098
Mead Johnson Nutrition Co.	9,340	666,596
Sara Lee Corp.	31,580	603,494
Tyson Foods, Inc. — Class A	33,190	582,816

Total Food Products		9,036,441

Household Products 9.8%
Clorox Co.	8,980	642,878
Colgate-Palmolive Co.	6,940	585,597
Kimberly-Clark Corp.	9,160	598,698
Procter & Gamble Co.	9,350	574,932

Total Household Products		2,402,105

Personal Products 5.0%
Avon Products, Inc.	22,070	578,896
Estee Lauder Cos., Inc. — Class A	6,190	649,393

Total Personal Products		1,228,289

Tobacco 9.6%
Altria Group, Inc.	22,340	587,542
Lorillard, Inc.	5,450	578,899
Philip Morris International, Inc.	8,860	630,566
Reynolds American, Inc.	15,930	560,736

Total Tobacco		2,357,743

Total Common Stocks (Cost $22,364,650)		24,583,817

SHORT TERM INVESTMENTS 0.0%(a)

SSgA Government Money Market Fund	11,262	11,262

Total Short Term Investments (Cost $11,262)		11,262

Total Investments 99.9%(b) (Cost $22,375,912)		24,595,079

Other Assets in Excess of Liabilities — 0.1%		22,913

Net Assets — 100.0%		$24,617,992

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

RYDEX S&P 500 EQUAL WEIGHT ENERGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.9%

Energy Equipment & Services 26.7%
Baker Hughes, Inc.	14,830	$1,147,545
Cameron International Corp.*	22,150	1,239,071
Diamond Offshore Drilling, Inc.	15,280	1,036,442
FMC Technologies, Inc.*	25,650	1,169,640
Halliburton Co.	22,310	1,221,026
Helmerich & Payne, Inc.	17,430	1,203,542
Nabors Industries Ltd.*	42,340	1,118,199
National-Oilwell Varco, Inc.	14,770	1,190,019
Noble Corp.	27,370	1,009,132
Rowan Cos., Inc.*	28,240	1,106,161
Schlumberger Ltd.	12,540	1,133,240

Total Energy Equipment & Services		12,574,017

Oil, Gas & Consumable Fuels 73.2%
Alpha Natural Resources, Inc.*	24,220	1,034,436
Anadarko Petroleum Corp.	14,540	1,200,422
Apache Corp.	8,760	1,083,787
Cabot Oil & Gas Corp.	16,950	1,255,656
Chesapeake Energy Corp.	36,670	1,259,615
Chevron Corp.	10,310	1,072,446
ConocoPhillips	14,290	1,028,737
CONSOL Energy, Inc.	22,380	1,199,568
Denbury Resources, Inc.*	54,960	1,061,827
Devon Energy Corp.	13,360	1,051,432
El Paso Corp.	52,110	1,070,861
EOG Resources, Inc.	10,130	1,033,260
EQT Corp.	20,350	1,291,818
Exxon Mobil Corp.	12,980	1,035,674
Hess Corp.	14,650	1,004,404
Marathon Oil Corp.	33,400	1,034,398
Marathon Petroleum Corp.*	25,840	1,131,534
Murphy Oil Corp.	16,250	1,043,575
Newfield Exploration Co.*	16,090	1,084,788
Noble Energy, Inc.	12,290	1,225,067
Occidental Petroleum Corp.	10,050	986,709
Peabody Energy Corp.	19,170	1,101,700
Pioneer Natural Resources Co.	12,210	1,135,408
QEP Resources, Inc.	26,510	1,161,933
Range Resources Corp.	19,650	1,280,394
Southwestern Energy Co.*	24,970	1,112,663
Spectra Energy Corp.	38,400	1,037,568
Sunoco, Inc.	26,400	1,073,160
Tesoro Corp.*	48,510	1,178,308
Valero Energy Corp.	42,400	1,065,088
Williams Cos., Inc.(The)	36,160	1,146,272

Total Oil, Gas & Consumable Fuels		34,482,508

Total Common Stocks (Cost $47,575,786)		47,056,525
SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	36,462	36,462

Total Short Term Investments (Cost $36,462)		36,462

Total Investments 100.0%(a) (Cost $47,612,248)		47,092,987

Other Assets in Excess of Liabilities — 0.0%(b)		4,293

Net Assets — 100.0%		$47,097,280

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

RYDEX S&P 500 EQUAL WEIGHT FINANCIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.8%

Capital Markets 18.1%
Ameriprise Financial, Inc.	4,100	$221,810
Bank of New York Mellon Corp.	8,870	222,726
BlackRock, Inc.	1,240	221,290
Charles Schwab Corp.(The)	14,509	216,619
E*TRADE Financial Corp.*	17,009	270,103
Federated Investors, Inc. — Class B	9,500	203,015
Franklin Resources, Inc.	1,870	237,415
Goldman Sachs Group, Inc.(The)	1,680	226,750
Invesco Ltd.	10,100	224,018
Janus Capital Group, Inc.	25,189	212,595
Legg Mason, Inc.	7,330	215,649
Morgan Stanley	10,210	227,173
Northern Trust Corp.	4,980	223,627
State Street Corp.	5,360	222,279
T. Rowe Price Group, Inc.	4,060	230,608

Total Capital Markets		3,375,677

Commercial Banks 15.7%
BB&T Corp.	8,940	229,579
Comerica, Inc.	6,760	216,523
Fifth Third Bancorp	18,549	234,645
First Horizon National Corp.	22,949	206,311
Huntington Bancshares, Inc.	36,398	220,026
KeyCorp	28,319	227,685
M&T Bank Corp.	2,660	229,398
PNC Financial Services Group, Inc.	4,020	218,246
Regions Financial Corp.	37,038	225,561
SunTrust Banks, Inc.	9,040	221,390
U.S. Bancorp	9,520	248,091
Wells Fargo & Co.	8,540	238,608
Zions Bancorp	10,060	220,314

Total Commercial Banks		2,936,377

Consumer Finance 5.1%
American Express Co.	4,820	241,193
Capital One Financial Corp.	4,780	228,484
Discover Financial Services	10,010	256,356
SLM Corp.	14,619	227,910

Total Consumer Finance		953,943

Diversified Financial Services 11.3%
Bank of America Corp.	21,889	212,542
Citigroup, Inc.	6,120	234,641
CME Group, Inc.	840	242,920
IntercontinentalExchange, Inc.*	1,970	242,901
JPMorgan Chase & Co.	5,710	230,970
Leucadia National Corp.	7,060	237,710
Moody’s Corp.	6,550	233,245
Nasdaq OMX Group (The)*	9,790	235,645
NYSE Euronext	7,020	234,889

Total Diversified Financial Services		2,105,463

Insurance 26.8%
ACE Ltd.	3,610	241,798
AFLAC, Inc.	5,170	238,130
Allstate Corp.	7,870	218,156
American International Group, Inc.*	8,320	238,784
Aon Corp.	4,720	227,126
Assurant, Inc.	6,670	237,585
Berkshire Hathaway, Inc. — Class B*	3,080	228,444
Chubb Corp.(The)	3,710	231,801
Cincinnati Financial Corp.	8,020	219,187
Genworth Financial, Inc. — Class A*	22,989	191,268
Hartford Financial Services Group, Inc.(The)	9,540	223,427
Lincoln National Corp.	8,670	229,755
Loews Corp.	5,750	229,252
Marsh & McLennan Cos., Inc.	7,780	229,432
MetLife, Inc.	5,770	237,782
Principal Financial Group, Inc.	8,040	222,145
Progressive Corp.	11,529	226,891
Prudential Financial, Inc.	3,930	230,612
Torchmark Corp.	5,540	223,761
Travelers Cos., Inc.(The)	4,020	221,623
Unum Group	9,310	227,071
XL Group PLC	10,969	225,084

Total Insurance		4,999,114

Real Estate Investment Trusts (REITs) 19.2%
Apartment Investment & Management Co. — Class A	9,200	251,160
AvalonBay Communities, Inc.	1,800	241,542
Boston Properties, Inc.	2,240	240,486
Equity Residential	3,920	242,334
HCP, Inc.	6,280	230,664
Health Care REIT, Inc.	4,460	235,399
Host Hotels & Resorts, Inc.	14,469	229,334
Kimco Realty Corp.	13,149	250,226
Plum Creek Timber Co., Inc.	5,960	227,791
ProLogis, Inc.	6,910	246,203
Public Storage, Inc.	2,080	248,831
Simon Property Group, Inc.	2,040	245,840
Ventas, Inc.	4,400	238,172
Vornado Realty Trust	2,530	236,682
Weyerhaeuser Co.	11,329	226,467

Total Real Estate Investment Trusts (REITs)		3,591,131

Real Estate Management & Development 1.1%
CB Richard Ellis Group, Inc. — Class A*	9,780	213,204

Total Real Estate Management & Development		213,204

Thrifts & Mortgage Finance 2.5%
Hudson City Bancorp, Inc.	28,599	235,942
People’s United Financial, Inc.	17,879	226,705

Total Thrifts & Mortgage Finance		462,647

Total Common Stocks (Cost $18,871,207)		18,637,556

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	28,692	28,692

Total Short Term Investments (Cost $28,692)		28,692

Total Investments 100.0%(a) (Cost $18,899,899)		18,666,248

Other Assets in Excess of Liabilities — 0.0%(b)		7,226

Net Assets — 100.0%		$18,673,474

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

RYDEX S&P 500 EQUAL WEIGHT HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.9%

Biotechnology 10.0%
Amgen, Inc.*	20,027	$1,095,477
Biogen Idec, Inc.*	12,240	1,246,889
Celgene Corp.*	19,969	1,184,161
Cephalon, Inc.*	14,516	1,160,409
Gilead Sciences, Inc.*	29,414	1,245,977

Total Biotechnology		5,932,913

Health Care Equipment & Supplies 26.9%
Baxter International, Inc.	19,899	1,157,525
Becton, Dickinson & Co.	13,582	1,135,591
Boston Scientific Corp.*	171,522	1,228,098
C.R. Bard, Inc.	10,658	1,051,731
CareFusion Corp.*	43,276	1,142,054
Covidien PLC	22,119	1,123,424
Dentsply International, Inc.	32,009	1,212,821
Edwards Lifesciences Corp.*	13,751	981,134
Intuitive Surgical, Inc.*	3,348	1,341,041
Medtronic, Inc.	30,306	1,092,531
St Jude Medical, Inc.	24,165	1,123,672
Stryker Corp.	20,050	1,089,517
Varian Medical Systems, Inc.*	17,620	1,105,831
Zimmer Holdings, Inc.*	18,689	1,121,714

Total Health Care Equipment & Supplies		15,906,684

Health Care Providers & Services 30.2%
Aetna, Inc.	26,789	1,111,476
AmerisourceBergen Corp.	28,254	1,082,411
Cardinal Health, Inc.	26,325	1,151,982
CIGNA Corp.	23,716	1,180,345
Coventry Health Care, Inc.*	33,796	1,081,472
DaVita, Inc.*	13,772	1,150,513
Express Scripts, Inc.*	20,856	1,131,647
Humana, Inc.	14,960	1,115,717
Laboratory Corp. of America Holdings*	11,977	1,087,032
McKesson Corp.	14,138	1,146,874
Medco Health Solutions, Inc.*	20,976	1,318,971
Patterson Cos., Inc.	36,224	1,117,148
Quest Diagnostics, Inc.	19,097	1,031,429
Tenet Healthcare Corp.*	181,474	1,008,995
UnitedHealth Group, Inc.	23,166	1,149,729
WellPoint, Inc.	15,205	1,027,098

Total Health Care Providers & Services		17,892,839

Health Care Technology 2.2%
Cerner Corp.*	19,726	1,311,582

Total Health Care Technology		1,311,582

Life Sciences Tools & Services 9.1%
Agilent Technologies, Inc.*	24,269	1,023,181
Life Technologies Corp.*	22,357	1,006,736
PerkinElmer, Inc.	44,751	1,094,609
Thermo Fisher Scientific, Inc.*	18,717	1,124,705
Waters Corp.*	12,541	1,102,228

Total Life Sciences Tools & Services		5,351,459

Pharmaceuticals 21.5%
Abbott Laboratories	22,390	1,149,055
Allergan, Inc.	14,304	1,163,058
Bristol-Myers Squibb Co.	42,168	1,208,535
Eli Lilly & Co.	30,968	1,186,074
Forest Laboratories, Inc.*	30,064	1,114,172
Hospira, Inc.*	21,460	1,097,035
Johnson & Johnson, Inc.	17,479	1,132,465
Merck & Co., Inc.	32,878	1,122,126
Mylan, Inc.*	52,123	1,187,362
Pfizer, Inc.	57,624	1,108,686
Watson Pharmaceuticals, Inc.*	18,184	1,220,692

Total Pharmaceuticals		12,689,260

Total Common Stocks (Cost $59,509,493)		59,084,737

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	81,575	81,575

Total Short Term Investments (Cost $81,575)		81,575

Total Investments 100.0%(a) (Cost $59,591,068)		59,166,312

Other Assets in Excess of Liabilities — 0.0%(b)		7,804

Net Assets — 100.0%		$59,174,116

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.(Note G)

(b)	Amount represents less than 0.05% of net assets.

RYDEX S&P 500 EQUAL WEIGHT INDUSTRIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.9%

Aerospace & Defense 19.8%
Boeing Co.(The)	8,580	$604,633
General Dynamics Corp.	8,880	605,083
Goodrich Corp.	6,990	665,029
Honeywell International, Inc.	11,390	604,809
ITT Corp.	11,390	607,543
L-3 Communications Holdings, Inc.	7,780	615,554
Lockheed Martin Corp.	7,960	602,811
Northrop Grumman Corp.	9,840	595,418
Precision Castparts Corp.	4,170	672,954
Raytheon Co.	13,110	586,410
Rockwell Collins, Inc.	10,610	584,505
United Technologies Corp.	7,510	622,128

Total Aerospace & Defense		7,366,877

Air Freight & Logistics 6.7%
C.H. Robinson Worldwide, Inc.	8,270	598,004
Expeditors International of Washington, Inc.	13,390	638,971
FedEx Corp.	7,320	635,961
United Parcel Service, Inc. — Class B	9,190	636,132

Total Air Freight & Logistics		2,509,068

Airlines 1.5%
Southwest Airlines Co.	58,150	579,174

Total Airlines		579,174

Building Products 1.5%
Masco Corp.	52,890	557,990

Total Building Products		557,990

Commercial Services & Supplies 12.9%
Avery Dennison Corp.	17,410	549,285
Cintas Corp.	19,840	645,792
Iron Mountain, Inc.	19,460	615,520
Pitney Bowes, Inc.	28,260	609,003
R.R. Donnelley & Sons Co.	33,360	627,501
Republic Services, Inc.	20,890	606,437
Stericycle, Inc.*	7,330	601,940
Waste Management, Inc.	17,310	545,092

Total Commercial Services & Supplies		4,800,570

Construction & Engineering 5.1%
Fluor Corp.	10,490	666,430
Jacobs Engineering Group, Inc.*	15,540	608,235
Quanta Services, Inc.*	33,890	627,643

Total Construction & Engineering		1,902,308

Electrical Equipment 4.9%
Emerson Electric Co.	12,190	598,407
Rockwell Automation, Inc.	7,970	571,927
Roper Industries, Inc.	7,930	647,326

Total Electrical Equipment		1,817,660

Industrial Conglomerates 8.3%
3M Co.	6,940	604,752
Danaher Corp.	12,270	602,580
General Electric Co.	34,330	614,850
Textron, Inc.	29,250	676,552
Tyco International Ltd.	13,670	605,444

Total Industrial Conglomerates		3,104,178

Machinery 23.4%
Caterpillar, Inc.	6,660	657,941
Cummins, Inc.	6,780	711,086
Deere & Co.	8,110	636,716
Dover Corp.	10,230	618,608
Eaton Corp.	13,490	646,846
Flowserve Corp.	6,010	597,274
Illinois Tool Works, Inc.	11,610	578,178
Ingersoll-Rand PLC	14,620	547,080
Joy Global, Inc.	7,670	720,367
PACCAR, Inc.	13,400	573,654
Pall Corp.	11,890	589,506
Parker-Hannifin Corp.	7,460	589,489
Snap-on, Inc.	11,110	631,715
Stanley Black & Decker, Inc.	9,280	610,346

Total Machinery		8,708,806

Professional Services 5.2%
Dun & Bradstreet Corp.	8,480	615,224
Equifax, Inc.	18,530	636,691
Robert Half International, Inc.	24,600	673,548

Total Professional Services		1,925,463

Road & Rail 7.1%
CSX Corp.	25,730	632,186
Norfolk Southern Corp.	8,990	680,543
Ryder System, Inc.	12,300	692,736
Union Pacific Corp.	6,370	652,798

Total Road & Rail		2,658,263

Trading Companies & Distributors 3.5%
Fastenal Co.	19,420	653,483
W.W. Grainger, Inc.	4,390	651,344

Total Trading Companies & Distributors		1,304,827

Total Common Stocks (Cost $33,507,924)		37,235,184

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	46,019	46,019

Total Short Term Investments (Cost $46,019)		46,019

Total Investments 100.0%(a) (Cost $33,553,943)		37,281,203

Other Assets in Excess of Liabilities — 0.0%(b)		8,744

Net Assets — 100.0%		$37,289,947

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

RYDEX S&P 500 EQUAL WEIGHT MATERIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.8%

Chemicals 47.0%
Air Products & Chemicals, Inc.	17,060	$1,513,734
Airgas, Inc.	23,150	1,590,405
CF Industries Holdings, Inc.	11,270	1,750,456
Dow Chemical Co.(The)	44,509	1,552,029
Du Pont (E.I.) de Nemours & Co.	30,949	1,591,398
Eastman Chemical Co.	16,100	1,555,099
Ecolab, Inc.	28,450	1,422,500
FMC Corp.	19,230	1,683,971
International Flavors & Fragrances, Inc.	24,920	1,524,356
Monsanto Co.	23,290	1,711,349
PPG Industries, Inc.	18,140	1,527,388
Praxair, Inc.	15,230	1,578,437
Sherwin-Williams Co.(The)	18,510	1,428,417
Sigma-Aldrich Corp.	22,970	1,541,287

Total Chemicals		21,970,826

Construction Materials 2.9%
Vulcan Materials Co.	39,508	1,354,729

Total Construction Materials		1,354,729

Containers & Packaging 12.8%
Ball Corp.	40,890	1,586,532
Bemis Co., Inc.	48,680	1,538,288
Owens-Illinois, Inc.*	61,155	1,416,962
Sealed Air Corp.	66,776	1,437,687

Total Containers & Packaging		5,979,469

Metals & Mining 30.2%
AK Steel Holding Corp.	109,325	1,328,299
Alcoa, Inc.	104,195	1,534,792
Allegheny Technologies, Inc.	26,200	1,524,578
Cliffs Natural Resources, Inc.	18,999	1,706,490
Freeport-McMoRan Copper & Gold, Inc.	32,119	1,701,022
Newmont Mining Corp.	29,900	1,662,739
Nucor Corp.	39,227	1,525,538
Titanium Metals Corp.	93,867	1,669,894
United States Steel Corp.	37,145	1,485,429

Total Metals & Mining		14,138,781

Paper & Forest Products 6.9%
International Paper Co.	57,450	1,706,265
MeadWestvaco Corp.	49,310	1,535,514

Total Paper & Forest Products		3,241,779

Total Common Stocks (Cost $38,021,442)		46,685,584

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	72,071	72,071

Total Short Term Investments (Cost $72,071)		72,071

Total Investments 99.9%(a) (Cost $38,093,513)		46,757,655

Other Assets in Excess of Liabilities — 0.1%		23,543

Net Assets — 100.0%		$46,781,198

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

RYDEX S&P 500 EQUAL WEIGHT TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.9%

Communications Equipment 11.4%
Cisco Systems, Inc.	110,703	$1,767,927
F5 Networks, Inc.*	16,830	1,573,268
Harris Corp.	37,361	1,489,583
JDS Uniphase Corp.*	106,553	1,401,172
Juniper Networks, Inc.*	56,061	1,311,267
Motorola Mobility Holdings, Inc.*	67,332	1,506,890
Motorola Solutions, Inc.*	36,241	1,626,859
QUALCOMM, Inc.	31,231	1,710,834
Tellabs, Inc.	407,821	1,688,379

Total Communications Equipment		14,076,179

Computers & Peripherals 11.4%
Apple, Inc.*	5,140	2,007,067
Dell, Inc.*	103,363	1,678,615
EMC Corp.*	63,972	1,668,390
Hewlett-Packard Co.	47,221	1,660,290
Lexmark International, Inc. — Class A*	59,612	2,001,175
NetApp, Inc.*	33,391	1,586,740
SanDisk Corp.*	40,371	1,716,979
Western Digital Corp.*	49,261	1,697,534

Total Computers & Peripherals		14,016,790

Electronic Equipment, Instruments & Components 6.2%
Amphenol Corp. — Class A	33,021	1,614,397
Corning, Inc.	92,632	1,473,775
FLIR Systems, Inc.	49,711	1,365,064
Jabil Circuit, Inc.	90,802	1,662,585
Molex, Inc.	66,152	1,553,249

Total Electronic Equipment, Instruments & Components		7,669,070

Internet Software & Services 8.0%
Akamai Technologies, Inc.*	56,602	1,370,901
eBay, Inc.*	57,672	1,888,758
Google, Inc. — Class A*	3,350	2,022,362
Monster Worldwide, Inc.*	124,003	1,455,795
VeriSign, Inc.	50,611	1,579,569
Yahoo!, Inc.*	113,203	1,482,959

Total Internet Software & Services		9,800,344

IT Services 19.1%
Accenture PLC — Class A	28,420	1,680,759
Automatic Data Processing, Inc.	31,881	1,641,553
Cognizant Technology Solutions Corp. — Class A*	24,641	1,721,667
Computer Sciences Corp.	43,131	1,521,662
Fidelity National Information Services, Inc.	52,921	1,588,688
Fiserv, Inc.*	27,111	1,636,420
International Business Machines Corp.	10,070	1,831,229
Mastercard, Inc. — Class A	6,220	1,886,215
Paychex, Inc.	55,701	1,572,439
SAIC, Inc.*	101,203	1,622,284
Teradata Corp.*	29,461	1,619,177
Total System Services, Inc.	92,842	1,727,790
Visa, Inc. — Class A	22,221	1,900,784
Western Union Co.	83,422	1,619,221

Total IT Services		23,569,888

Office Electronics 1.3%
Xerox Corp.	168,194	1,569,250

Total Office Electronics		1,569,250

Semiconductors & Semiconductor Equipment 25.2%
Advanced Micro Devices, Inc.*	235,616	1,729,422
Altera Corp.	38,581	1,577,191
Analog Devices, Inc.	45,191	1,554,570
Applied Materials, Inc.	133,964	1,650,437
Broadcom Corp. — Class A*	52,431	1,943,617
First Solar, Inc.*	13,600	1,607,928
Intel Corp.	78,312	1,748,707
KLA-Tencor Corp.	43,311	1,724,644
Linear Technology Corp.	52,921	1,550,585
LSI Corp.*	245,787	1,808,992
MEMC Electronic Materials, Inc.*	195,925	1,453,764
Microchip Technology, Inc.	46,411	1,566,371
Micron Technology, Inc.*	215,066	1,585,037
National Semiconductor Corp.	67,142	1,659,750
Novellus Systems, Inc.*	50,631	1,571,586
NVIDIA Corp.*	103,233	1,427,712
Teradyne, Inc.*	121,183	1,634,759
Texas Instruments, Inc.	53,111	1,580,052
Xilinx, Inc.	49,951	1,603,427

Total Semiconductors & Semiconductor Equipment		30,978,551

Software 17.3%
Adobe Systems, Inc.*	53,821	1,491,918
Autodesk, Inc.*	45,721	1,572,802
BMC Software, Inc.*	31,971	1,381,787
CA, Inc.	76,502	1,705,995
Citrix Systems, Inc.*	22,251	1,602,962
Compuware Corp.*	176,645	1,706,391
Electronic Arts, Inc.*	74,202	1,650,994
Intuit, Inc.*	33,441	1,561,695
Microsoft Corp.	68,482	1,876,407
Oracle Corp.	52,821	1,615,266
Red Hat, Inc.*	40,081	1,686,608
Salesforce.com, Inc.*	11,800	1,707,578
Symantec Corp.*	88,802	1,692,566

Total Software		21,252,969

Total Common Stocks (Cost $118,781,089)		122,933,041

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	73,253	73,253

Total Short Term Investments (Cost $73,253)		73,253

Total Investments 100.0%(a) (Cost $118,854,342)		123,006,294

Liabilities in Excess of Other Assets — 0.0%(b)		(26,406)

Net Assets — 100.0%		$122,979,888

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

RYDEX S&P 500 EQUAL WEIGHT UTILITIES ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.8%

Diversified Telecommunication Services 11.7%
AT&T, Inc.	23,360	$683,514
CenturyTel, Inc.	18,130	672,804
Frontier Communications Corp.	91,750	687,208
Verizon Communications, Inc.	20,080	708,623
Windstream Corp.	55,500	677,655

Total Diversified Telecommunication Services		3,429,804

Electric Utilities 31.5%
American Electric Power Co., Inc.	19,080	703,289
Duke Energy Corp.	38,430	714,798
Edison International	18,320	697,442
Entergy Corp.	10,420	696,056
Exelon Corp.	17,270	761,089
FirstEnergy Corp.	16,400	732,260
NextEra Energy, Inc.	12,710	702,227
Northeast Utilities	20,770	706,180
Pepco Holdings, Inc.	37,470	699,940
Pinnacle West Capital Corp.	16,440	696,234
PPL Corp.	26,530	740,187
Progress Energy, Inc.	15,070	704,372
Southern Co.	18,090	715,278

Total Electric Utilities		9,269,352

Gas Utilities 5.1%
Nicor, Inc.	13,350	730,245
Oneok, Inc.	10,360	754,104

Total Gas Utilities		1,484,349

Independent Power Producers & Energy Traders 7.6%
AES Corp.(The)*	58,770	723,458
Constellation Energy Group, Inc.	19,630	762,233
NRG Energy, Inc.*	30,940	758,649

Total Independent Power Producers & Energy Traders		2,244,340

Multi-Utilities 36.8%
Ameren Corp.	25,500	734,910
CenterPoint Energy, Inc.	38,470	753,243
CMS Energy Corp.	36,740	703,204
Consolidated Edison, Inc.	13,640	717,464
Dominion Resources, Inc.	15,110	732,079
DTE Energy Co.	14,650	730,156
Integrys Energy Group, Inc.	14,300	718,003
NiSource, Inc.	37,020	745,213
PG&E Corp.	17,050	706,381
Public Service Enterprise Group, Inc.	22,840	748,010
SCANA Corp.	18,520	725,799
Sempra Energy	13,530	685,836
TECO Energy, Inc.	38,780	718,593
Wisconsin Energy Corp.	23,140	709,241
Xcel Energy, Inc.	29,460	707,040

Total Multi-Utilities		10,835,172

Wireless Telecommunication Services 7.1%
American Tower Corp. — Class A*	14,260	749,078
MetroPCS Communications, Inc.*	44,820	729,670
Sprint Nextel Corp.*	141,880	600,152

Total Wireless Telecommunication Services		2,078,900

Total Common Stocks (Cost $28,111,534)		29,341,917

SHORT TERM INVESTMENTS 0.0%(a)

SSgA Government Money Market Fund	12,834	12,834

Total Short Term Investments (Cost $12,834)		12,834

Total Investments 99.8%(b) (Cost $28,124,368)		29,354,751

Other Assets in Excess of Liabilities — 0.2%		55,432

Net Assets — 100.0%		$29,410,183

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

		Market
	Shares	Value

COMMON STOCKS 85.7%

Aerospace & Defense 2.3%
Boeing Co.(The)	4,660	$328,390
General Dynamics Corp.	2,350	160,129
Goodrich Corp.	790	75,161
Honeywell International, Inc.	4,970	263,907
ITT Corp.	1,160	61,874
L-3 Communications Holdings, Inc.	670	53,010
Lockheed Martin Corp.	1,800	136,314
Northrop Grumman Corp.	1,850	111,944
Precision Castparts Corp.	910	146,856
Raytheon Co.	2,250	100,643
Rockwell Collins, Inc.	970	53,437
United Technologies Corp.	5,780	478,815

Total Aerospace & Defense		1,970,480

Air Freight & Logistics 0.8%
C.H. Robinson Worldwide, Inc.	1,030	74,479
Expeditors International of Washington, Inc.	1,340	63,945
FedEx Corp.	1,990	172,891
United Parcel Service, Inc. — Class B	6,220	430,549

Total Air Freight & Logistics		741,864

Airlines 0.1%
Southwest Airlines Co.	5,000	49,800

Total Airlines		49,800

Auto Components 0.2%
Goodyear Tire & Rubber Co.(The)*	1,540	24,902
Johnson Controls, Inc.	4,280	158,146

Total Auto Components		183,048

Automobiles 0.4%
Ford Motor Co.*	23,969	292,662
Harley-Davidson, Inc.	1,490	64,651

Total Automobiles		357,313

Beverages 2.1%
Brown-Forman Corp. — Class B	650	47,814
Coca-Cola Co.(The)	14,450	982,744
Coca-Cola Enterprises, Inc.	2,050	57,625
Constellation Brands, Inc. — Class A*	1,130	23,041
Dr Pepper Snapple Group, Inc.	1,400	52,864
Molson Coors Brewing Co. — Class B	1,000	45,050
PepsiCo, Inc.	9,970	638,479

Total Beverages		1,847,617

Biotechnology 1.0%
Amgen, Inc.*	5,870	321,089
Biogen Idec, Inc.*	1,520	154,842
Celgene Corp.*	2,920	173,156
Cephalon, Inc.*	490	39,171
Gilead Sciences, Inc.*	4,970	210,529

Total Biotechnology		898,787

Building Products 0.0%(a)
Masco Corp.	2,260	23,843

Total Building Products		23,843

Capital Markets 1.9%
Ameriprise Financial, Inc.	1,530	82,773
Bank of New York Mellon Corp.	7,840	196,862
BlackRock, Inc.	610	108,861
Charles Schwab Corp.(The)	6,320	94,358
E*TRADE Financial Corp.*	1,590	25,249
Federated Investors, Inc. — Class B	590	12,608
Franklin Resources, Inc.	910	115,533
Goldman Sachs Group, Inc.(The)	3,270	441,352
Invesco Ltd.	2,920	64,766
Janus Capital Group, Inc.	1,170	9,875
Legg Mason, Inc.	940	27,655
Morgan Stanley	9,380	208,705
Northern Trust Corp.	1,530	68,705
State Street Corp.	3,180	131,874
T. Rowe Price Group, Inc.	1,640	93,152

Total Capital Markets		1,682,328

Chemicals 1.8%
Air Products & Chemicals, Inc.	1,340	118,898
Airgas, Inc.	440	30,228
CF Industries Holdings, Inc.	450	69,894
Dow Chemical Co.(The)	7,420	258,735
Du Pont (E.I.) de Nemours & Co.	5,860	301,321
Eastman Chemical Co.	450	43,466
Ecolab, Inc.	1,460	73,000
FMC Corp.	450	39,407
International Flavors & Fragrances, Inc.	510	31,197
Monsanto Co.	3,380	248,362
PPG Industries, Inc.	1,000	84,200
Praxair, Inc.	1,920	198,989
Sherwin-Williams Co.(The)	560	43,215
Sigma-Aldrich Corp.	770	51,667

Total Chemicals		1,592,579

Commercial Banks 2.3%
BB&T Corp.	4,400	112,992
Comerica, Inc.	1,270	40,678
Fifth Third Bancorp	5,800	73,370
First Horizon National Corp.	1,660	14,923
Huntington Bancshares, Inc.	5,450	32,945
KeyCorp	6,000	48,240
M&T Bank Corp.	790	68,130
PNC Financial Services Group, Inc.	3,320	180,243
Regions Financial Corp.	7,930	48,294
SunTrust Banks, Inc.	3,390	83,021
U.S. Bancorp	12,160	316,890
Wells Fargo & Co.	33,379	932,609
Zions Bancorp	1,160	25,404

Total Commercial Banks		1,977,739

Commercial Services & Supplies 0.4%
Avery Dennison Corp.	670	21,139
Cintas Corp.	800	26,040
Iron Mountain, Inc.	1,270	40,170
Pitney Bowes, Inc.	1,290	27,799
R.R. Donnelley & Sons Co.	1,180	22,196
Republic Services, Inc.	1,910	55,447
Stericycle, Inc.*	540	44,345
Waste Management, Inc.	2,990	94,155

Total Commercial Services & Supplies		331,291

Communications Equipment 1.7%
Cisco Systems, Inc.	34,709	554,303
F5 Networks, Inc.*	510	47,675
Harris Corp.	800	31,896
JDS Uniphase Corp.*	1,430	18,804
Juniper Networks, Inc.*	3,360	78,590
Motorola Mobility Holdings, Inc.*	1,860	41,627
Motorola Solutions, Inc.*	2,140	96,065
QUALCOMM, Inc.	10,540	577,381
Tellabs, Inc.	2,290	9,481

Total Communications Equipment		1,455,822

Computers & Peripherals 4.0%
Apple, Inc.*	5,840	2,280,403
Dell, Inc.*	10,360	168,246

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

EMC Corp.*	12,980	$338,519
Hewlett-Packard Co.	13,090	460,245
Lexmark International, Inc. — Class A*	500	16,785
NetApp, Inc.*	2,320	110,246
SanDisk Corp.*	1,500	63,795
Western Digital Corp.*	1,470	50,656

Total Computers & Peripherals		3,488,895

Construction & Engineering 0.1%
Fluor Corp.	1,100	69,883
Jacobs Engineering Group, Inc.*	800	31,312
Quanta Services, Inc.*	1,360	25,187

Total Construction & Engineering		126,382

Construction Materials 0.0%(a)
Vulcan Materials Co.	810	27,775

Total Construction Materials		27,775

Consumer Finance 0.7%
American Express Co.	6,600	330,264
Capital One Financial Corp.	2,900	138,620
Discover Financial Services	3,440	88,098
SLM Corp.	3,330	51,915

Total Consumer Finance		608,897

Containers & Packaging 0.1%
Ball Corp.	1,060	41,128
Bemis Co., Inc.	660	20,856
Owens-Illinois, Inc.*	1,030	23,865
Sealed Air Corp.	1,010	21,745

Total Containers & Packaging		107,594

Distributors 0.1%
Genuine Parts Co.	990	52,628

Total Distributors		52,628

Diversified Consumer Services 0.1%
Apollo Group, Inc. — Class A*	770	39,139
DeVry, Inc.	390	24,235
H&R Block, Inc.	1,930	28,873

Total Diversified Consumer Services		92,247

Diversified Financial Services 3.1%
Bank of America Corp.	63,938	620,838
Citigroup, Inc.	18,429	706,568
CME Group, Inc.	420	121,460
IntercontinentalExchange, Inc.*	460	56,718
JPMorgan Chase & Co.	25,079	1,014,446
Leucadia National Corp.	1,250	42,087
Moody’s Corp.	1,250	44,512
Nasdaq OMX Group (The)*	950	22,867
NYSE Euronext	1,650	55,209

Total Diversified Financial Services		2,684,705

Diversified Telecommunication Services 2.2%
AT&T, Inc.	37,369	1,093,417
CenturyTel, Inc.	3,880	143,987
Frontier Communications Corp.	6,280	47,037
Verizon Communications, Inc.	17,849	629,891
Windstream Corp.	3,220	39,316

Total Diversified Telecommunication Services		1,953,648

Electric Utilities 1.6%
American Electric Power Co., Inc.	3,040	112,054
Duke Energy Corp.	8,400	156,240
Edison International	2,060	78,424
Entergy Corp.	1,120	74,816
Exelon Corp.	4,180	184,213
FirstEnergy Corp.	2,640	117,876
NextEra Energy, Inc.	2,660	146,965
Northeast Utilities	1,120	38,080
Pepco Holdings, Inc.	1,420	26,526
Pinnacle West Capital Corp.	690	29,222
PPL Corp.	3,640	101,556
Progress Energy, Inc.	1,860	86,936
Southern Co.	5,360	211,934

Total Electric Utilities		1,364,842

Electrical Equipment 0.4%
Emerson Electric Co.	4,740	232,686
Rockwell Automation, Inc.	910	65,302
Roper Industries, Inc.	610	49,794

Total Electrical Equipment		347,782

Electronic Equipment, Instruments & Components 0.3%
Amphenol Corp. — Class A	1,110	54,268
Corning, Inc.	9,910	157,668
FLIR Systems, Inc.	1,010	27,735
Jabil Circuit, Inc.	1,240	22,704
Molex, Inc.	880	20,662

Total Electronic Equipment, Instruments & Components		283,037

Energy Equipment & Services 2.2%
Baker Hughes, Inc.	2,740	212,021
Cameron International Corp.*	1,550	86,707
Diamond Offshore Drilling, Inc.	440	29,845
FMC Technologies, Inc.*	1,520	69,312
Halliburton Co.	5,770	315,792
Helmerich & Payne, Inc.	680	46,954
Nabors Industries, Ltd.*	1,810	47,802
National-Oilwell Varco, Inc.	2,670	215,122
Noble Corp.	1,590	58,624
Rowan Cos., Inc.*	800	31,336
Schlumberger, Ltd.	8,560	773,567

Total Energy Equipment & Services		1,887,082

Food & Staples Retailing 2.0%
Costco Wholesale Corp.	2,760	215,970
CVS Caremark Corp.	8,560	311,156
Kroger Co.(The)	3,830	95,252
Safeway, Inc.	2,230	44,979
SUPERVALU, Inc.	1,340	11,524
Sysco Corp.	3,680	112,571
Wal-Mart Stores, Inc.	12,050	635,156
Walgreen Co.	5,780	225,651
Whole Foods Market, Inc.	940	62,698

Total Food & Staples Retailing		1,714,957

Food Products 1.5%
Archer-Daniels-Midland Co.	4,300	130,634
Campbell Soup Co.	1,150	38,008
ConAgra Foods, Inc.	2,580	66,074
Dean Foods Co.*	1,160	12,783
General Mills, Inc.	4,030	150,520
H.J. Heinz Co.	2,030	106,859
Hershey Co.(The)	970	54,747
Hormel Foods Corp.	880	25,494
J.M. Smucker Co.(The)	730	56,882
Kellogg Co.	1,580	88,132
Kraft Foods, Inc. — Class A	11,090	381,274
McCormick & Co., Inc.	840	40,866
Mead Johnson Nutrition Co.	1,290	92,067
Sara Lee Corp.	3,690	70,516
Tyson Foods, Inc. — Class A	1,890	33,188

Total Food Products		1,348,044

Gas Utilities 0.1%
Nicor, Inc.	290	15,863

2

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Oneok, Inc.	680	$49,497

Total Gas Utilities		65,360

Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	3,600	209,412
Becton, Dickinson & Co.	1,380	115,382
Boston Scientific Corp.*	9,640	69,022
C.R. Bard, Inc.	540	53,287
CareFusion Corp.*	1,410	37,210
Covidien PLC	3,130	158,973
Dentsply International, Inc.	890	33,722
Edwards Lifesciences Corp.*	720	51,372
Intuitive Surgical, Inc.*	250	100,138
Medtronic, Inc.	6,750	243,338
St Jude Medical, Inc.	2,080	96,720
Stryker Corp.	2,110	114,657
Varian Medical Systems, Inc.*	740	46,442
Zimmer Holdings, Inc.*	1,210	72,624

Total Health Care Equipment & Supplies		1,402,299

Health Care Providers & Services 1.9%
Aetna, Inc.	2,390	99,161
AmerisourceBergen Corp.	1,730	66,276
Cardinal Health, Inc.	2,210	96,710
CIGNA Corp.	1,710	85,107
Coventry Health Care, Inc.*	940	30,080
DaVita, Inc.*	600	50,124
Express Scripts, Inc.*	3,340	181,228
Humana, Inc.	1,060	79,055
Laboratory Corp. of America Holdings*	630	57,179
McKesson Corp.	1,590	128,981
Medco Health Solutions, Inc.*	2,520	158,458
Patterson Cos., Inc.	600	18,504
Quest Diagnostics, Inc.	990	53,470
Tenet Healthcare Corp.*	3,090	17,180
UnitedHealth Group, Inc.	6,840	339,469
WellPoint, Inc.	2,320	156,716

Total Health Care Providers & Services		1,617,698

Health Care Technology 0.1%
Cerner Corp.*	910	60,506

Total Health Care Technology		60,506

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	2,730	90,909
Chipotle Mexican Grill, Inc.*	200	64,916
Darden Restaurants, Inc.	860	43,688
International Game Technology	1,890	35,135
Marriott International, Inc. — Class A	1,790	58,175
McDonald’s Corp.	6,550	566,444
Starbucks Corp.	4,730	189,626
Starwood Hotels & Resorts Worldwide, Inc.	1,230	67,601
Wyndham Worldwide Corp.	1,070	37,011
Wynn Resorts Ltd.	480	73,766
Yum! Brands, Inc.	2,940	155,291

Total Hotels, Restaurants & Leisure		1,382,562

Household Durables 0.3%
D.R. Horton, Inc.	1,770	21,028
Fortune Brands, Inc.	970	58,404
Harman International Industries, Inc.	440	18,304
Leggett & Platt, Inc.	900	19,530
Lennar Corp. — Class A	1,010	17,867
Newell Rubbermaid, Inc.	1,840	28,557
Pulte Homes, Inc.*	2,130	14,633
Stanley Black & Decker, Inc.	1,060	69,716
Whirlpool Corp.	480	33,230

Total Household Durables		281,269

Household Products 1.8%
Clorox Co.	840	60,136
Colgate-Palmolive Co.	3,090	260,734
Kimberly-Clark Corp.	2,480	162,093
Procter & Gamble Co.	17,609	1,082,777

Total Household Products		1,565,740

Independent Power Producers & Energy Traders 0.2%
AES Corp.(The)*	4,150	51,087
Constellation Energy Group, Inc.	1,270	49,314
NRG Energy, Inc.*	1,520	37,270

Total Independent Power Producers & Energy Traders		137,671

Industrial Conglomerates 2.2%
3M Co.	4,480	390,387
Danaher Corp.	3,440	168,939
General Electric Co.	66,928	1,198,681
Textron, Inc.	1,740	40,246
Tyco International Ltd.	2,960	131,098

Total Industrial Conglomerates		1,929,351

Insurance 3.1%
ACE Ltd.	2,130	142,667
AFLAC, Inc.	2,950	135,877
Allstate Corp.	3,300	91,476
American International Group, Inc.*	2,750	78,925
Aon Corp.	2,090	100,571
Assurant, Inc.	610	21,728
Berkshire Hathaway, Inc. — Class B*	10,930	810,678
Chubb Corp.(The)	1,850	115,588
Cincinnati Financial Corp.	1,030	28,150
Genworth Financial, Inc. — Class A*	3,100	25,792
Hartford Financial Services Group, Inc.(The)	2,810	65,810
Lincoln National Corp.	1,980	52,470
Loews Corp.	1,960	78,145
Marsh & McLennan Cos., Inc.	3,460	102,035
MetLife, Inc.	6,670	274,871
Principal Financial Group, Inc.	2,030	56,089
Progressive Corp.	4,130	81,278
Prudential Financial, Inc.	3,080	180,735
Torchmark Corp.	720	29,081
Travelers Cos., Inc.(The)	2,640	145,543
Unum Group	1,940	47,317
XL Group PLC	1,950	40,014

Total Insurance		2,704,840

Internet & Catalog Retail 0.9%
Amazon.com, Inc.*	2,250	500,670
Expedia, Inc.	1,260	39,929
Netflix, Inc.*	270	71,817
Priceline.com, Inc.*	310	166,672

Total Internet & Catalog Retail		779,088

Internet Software & Services 1.6%
Akamai Technologies, Inc.*	1,180	28,580
eBay, Inc.*	7,210	236,127
Google, Inc. — Class A*	1,590	959,867
Monster Worldwide, Inc.*	820	9,627
VeriSign, Inc.	1,060	33,083
Yahoo!, Inc.*	8,220	107,682

Total Internet Software & Services		1,374,966

IT Services 3.2%
Accenture PLC — Class A	4,090	241,883
Automatic Data Processing, Inc.	3,150	162,194
Cognizant Technology Solutions Corp. — Class A*	1,920	134,150

3

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Computer Sciences Corp.	980	$34,574
Fidelity National Information Services, Inc.	1,700	51,034
Fiserv, Inc.*	910	54,928
International Business Machines Corp.	7,640	1,389,334
Mastercard, Inc. — Class A	590	178,917
Paychex, Inc.	2,030	57,307
SAIC, Inc.*	1,760	28,213
Teradata Corp.*	1,070	58,807
Total System Services, Inc.	1,020	18,982
Visa, Inc. — Class A	3,020	258,331
Western Union Co.	3,990	77,446

Total IT Services		2,746,100

Leisure Equipment & Products 0.1%
Hasbro, Inc.	860	34,022
Mattel, Inc.	2,190	58,385

Total Leisure Equipment & Products		92,407

Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.*	2,200	92,752
Life Technologies Corp.*	1,130	50,884
PerkinElmer, Inc.	710	17,366
Thermo Fisher Scientific, Inc.*	2,420	145,418
Waters Corp.*	580	50,976

Total Life Sciences Tools & Services		357,396

Machinery 1.7%
Caterpillar, Inc.	4,070	402,075
Cummins, Inc.	1,240	130,051
Deere & Co.	2,650	208,052
Dover Corp.	1,180	71,355
Eaton Corp.	2,150	103,093
Flowserve Corp.	350	34,783
Illinois Tool Works, Inc.	3,160	157,368
Ingersoll-Rand PLC	2,090	78,208
Joy Global, Inc.	660	61,987
PACCAR, Inc.	2,310	98,891
Pall Corp.	730	36,193
Parker-Hannifin Corp.	1,020	80,600
Snap-on, Inc.	370	21,038

Total Machinery		1,483,694

Media 2.8%
Cablevision Systems Corp. — Class A	1,450	35,322
CBS Corp. — Class B	4,220	115,501
Comcast Corp. — Class A	17,459	419,365
DIRECTV — Class A*	4,850	245,798
Discovery Communications, Inc. — Class A*	1,760	70,048
Gannett Co., Inc.	1,520	19,395
Interpublic Group of Cos., Inc.	3,080	30,215
McGraw-Hill Cos., Inc.	1,920	79,872
News Corp. — Class A	14,420	231,008
Omnicom Group, Inc.	1,770	83,048
Scripps Networks Interactive — Class A	570	26,414
Time Warner Cable, Inc.	2,120	155,417
Time Warner, Inc.	6,760	237,682
Viacom, Inc. — Class B	3,690	178,670
Walt Disney Co.(The)	11,930	460,737
Washington Post Co.(The) — Class B	30	12,069

Total Media		2,400,561

Metals & Mining 1.0%
AK Steel Holding Corp.	700	8,505
Alcoa, Inc.	6,710	98,839
Allegheny Technologies, Inc.	670	38,987
Cliffs Natural Resources, Inc.	910	81,736
Freeport-McMoRan Copper & Gold, Inc.	5,980	316,701
Newmont Mining Corp.	3,120	173,503
Nucor Corp.	1,990	77,391
Titanium Metals Corp.	570	10,140
United States Steel Corp.	910	36,391

Total Metals & Mining		842,193

Multi-Utilities 1.1%
Ameren Corp.	1,520	43,806
CenterPoint Energy, Inc.	2,680	52,474
CMS Energy Corp.	1,590	30,433
Consolidated Edison, Inc.	1,850	97,310
Dominion Resources, Inc.	3,630	175,873
DTE Energy Co.	1,070	53,329
Integrys Energy Group, Inc.	490	24,603
NiSource, Inc.	1,760	35,429
PG&E Corp.	2,510	103,989
Public Service Enterprise Group, Inc.	3,190	104,473
SCANA Corp.	720	28,217
Sempra Energy	1,510	76,542
TECO Energy, Inc.	1,360	25,201
Wisconsin Energy Corp.	1,480	45,362
Xcel Energy, Inc.	3,060	73,440

Total Multi-Utilities		970,481

Multiline Retail 0.7%
Big Lots, Inc.*	470	16,370
Family Dollar Stores, Inc.	770	40,895
J.C. Penney Co., Inc.	1,350	41,526
Kohl’s Corp.	1,770	96,837
Macy’s, Inc.	2,690	77,660
Nordstrom, Inc.	1,060	53,170
Sears Holdings Corp.*	270	18,811
Target Corp.	4,350	223,981

Total Multiline Retail		569,250

Office Electronics 0.1%
Xerox Corp.	8,840	82,477

Total Office Electronics		82,477

Oil, Gas & Consumable Fuels 9.0%
Alpha Natural Resources, Inc.*	1,430	61,075
Anadarko Petroleum Corp.	3,140	259,238
Apache Corp.	2,420	299,402
Cabot Oil & Gas Corp.	660	48,893
Chesapeake Energy Corp.	4,150	142,552
Chevron Corp.	12,690	1,320,014
ConocoPhillips	8,920	642,151
CONSOL Energy, Inc.	1,430	76,648
Denbury Resources, Inc.*	2,510	48,493
Devon Energy Corp.	2,670	210,129
El Paso Corp.	4,850	99,667
EOG Resources, Inc.	1,690	172,380
EQT Corp.	940	59,671
Exxon Mobil Corp.	31,089	2,480,591
Hess Corp.	1,910	130,950
Marathon Oil Corp.	4,490	139,055
Marathon Petroleum Corp.*	2,250	98,528
Murphy Oil Corp.	1,220	78,348
Newfield Exploration Co.*	830	55,959
Noble Energy, Inc.	1,110	110,645
Occidental Petroleum Corp.	5,130	503,663
Peabody Energy Corp.	1,710	98,274
Pioneer Natural Resources Co.	740	68,813
QEP Resources, Inc.	1,120	49,090
Range Resources Corp.	1,010	65,812
Southwestern Energy Co.*	2,200	98,032
Spectra Energy Corp.	4,100	110,782
Sunoco, Inc.	760	30,894
Tesoro Corp.*	910	22,104
Valero Energy Corp.	3,600	90,432

4

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Williams Cos., Inc.(The)	3,710	$117,607

Total Oil, Gas & Consumable Fuels		7,789,892

Paper & Forest Products 0.1%
International Paper Co.	2,760	81,972
MeadWestvaco Corp.	1,070	33,320

Total Paper & Forest Products		115,292

Personal Products 0.2%
Avon Products, Inc.	2,710	71,083
Estee Lauder Cos., Inc. — Class A	720	75,535

Total Personal Products		146,618

Pharmaceuticals 4.8%
Abbott Laboratories	9,810	503,449
Allergan, Inc.	1,920	156,115
Bristol-Myers Squibb Co.	10,770	308,668
Eli Lilly & Co.	6,430	246,269
Forest Laboratories, Inc.*	1,810	67,079
Hospira, Inc.*	1,060	54,187
Johnson & Johnson, Inc.	17,299	1,120,802
Merck & Co., Inc.	19,479	664,819
Mylan, Inc.*	2,770	63,101
Pfizer, Inc.	49,859	959,287
Watson Pharmaceuticals, Inc.*	800	53,704

Total Pharmaceuticals		4,197,480

Professional Services 0.1%
Dun & Bradstreet Corp.	310	22,491
Equifax, Inc.	780	26,801
Robert Half International, Inc.	930	25,463

Total Professional Services		74,755

Real Estate Investment Trusts (REITs) 1.5%
Apartment Investment & Management Co. — Class A	750	20,475
AvalonBay Communities, Inc.	550	73,805
Boston Properties, Inc.	920	98,771
Equity Residential	1,860	114,985
HCP, Inc.	2,560	94,029
Health Care REIT, Inc.	1,120	59,114
Host Hotels & Resorts, Inc.	4,330	68,631
Kimco Realty Corp.	2,570	48,907
Plum Creek Timber Co., Inc.	1,020	38,984
ProLogis, Inc.	2,870	102,258
Public Storage, Inc.	880	105,274
Simon Property Group, Inc.	1,850	222,943
Ventas, Inc.	1,810	97,975
Vornado Realty Trust	1,030	96,357
Weyerhaeuser Co.	3,400	67,966

Total Real Estate Investment Trusts (REITs)		1,310,474

Real Estate Management & Development 0.0%(a)
CB Richard Ellis Group, Inc. — Class A*	1,840	40,112

Total Real Estate Management & Development		40,112

Road & Rail 0.8%
CSX Corp.	6,960	171,007
Norfolk Southern Corp.	2,230	168,811
Ryder System, Inc.	320	18,023
Union Pacific Corp.	3,100	317,688

Total Road & Rail		675,529

Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc.*	3,640	26,718
Altera Corp.	2,030	82,986
Analog Devices, Inc.	1,890	65,016
Applied Materials, Inc.	8,320	102,503
Broadcom Corp. — Class A*	3,010	111,581
First Solar, Inc.*	340	40,198
Intel Corp.	33,459	747,140
KLA-Tencor Corp.	1,060	42,209
Linear Technology Corp.	1,440	42,192
LSI Corp.*	3,820	28,115
MEMC Electronic Materials, Inc.*	1,450	10,759
Microchip Technology, Inc.	1,200	40,500
Micron Technology, Inc.*	5,430	40,019
National Semiconductor Corp.	1,520	37,574
Novellus Systems, Inc.*	560	17,382
NVIDIA Corp.*	3,790	52,416
Teradyne, Inc.*	1,170	15,783
Texas Instruments, Inc.	7,330	218,068
Xilinx, Inc.	1,680	53,928

Total Semiconductors & Semiconductor Equipment		1,775,087

Software 3.2%
Adobe Systems, Inc.*	3,180	88,150
Autodesk, Inc.*	1,460	50,224
BMC Software, Inc.*	1,120	48,406
CA, Inc.	2,400	53,520
Citrix Systems, Inc.*	1,190	85,728
Compuware Corp.*	1,380	13,331
Electronic Arts, Inc.*	2,100	46,725
Intuit, Inc.*	1,730	80,791
Microsoft Corp.	46,829	1,283,114
Oracle Corp.	24,589	751,932
Red Hat, Inc.*	1,220	51,338
Salesforce.com, Inc.*	760	109,979
Symantec Corp.*	4,770	90,916

Total Software		2,754,154

Specialty Retail 1.6%
Abercrombie & Fitch Co. — Class A	550	40,216
AutoNation, Inc.*	400	15,044
AutoZone, Inc.*	160	45,672
Bed Bath & Beyond, Inc.*	1,570	91,829
Best Buy Co., Inc.	2,040	56,304
CarMax, Inc.*	1,430	45,717
GameStop Corp. — Class A*	890	20,986
Gap, Inc.(The)	2,470	47,646
Home Depot, Inc.	10,050	351,047
Limited Brands, Inc.	1,590	60,197
Lowe’s Cos., Inc.	8,220	177,388
O’Reilly Automotive, Inc.*	870	51,765
Ross Stores, Inc.	740	56,070
Staples, Inc.	4,500	72,270
Tiffany & Co.	810	64,468
TJX Cos., Inc.	2,440	134,932
Urban Outfitters, Inc.*	790	25,707

Total Specialty Retail		1,357,258

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	1,850	119,436
NIKE, Inc. — Class B	2,390	215,458
Polo Ralph Lauren Corp.	410	55,379
V.F. Corp.	550	64,240

Total Textiles, Apparel & Luxury Goods		454,513

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	3,320	27,390
People’s United Financial, Inc.	2,380	30,178

Total Thrifts & Mortgage Finance		57,568

Tobacco 1.5%
Altria Group, Inc.	13,210	347,423
Lorillard, Inc.	910	96,660
Philip Morris International, Inc.	11,220	798,528

5

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2011

		Market
	Shares	Value

Reynolds American, Inc.	2,130	$74,976

Total Tobacco		1,317,587

Trading Companies & Distributors 0.1%
Fastenal Co.	1,860	62,589
W.W. Grainger, Inc.	370	54,897

Total Trading Companies & Distributors		117,486

Wireless Telecommunication Services 0.3%
American Tower Corp. — Class A*	2,500	131,325
MetroPCS Communications, Inc.*	1,680	27,351
Sprint Nextel Corp.*	18,879	79,858

Total Wireless Telecommunication Services		238,534

Total Common Stocks (Cost $59,132,071)		74,469,274

	Face
	Amount
REPURCHASE AGREEMENTS 2.5%

State Street Bank & Trust Co., 0.010%, dated 07/29/11, to be repurchased at $2,161,002 on 08/01/11 collateralized by $2,200,000 FNMA at 2.800% due 10/05/17 with a value of $2,205,500(b)	$2,161,000	2,161,000

Total Repurchase Agreements (Cost $2,161,000)		2,161,000

Total Investments 88.2%(c) (Cost $61,293,071)		76,630,274

Other Assets in Excess of Liabilities — 11.8%		10,229,902

Net Assets — 100.0%		$86,860,176

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED

September 2011 S&P 500 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $30,535,080)(c)	474	$399,954

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS PURCHASED

Credit Suisse First Boston August 2011 S&P 500 Index Swap, Terminating 08/30/11 (Notional Market Value $35,593,927)**(b)	27,544	(231,085)
Goldman Sachs International August 2011 S&P 500 Index Swap, Terminating 08/26/11 (Notional Market Value $33,107,034)**(b)	25,613	(1,041,045)

(Total Notional Market Value $68,700,961)		$(1,272,130)

*	Non-Income Producing Security.

**	Price return based on S&P 500 Index + / — financing at a variable rate.

(a)	Amount represents less than 0.05% of net assets.

(b)	Values determined based on Level 2 inputs. (Note G)

(c)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
FNMA — Federal National Mortgage Association

6

RYDEX INVERSE 2X S&P 500 ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 72.4%

State Street Bank & Trust Co., 0.010%, dated 07/29/11, to be repurchased at $40,063,033 on 08/01/11 collateralized by $40,765,000 FNMA at 2.80% due 10/05/17 with a value of $40,866,913(a)	$40,063,000	$40,063,000

Total Repurchase Agreements (Cost $40,063,000)		40,063,000

Total Investments 72.4%(b) (Cost $40,063,000)		40,063,000

Other Assets in Excess of Liabilities — 27.6%		15,261,678

Net Assets — 100.0%		$55,324,678

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT

September 2011 S&P 500 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $15,267,540)	237	$(199,074)

		Unrealized
	Units	Gain

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston August 2011 S&P 500 Index Swap, Terminating 08/30/11 (Notional Market Value $78,083,150)*(a)	60,423	506,943
Goldman Sachs International August 2011 S&P 500 Index Swap, Terminating 08/26/11 (Notional Market Value $17,235,319)*(a)	13,337	461,427

(Total Notional Market Value $95,318,469)		$968,370

*	Price return based on S&P 500 Index + / – financing at a variable rate.

(a)	Values determined based on Level 2 inputs. (Note G)

(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

FNMA	- Federal National Mortgage Association

RYDEX RUSSELL MIDCAP EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.7%

Aerospace & Defense 0.9%
Alliant Techsystems, Inc.	422	$27,527
BE Aerospace, Inc.*	760	30,248
Goodrich Corp.	322	30,635
Huntington Ingalls Industries, Inc.*	818	27,387
ITT Corp.	519	27,683
L-3 Communications Holdings, Inc.	360	28,483
Rockwell Collins, Inc.	490	26,994
Spirit Aerosystems Holdings, Inc. — Class A*	1,377	28,215
TransDigm Group, Inc.*	339	30,534

Total Aerospace & Defense		257,706

Air Freight & Logistics 0.3%
C.H. Robinson Worldwide, Inc.	384	27,767
Expeditors International of Washington, Inc.	619	29,539
UTI Worldwide, Inc.	1,509	24,400

Total Air Freight & Logistics		81,706

Airlines 0.4%
AMR Corp.*	5,076	21,522
Copa Holdings SA — Class A	440	28,868
Delta Air Lines, Inc.*	3,028	23,891
Southwest Airlines Co.	2,658	26,474
United Continental Holdings, Inc.*	1,210	21,925

Total Airlines		122,680

Auto Components 0.6%
Autoliv, Inc.	332	21,965
BorgWarner, Inc.*	328	26,115
Federal-Mogul Corp.*	1,221	23,407
Gentex Corp.	850	24,089
Goodyear Tire & Rubber Co.(The)*	1,588	25,678
Lear Corp.	490	24,010
TRW Automotive Holdings Corp.*	450	22,712
Visteon Corp.*	373	23,387

Total Auto Components		191,363

Automobiles 0.3%
Harley-Davidson, Inc.	659	28,594
Tesla Motors, Inc.*	900	25,353
Thor Industries, Inc.	868	21,466

Total Automobiles		75,413

Beverages 2.1%
Brown-Forman Corp. — Class B	1,448	106,515
Coca-Cola Enterprises, Inc.	3,677	103,361
Constellation Brands, Inc. — Class A*	4,965	101,236
Dr Pepper Snapple Group, Inc.	2,629	99,271
Hansen Natural Corp.*	1,430	109,567
Molson Coors Brewing Co. — Class B	2,388	107,579

Total Beverages		627,529

Biotechnology 1.7%
Alexion Pharmaceuticals, Inc.*	979	55,607
Amylin Pharmaceuticals, Inc.*	3,757	44,746
BioMarin Pharmaceutical, Inc.*	1,718	53,653
Cephalon, Inc.*	559	44,687
Dendreon Corp.*	1,132	41,771
Human Genome Sciences, Inc.*	1,739	36,536
Myriad Genetics, Inc.*	1,928	41,009
Pharmasset, Inc.*	399	48,431
Regeneron Pharmaceuticals, Inc.*	839	44,517
United Therapeutics Corp.*	818	46,937
Vertex Pharmaceuticals, Inc.*	969	50,252

Total Biotechnology		508,146

Building Products 0.6%
Armstrong World Industries, Inc.	1,132	44,714
Lennox International, Inc.	1,189	43,969
Masco Corp.	4,117	43,434
Owens Corning*	1,358	48,318

Total Building Products		180,435

Capital Markets 1.3%
Affiliated Managers Group, Inc.*	194	20,240
American Capital Ltd.*	2,107	20,375
Ameriprise Financial, Inc.	339	18,340
Ares Capital Corp.	1,217	19,642
E*TRADE Financial Corp.*	1,390	22,073
Eaton Vance Corp.	659	17,674
Federated Investors, Inc. — Class B	782	16,711
Greenhill & Co., Inc.	360	15,855
Invesco Ltd.	829	18,387
Janus Capital Group, Inc.	2,059	17,378
Jefferies Group, Inc.	914	17,284
Lazard Ltd. — Class A	512	17,203
Legg Mason, Inc.	598	17,593
LPL Investment Holdings, Inc.*	569	18,806
Northern Trust Corp.	418	18,770
Raymond James Financial, Inc.	592	18,802
SEI Investments Co.	887	17,545
T. Rowe Price Group, Inc.	332	18,858
TD Ameritrade Holding Corp.	1,020	18,727
Waddell & Reed Financial, Inc. — Class A	540	19,818

Total Capital Markets		370,081

Chemicals 4.5%
Airgas, Inc.	750	51,525
Albemarle Corp.	760	50,601
Ashland, Inc.	810	49,604
Cabot Corp.	1,300	50,830
Celanese Corp. — Class A	1,009	55,626
CF Industries Holdings, Inc.	349	54,207
Cytec Industries, Inc.	919	51,464
Eastman Chemical Co.	512	49,454
Ecolab, Inc.	930	46,500
FMC Corp.	620	54,293
Huntsman Corp.	2,886	55,123
International Flavors & Fragrances, Inc.	810	49,548
Intrepid Potash, Inc.*	1,649	54,829
Kronos Worldwide, Inc.	1,916	59,319
Lubrizol Corp.	384	51,686
Nalco Holding Co.	1,080	38,178
PPG Industries, Inc.	580	48,836
Rockwood Holdings, Inc.*	1,001	60,531
RPM International, Inc.	2,269	47,831
Scotts Miracle-Gro Co.(The) — Class A	998	50,359
Sherwin-Williams Co.(The)	616	47,537
Sigma-Aldrich Corp.	739	49,587
Solutia, Inc.*	2,276	48,797
Valspar Corp.	1,429	46,971
Westlake Chemical Corp.*	987	51,077
WR Grace & Co.*	1,157	58,359

Total Chemicals		1,332,672

Commercial Banks 1.6%
Associated Banc-Corp.	1,438	19,629
Bank of Hawaii Corp.	422	18,910
BOK Financial Corp.	360	19,605
CapitalSource, Inc.	3,146	20,323
CIT Group, Inc.*	450	17,883
City National Corp.	360	19,325
Comerica, Inc.	564	18,065

RYDEX RUSSELL MIDCAP EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Commerce Bancshares, Inc.	469	$19,187
Cullen/Frost Bankers, Inc.	346	18,642
East West Bancorp, Inc.	998	18,523
Fifth Third Bancorp	1,538	19,456
First Citizens BancShares Inc. — Class A	104	18,732
First Horizon National Corp.	1,929	17,342
First Republic Bank*	569	16,114
Fulton Financial Corp.	1,819	18,463
Huntington Bancshares, Inc.	3,037	18,359
KeyCorp	2,357	18,950
M&T Bank Corp.	220	18,973
Popular, Inc.*	7,074	16,978
Regions Financial Corp.	3,087	18,800
SunTrust Banks, Inc.	750	18,367
Synovus Financial Corp.	8,384	15,343
TCF Financial Corp.	1,402	17,833
Valley National Bancorp	1,448	19,041
Zions Bancorp	834	18,265

Total Commercial Banks		461,108

Commercial Services & Supplies 1.1%
Avery Dennison Corp.	799	25,209
Cintas Corp.	914	29,751
Copart, Inc.*	660	28,677
Corrections Corp. of America*	1,390	29,829
Covanta Holding Corp.	1,798	31,069
Iron Mountain, Inc.	889	28,119
KAR Auction Services, Inc.*	1,369	24,341
Pitney Bowes, Inc.	1,308	28,187
R.R. Donnelley & Sons Co.	1,520	28,591
Republic Services, Inc.	958	27,811
Stericycle, Inc.*	339	27,839
Waste Connections, Inc.	938	30,241

Total Commercial Services & Supplies		339,664

Communications Equipment 1.2%
Acme Packet, Inc.*	552	32,524
Brocade Communications Systems, Inc.*	5,375	29,455
Ciena Corp.*	2,038	31,507
EchoStar Corp. — Class A*	1,020	34,129
F5 Networks, Inc.*	349	32,625
Harris Corp.	789	31,457
JDS Uniphase Corp.*	2,177	28,628
Motorola Mobility Holdings, Inc.*	1,506	33,704
Polycom, Inc.*	1,218	32,923
Riverbed Technology, Inc.*	1,059	30,319
Tellabs, Inc.	8,302	34,370

Total Communications Equipment		351,641

Computers & Peripherals 0.7%
Diebold, Inc.	1,168	35,320
Lexmark International, Inc. — Class A*	1,041	34,947
NCR Corp.*	1,959	39,082
QLogic Corp.*	2,308	35,012
SanDisk Corp.*	839	35,683
Western Digital Corp.*	1,030	35,494

Total Computers & Peripherals		215,538

Construction & Engineering 0.8%
Aecom Technology Corp.*	1,099	27,189
Chicago Bridge & Iron Co. NV	868	35,805
Fluor Corp.	474	30,113
Jacobs Engineering Group, Inc.*	709	27,750
KBR, Inc.	829	29,554
Quanta Services, Inc.*	1,549	28,688
Shaw Group, Inc.(The)*	900	23,292
URS Corp.*	699	28,540

Total Construction & Engineering		230,931

Construction Materials 0.3%
Martin Marietta Materials, Inc.	620	46,884
Vulcan Materials Co.	1,290	44,234

Total Construction Materials		91,118

Consumer Finance 0.2%
Discover Financial Services	810	20,744
Green Dot Corp. — Class A*	598	19,393
SLM Corp.	1,178	18,365

Total Consumer Finance		58,502

Containers & Packaging 2.0%
AptarGroup, Inc.	998	50,948
Ball Corp.	1,340	51,992
Bemis Co., Inc.	1,597	50,465
Crown Holdings, Inc.*	1,358	52,161
Greif, Inc. — Class A	789	48,168
Owens-Illinois, Inc.*	1,999	46,317
Packaging Corp. of America	1,888	50,353
Rock-Tenn Co. — Class A	799	49,107
Sealed Air Corp.	2,229	47,990
Silgan Holdings, Inc.	1,268	49,173
Sonoco Products Co.	1,517	48,620
Temple-Inland, Inc.	1,737	52,145

Total Containers & Packaging		597,439

Distributors 0.2%
Genuine Parts Co.	474	25,198
LKQ Corp.*	969	23,808

Total Distributors		49,006

Diversified Consumer Services 0.7%
Apollo Group, Inc. — Class A*	588	29,888
Career Education Corp.*	1,200	27,228
DeVry, Inc.	429	26,658
Education Management Corp.*	1,020	22,756
H&R Block, Inc.	1,549	23,173
ITT Educational Services, Inc.*	322	27,586
Service Corp. International	2,179	22,814
Weight Watchers International, Inc.	339	26,168

Total Diversified Consumer Services		206,271

Diversified Financial Services 0.5%
CBOE Holdings, Inc.	799	18,409
Interactive Brokers Group, Inc. — Class A	1,199	18,153
IntercontinentalExchange, Inc.*	159	19,605
Leucadia National Corp.	580	19,528
Moody’s Corp.	516	18,375
MSCI, Inc. — Class A*	508	18,029
Nasdaq OMX Group (The)*	800	19,256
NYSE Euronext	570	19,072

Total Diversified Financial Services		150,427

Diversified Telecommunication Services 0.8%
Frontier Communications Corp.	7,644	57,253
Level 3 Communications, Inc.*	26,908	58,659
tw telecom, Inc.*	2,989	59,033
Windstream Corp.	4,646	56,728

Total Diversified Telecommunication Services		231,673

Electric Utilities 2.6%
DPL, Inc.	2,038	61,649
Edison International	1,570	59,770
Entergy Corp.	889	59,385
Great Plains Energy, Inc.	2,957	59,643
Hawaiian Electric Industries, Inc.	2,578	60,325
ITC Holdings Corp.	872	61,267
Northeast Utilities	1,750	59,500
NV Energy, Inc.	3,977	59,019
Pepco Holdings, Inc.	3,137	58,599

2

RYDEX RUSSELL MIDCAP EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Pinnacle West Capital Corp.	1,390	$58,866
PPL Corp.	2,248	62,719
Progress Energy, Inc.	1,289	60,248
Westar Energy, Inc.	2,307	59,544

Total Electric Utilities		780,534

Electrical Equipment 1.1%
AMETEK, Inc.	699	29,707
Babcock & Wilcox Co.(The)*	1,048	26,179
Cooper Industries PLC	480	25,109
General Cable Corp.*	760	30,225
GrafTech International, Ltd.*	1,548	29,814
Hubbell, Inc. — Class B	458	27,237
Polypore International, Inc.*	818	55,624
Regal-Beloit Corp.	460	27,890
Rockwell Automation, Inc.	360	25,834
Roper Industries, Inc.	360	29,387
Thomas & Betts Corp.*	570	27,805

Total Electrical Equipment		334,811

Electronic Equipment, Instruments & Components 1.6%
Amphenol Corp. — Class A	699	34,174
Arrow Electronics, Inc.*	952	33,082
Avnet, Inc.*	1,170	34,281
AVX Corp.	2,439	33,951
Dolby Laboratories, Inc. — Class A*	840	35,582
FLIR Systems, Inc.	900	24,714
Ingram Micro, Inc. — Class A*	2,028	37,620
IPG Photonics Corp.*	562	33,827
Itron, Inc.*	619	26,642
Jabil Circuit, Inc.	1,898	34,752
Molex, Inc.	1,390	32,637
National Instruments Corp.	1,048	27,080
Tech Data Corp.*	778	36,309
Trimble Navigation, Ltd.*	772	27,468
Vishay Intertechnology, Inc.*	2,478	34,122

Total Electronic Equipment, Instruments & Components		486,241

Energy Equipment & Services 4.1%
Atwood Oceanics, Inc.*	1,488	69,490
Cameron International Corp.*	1,289	72,107
CARBO Ceramics, Inc.	411	64,145
Core Laboratories NV	554	60,209
Diamond Offshore Drilling, Inc.	889	60,301
Dresser-Rand Group, Inc.*	1,184	63,249
FMC Technologies, Inc.*	1,477	67,351
Helmerich & Payne, Inc.	990	68,359
IHS, Inc. — Class A*	339	24,981
McDermott International, Inc.*	1,578	31,828
Nabors Industries, Ltd.*	2,537	67,002
Oceaneering International, Inc.	1,599	69,077
Oil States International, Inc.*	839	67,707
Patterson-UTI Energy, Inc.	2,118	68,899
Rowan Cos., Inc.*	1,629	63,808
RPC, Inc.	2,676	63,207
SEACOR Holdings, Inc.	630	63,227
Superior Energy Services, Inc.*	1,699	70,491
Tidewater, Inc.	570	30,974
Unit Corp.*	1,099	65,951

Total Energy Equipment & Services		1,212,363

Food & Staples Retailing 1.2%
BJ’s Wholesale Club, Inc.*	529	26,635
Safeway, Inc.	4,667	94,133
SUPERVALU, Inc.	11,779	101,300
Whole Foods Market, Inc.	1,779	118,659

Total Food & Staples Retailing		340,727

Food Products 6.2%
Bunge Ltd.	1,599	110,027
Campbell Soup Co.	3,137	103,678
ConAgra Foods, Inc.	4,305	110,251
Corn Products International, Inc.	1,967	100,101
Dean Foods Co.*	8,412	92,700
Flowers Foods, Inc.	4,992	109,425
Green Mountain Coffee Roasters, Inc.*	1,298	134,927
H.J. Heinz Co.	1,988	104,648
Hershey Co.(The)	1,909	107,744
Hormel Foods Corp.	3,638	105,393
J.M. Smucker Co.(The)	1,369	106,672
McCormick & Co., Inc.	2,118	103,041
Mead Johnson Nutrition Co.	1,639	116,975
Ralcorp Holdings, Inc.*	1,228	106,222
Sara Lee Corp.	5,616	107,322
Smithfield Foods, Inc.*	4,755	104,705
Tyson Foods, Inc. — Class A	5,825	102,287

Total Food Products		1,826,118

Gas Utilities 1.5%
AGL Resources, Inc.	1,538	62,750
Atmos Energy Corp.	1,909	63,818
Energen Corp.	1,099	64,632
National Fuel Gas Co.	868	62,826
Oneok, Inc.	858	62,454
Questar Corp.	3,477	64,081
UGI Corp.	1,959	59,358

Total Gas Utilities		439,919

Health Care Equipment & Supplies 2.8%
Alere, Inc.*	1,228	36,214
Boston Scientific Corp.*	6,415	45,931
C.R. Bard, Inc.	400	39,472
CareFusion Corp.*	1,628	42,963
Cooper Cos., Inc.(The)	580	44,364
Dentsply International, Inc.	1,179	44,672
Edwards Lifesciences Corp.*	529	37,744
Gen-Probe, Inc.*	649	39,297
Hill-Rom Holdings, Inc.	969	36,134
Hologic, Inc.*	2,169	40,278
Idexx Laboratories, Inc.*	588	48,769
Intuitive Surgical, Inc.*	130	52,072
Kinetic Concepts, Inc.*	778	52,079
ResMed, Inc.*	1,390	42,103
Sirona Dental Systems, Inc.*	849	42,943
Teleflex, Inc.	728	43,848
Thoratec Corp.*	1,419	47,806
Varian Medical Systems, Inc.*	649	40,731
Zimmer Holdings, Inc.*	699	41,954

Total Health Care Equipment & Supplies		819,374

Health Care Providers & Services 3.1%
AMERIGROUP Corp.*	669	36,795
AmerisourceBergen Corp.	1,069	40,953
Brookdale Senior Living, Inc.*	1,848	39,529
Catalyst Health Solutions, Inc.*	818	53,603
CIGNA Corp.	879	43,748
Community Health Systems, Inc.*	1,689	43,644
Coventry Health Care, Inc.*	1,228	39,296
DaVita, Inc.*	526	43,942
Health Management Associates, Inc. — Class A*	4,207	39,966
Health Net, Inc.*	1,438	40,437
Henry Schein, Inc.*	619	41,139
Humana, Inc.	540	40,273
Laboratory Corp. of America Holdings*	458	41,568

3

RYDEX RUSSELL MIDCAP EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

LifePoint Hospitals, Inc.*	1,120	$41,552
Lincare Holdings, Inc.	1,488	38,078
MEDNAX, Inc.*	616	41,987
Omnicare, Inc.	1,388	42,334
Patterson Cos., Inc.	1,350	41,634
Quest Diagnostics, Inc.	733	39,589
Tenet Healthcare Corp.*	6,923	38,492
Universal Health Services, Inc. — Class B	829	41,152
VCA Antech, Inc.*	2,248	43,926

Total Health Care Providers & Services		913,637

Health Care Technology 0.6%
Allscripts Healthcare Solutions, Inc.*	2,288	41,527
Cerner Corp.*	753	50,067
Emdeon, Inc. — Class A*	3,248	50,344
SXC Health Solutions Corp.*	799	50,441

Total Health Care Technology		192,379

Hotels, Restaurants & Leisure 1.4%
Bally Technologies, Inc.*	609	24,013
Brinker International, Inc.	1,020	24,500
Chipotle Mexican Grill, Inc. — Class A*	90	29,212
Choice Hotels International, Inc.	750	22,868
Darden Restaurants, Inc.	512	26,010
Hyatt Hotels Corp. — Class A*	620	24,050
International Game Technology	1,459	27,123
Marriott International, Inc. — Class A	720	23,400
MGM Resorts International*	2,018	30,492
Panera Bread Co. — Class A*	204	23,523
Penn National Gaming, Inc.*	630	26,416
Royal Caribbean Cruises Ltd.*	660	20,209
Starwood Hotels & Resorts Worldwide, Inc.	463	25,447
Wendy’s Co.(The)	4,866	25,644
WMS Industries, Inc.*	800	22,056
Wyndham Worldwide Corp.	760	26,288
Wynn Resorts Ltd.	180	27,662

Total Hotels, Restaurants & Leisure		428,913

Household Durables 1.3%
D.R. Horton, Inc.	2,179	25,887
Fortune Brands, Inc.	389	23,422
Garmin Ltd.	734	23,950
Harman International Industries, Inc.	559	23,254
Jarden Corp.	720	22,313
Leggett & Platt, Inc.	1,048	22,742
Lennar Corp. — Class A	1,390	24,589
Mohawk Industries, Inc.*	412	21,436
Newell Rubbermaid, Inc.	1,633	25,344
NVR, Inc.*	38	25,843
Pulte Homes, Inc.*	3,328	22,863
Stanley Black & Decker, Inc.	358	23,546
Tempur-Pedic International, Inc.*	384	27,652
Toll Brothers, Inc.*	1,210	24,152
Tupperware Brands Corp.	374	23,371
Whirlpool Corp.	322	22,292

Total Household Durables		382,656

Household Products 1.1%
Church & Dwight Co., Inc.	2,587	104,360
Clorox Co.	1,582	113,255
Energizer Holdings, Inc.*	1,498	120,799

Total Household Products		338,414

Independent Power Producers & Energy Traders 1.1%
AES Corp.(The)*	4,935	60,750
Calpine Corp.*	3,887	63,164
Constellation Energy Group, Inc.	1,668	64,768
GenOn Energy, Inc.*	16,428	63,905
NRG Energy, Inc.*	2,597	63,678

Total Independent Power Producers & Energy Traders		316,265

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	609	26,327
Textron, Inc.	1,300	30,069
Walter Industries, Inc.	554	67,904

Total Industrial Conglomerates		124,300

Insurance 2.8%
Alleghany Corp.*	62	20,423
Allied World Assurance Co. Holdings Ltd.	350	19,057
American Financial Group, Inc.	554	18,825
American National Insurance Co.	259	19,409
Aon Corp.	389	18,719
Arch Capital Group Ltd.*	598	20,212
Arthur J. Gallagher & Co.	688	19,347
Aspen Insurance Holdings, Ltd.	768	19,891
Assurant, Inc.	548	19,520
Assured Guaranty, Ltd.	1,228	17,376
Axis Capital Holdings Ltd.	630	20,078
Brown & Brown, Inc.	758	16,532
Cincinnati Financial Corp.	682	18,639
CNA Financial Corp.	670	18,452
Endurance Specialty Holdings Ltd.	480	19,555
Erie Indemnity Co. — Class A	289	21,299
Everest Re Group Ltd.	238	19,545
Fidelity National Financial, Inc. — Class A	1,258	20,505
Genworth Financial, Inc. — Class A*	1,869	15,550
Hanover Insurance Group, Inc.(The)	529	19,155
Hartford Financial Services Group, Inc.(The)	778	18,221
HCC Insurance Holdings, Inc.	619	18,650
Lincoln National Corp.	699	18,523
Markel Corp.*	52	20,822
Marsh & McLennan Cos., Inc.	638	18,815
MBIA, Inc.*	2,338	21,510
Mercury General Corp.	498	18,496
Old Republic International Corp.	1,629	17,007
PartnerRe Ltd.	284	18,977
Principal Financial Group, Inc.	649	17,932
Progressive Corp.	938	18,460
Protective Life Corp.	858	18,241
Reinsurance Group of America, Inc.	322	18,744
RenaissanceRe Holdings Ltd.	278	19,346
StanCorp Financial Group, Inc.	464	15,433
Torchmark Corp.	462	18,660
Transatlantic Holdings, Inc.	408	20,894
Unitrin, Inc.	660	18,592
Unum Group	768	18,731
Validus Holdings, Ltd.	645	17,151
W.R. Berkley Corp.	609	18,751
White Mountains Insurance Group Ltd.	52	21,912
XL Group PLC	900	18,468

Total Insurance		814,425

Internet & Catalog Retail 0.3%
Expedia, Inc.	879	27,855
Liberty Media Corp. — Interactive — Class A — Tracking Stock*	1,560	25,600
Netflix, Inc.*	100	26,599

Total Internet & Catalog Retail		80,054

Internet Software & Services 1.1%
Akamai Technologies, Inc.*	1,189	28,798
AOL, Inc.*	1,768	30,374
Equinix, Inc.*	360	37,609

4

RYDEX RUSSELL MIDCAP EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

IAC/InterActiveCorp*	969	$40,107
LinkedIn Corp. — Class A*	529	53,445
Monster Worldwide, Inc.*	2,068	24,278
Rackspace Hosting, Inc.*	889	35,560
VeriSign, Inc.	1,078	33,645
VistaPrint NV*	529	14,124
WebMD Health Corp.*	969	34,157

Total Internet Software & Services		332,097

IT Services 1.9%
Alliance Data Systems Corp.*	210	20,651
Amdocs Ltd.*	1,228	38,719
Booz Allen Hamilton Holding Corp.*	1,588	28,886
Broadridge Financial Solutions, Inc.	839	19,347
Computer Sciences Corp.	919	32,422
CoreLogic, Inc.*	1,149	18,131
DST Systems, Inc.	688	35,219
Fidelity National Information Services, Inc.	620	18,612
Fiserv, Inc.*	318	19,195
FleetCor Technologies, Inc.*	644	19,088
Gartner, Inc.*	919	33,920
Genpact Ltd.*	1,848	30,492
Global Payments, Inc.	389	18,443
Lender Processing Services, Inc.	951	17,907
NeuStar, Inc. — Class A*	1,379	35,909
Paychex, Inc.	990	27,948
SAIC, Inc.*	2,147	34,417
Teradata Corp.*	619	34,020
Total System Services, Inc.	1,078	20,062
VeriFone Systems, Inc.*	860	33,858
Western Union Co.	977	18,964

Total IT Services		556,210

Leisure Equipment & Products 0.2%
Hasbro, Inc.	569	22,510
Mattel, Inc.	914	24,367
Polaris Industries, Inc.	231	27,385

Total Leisure Equipment & Products		74,262

Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc.*	598	25,212
Bio-Rad Laboratories, Inc. — Class A*	379	41,311
Bruker Corp.*	2,376	40,915
Charles River Laboratories International, Inc.*	1,120	44,296
Covance, Inc.*	760	43,510
Illumina, Inc.*	602	37,595
Life Technologies Corp.*	840	37,825
Mettler Toledo International, Inc.*	180	27,866
PerkinElmer, Inc.	1,672	40,897
Pharmaceutical Product Development, Inc.	1,708	49,241
QIAGEN NV*	2,305	39,047
Techne Corp.	559	42,366
Waters Corp.*	318	27,949

Total Life Sciences Tools & Services		498,030

Machinery 3.1%
AGCO Corp.*	630	29,875
CNH Global NV*	782	29,825
Crane Co.	609	28,209
Donaldson Co., Inc.	512	28,355
Dover Corp.	464	28,058
Eaton Corp.	609	29,201
Flowserve Corp.	270	26,833
Gardner Denver, Inc.	374	31,898
Graco, Inc.	592	26,007
Harsco Corp.	948	25,985
IDEX Corp.	670	27,792
Ingersoll-Rand PLC	668	24,997
Joy Global, Inc.	339	31,839
Kennametal, Inc.	744	29,336
Lincoln Electric Holdings, Inc.	862	29,498
Manitowoc Co., Inc.	1,858	25,993
Navistar International Corp.*	554	28,426
Nordson Corp.	569	29,036
Oshkosh Corp.*	1,088	27,004
Pall Corp.	540	26,773
Parker-Hannifin Corp.	349	27,578
Pentair, Inc.	760	27,976
Snap-on, Inc.	418	23,767
SPX Corp.	379	28,516
Terex Corp.*	1,088	24,164
Timken Co.	1,048	45,766
Toro Co.	498	26,807
Trinity Industries, Inc.	900	26,811
Valmont Industries, Inc.	570	55,489
WABCO Holdings, Inc.*	379	23,896
Wabtec Corp.	450	29,034

Total Machinery		904,744

Marine 0.2%
Alexander & Baldwin, Inc.	630	30,373
Kirby Corp.*	529	30,851

Total Marine		61,224

Media 1.8%
AMC Networks, Inc. — Class A*	170	6,322
Cablevision Systems Corp. — Class A	688	16,760
Charter Communications, Inc. — Class A*	440	23,760
Clear Channel Outdoor Holdings, Inc. — Class A*	1,848	21,714
Discovery Communications, Inc. — Class A*	592	23,562
DISH Network Corp. Class A*	868	25,719
DreamWorks Animation SKG, Inc. — Class A*	1,157	25,292
Gannett Co., Inc.	1,750	22,330
Interpublic Group of Cos., Inc.	2,100	20,601
John Wiley & Sons, Inc. — Class A	490	24,529
Lamar Advertising Co. — Class A*	900	22,914
Liberty Global, Inc. — Class A*	592	24,746
Liberty Media Corp. — Capital — Series A — Tracking Stock*	300	23,943
Liberty Media Corp. — Starz — Series A — Tracking Stock*	339	26,022
Madison Square Garden, Inc. — Class A*	919	24,353
McGraw-Hill Cos., Inc.	609	25,334
Morningstar, Inc.	322	20,080
Omnicom Group, Inc.	529	24,821
Regal Entertainment Group	2,038	26,066
Scripps Networks Interactive — Class A	519	24,050
Sirius XM Radio, Inc.*	12,412	26,189
Virgin Media, Inc.	799	21,141
Washington Post Co.(The) — Class B	62	24,943

Total Media		525,191

Metals & Mining 2.6%
AK Steel Holding Corp.	3,546	43,084
Allegheny Technologies, Inc.	829	48,239
Allied Nevada Gold Corp.*	1,559	59,398
Carpenter Technology Corp.	979	56,234
Cliffs Natural Resources, Inc.	606	54,431
Commercial Metals Co.	3,577	51,902
Compass Minerals International, Inc.	598	47,087
Molycorp, Inc.*	969	61,657
Nucor Corp.	1,268	49,313

5

RYDEX RUSSELL MIDCAP EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Reliance Steel & Aluminum Co.	1,048	$49,266
Royal Gold, Inc.	879	56,344
Schnitzer Steel Industries, Inc.	958	48,657
Steel Dynamics, Inc.	3,257	50,874
Titanium Metals Corp.	2,957	52,605
United States Steel Corp.	1,218	48,708

Total Metals & Mining		777,799

Multi-Utilities 3.5%
Alliant Energy Corp.	1,528	60,218
Ameren Corp.	2,137	61,588
CenterPoint Energy, Inc.	3,246	63,557
CMS Energy Corp.	3,118	59,679
Consolidated Edison, Inc.	1,160	61,016
DTE Energy Co.	1,239	61,752
Integrys Energy Group, Inc.	1,200	60,252
MDU Resources Group, Inc.	2,777	59,872
NiSource, Inc.	3,156	63,530
NSTAR	1,339	59,358
OGE Energy Corp.	1,249	62,500
SCANA Corp.	1,578	61,842
Sempra Energy	1,159	58,750
TECO Energy, Inc.	3,286	60,890
Vectren Corp.	2,237	59,079
Wisconsin Energy Corp.	1,970	60,380
Xcel Energy, Inc.	2,528	60,672

Total Multi-Utilities		1,034,935

Multiline Retail 0.8%
Big Lots, Inc.*	749	26,088
Dillard’s, Inc. — Class A	469	26,386
Dollar General Corp.*	720	22,651
Dollar Tree, Inc.*	379	25,101
Family Dollar Stores, Inc.	464	24,643
J.C. Penney Co., Inc.	692	21,286
Macy’s, Inc.	879	25,377
Nordstrom, Inc.	540	27,086
Sears Holdings Corp.*	339	23,618

Total Multiline Retail		222,236

Office Electronics 0.2%
Xerox Corp.	2,978	27,785
Zebra Technologies Corp. — Class A*	733	29,320

Total Office Electronics		57,105

Oil, Gas & Consumable Fuels 8.0%
Alpha Natural Resources, Inc.*	1,408	60,136
Arch Coal, Inc.	2,327	59,571
Brigham Exploration Co.*	2,257	71,773
Cabot Oil & Gas Corp.	979	72,524
Cimarex Energy Co.	709	62,477
Cobalt International Energy, Inc.*	4,625	56,980
Concho Resources, Inc.*	699	65,412
CONSOL Energy, Inc.	1,258	67,429
Continental Resources ,Inc.*	988	67,767
Denbury Resources, Inc.*	3,087	59,641
El Paso Corp.	2,989	61,424
EQT Corp.	1,189	75,478
EXCO Resources, Inc.	3,227	51,342
Forest Oil Corp.*	2,298	59,748
HollyFrontier Corp.	1,818	137,059
Kosmos Energy Ltd.*	3,366	51,129
Murphy Oil Corp.	940	60,367
Newfield Exploration Co.*	919	61,959
Noble Energy, Inc.	709	70,673
Peabody Energy Corp.	1,059	60,861
PetroHawk Energy Corp.*	2,488	95,017
Pioneer Natural Resources Co.	699	65,000
Plains Exploration & Production Co.*	1,668	65,069
QEP Resources, Inc.	1,528	66,972
Quicksilver Resources, Inc.*	4,027	56,982
Range Resources Corp.	1,132	73,761
SandRidge Energy, Inc.*	5,705	65,722
SM Energy Co.	900	67,815
Southern Union Co.	1,829	78,647
Spectra Energy Corp.	2,218	59,930
Sunoco, Inc.	1,491	60,609
Teekay Corp.	930	25,807
Tesoro Corp.*	2,766	67,186
Ultra Petroleum Corp.*	1,329	62,224
Valero Energy Corp.	2,428	60,991
Whiting Petroleum Corp.*	1,080	63,288

Total Oil, Gas & Consumable Fuels		2,368,770

Paper & Forest Products 0.5%
Domtar Corp.	530	42,374
International Paper Co.	1,779	52,836
MeadWestvaco Corp.	1,588	49,450

Total Paper & Forest Products		144,660

Personal Products 0.4%
Avon Products, Inc.	879	23,056
Herbalife Ltd.	1,948	108,543

Total Personal Products		131,599

Pharmaceuticals 1.0%
Endo Pharmaceuticals Holdings, Inc.*	1,120	41,720
Forest Laboratories, Inc.*	1,109	41,100
Hospira, Inc.*	799	40,845
Mylan, Inc.*	1,938	44,148
Perrigo Co.	508	45,877
Warner Chilcott PLC — Class A	1,919	40,337
Watson Pharmaceuticals, Inc.*	678	45,514

Total Pharmaceuticals		299,541

Professional Services 0.6%
Dun & Bradstreet Corp.	259	18,790
Equifax, Inc.	569	19,551
Manpower, Inc.	540	27,281
Nielsen Holdings NV*	810	24,268
Robert Half International, Inc.	1,109	30,364
Towers Watson & Co. — Class A	469	28,679
Verisk Analytics, Inc. — Class A*	875	29,138

Total Professional Services		178,071

Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate Equities, Inc.	249	20,418
American Capital Agency Corp.	680	18,986
Annaly Capital Management, Inc.	1,048	17,585
Apartment Investment & Management Co. — Class A	749	20,448
AvalonBay Communities, Inc.	148	19,860
Boston Properties, Inc.	180	19,325
Brandywine Realty Trust	1,697	20,347
BRE Properties, Inc.	390	20,467
Camden Property Trust	300	20,121
Chimera Investment Corp.	5,525	17,017
CommonWealth REIT	760	17,951
Corporate Office Properties Trust	609	18,922
Developers Diversified Realty Corp.	1,398	20,425
Digital Realty Trust, Inc.	310	18,975
Douglas Emmett, Inc.	969	19,380
Duke Realty Corp.	1,398	19,628
Equity Residential	328	20,277
Essex Property Trust, Inc.	142	19,931
Federal Realty Investment Trust	228	19,913
General Growth Properties, Inc.	1,184	19,903

6

RYDEX RUSSELL MIDCAP EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

HCP, Inc.	516	$18,953
Health Care REIT, Inc.	360	19,001
Hospitality Properties Trust	808	20,402
Host Hotels & Resorts, Inc.	1,179	18,687
Kimco Realty Corp.	1,070	20,362
Liberty Property Trust	592	20,104
Macerich Co.(The)	379	20,136
Mack-Cali Realty Corp.	592	19,696
Piedmont Office Realty Trust, Inc.	938	19,276
Plum Creek Timber Co., Inc.	490	18,728
ProLogis, Inc.	570	20,309
Rayonier, Inc.	310	19,979
Realty Income Corp.	580	18,827
Regency Centers Corp.	450	20,214
Senior Housing Properties Trust	799	19,128
SL Green Realty Corp.	232	19,029
Taubman Centers, Inc.	332	19,887
UDR, Inc.	778	20,469
Ventas, Inc.	720	38,974
Vornado Realty Trust	210	19,645
Weingarten Realty Investors	778	20,010
Weyerhaeuser Co.	919	18,371

Total Real Estate Investment Trusts (REITs)		840,066

Real Estate Management & Development 0.3%
CB Richard Ellis Group, Inc. — Class A*	789	17,200
Forest City Enterprises, Inc. — Class A*	1,078	19,415
Howard Hughes Corp.(The)*	299	18,078
Jones Lang LaSalle, Inc.	210	17,875
St Joe Co.(The)*	1,009	17,869

Total Real Estate Management & Development		90,437

Road & Rail 0.6%
Con-way, Inc.	789	28,893
Hertz Global Holdings, Inc.*	1,589	22,357
J.B. Hunt Transport Services, Inc.	649	29,361
Kansas City Southern*	526	31,218
Landstar System, Inc.	649	29,108
Ryder System, Inc.	554	31,201

Total Road & Rail		172,138

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc.*	4,956	36,377
Altera Corp.	810	33,113
Analog Devices, Inc.	952	32,749
Atmel Corp.*	2,746	33,227
Avago Technologies Ltd.	1,048	35,244
Cree, Inc.*	1,048	34,437
Cypress Semiconductor Corp.*	1,768	36,385
Fairchild Semiconductor International, Inc.*	2,158	32,392
First Solar, Inc.*	490	57,933
Freescale Semiconductor Holdings I Ltd.*	2,228	36,383
International Rectifier Corp.*	1,379	35,427
Intersil Corp. — Class A	2,848	34,318
KLA-Tencor Corp.	919	36,595
Lam Research Corp.*	840	34,339
Linear Technology Corp.	1,120	32,816
LSI Corp.*	5,115	37,646
Marvell Technology Group Ltd.*	2,557	37,895
Maxim Integrated Products, Inc.	1,469	33,728
MEMC Electronic Materials, Inc.*	4,246	31,505
Microchip Technology, Inc.	969	32,704
Micron Technology, Inc.*	4,387	32,332
National Semiconductor Corp.	1,448	35,795
Novellus Systems, Inc.*	1,070	33,213
NVIDIA Corp.*	2,239	30,965
ON Semiconductor Corp.*	3,648	31,701
PMC — Sierra, Inc.*	5,007	34,999
Silicon Laboratories, Inc.*	914	32,365
Skyworks Solutions, Inc.*	1,588	40,192
SunPower Corp. — Class A*	3,497	68,646
Teradyne, Inc.*	2,528	34,103
Varian Semiconductor Equipment Associates, Inc.*	580	35,229
Xilinx, Inc.	1,048	33,641

Total Semiconductors & Semiconductor Equipment		1,158,394

Software 2.4%
Activision Blizzard, Inc.	3,197	37,853
Ansys, Inc.*	659	33,345
Ariba, Inc.*	1,079	35,683
Autodesk, Inc.*	969	33,334
BMC Software, Inc.*	670	28,957
CA, Inc.	1,618	36,081
Cadence Design Systems, Inc.*	3,497	36,124
Citrix Systems, Inc.*	464	33,427
Compuware Corp.*	3,696	35,703
Electronic Arts, Inc.*	1,578	35,111
Factset Research Systems, Inc.	194	17,866
Fortinet, Inc.*	1,448	29,423
Informatica Corp.*	630	32,212
Intuit, Inc.*	709	33,110
MICROS Systems, Inc.*	734	35,944
Nuance Communications, Inc.*	1,740	34,817
Red Hat, Inc.*	818	34,421
Rovi Corp.*	644	34,113
Solera Holdings, Inc.	630	35,204
Synopsys, Inc.*	1,168	27,997
TIBCO Software, Inc.*	1,389	36,170

Total Software		696,895

Specialty Retail 2.4%
Aaron’s, Inc.	929	23,420
Abercrombie & Fitch Co. — Class A	368	26,908
Advance Auto Parts, Inc.	422	23,197
American Eagle Outfitters, Inc.	1,919	25,216
AutoNation, Inc.*	720	27,079
AutoZone, Inc.*	90	25,691
Bed Bath & Beyond, Inc.*	460	26,906
Best Buy Co., Inc.	768	21,197
CarMax, Inc.*	810	25,896
Chico’s FAS, Inc.	1,668	25,170
Dick’s Sporting Goods, Inc.*	660	24,420
DSW, Inc. — Class A*	501	26,543
Foot Locker, Inc.	1,030	22,382
GameStop Corp. — Class A*	900	21,222
Gap, Inc.(The)	1,368	26,389
Guess?, Inc.	570	21,728
Limited Brands, Inc.	660	24,988
O’Reilly Automotive, Inc.*	390	23,205
PetSmart, Inc.	554	23,833
RadioShack Corp.	1,898	26,420
Ross Stores, Inc.	322	24,398
Sally Beauty Holdings, Inc.*	1,427	24,544
Signet Jewelers Ltd.*	569	24,376
Staples, Inc.	1,606	25,792
Tiffany & Co.	322	25,628
Tractor Supply Co.	384	25,313
Ulta Salon Cosmetics & Fragrance, Inc.*	399	25,149
Urban Outfitters, Inc.*	850	27,659
Williams-Sonoma, Inc.	659	24,396

Total Specialty Retail		719,065

7

RYDEX RUSSELL MIDCAP EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2011

		Market
	Shares	Value

Textiles, Apparel & Luxury Goods 0.6%
Deckers Outdoor Corp.*	299	$29,676
Fossil, Inc.*	220	27,647
Hanesbrands, Inc.*	850	25,934
Polo Ralph Lauren Corp.	194	26,204
PVH Corp.	389	27,833
Under Armour, Inc. — Class A*	339	24,886
V.F. Corp.	238	27,798

Total Textiles, Apparel & Luxury Goods		189,978

Thrifts & Mortgage Finance 0.5%
BankUnited, Inc.	699	17,412
Capitol Federal Financial, Inc.	1,618	18,510
First Niagara Financial Group, Inc.	1,429	17,505
Hudson City Bancorp, Inc.	2,369	19,544
New York Community Bancorp, Inc.	1,239	16,764
People’s United Financial, Inc.	1,488	18,868
TFS Financial Corp.*	1,988	18,767
Washington Federal, Inc.	1,218	20,596

Total Thrifts & Mortgage Finance		147,966

Tobacco 0.3%
Lorillard, Inc.	958	101,759

Total Tobacco		101,759

Trading Companies & Distributors 0.7%
Air Lease Corp.*	1,149	28,070
Fastenal Co.	1,509	50,778
GATX Corp.	789	31,110
MSC Industrial Direct Co. — Class A	450	27,801
W.W. Grainger, Inc.	199	29,526
WESCO International, Inc.*	548	27,778

Total Trading Companies & Distributors		195,063

Water Utilities 0.4%
American Water Works Co, Inc.	2,099	58,772
Aqua America, Inc.	2,848	60,235

Total Water Utilities		119,007

Wireless Telecommunication Services 1.2%
Clearwire Corp. — Class A*	16,343	35,464
Crown Castle International Corp.*	862	37,411
MetroPCS Communications, Inc.*	3,747	61,001
NII Holdings, Inc.*	1,509	63,906
SBA Communications Corp. — Class A*	952	36,338
Telephone & Data Systems, Inc.	1,999	56,692
United States Cellular Corp.*	1,290	57,005

Total Wireless Telecommunication Services		347,817

Total Common Stocks (Cost $29,626,431)		29,507,238

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	21,894	21,894

Total Short Term Investments (Cost $21,894)		21,894

Total Investments 99.8%(a) (Cost $29,648,325)		29,529,132

Other Assets in Excess of Liabilities — 0.2%		48,855

Net Assets — 100.0%		$29,577,987

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
Tracking Stock-A security issued by a parent company that tracks the performance of a particular division.

8

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.5%

Aerospace & Defense 1.5%
Alliant Techsystems, Inc.	326	$21,265
BE Aerospace, Inc.*	586	23,323
Boeing Co.(The)	302	21,282
General Dynamics Corp.	312	21,260
Goodrich Corp.	250	23,785
Honeywell International, Inc.	392	20,815
Huntington Ingalls Industries, Inc.*	625	20,925
ITT Corp.	392	20,909
L-3 Communications Holdings, Inc.	274	21,679
Lockheed Martin Corp.	288	21,810
Northrop Grumman Corp.	340	20,574
Precision Castparts Corp.	260	41,959
Raytheon Co.	458	20,486
Rockwell Collins, Inc.	368	20,273
Spirit Aerosystems Holdings, Inc. — Class A*	1,047	21,453
Textron, Inc.	994	22,991
TransDigm Group, Inc.*	260	23,418
United Technologies Corp.	264	21,870

Total Aerospace & Defense		410,077

Air Freight & Logistics 0.4%
C.H. Robinson Worldwide, Inc.	288	20,825
Expeditors International of Washington, Inc.	472	22,524
FedEx Corp.	250	21,720
United Parcel Service, Inc. — Class B	326	22,566
UTI Worldwide, Inc.	1,152	18,628

Total Air Freight & Logistics		106,263

Airlines 0.3%
AMR Corp.*	3,874	16,426
Copa Holdings SA — Class A	340	22,307
Delta Air Lines, Inc.*	2,317	18,281
Southwest Airlines Co.	2,029	20,209
United Continental Holdings, Inc.*	930	16,852

Total Airlines		94,075

Auto Components 0.6%
Autoliv, Inc.	260	17,201
BorgWarner, Inc.*	250	19,905
Federal-Mogul Corp.*	939	18,001
Gentex Corp.	652	18,478
Goodyear Tire & Rubber Co.(The)*	1,218	19,695
Johnson Controls, Inc.	496	18,327
Lear Corp.	378	18,522
TRW Automotive Holdings Corp.*	340	17,160
Visteon Corp.*	287	17,995

Total Auto Components		165,284

Automobiles 0.3%
Ford Motor Co.*	1,428	17,436
General Motors Co.*	639	17,688
Harley-Davidson, Inc.	500	21,695
Tesla Motors, Inc.*	694	19,550
Thor Industries, Inc.	666	16,470

Total Automobiles		92,839

Beverages 1.9%
Brown-Forman Corp. — Class B	892	65,616
Coca-Cola Co.(The)	996	67,738
Coca-Cola Enterprises, Inc.	2,266	63,697
Constellation Brands, Inc. — Class A*	3,063	62,455
Dr Pepper Snapple Group, Inc.	1,624	61,322
Hansen Natural Corp.*	878	67,272
Molson Coors Brewing Co. — Class B	1,478	66,584
PepsiCo, Inc.	958	61,350

Total Beverages		516,034

Biotechnology 1.7%
Alexion Pharmaceuticals, Inc.*	680	38,624
Amgen, Inc.*	524	28,663
Amylin Pharmaceuticals, Inc.*	2,606	31,037
Biogen Idec, Inc.*	312	31,783
BioMarin Pharmaceutical, Inc.*	1,190	37,164
Celgene Corp.*	510	30,243
Cephalon, Inc.*	382	30,537
Dendreon Corp.*	784	28,930
Gilead Sciences, Inc.*	773	32,744
Human Genome Sciences, Inc.*	1,204	25,296
Myriad Genetics, Inc.*	1,336	28,417
Pharmasset, Inc.*	276	33,501
Regeneron Pharmaceuticals, Inc.*	576	30,563
United Therapeutics Corp.*	563	32,305
Vertex Pharmaceuticals, Inc.*	670	34,746

Total Biotechnology		474,553

Building Products 0.5%
Armstrong World Industries, Inc.	892	35,234
Lennox International, Inc.	940	34,761
Masco Corp.	3,248	34,266
Owens Corning*	1,072	38,142

Total Building Products		142,403

Capital Markets 1.4%
Affiliated Managers Group, Inc.*	156	16,276
American Capital Ltd.*	1,654	15,994
Ameriprise Financial, Inc.	264	14,282
Ares Capital Corp.	969	15,640
Bank of New York Mellon Corp.	576	14,463
BlackRock, Inc.	80	14,277
Charles Schwab Corp.(The)	930	13,885
E*TRADE Financial Corp.*	1,099	17,452
Eaton Vance Corp.	510	13,678
Federated Investors, Inc. — Class B	614	13,121
Franklin Resources, Inc.	118	14,981
Goldman Sachs Group, Inc.(The)	118	15,926
Greenhill & Co., Inc.	288	12,684
Invesco Ltd.	656	14,550
Janus Capital Group, Inc.	1,622	13,690
Jefferies Group, Inc.	717	13,559
Lazard Ltd. — Class A	406	13,642
Legg Mason, Inc.	472	13,886
LPL Investment Holdings, Inc.*	444	14,674
Morgan Stanley	669	14,885
Northern Trust Corp.	326	14,639
Raymond James Financial, Inc.	458	14,546
SEI Investments Co.	694	13,727
State Street Corp.	340	14,100
T. Rowe Price Group, Inc.	260	14,768
TD Ameritrade Holding Corp.	811	14,890
Waddell & Reed Financial, Inc. — Class A	420	15,414

Total Capital Markets		393,629

Chemicals 4.8%
Air Products & Chemicals, Inc.	434	38,509
Airgas, Inc.	590	40,533
Albemarle Corp.	600	39,948
Ashland, Inc.	642	39,316
Cabot Corp.	1,034	40,429
Celanese Corp. — Class A	798	43,994
CF Industries Holdings, Inc.	274	42,558

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Cytec Industries, Inc.	732	$40,992
Dow Chemical Co.(The)	1,124	39,194
Du Pont (E.I.) de Nemours & Co.	784	40,313
Eastman Chemical Co.	406	39,216
Ecolab, Inc.	732	36,600
FMC Corp.	496	43,435
Huntsman Corp.	2,276	43,472
International Flavors & Fragrances, Inc.	642	39,271
Intrepid Potash, Inc.*	1,298	43,158
Kronos Worldwide, Inc.	1,499	46,409
Lubrizol Corp.	302	40,649
LyondellBasell Industries NV — Class A	1,043	41,157
Monsanto Co.	600	44,088
Mosaic Co.(The)	628	44,412
Nalco Holding Co.	826	29,199
PPG Industries, Inc.	458	38,564
Praxair, Inc.	392	40,627
Rockwood Holdings, Inc.*	784	47,408
RPM International, Inc.	1,794	37,818
Scotts Miracle-Gro Co.(The) — Class A	785	39,611
Sherwin-Williams Co.(The)	486	37,505
Sigma-Aldrich Corp.	586	39,321
Solutia, Inc.*	1,786	38,292
Valspar Corp.	1,127	37,044
Westlake Chemical Corp.	770	39,847
WR Grace & Co.*	912	46,001

Total Chemicals		1,338,890

Commercial Banks 1.5%
Associated Banc-Corp.	1,128	15,397
Bank of Hawaii Corp.	330	14,787
BB&T Corp.	587	15,074
BOK Financial Corp.	288	15,685
CapitalSource, Inc.	2,472	15,969
CIT Group, Inc.*	354	14,068
City National Corp.	288	15,460
Comerica, Inc.	444	14,221
Commerce Bancshares, Inc.	368	15,055
Cullen/Frost Bankers, Inc.	274	14,763
East West Bancorp, Inc.	784	14,551
Fifth Third Bancorp	1,204	15,231
First Citizens BancShares Inc. — Class A	80	14,410
First Horizon National Corp.	1,519	13,656
First Republic Bank/San Francisco*	446	12,631
Fulton Financial Corp.	1,427	14,484
Huntington Bancshares, Inc.	2,394	14,472
KeyCorp	1,856	14,922
M&T Bank Corp.	170	14,661
PNC Financial Services Group, Inc.	274	14,875
Popular, Inc.*	5,573	13,375
Regions Financial Corp.	2,434	14,823
SunTrust Banks, Inc.	590	14,449
Synovus Financial Corp.	6,597	12,073
TCF Financial Corp.	1,099	13,979
U.S. Bancorp	618	16,105
Valley National Bancorp	1,138	14,965
Wells Fargo & Co.	562	15,702
Zions Bancorp	656	14,366

Total Commercial Banks		424,209

Commercial Services & Supplies 1.0%
Avery Dennison Corp.	604	19,056
Cintas Corp.	694	22,590
Copart, Inc.*	500	21,725
Corrections Corp. of America*	1,062	22,791
Covanta Holding Corp.	1,374	23,743
Iron Mountain, Inc.	680	21,508
KAR Auction Services, Inc.*	1,048	18,633
Pitney Bowes, Inc.	996	21,464
R.R. Donnelley & Sons Co.	1,166	21,933
Republic Services, Inc.	732	21,250
Stericycle, Inc.*	260	21,351
Waste Connections, Inc.	718	23,148
Waste Management, Inc.	604	19,020

Total Commercial Services & Supplies		278,212

Communications Equipment 1.3%
Acme Packet, Inc.*	404	23,804
Brocade Communications Systems, Inc.*	3,955	21,673
Ciena Corp.*	1,501	23,205
Cisco Systems, Inc.	1,700	27,149
EchoStar Corp. — Class A*	746	24,961
F5 Networks, Inc.*	260	24,305
Harris Corp.	576	22,965
JDS Uniphase Corp.*	1,598	21,014
Juniper Networks, Inc.*	873	20,420
Motorola Mobility Holdings, Inc.*	1,110	24,842
Motorola Solutions, Inc.*	562	25,228
Polycom, Inc.*	891	24,084
QUALCOMM, Inc.	486	26,623
Riverbed Technology, Inc.*	780	22,331
Tellabs, Inc.	6,109	25,291

Total Communications Equipment		357,895

Computers & Peripherals 1.1%
Apple, Inc.*	80	31,239
Dell, Inc.*	1,610	26,146
Diebold, Inc.	864	26,127
EMC Corp.*	992	25,871
Hewlett-Packard Co.	746	26,229
Lexmark International, Inc. — Class A*	797	26,755
NCR Corp.*	1,440	28,728
NetApp, Inc.*	524	24,901
QLogic Corp.*	1,699	25,774
SanDisk Corp.*	614	26,114
Western Digital Corp.*	760	26,190

Total Computers & Peripherals		294,074

Construction & Engineering 0.6%
Aecom Technology Corp.*	839	20,757
Chicago Bridge & Iron Co. NV	656	27,060
Fluor Corp.	364	23,125
Jacobs Engineering Group, Inc.*	538	21,057
KBR, Inc.	641	22,852
Quanta Services, Inc.*	1,179	21,835
Shaw Group, Inc.(The)*	694	17,961
URS Corp.*	534	21,803

Total Construction & Engineering		176,450

Construction Materials 0.3%
Martin Marietta Materials, Inc.	486	36,751
Vulcan Materials Co.	1,020	34,976

Total Construction Materials		71,727

Consumer Finance 0.3%
American Express Co.	312	15,612
Capital One Financial Corp.	302	14,436
Discover Financial Services	642	16,442
Green Dot Corp. — Class A*	471	15,274
SLM Corp.	930	14,499

Total Consumer Finance		76,263

Containers & Packaging 1.7%
AptarGroup, Inc.	785	40,074
Ball Corp.	1,061	41,167
Bemis Co., Inc.	1,256	39,690

2

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Crown Holdings, Inc.*	1,072	$41,176
Greif, Inc. — Class A	628	38,339
Owens-Illinois, Inc.*	1,572	36,423
Packaging Corp. of America	1,492	39,792
Rock-Tenn Co. — Class A	625	38,412
Sealed Air Corp.	1,756	37,807
Silgan Holdings, Inc.	1,001	38,819
Sonoco Products Co.	1,193	38,236
Temple-Inland, Inc.	1,374	41,247

Total Containers & Packaging		471,182

Distributors 0.1%
Genuine Parts Co.	364	19,350
LKQ Corp.*	746	18,329

Total Distributors		37,679

Diversified Consumer Services 0.6%
Apollo Group, Inc. — Class A*	447	22,721
Career Education Corp.*	929	21,079
DeVry, Inc.	326	20,258
Education Management Corp.*	784	17,491
H&R Block, Inc.	1,190	17,802
ITT Educational Services, Inc.*	250	21,418
Service Corp. International	1,676	17,548
Weight Watchers International, Inc.	260	20,069

Total Diversified Consumer Services		158,386

Diversified Financial Services 0.6%
Bank of America Corp.	1,412	13,711
CBOE Holdings, Inc.	628	14,469
Citigroup, Inc.	392	15,029
CME Group, Inc.	52	15,038
Interactive Brokers Group, Inc. — Class A	943	14,277
IntercontinentalExchange, Inc.*	128	15,782
JPMorgan Chase & Co.	378	15,290
Leucadia National Corp.	458	15,421
Moody’s Corp.	406	14,458
MSCI, Inc. — Class A*	406	14,409
Nasdaq OMX Group (The)*	628	15,116
NYSE Euronext	448	14,990

Total Diversified Financial Services		177,990

Diversified Telecommunication Services 1.1%
AT&T, Inc.	1,492	43,656
CenturyTel, Inc.	1,162	43,122
Frontier Communications Corp.	5,758	43,127
Level 3 Communications, Inc.*	20,264	44,176
tw telecom, Inc.*	2,252	44,477
Verizon Communications, Inc.	1,293	45,630
Windstream Corp.	3,507	42,820

Total Diversified Telecommunication Services		307,008

Electric Utilities 3.1%
American Electric Power Co., Inc.	1,228	45,264
DPL, Inc.	1,534	46,403
Duke Energy Corp.	2,474	46,016
Edison International	1,190	45,303
Entergy Corp.	667	44,556
Exelon Corp.	1,111	48,962
FirstEnergy Corp.	1,048	46,793
Great Plains Energy, Inc.	2,225	44,878
Hawaiian Electric Industries, Inc.	1,949	45,607
ITC Holdings Corp.	656	46,091
NextEra Energy, Inc.	812	44,863
Northeast Utilities	1,322	44,948
NV Energy, Inc.	2,998	44,490
Pepco Holdings, Inc.	2,369	44,253
Pinnacle West Capital Corp.	1,048	44,383
PPL Corp.	1,690	47,151
Progress Energy, Inc.	968	45,244
Southern Co.	1,166	46,104
Westar Energy, Inc.	1,739	44,884

Total Electric Utilities		866,193

Electrical Equipment 1.0%
AMETEK, Inc.	537	22,823
Babcock & Wilcox Co.(The)*	798	19,934
Cooper Industries PLC	368	19,250
Emerson Electric Co.	420	20,618
General Cable Corp.*	576	22,908
GrafTech International, Ltd.*	1,174	22,611
Hubbell, Inc. — Class B	354	21,052
Polypore International, Inc.*	639	43,452
Regal-Beloit Corp.	354	21,463
Rockwell Automation, Inc.	274	19,662
Roper Industries, Inc.	274	22,367
Thomas & Betts Corp.*	444	21,658

Total Electrical Equipment		277,798

Electronic Equipment, Instruments & Components 1.4%
Amphenol Corp. — Class A	524	25,618
Arrow Electronics, Inc.*	704	24,464
Avnet, Inc.*	864	25,315
AVX Corp.	1,794	24,973
Corning, Inc.	1,491	23,722
Dolby Laboratories, Inc. — Class A*	617	26,136
FLIR Systems, Inc.	694	19,057
Ingram Micro, Inc. — Class A*	1,491	27,658
IPG Photonics Corp.*	414	24,919
Itron, Inc.*	472	20,315
Jabil Circuit, Inc.	1,400	25,634
Molex, Inc.	1,023	24,020
National Instruments Corp.	798	20,620
Tech Data Corp.*	576	26,882
Trimble Navigation Ltd.*	590	20,992
Vishay Intertechnology, Inc.*	1,831	25,213

Total Electronic Equipment, Instruments & Components		385,538

Energy Equipment & Services 3.8%
Atwood Oceanics, Inc.*	1,048	48,942
Baker Hughes, Inc.	604	46,737
Cameron International Corp.*	904	50,570
CARBO Ceramics, Inc.	287	44,792
Core Laboratories NV	392	42,603
Diamond Offshore Drilling, Inc.	628	42,597
Dresser-Rand Group, Inc.*	836	44,659
FMC Technologies, Inc.*	1,033	47,105
Halliburton Co.	902	49,366
Helmerich & Payne, Inc.	694	47,921
IHS, Inc. — Class A*	260	19,159
McDermott International, Inc.*	1,203	24,264
Nabors Industries Ltd.*	1,778	46,957
National-Oilwell Varco, Inc.	590	47,536
Oceaneering International, Inc.	1,126	48,643
Oil States International, Inc.*	590	47,613
Patterson-UTI Energy, Inc.	1,492	48,535
Rowan Cos., Inc.*	1,151	45,085
RPC, Inc.	1,875	44,287
Schlumberger Ltd.	510	46,089
SEACOR Holdings, Inc.	444	44,560
Superior Energy Services, Inc.*	1,194	49,539
Tidewater, Inc.	444	24,127
Unit Corp.*	773	46,388

Total Energy Equipment & Services		1,048,074

3

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Food & Staples Retailing 1.8%
BJ’s Wholesale Club, Inc.*	406	$20,442
Costco Wholesale Corp.	236	18,467
CVS Caremark Corp.	1,752	63,685
Kroger Co.(The)	2,685	66,776
Safeway, Inc.	2,880	58,090
SUPERVALU, Inc.	7,265	62,479
Sysco Corp.	2,120	64,851
Wal-Mart Stores, Inc.	354	18,659
Walgreen Co.	1,530	59,731
Whole Foods Market, Inc.	1,100	73,370

Total Food & Staples Retailing		506,550

Food Products 5.0%
Archer-Daniels-Midland Co.	2,160	65,621
Bunge Ltd.	982	67,571
Campbell Soup Co.	1,936	63,985
ConAgra Foods, Inc.	2,657	68,046
Corn Products International, Inc.	1,215	61,831
Dean Foods Co.*	5,184	57,128
Flowers Foods, Inc.	3,061	67,097
General Mills, Inc.	1,728	64,541
Green Mountain Coffee Roasters, Inc.*	798	82,952
H.J. Heinz Co.	1,218	64,115
Hershey Co.(The)	1,177	66,430
Hormel Foods Corp.	2,239	64,864
J.M. Smucker Co.(The)	840	65,453
Kellogg Co.	1,204	67,159
Kraft Foods, Inc. — Class A	1,898	65,253
McCormick & Co., Inc.	1,308	63,634
Mead Johnson Nutrition Co.	1,010	72,084
Ralcorp Holdings, Inc.*	760	65,740
Sara Lee Corp.	3,457	66,063
Smithfield Foods, Inc.*	2,930	64,519
Tyson Foods, Inc. — Class A	3,586	62,970

Total Food Products		1,387,056

Gas Utilities 1.0%
AGL Resources, Inc.	1,152	47,002
Atmos Energy Corp.	1,439	48,106
National Fuel Gas Co.	656	47,481
Oneok, Inc.	642	46,731
Questar Corp.	2,619	48,268
UGI Corp.	1,478	44,783

Total Gas Utilities		282,371

Health Care Equipment & Supplies 2.7%
Alere, Inc.*	850	25,066
Baxter International, Inc.	510	29,667
Becton, Dickinson & Co.	354	29,598
Boston Scientific Corp.*	4,451	31,869
C.R. Bard, Inc.	278	27,433
CareFusion Corp.*	1,127	29,741
Cooper Cos., Inc.(The)	406	31,055
Covidien PLC	576	29,255
Dentsply International, Inc.	822	31,146
Edwards Lifesciences Corp.*	368	26,257
Gen-Probe, Inc.*	445	26,945
Hill-Rom Holdings, Inc.	669	24,947
Hologic, Inc.*	1,506	27,966
Idexx Laboratories, Inc.*	406	33,674
Intuitive Surgical, Inc.*	90	36,049
Kinetic Concepts, Inc.*	538	36,014
Medtronic, Inc.	798	28,768
ResMed, Inc.*	968	29,321
Sirona Dental Systems, Inc.*	587	29,690
St Jude Medical, Inc.	618	28,737
Stryker Corp.	524	28,474
Teleflex, Inc.	510	30,717
Thoratec Corp.*	982	33,084
Varian Medical Systems, Inc.*	458	28,744
Zimmer Holdings, Inc.*	486	29,170

Total Health Care Equipment & Supplies		743,387

Health Care Providers & Services 3.1%
Aetna, Inc.	694	28,794
AMERIGROUP Corp.*	467	25,685
AmerisourceBergen Corp.	746	28,579
Brookdale Senior Living, Inc.*	1,282	27,422
Cardinal Health, Inc.	680	29,757
Catalyst Health Solutions, Inc.*	559	36,631
CIGNA Corp.	614	30,559
Community Health Systems, Inc.*	1,164	30,078
Coventry Health Care, Inc.*	850	27,200
DaVita, Inc.*	364	30,409
Express Scripts, Inc.*	562	30,494
HCA Holdings, Inc.*	902	24,065
Health Management Associates, Inc. — Class A*	2,919	27,730
Health Net, Inc.*	996	28,007
Henry Schein, Inc.*	430	28,578
Humana, Inc.	378	28,191
Laboratory Corp. of America Holdings*	316	28,680
LifePoint Hospitals, Inc.*	784	29,086
Lincare Holdings, Inc.	1,034	26,460
McKesson Corp.	368	29,852
Medco Health Solutions, Inc.*	548	34,458
MEDNAX, Inc.*	430	29,309
Omnicare, Inc.	958	29,219
Patterson Cos., Inc.	940	28,990
Quest Diagnostics, Inc.	510	27,545
Tenet Healthcare Corp.*	4,801	26,694
UnitedHealth Group, Inc.	590	29,282
Universal Health Services, Inc. — Class B	576	28,593
VCA Antech, Inc.*	1,557	30,424
WellPoint, Inc.	392	26,480

Total Health Care Providers & Services		867,251

Health Care Technology 0.5%
Allscripts Healthcare Solutions, Inc.*	1,586	28,786
Cerner Corp.*	524	34,841
Emdeon, Inc. — Class A*	2,251	34,890
SXC Health Solutions Corp.*	552	34,848

Total Health Care Technology		133,365

Hotels, Restaurants & Leisure 1.5%
Bally Technologies, Inc.*	468	18,453
Brinker International, Inc.	784	18,832
Carnival Corp.	510	16,983
Chipotle Mexican Grill, Inc. — Class A*	66	21,422
Choice Hotels International, Inc.	576	17,562
Darden Restaurants, Inc.	392	19,914
Hyatt Hotels Corp. — Class A*	482	18,697
International Game Technology	1,124	20,895
Las Vegas Sands Corp.*	486	22,929
Marriott International, Inc. — Class A	552	17,940
McDonald’s Corp.	236	20,409
MGM Resorts International*	1,544	23,330
Panera Bread Co. — Class A*	156	17,988
Penn National Gaming, Inc.*	482	20,210
Royal Caribbean Cruises Ltd.*	510	15,616
Starbucks Corp.	524	21,007
Starwood Hotels & Resorts Worldwide, Inc.	354	19,456
Wendy’s Co.(The)	3,743	19,726

4

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

WMS Industries, Inc.*	614	$16,928
Wyndham Worldwide Corp.	586	20,270
Wynn Resorts Ltd.	142	21,823
Yum! Brands, Inc.	340	17,959

Total Hotels, Restaurants & Leisure		428,349

Household Durables 1.0%
D.R. Horton, Inc.	1,675	19,899
Fortune Brands, Inc.	302	18,183
Garmin Ltd.	562	18,338
Harman International Industries, Inc.	430	17,888
Jarden Corp.	552	17,106
Leggett & Platt, Inc.	799	17,338
Lennar Corp. — Class A	1,071	18,946
Mohawk Industries, Inc.*	316	16,441
Newell Rubbermaid, Inc.	1,255	19,478
NVR, Inc.*	28	19,043
Pulte Homes, Inc.*	2,554	17,546
Tempur-Pedic International, Inc.*	288	20,739
Toll Brothers, Inc.*	930	18,563
Tupperware Brands Corp.	288	17,997
Whirlpool Corp.	246	17,031

Total Household Durables		274,536

Household Products 1.4%
Church & Dwight Co., Inc.	1,596	64,383
Clorox Co.	982	70,301
Colgate-Palmolive Co.	746	62,947
Energizer Holdings, Inc.*	930	74,995
Kimberly-Clark Corp.	992	64,837
Procter & Gamble Co.	1,034	63,581

Total Household Products		401,044

Independent Power Producers & Energy Traders 0.9%
AES Corp.(The)*	3,716	45,744
Calpine Corp.*	2,932	47,645
Constellation Energy Group, Inc.	1,256	48,770
GenOn Energy, Inc.*	12,380	48,158
NRG Energy, Inc.*	1,951	47,839

Total Independent Power Producers & Energy Traders		238,156

Industrial Conglomerates 0.4%
3M Co.	246	21,436
Carlisle Cos., Inc.	468	20,232
Danaher Corp.	430	21,117
General Electric Co.	1,204	21,564
Tyco International Ltd.	472	20,905

Total Industrial Conglomerates		105,254

Insurance 2.8%
ACE Ltd.	236	15,807
AFLAC, Inc.	330	15,200
Alleghany Corp.*	52	17,129
Allied World Assurance Co. Holdings Ltd.	274	14,919
Allstate Corp.	510	14,137
American Financial Group, Inc.	434	14,747
American International Group, Inc.*	533	15,297
American National Insurance Co.	198	14,838
Aon Corp.	302	14,532
Arch Capital Group Ltd.*	472	15,954
Arthur J. Gallagher & Co.	538	15,129
Aspen Insurance Holdings Ltd.	604	15,644
Assurant, Inc.	431	15,352
Assured Guaranty Ltd.	968	13,697
Axis Capital Holdings Ltd.	496	15,808
Berkshire Hathaway, Inc. — Class B*	198	14,686
Brown & Brown, Inc.	590	12,868
Chubb Corp.(The)	246	15,370
Cincinnati Financial Corp.	538	14,704
CNA Financial Corp.	524	14,431
Endurance Specialty Holdings Ltd.	378	15,400
Erie Indemnity Co. — Class A	222	16,361
Everest Re Group Ltd.	184	15,110
Fidelity National Financial, Inc. — Class A	992	16,170
Genworth Financial, Inc. — Class A*	1,467	12,205
Hanover Insurance Group, Inc.(The)	419	15,172
Hartford Financial Services Group, Inc.(The)	614	14,380
HCC Insurance Holdings, Inc.	486	14,643
Lincoln National Corp.	552	14,628
Loews Corp.	368	14,672
Markel Corp.*	38	15,216
Marsh & McLennan Cos., Inc.	500	14,745
MBIA, Inc.*	1,844	16,965
Mercury General Corp.	392	14,559
MetLife, Inc.	368	15,165
Old Republic International Corp.	1,284	13,405
PartnerRe Ltd.	222	14,834
Principal Financial Group, Inc.	510	14,091
Progressive Corp.	732	14,406
Protective Life Corp.	680	14,457
Prudential Financial, Inc.	250	14,670
Reinsurance Group of America, Inc.	250	14,552
RenaissanceRe Holdings Ltd.	222	15,449
StanCorp Financial Group, Inc.	368	12,240
Torchmark Corp.	354	14,298
Transatlantic Holdings, Inc.	316	16,182
Travelers Cos., Inc.(The)	264	14,554
Unitrin, Inc.	524	14,761
Unum Group	604	14,732
Validus Holdings Ltd.	492	13,082
W.R. Berkley Corp.	472	14,533
White Mountains Insurance Group Ltd.	38	16,013
XL Group PLC	708	14,528

Total Insurance		786,427

Internet & Catalog Retail 0.4%
Amazon.com, Inc.*	104	23,142
Expedia, Inc.	680	21,549
Liberty Media Corp. — Interactive — Class A - Tracking Stock*	1,204	19,758
Netflix, Inc.*	76	20,215
Priceline.com, Inc.*	38	20,431

Total Internet & Catalog Retail		105,095

Internet Software & Services 1.1%
Akamai Technologies, Inc.*	877	21,241
AOL, Inc.*	1,298	22,300
eBay, Inc.*	642	21,026
Equinix, Inc.*	264	27,580
Google, Inc. — Class A*	52	31,392
IAC/InterActiveCorp*	708	29,304
LinkedIn Corp.*	390	39,402
Monster Worldwide, Inc.*	1,582	18,573
Rackspace Hosting, Inc.*	653	26,120
VeriSign, Inc.	788	24,593
VistaPrint NV*	406	10,840
WebMD Health Corp.*	670	23,617
Yahoo!, Inc.*	1,714	22,453

Total Internet Software & Services		318,441

IT Services 2.0%
Accenture PLC — Class A	416	24,602
Alliance Data Systems Corp.*	170	16,718
Amdocs Ltd.*	903	28,472

5

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Automatic Data Processing, Inc.	430	$22,141
Booz Allen Hamilton Holding Corp.*	1,218	22,155
Broadridge Financial Solutions, Inc.	656	15,127
Cognizant Technology Solutions Corp. — Class A*	368	25,712
Computer Sciences Corp.	670	23,638
CoreLogic, Inc.*	906	14,297
DST Systems, Inc.	510	26,107
Fidelity National Information Services, Inc.	486	14,590
Fiserv, Inc.*	250	15,090
FleetCor Technologies, Inc.*	510	15,116
Gartner, Inc.*	680	25,099
Genpact Ltd.*	1,413	23,314
Global Payments, Inc.	302	14,318
International Business Machines Corp.	156	28,369
Lender Processing Services, Inc.	745	14,028
Mastercard, Inc. — Class A	52	15,769
NeuStar, Inc. — Class A*	1,010	26,300
Paychex, Inc.	760	21,455
SAIC, Inc.*	1,582	25,359
Teradata Corp.*	458	25,172
Total System Services, Inc.	850	15,819
VeriFone Systems, Inc.*	636	25,039
Visa, Inc. — Class A	208	17,792
Western Union Co.	770	14,946

Total IT Services		556,544

Leisure Equipment & Products 0.2%
Hasbro, Inc.	434	17,169
Mattel, Inc.	704	18,769
Polaris Industries, Inc.	179	21,220

Total Leisure Equipment & Products		57,158

Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.*	458	19,309
Bio-Rad Laboratories, Inc. — Class A*	260	28,340
Bruker Corp.*	1,640	28,241
Charles River Laboratories International, Inc.*	774	30,612
Covance, Inc.*	524	29,999
Illumina, Inc.*	420	26,229
Life Technologies Corp.*	576	25,937
Mettler Toledo International, Inc.*	142	21,983
PerkinElmer, Inc.	1,163	28,447
Pharmaceutical Product Development, Inc.	1,190	34,308
QIAGEN NV*	1,588	26,901
Techne Corp.	382	28,952
Thermo Fisher Scientific, Inc.*	482	28,963
Waters Corp.*	236	20,742

Total Life Sciences Tools & Services		378,963

Machinery 3.0%
AGCO Corp.*	482	22,856
Caterpillar, Inc.	222	21,931
CNH Global NV*	600	22,884
Crane Co.	472	21,863
Cummins, Inc.	236	24,752
Deere & Co.	274	21,512
Donaldson Co., Inc.	392	21,709
Dover Corp.	354	21,406
Eaton Corp.	471	22,585
Flowserve Corp.	208	20,671
Gardner Denver, Inc.	288	24,564
Graco, Inc.	458	20,120
Harsco Corp.	722	19,790
IDEX Corp.	510	21,155
Illinois Tool Works, Inc.	406	20,219
Ingersoll-Rand PLC	510	19,084
Joy Global, Inc.	260	24,419
Kennametal, Inc.	566	22,317
Lincoln Electric Holdings, Inc.	656	22,448
Manitowoc Co., Inc.	1,415	19,796
Navistar International Corp.*	420	21,550
Nordson Corp.	432	22,045
Oshkosh Corp.*	835	20,725
PACCAR, Inc.	458	19,607
Pall Corp.	406	20,130
Parker-Hannifin Corp.	264	20,861
Pentair, Inc.	576	21,203
Snap-on, Inc.	316	17,968
SPX Corp.	288	21,669
Stanley Black & Decker, Inc.	274	18,021
Terex Corp.*	825	18,323
Timken Co.	826	36,071
Toro Co.	378	20,348
Trinity Industries, Inc.	694	20,674
Valmont Industries, Inc.	448	43,613
WABCO Holdings, Inc.*	288	18,158
Wabtec Corp.	340	21,937

Total Machinery		818,984

Marine 0.2%
Alexander & Baldwin, Inc.	485	23,382
Kirby Corp.*	406	23,678

Total Marine		47,060

Media 2.1%
AMC Networks, Inc.*	134	4,983
Cablevision Systems Corp. — Class A	534	13,008
CBS Corp. — Class B	708	19,378
Charter Communications, Inc.*	338	18,252
Clear Channel Outdoor Holdings, Inc. — Class A*	1,416	16,638
Comcast Corp. — Class A	798	19,168
DIRECTV — Class A*	396	20,069
Discovery Communications, Inc. — Class A*	458	18,228
DISH Network Corp. — Class A*	666	19,734
DreamWorks Animation SKG, Inc. — Class A*	887	19,390
Gannett Co., Inc.	1,349	17,213
Interpublic Group of Cos., Inc.	1,610	15,794
John Wiley & Sons, Inc. — Class A	378	18,923
Lamar Advertising Co. — Class A*	693	17,644
Liberty Global, Inc. — Class A*	458	19,144
Liberty Media Corp. — Capital — Series A — Tracking Stock*	236	18,835
Liberty Media Corp. — Starz — Series A — Tracking Stock*	260	19,958
Madison Square Garden, Inc. — Class A*	708	18,762
McGraw-Hill Cos., Inc.	472	19,635
Morningstar, Inc.	260	16,214
News Corp. — Class A	1,152	18,455
Omnicom Group, Inc.	406	19,050
Regal Entertainment Group	1,570	20,080
Scripps Networks Interactive — Class A	406	18,814
Sirius XM Radio, Inc.*	9,542	20,134
Thomson Reuters Corp.	416	14,323
Time Warner Cable, Inc.	250	18,327
Time Warner, Inc.	537	18,881
Viacom, Inc. — Class B	392	18,981
Virgin Media, Inc.	614	16,246
Walt Disney Co.(The)	496	19,155

6

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Washington Post Co.(The) — Class B	52	$20,920

Total Media		574,336

Metals & Mining 3.0%
AK Steel Holding Corp.	2,800	34,020
Alcoa, Inc.	2,620	38,593
Allegheny Technologies, Inc.	656	38,173
Allied Nevada Gold Corp.*	1,226	46,711
Carpenter Technology Corp.	773	44,401
Cliffs Natural Resources, Inc.	472	42,395
Commercial Metals Co.	2,828	41,034
Compass Minerals International, Inc.	472	37,165
Freeport-McMoRan Copper & Gold, Inc.	822	43,533
Molycorp, Inc.*	756	48,104
Newmont Mining Corp.	760	42,264
Nucor Corp.	1,006	39,123
Reliance Steel & Aluminum Co.	826	38,830
Royal Gold, Inc.	694	44,485
Schnitzer Steel Industries, Inc.	757	38,448
Southern Copper Corp.	1,297	44,306
Steel Dynamics, Inc.	2,566	40,081
Titanium Metals Corp.	2,331	41,469
United States Steel Corp.	957	38,270
Walter Industries, Inc.	392	48,047

Total Metals & Mining		829,452

Multi-Utilities 3.3%
Alliant Energy Corp.	1,152	45,400
Ameren Corp.	1,610	46,400
CenterPoint Energy, Inc.	2,446	47,893
CMS Energy Corp.	2,356	45,094
Consolidated Edison, Inc.	878	46,183
Dominion Resources, Inc.	968	46,900
DTE Energy Co.	930	46,351
Integrys Energy Group, Inc.	902	45,290
MDU Resources Group, Inc.	2,095	45,168
NiSource, Inc.	2,380	47,909
NSTAR	1,007	44,640
OGE Energy Corp.	941	47,088
PG&E Corp.	1,100	45,573
Public Service Enterprise Group, Inc.	1,464	47,946
SCANA Corp.	1,190	46,636
Sempra Energy	878	44,506
TECO Energy, Inc.	2,474	45,843
Vectren Corp.	1,686	44,527
Wisconsin Energy Corp.	1,482	45,423
Xcel Energy, Inc.	1,898	45,552

Total Multi-Utilities		920,322

Multiline Retail 0.8%
Big Lots, Inc.*	575	20,027
Dillard’s, Inc. — Class A	362	20,366
Dollar General Corp.*	552	17,366
Dollar Tree, Inc.*	288	19,074
Family Dollar Stores, Inc.	354	18,801
J.C. Penney Co., Inc.	534	16,426
Kohl’s Corp.	368	20,133
Macy’s, Inc.	680	19,632
Nordstrom, Inc.	416	20,867
Sears Holdings Corp.*	260	18,114
Target Corp.	406	20,905

Total Multiline Retail		211,711

Office Electronics 0.2%
Xerox Corp.	2,276	21,235
Zebra Technologies Corp. — Class A*	562	22,480

Total Office Electronics		43,715

Oil, Gas & Consumable Fuels 8.4%
Alpha Natural Resources, Inc.*	995	42,496
Anadarko Petroleum Corp.	590	48,710
Apache Corp.	354	43,797
Arch Coal, Inc.	1,635	41,856
Brigham Exploration Co.*	1,579	50,212
Cabot Oil & Gas Corp.	694	51,412
Chesapeake Energy Corp.	1,477	50,735
Chevron Corp.	420	43,688
Cimarex Energy Co.	495	43,619
Cobalt International Energy, Inc.*	3,256	40,114
Concho Resources, Inc.*	486	45,480
ConocoPhillips	576	41,466
CONSOL Energy, Inc.	888	47,597
Continental Resources, Inc.*	694	47,601
Denbury Resources, Inc.*	2,170	41,924
Devon Energy Corp.	548	43,128
El Paso Corp.	2,106	43,278
Energen Corp.	825	48,518
EOG Resources, Inc.	420	42,840
EQT Corp.	836	53,069
EXCO Resources, Inc.	2,265	36,036
Exxon Mobil Corp.	524	41,810
Forest Oil Corp.*	1,621	42,146
Hess Corp.	590	40,450
HollyFrontier Corp.	1,276	96,198
Kinder Morgan, Inc.	1,433	40,454
Kosmos Energy Ltd.*	2,359	35,833
Marathon Oil Corp.	812	25,148
Marathon Petroleum Corp.*	412	18,042
Murphy Oil Corp.	666	42,771
Newfield Exploration Co.*	642	43,284
Noble Energy, Inc.	496	49,441
Occidental Petroleum Corp.	420	41,236
Peabody Energy Corp.	745	42,815
PetroHawk Energy Corp.*	1,753	66,947
Pioneer Natural Resources Co.	486	45,193
Plains Exploration & Production Co.*	1,176	45,876
QEP Resources, Inc.	1,073	47,030
Quicksilver Resources, Inc.*	2,828	40,016
Range Resources Corp.	798	51,998
SandRidge Energy, Inc.*	4,016	46,264
SM Energy Co.	641	48,299
Southern Union Co.	1,374	59,082
Southwestern Energy Co.*	1,010	45,006
Spectra Energy Corp.	1,558	42,097
Sunoco, Inc.	1,048	42,601
Teekay Corp.	708	19,647
Tesoro Corp.*	1,948	47,317
Ultra Petroleum Corp.*	940	44,011
Valero Energy Corp.	1,713	43,031
Whiting Petroleum Corp.*	759	44,477
Williams Cos., Inc.(The)	1,453	46,060

Total Oil, Gas & Consumable Fuels		2,332,156

Paper & Forest Products 0.4%
Domtar Corp.	420	33,579
International Paper Co.	1,402	41,639
MeadWestvaco Corp.	1,256	39,112

Total Paper & Forest Products		114,330

Personal Products 0.4%
Avon Products, Inc.	680	17,836
Estee Lauder Cos., Inc. — Class A	184	19,304
Herbalife Ltd.	1,204	67,087

Total Personal Products		104,227

7

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Pharmaceuticals 1.5%
Abbott Laboratories	590	$30,279
Allergan, Inc.	368	29,922
Bristol-Myers Squibb Co.	1,100	31,526
Eli Lilly & Co.	812	31,100
Endo Pharmaceuticals Holdings, Inc.*	784	29,204
Forest Laboratories, Inc.*	770	28,536
Hospira, Inc.*	552	28,218
Johnson & Johnson, Inc.	458	29,674
Merck & Co., Inc.	864	29,488
Mylan, Inc.*	1,349	30,730
Perrigo Co.	354	31,970
Pfizer, Inc.	1,506	28,976
Warner Chilcott PLC — Class A	1,336	28,083
Watson Pharmaceuticals, Inc.*	472	31,685

Total Pharmaceuticals		419,391

Professional Services 0.5%
Dun & Bradstreet Corp.	208	15,090
Equifax, Inc.	444	15,256
Manpower, Inc.	419	21,168
Nielsen Holdings NV*	628	18,815
Robert Half International, Inc.	850	23,273
Towers Watson & Co. — Class A	354	21,647
Verisk Analytics, Inc. — Class A*	666	22,178

Total Professional Services		137,427

Real Estate Investment Trusts (REITs) 2.5%
Alexandria Real Estate Equities, Inc.	194	15,908
American Capital Agency Corp.	535	14,937
Annaly Capital Management, Inc.	826	13,860
Apartment Investment & Management Co. — Class A	590	16,107
AvalonBay Communities, Inc.	118	15,834
Boston Properties, Inc.	142	15,245
Brandywine Realty Trust	1,336	16,019
BRE Properties, Inc.	302	15,849
Camden Property Trust	236	15,829
Chimera Investment Corp.	4,345	13,383
CommonWealth REIT	601	14,196
Corporate Office Properties Trust	482	14,976
Developers Diversified Realty Corp.	1,100	16,071
Digital Realty Trust, Inc.	246	15,058
Douglas Emmett, Inc.	770	15,400
Duke Realty Corp.	1,100	15,444
Equity Residential	260	16,073
Essex Property Trust, Inc.	108	15,159
Federal Realty Investment Trust	180	15,721
General Growth Properties, Inc.	930	15,633
HCP, Inc.	406	14,912
Health Care REIT, Inc.	288	15,201
Hospitality Properties Trust	639	16,135
Host Hotels & Resorts, Inc.	930	14,740
Kimco Realty Corp.	840	15,985
Liberty Property Trust	468	15,893
Macerich Co.(The)	299	15,886
Mack-Cali Realty Corp.	472	15,703
Piedmont Office Realty Trust, Inc.	732	15,043
Plum Creek Timber Co., Inc.	382	14,600
ProLogis, Inc.	444	15,820
Public Storage, Inc.	132	15,791
Rayonier, Inc.	236	15,210
Realty Income Corp.	458	14,867
Regency Centers Corp.	354	15,902
Senior Housing Properties Trust	628	15,034
Simon Property Group, Inc.	132	15,907
SL Green Realty Corp.	184	15,092
Taubman Centers, Inc.	260	15,574
UDR, Inc.	614	16,154
Ventas, Inc.	572	30,962
Vornado Realty Trust	160	14,968
Weingarten Realty Investors	614	15,792
Weyerhaeuser Co.	722	14,433

Total Real Estate Investment Trusts (REITs)		692,306

Real Estate Management & Development 0.3%
CB Richard Ellis Group, Inc. — Class A*	615	13,407
Forest City Enterprises, Inc. — Class A*	850	15,308
Howard Hughes Corp.(The)*	236	14,269
Jones Lang LaSalle, Inc.	170	14,470
St Joe Co.(The)*	797	14,115

Total Real Estate Management & Development		71,569

Road & Rail 0.7%
Con-way, Inc.	604	22,119
CSX Corp.	878	21,572
Hertz Global Holdings, Inc.*	1,228	17,278
J.B. Hunt Transport Services, Inc.	496	22,439
Kansas City Southern*	406	24,096
Landstar System, Inc.	496	22,246
Norfolk Southern Corp.	312	23,618
Ryder System, Inc.	420	23,654
Union Pacific Corp.	222	22,751

Total Road & Rail		199,773

Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc.*	3,649	26,784
Altera Corp.	600	24,528
Analog Devices, Inc.	704	24,218
Applied Materials, Inc.	2,081	25,638
Atmel Corp.*	2,016	24,394
Avago Technologies Ltd.	774	26,030
Broadcom Corp. — Class A*	821	30,434
Cree, Inc.*	773	25,401
Cypress Semiconductor Corp.*	1,308	26,919
Fairchild Semiconductor International, Inc.*	1,596	23,956
First Solar, Inc.*	340	40,198
Freescale Semiconductor Holdings I Ltd.*	1,630	26,618
Intel Corp.	1,218	27,198
International Rectifier Corp.*	1,019	26,178
Intersil Corp. — Class A	2,096	25,257
KLA-Tencor Corp.	680	27,078
Lam Research Corp.*	617	25,223
Linear Technology Corp.	826	24,202
LSI Corp.*	3,771	27,754
Marvell Technology Group Ltd.*	1,883	27,906
Maxim Integrated Products, Inc.	1,086	24,935
MEMC Electronic Materials, Inc.*	3,125	23,187
Microchip Technology, Inc.	718	24,232
Micron Technology, Inc.*	3,230	23,805
National Semiconductor Corp.	1,062	26,253
Novellus Systems, Inc.*	788	24,459
NVIDIA Corp.*	1,648	22,792
ON Semiconductor Corp.*	2,686	23,341
PMC — Sierra, Inc.*	3,692	25,807
Silicon Laboratories, Inc.*	670	23,725
Skyworks Solutions, Inc.*	1,165	29,486
SunPower Corp. — Class A*	2,461	48,309
Teradyne, Inc.*	1,858	25,064
Texas Instruments, Inc.	825	24,544
Varian Semiconductor Equipment Associates, Inc.*	430	26,118
Xilinx, Inc.	771	24,749

Total Semiconductors & Semiconductor Equipment		956,720

8

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Software 2.4%
Activision Blizzard, Inc.	2,356	$27,895
Adobe Systems, Inc.*	826	22,897
Ansys, Inc.*	485	24,541
Ariba, Inc.*	794	26,258
Autodesk, Inc.*	708	24,355
BMC Software, Inc.*	496	21,437
CA, Inc.	1,190	26,537
Cadence Design Systems, Inc.*	2,578	26,631
Citrix Systems, Inc.*	340	24,494
Compuware Corp.*	2,722	26,294
Electronic Arts, Inc.*	1,165	25,921
Factset Research Systems, Inc.	156	14,366
Fortinet, Inc.*	1,067	21,681
Informatica Corp.*	469	23,980
Intuit, Inc.*	524	24,471
MICROS Systems, Inc.*	538	26,346
Microsoft Corp.	1,062	29,099
Nuance Communications, Inc.*	1,284	25,693
Oracle Corp.	812	24,831
Red Hat, Inc.*	604	25,416
Rovi Corp.*	472	25,002
Salesforce.com, Inc.*	184	26,627
Solera Holdings, Inc.	472	26,375
Symantec Corp.*	1,375	26,207
Synopsys, Inc.*	891	21,357
TIBCO Software, Inc.*	1,016	26,457
VMware, Inc. — Class A*	274	27,493

Total Software		672,661

Specialty Retail 2.2%
Aaron’s, Inc.	708	17,849
Abercrombie & Fitch Co. — Class A	278	20,327
Advance Auto Parts, Inc.	326	17,920
American Eagle Outfitters, Inc.	1,477	19,408
AutoNation, Inc.*	551	20,723
AutoZone, Inc.*	66	18,840
Bed Bath & Beyond, Inc.*	354	20,706
Best Buy Co., Inc.	590	16,284
CarMax, Inc.*	628	20,077
Chico’s FAS, Inc.	1,283	19,361
Dick’s Sporting Goods, Inc.*	510	18,870
DSW, Inc. — Class A*	380	20,132
Foot Locker, Inc.	788	17,123
GameStop Corp. — Class A*	694	16,365
Gap, Inc.(The)	1,047	20,197
Guess?, Inc.	444	16,925
Home Depot, Inc.	538	18,792
Limited Brands, Inc.	510	19,309
Lowe’s Cos., Inc.	811	17,501
O’Reilly Automotive, Inc.*	302	17,969
PetSmart, Inc.	420	18,068
RadioShack Corp.	1,463	20,365
Ross Stores, Inc.	246	18,639
Sally Beauty Holdings, Inc.*	1,095	18,834
Signet Jewelers Ltd.*	434	18,593
Staples, Inc.	1,231	19,770
Tiffany & Co.	250	19,898
TJX Cos., Inc.	378	20,903
Tractor Supply Co.	288	18,985
Ulta Salon Cosmetics & Fragrance, Inc.*	301	18,972
Urban Outfitters, Inc.*	652	21,216
Williams-Sonoma, Inc.	500	18,510

Total Specialty Retail		607,431

Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	312	20,143
Deckers Outdoor Corp.*	221	21,934
Fossil, Inc.*	170	21,364
Hanesbrands, Inc.*	656	20,015
NIKE, Inc. — Class B	222	20,013
Polo Ralph Lauren Corp.	146	19,720
PVH Corp.	298	21,322
Under Armour, Inc. — Class A*	259	19,013
V.F. Corp.	184	21,491

Total Textiles, Apparel & Luxury Goods		185,015

Thrifts & Mortgage Finance 0.4%
BankUnited, Inc.	545	13,576
Capitol Federal Financial, Inc.	1,270	14,529
First Niagara Financial Group, Inc.	1,125	13,781
Hudson City Bancorp, Inc.	1,868	15,411
New York Community Bancorp, Inc.	981	13,273
People’s United Financial, Inc.	1,166	14,785
TFS Financial Corp.*	1,568	14,802
Washington Federal, Inc.	957	16,183

Total Thrifts & Mortgage Finance		116,340

Tobacco 0.9%
Altria Group, Inc.	2,422	63,699
Lorillard, Inc.	590	62,670
Philip Morris International, Inc.	968	68,892
Reynolds American, Inc.	1,728	60,826

Total Tobacco		256,087

Trading Companies & Distributors 0.5%
Air Lease Corp.*	874	21,352
Fastenal Co.	1,191	40,077
GATX Corp.	604	23,816
MSC Industrial Direct Co. — Class A	340	21,005
W.W. Grainger, Inc.	156	23,146
WESCO International, Inc.*	419	21,239

Total Trading Companies & Distributors		150,635

Water Utilities 0.3%
American Water Works Co, Inc.	1,582	44,296
Aqua America, Inc.	2,147	45,409

Total Water Utilities		89,705

Wireless Telecommunication Services 1.2%
American Tower Corp. — Class A*	510	26,790
Clearwire Corp. — Class A*	12,297	26,684
Crown Castle International Corp.*	641	27,819
MetroPCS Communications, Inc.*	2,827	46,024
NII Holdings, Inc.*	1,138	48,194
SBA Communications Corp. — Class A*	704	26,872
Sprint Nextel Corp.*	8,861	37,482
Telephone & Data Systems, Inc.	1,505	42,682
United States Cellular Corp.*	968	42,776

Total Wireless Telecommunication Services		325,323

Total Common Stocks (Cost $27,896,923)		27,589,348

SHORT TERM INVESTMENTS 0.4%

SSgA Government Money Market Fund	108,535	108,535

Total Short Term Investments (Cost $108,535)		108,535

Total Investments 99.9%(a) (Cost $28,005,458)		27,697,883

Other Assets in Excess of Liabilities — 0.1%		32,963

Net Assets — 100.0%		$27,730,846

*	Non-Income Producing Security.

9

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	July 31, 2011
(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
Tracking Stock — A security issued by a parent company that tracks the performance of a particular division.

10

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.8%

Aerospace & Defense 1.0%
AAR Corp.	350	$10,269
Aerovironment, Inc.*	330	9,514
American Science & Engineering, Inc.	110	8,924
Astronics Corp.*	350	11,161
Ceradyne, Inc.*	250	8,102
Cubic Corp.	190	9,223
Curtiss-Wright Corp.	295	9,428
DigitalGlobe, Inc.*	350	9,142
Ducommun, Inc.	470	10,340
Esterline Technologies Corp.*	125	9,546
GenCorp, Inc.*	1,459	8,258
GeoEye, Inc.*	235	9,391
HEICO Corp.	170	8,884
Hexcel Corp.*	970	23,222
Keyw Holding Corp.(The)*	719	8,024
Kratos Defense & Security Solutions, Inc.*	795	8,642
LMI Aerospace, Inc.*	420	9,656
Moog, Inc. — Class A*	220	9,009
National Presto Industries, Inc.	80	8,139
Orbital Sciences Corp.*	550	9,526
Taser International, Inc.*	2,188	8,993
Teledyne Technologies, Inc.*	190	10,304
Triumph Group, Inc.	190	10,229

Total Aerospace & Defense		227,926

Air Freight & Logistics 0.2%
Air Transport Services Group, Inc.*	1,459	7,266
Atlas Air Worldwide Holdings, Inc.*	160	8,382
Forward Air Corp.	289	9,005
HUB Group, Inc. — Class A*	250	8,870
Pacer International, Inc.*	1,989	10,621
Park-Ohio Holdings Corp.*	470	8,935

Total Air Freight & Logistics		53,079

Airlines 0.3%
Alaska Air Group, Inc.*	140	8,557
Allegiant Travel Co.*	210	9,036
Hawaiian Holdings, Inc.*	1,629	7,656
JetBlue Airways Corp.*	1,520	7,281
Republic Airways Holdings, Inc.*	2,039	8,829
SkyWest, Inc.	630	8,102
Spirit Airlines, Inc.*	779	10,205
US Airways Group, Inc.*	1,080	6,739

Total Airlines		66,405

Auto Components 0.6%
American Axle & Manufacturing Holdings, Inc.*	770	8,832
Amerigon, Inc.*	539	9,066
Cooper Tire & Rubber Co.	429	7,233
Dana Holding Corp.*	500	8,335
Dorman Products, Inc.*	229	8,182
Drew Industries, Inc.	350	7,455
Exide Technologies*	1,139	8,155
Fuel Systems Solutions, Inc.*	350	7,434
Modine Manufacturing Co.*	630	9,393
Motorcar Parts of America, Inc.*	560	7,230
Spartan Motors, Inc.	2,119	9,748
Standard Motor Products, Inc.	569	8,080
Stoneridge, Inc.*	630	7,862
Superior Industries International, Inc.	399	8,076
Tenneco, Inc.*	210	8,387
Tower International, Inc.*	500	8,610

Total Auto Components		132,078

Automobiles 0.0%(a)
Winnebago Industries, Inc.*	940	7,887

Total Automobiles		7,887

Beverages 0.9%
Boston Beer Co., Inc. — Class A*	589	53,098
Central European Distribution Corp.*	4,277	41,402
Coca-Cola Bottling Co. Consolidated	740	47,745
Heckmann Corp.*	8,934	53,872

Total Beverages		196,117

Biotechnology 3.7%
Achillion Pharmaceuticals, Inc.*	1,449	10,737
Acorda Therapeutics, Inc.*	270	7,668
Affymax, Inc.*	1,300	8,593
Alkermes, Inc.*	500	8,620
Allos Therapeutics, Inc.*	4,207	7,825
Alnylam Pharmaceuticals, Inc.*	959	8,995
AMAG Pharmaceuticals, Inc.*	520	7,701
Amicus Therapeutics, Inc.*	1,390	9,647
Anacor Pharmaceuticals, Inc.*	1,399	8,408
Anthera Pharmaceuticals, Inc.*	1,069	8,520
Ardea Biosciences, Inc.*	340	7,956
Arena Pharmaceuticals, Inc.*	6,466	10,410
Ariad Pharmaceuticals, Inc.*	849	10,095
ArQule, Inc.*	1,339	7,498
Array BioPharma, Inc.*	4,027	8,537
AVEO Pharmaceuticals, Inc.*	490	9,364
AVI BioPharma, Inc.*	6,146	9,035
BioCryst Pharmaceuticals, Inc.*	2,158	7,337
BioMimetic Therapeutics, Inc.*	1,539	5,941
Biosante Pharmaceuticals, Inc.*	3,387	9,992
Biospecifics Technologies Corp.*	380	8,326
Biotime, Inc.*	1,999	9,755
Cell Therapeutics, Inc.*	4,467	6,030
Celldex Therapeutics, Inc.*	2,619	9,402
Cepheid, Inc.*	259	9,780
Chelsea Therapeutics International Ltd.*	1,619	8,127
Cleveland Biolabs, Inc.*	2,649	7,974
Codexis, Inc.*	929	8,361
Cubist Pharmaceuticals, Inc.*	240	8,153
Curis, Inc.*	2,548	8,893
Cytori Therapeutics, Inc.*	1,738	7,526
Dusa Pharmaceuticals, Inc.*	1,440	7,330
Dyax Corp.*	4,227	6,932
Dynavax Technologies Corp.*	3,398	9,514
Emergent Biosolutions, Inc.*	390	8,054
Enzon Pharmaceuticals, Inc.*	850	8,262
Exact Sciences Corp.*	1,099	9,385
Exelixis, Inc.*	940	7,238
Genomic Health, Inc.*	325	8,726
Geron Corp.*	2,199	8,466
GTx, Inc.*	1,610	6,746
Halozyme Therapeutics, Inc.*	1,300	9,022
Idenix Pharmaceuticals, Inc.*	1,669	11,149
Immunogen, Inc.*	729	9,863
Immunomedics, Inc.*	2,288	9,335
Incyte Corp., Ltd.*	460	8,022
Infinity Pharmaceuticals, Inc.*	1,159	10,431
Inhibitex, Inc.*	2,208	9,141
Insmed, Inc.*	740	8,503
InterMune, Inc.*	250	8,345
Ironwood Pharmaceuticals, Inc.*	550	8,223
Isis Pharmaceuticals, Inc.*	989	8,545

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Keryx Biopharmaceuticals, Inc.*	1,979	$8,727
Lexicon Pharmaceuticals, Inc.*	5,517	9,269
Ligand Pharmaceuticals, Inc. — Class B*	819	11,155
MannKind Corp.*	2,149	7,135
Maxygen, Inc.	1,578	8,569
Medivation, Inc.*	410	8,700
Metabolix, Inc.*	1,229	8,394
Micromet, Inc.*	1,530	8,660
Momenta Pharmaceuticals, Inc.*	450	7,947
Nabi Biopharmaceuticals*	1,718	3,384
Neurocrine Biosciences, Inc.*	1,149	8,882
Novavax, Inc.*	4,337	8,110
NPS Pharmaceuticals, Inc.*	879	8,491
Nymox Pharmaceutical Corp.*	1,189	9,500
OncoGenex Pharmaceutical, Inc.*	500	7,230
Oncothyreon, Inc.*	1,020	8,170
Onyx Pharmaceuticals, Inc.*	240	7,915
Opko Health, Inc.*	2,509	10,914
Orexigen Therapeutics, Inc.*	5,386	8,887
Osiris Therapeutics, Inc.*	1,199	8,573
PDL BioPharma, Inc.	1,470	9,099
Peregrine Pharmaceuticals, Inc.*	4,817	8,333
Pharmacyclics, Inc.*	940	11,759
PharmAthene, Inc.*	2,848	7,547
Progenics Pharmaceuticals, Inc.*	1,209	6,601
Raptor Pharmaceutical Corp.*	1,350	7,614
Rigel Pharmaceuticals, Inc.*	1,039	9,029
Sangamo Biosciences, Inc.*	1,479	8,016
Savient Pharmaceuticals, Inc.*	1,259	8,813
SciClone Pharmaceuticals, Inc.*	1,509	9,688
Seattle Genetics, Inc.*	435	7,408
SIGA Technologies, Inc.*	770	5,860
Spectrum Pharmaceuticals, Inc.*	1,009	10,695
Sunesis Pharmaceuticals, Inc.*	4,357	8,714
SuperGen, Inc.*	2,958	9,052
Synta Pharmaceuticals Corp.*	1,878	8,770
Targacept, Inc.*	390	7,972
Theravance, Inc.*	390	8,338
Transcept Pharmaceuticals, Inc.*	840	3,410
Trius Therapeutics, Inc.*	1,159	10,130
Vanda Pharmaceuticals, Inc.*	1,199	8,609
Vical, Inc.*	2,059	9,904
Zalicus, Inc.*	3,997	9,193
ZIOPHARM Oncology, Inc.*	1,410	7,670
Zogenix, Inc.*	2,109	10,714

Total Biotechnology		827,988

Building Products 1.3%
AAON, Inc.	890	20,185
Ameresco, Inc. — Class A*	1,839	24,753
American Woodmark Corp.	460	7,645
Ameron International Corp.	300	25,527
AO Smith Corp.	229	9,497
Apogee Enterprises, Inc.	1,610	18,434
Builders FirstSource, Inc.*	9,244	21,261
Gibraltar Industries, Inc.*	1,789	18,391
Griffon Corp.*	2,029	19,174
Insteel Industries, Inc.	1,619	18,554
NCI Building Systems, Inc.*	1,719	19,407
Quanex Building Products Corp.	1,269	19,885
Simpson Manufacturing Co., Inc.	670	18,961
Trex Co., Inc.*	760	16,021
Universal Forest Products, Inc.	729	21,484
USG Corp.*	1,349	15,352

Total Building Products		294,531

Capital Markets 1.5%
Apollo Investment Corp.	568	5,441
Arlington Asset Investment Corp. — Class A	190	5,335
Artio Global Investors, Inc.	480	5,280
BGC Partners, Inc. — Class A	720	5,897
BlackRock Kelso Capital Corp.	621	5,359
Calamos Asset Management, Inc. — Class A	410	5,584
Capital Southwest Corp.	60	5,635
CIFC Corp.*	820	5,223
Cohen & Steers, Inc.	180	7,115
Cowen Group, Inc. — Class A*	1,499	5,921
Diamond Hill Investment Group, Inc.	70	5,437
Duff & Phelps Corp. — Class A	440	5,012
Edelman Financial Group, Inc.	779	5,944
Epoch Holding Corp.	325	6,305
Evercore Partners, Inc. — Class A	170	4,833
FBR Capital Markets Corp.*	1,559	4,537
Fifth Street Finance Corp.	490	5,155
Financial Engines, Inc.*	240	5,702
FXCM, Inc. — Class A	580	5,858
GAMCO Investors, Inc. — Class A	125	6,046
GFI Group, Inc.	1,209	5,489
Gladstone Capital Corp.	600	5,400
Gladstone Investment Corp.	770	5,405
Gleacher & Co., Inc.*	2,368	4,049
Golub Capital BDC, Inc.	395	6,182
Harris & Harris Group, Inc.*	1,080	5,508
Hercules Technology Growth Capital, Inc.	552	5,189
HFF, Inc. — Class A*	410	6,191
ICG Group, Inc.*	649	7,172
INTL FCStone, Inc.*	240	5,515
Investment Technology Group, Inc.*	410	4,990
JMP Group, Inc.	940	6,900
KBW, Inc.	289	4,942
Knight Capital Group, Inc. — Class A*	509	5,757
Kohlberg Capital Corp.	700	4,991
Ladenburg Thalmann Financial Services, Inc.*	4,328	5,929
Main Street Capital Corp.	311	5,430
MCG Capital Corp.	920	5,124
Medallion Financial Corp.	589	5,466
Medley Capital Corp.	500	5,150
MF Global Holdings Ltd.*	739	5,446
MVC Capital, Inc.	440	5,504
New Mountain Finance Corp.*	450	5,495
NGP Capital Resources Co.	663	5,218
Oppenheimer Holdings, Inc. — Class A	215	5,564
optionsXpress Holdings, Inc.	340	5,134
PennantPark Investment Corp.	507	5,384
Piper Jaffray Cos., Inc.*	190	5,601
Prospect Capital Corp.	566	5,264
Pzena Investment Management, Inc. — Class A	1,020	6,059
Safeguard Scientifics, Inc.*	449	8,176
Solar Capital Ltd.	237	5,461
Solar Senior Capital Ltd.	320	5,722
Stifel Financial Corp.*	155	5,884
SWS Group, Inc.	960	5,232
THL Credit, Inc.	440	5,518
TICC Capital Corp.	590	5,298
Triangle Capital Corp.	310	5,329
Virtus Investment Partners, Inc.*	100	7,856
Westwood Holdings Group, Inc.	155	5,840

Total Capital Markets		337,383

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Chemicals 3.3%
A. Schulman, Inc.	810	$17,942
American Vanguard Corp.	1,709	23,345
Arch Chemicals, Inc.	599	28,225
Balchem Corp.	480	21,010
Calgon Carbon Corp.*	1,190	17,719
Chase Corp.	1,319	18,492
Chemtura Corp.*	1,149	20,222
Ferro Corp.*	1,539	20,038
Flotek Industries, Inc.*	3,068	28,931
FutureFuel Corp.	1,619	19,849
Georgia Gulf Corp.*	849	17,014
H.B. Fuller Co.	910	20,803
Hawkins, Inc.	559	19,241
Innophos Holdings, Inc.	429	20,678
Innospec, Inc.*	649	20,846
KMG Chemicals, Inc.	1,219	20,430
Koppers Holdings, Inc.	560	20,731
Kraton Performance Polymers, Inc.*	540	19,494
Landec Corp.*	3,358	20,752
LSB Industries, Inc.*	460	18,280
Minerals Technologies, Inc.	310	20,082
NewMarket Corp.	130	21,323
NL Industries, Inc.	1,140	20,520
Olin Corp.	920	19,237
OM Group, Inc.*	520	18,866
Omnova Solutions, Inc.*	2,488	16,819
PolyOne Corp.	1,369	21,219
Quaker Chemical Corp.	490	19,865
Senomyx, Inc.*	3,968	20,713
Sensient Technologies Corp.	550	20,416
Spartech Corp.*	3,417	19,648
Stepan Co.	300	23,790
STR Holdings, Inc.*	1,470	20,227
TPC Group, Inc.*	530	21,279
Zep, Inc.	1,119	20,981
Zoltek Cos., Inc.*	2,039	20,614

Total Chemicals		739,641

Commercial Banks 3.6%
1st Source Corp.	270	6,223
1st United Bancorp Inc.*	929	5,509
Alliance Financial Corp.	190	6,120
Ameris Bancorp*	619	6,264
Ames Natl Corp.	325	5,652
Arrow Financial Corp.	235	5,663
Bancfirst Corp.	140	5,340
Banco Latinoamericano de Comercio Exterior SA - Class E	330	5,838
Bancorp Rhode Island, Inc.	130	5,703
Bancorp, Inc.(The)*	580	5,220
BancorpSouth, Inc.	460	6,228
Bank of Kentucky Financial Corp.(The)	220	5,254
Bank of Marin Bancorp — Class A	160	6,162
Bank of the Ozarks, Inc.	110	5,714
Banner Corp.	310	5,741
Boston Private Financial Holdings, Inc.	860	5,960
Bridge Bancorp, Inc.	250	5,210
Bridge Capital Holdings*	520	5,834
Bryn Mawr Bank Corp.	280	5,634
Camden National Corp.	170	5,435
Cape Bancorp, Inc.*	550	5,176
Capital Bank Corp.*	1,639	4,884
Capital City Bank Group, Inc.	530	5,464
Cardinal Financial Corp.	515	5,526
Cascade Bancorp*	640	6,528
Cathay General Bancorp	360	4,990
Center Bancorp, Inc.	550	5,522
Center Financial Corp.*	940	5,790
Centerstate Banks, Inc.	869	5,675
Central Pacific Financial Corp.*	419	5,648
Century Bancorp, Inc. — Class A	240	6,487
Chemical Financial Corp.	300	5,691
Citizens & Northn Corp.	380	6,255
City Holding Co.	179	5,597
CNB Financial Corp.	429	5,924
CoBiz Financial, Inc.	870	5,351
Columbia Banking System, Inc.	320	5,635
Community Bank System, Inc.	230	5,787
Community Trust Bancorp, Inc.	210	5,695
CVB Financial Corp.	625	6,056
Eagle Bancorp, Inc.*	440	5,936
Encore Bancshares, Inc.*	520	6,235
Enterprise Bancorp, Inc.	330	5,277
Enterprise Financial Services Corp.	420	5,859
F.N.B. Corp.	550	5,500
Financial Institutions, Inc.	350	5,869
First Bancorp.	490	4,827
First Bancorp., Inc.	390	5,745
First Busey Corp.	1,080	5,605
First Commonwealth Financial Corp.	989	5,083
First Community Bancshares, Inc.	390	4,910
First Financial Bancorp	350	5,604
First Financial Bankshares, Inc.	170	5,479
First Financial Corp.	170	5,625
First Interstate Bancsystem, Inc.	390	5,218
First Merchants Corp.	649	5,809
First Midwest Bancorp, Inc.	460	5,483
First of Long Island Corp.(The)	210	5,580
FirstMerit Corp.	350	5,114
German American Bancorp, Inc.	339	5,685
Glacier Bancorp, Inc.	420	5,519
Great Southern Bancorp, Inc.	300	5,478
Hampton Roads Bankshares, Inc.*	330	2,406
Hancock Holding Co.	180	5,931
Hanmi Financial Corp.*	6,306	6,684
Heartland Financial USA, Inc.	390	6,259
Heritage Commerce Corp.*	1,099	5,484
Heritage Financial Corp.	430	5,603
Home Bancshares, Inc.	235	5,539
Hudson Valley Holding Corp.	279	5,993
Iberiabank Corp.	100	5,097
Independent Bank Corp.	210	5,576
International Bancshares Corp.	345	5,803
Investors Bancorp, Inc.*	405	5,605
Lakeland Bancorp, Inc.	560	5,572
Lakeland Financial Corp.	259	5,840
MainSource Financial Group, Inc.	730	6,745
MB Financial, Inc.	289	5,835
Merchants Bancshares, Inc.	230	6,081
Metro Bancorp, Inc.*	500	5,735
Midsouth Bancorp, Inc.	410	5,547
Nara Bancorp, Inc.*	730	5,862
National Bankshares, Inc.	220	5,683
National Penn Bancshares, Inc.	729	5,861
NBT Bancorp, Inc.	265	5,841
Northfield Bancorp, Inc.	405	5,549
Old National Bancorp	530	5,406
OmniAmerican Bancorp, Inc.*	380	5,563
Oriental Financial Group, Inc.	470	5,837
Orrstown Financial Services, Inc.	215	4,066
Pacific Capital Bancorp NA*	190	5,696

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Pacific Continental Corp.	590	$5,806
PacWest Bancorp	280	5,558
Park National Corp.	90	5,548
Park Sterling Corp.*	1,129	5,295
Penns Woods Bancorp, Inc.	160	5,685
Peoples Bancorp, Inc.	509	6,072
Pinnacle Financial Partners, Inc.*	369	5,627
PrivateBancorp, Inc.	399	4,704
Prosperity Bancshares, Inc.	130	5,399
Renasant Corp.	380	5,814
Republic Bancorp, Inc. — Class A	290	5,252
S&T Bancorp, Inc.	319	6,067
S.Y. Bancorp, Inc.	240	5,450
Sandy Spring Bancorp, Inc.	309	5,522
SCBT Financial Corp.	199	5,827
Seacoast Banking Corp. of Florida*	3,498	5,527
Sierra Bancorp	500	5,760
Signature Bank*	100	5,916
Simmons First National Corp. — Class A	220	5,315
Southside Bancshares, Inc.	295	5,850
Southwest Bancorp, Inc.*	509	3,156
State Bancorp, Inc./NY	430	5,590
State Bank Financial Corp.*	330	4,841
StellarOne Corp.	470	5,847
Sterling Bancorp	600	5,670
Sterling Financial Corp.*	325	5,635
Suffolk Bancorp	400	4,848
Sun Bancorp, Inc.*	1,629	5,082
Susquehanna Bancshares, Inc.	740	5,572
SVB Financial Group*	100	6,102
Taylor Capital Group, Inc.*	699	5,550
Texas Capital Bancshares, Inc.*	220	6,013
Tompkins Financial Corp.	149	6,020
Tower Bancorp, Inc.	210	5,563
TowneBank	420	5,485
Trico Bancshares	380	5,632
Trustmark Corp.	240	5,230
UMB Financial Corp.	140	5,810
Umpqua Holdings Corp.	490	5,566
Union First Market Bankshares Corp.	440	5,478
United Bankshares, Inc.	240	5,726
United Community Banks, Inc.*	550	6,011
Univest Corp. of Pennsylvania	350	5,205
Virginia Commerce Bancorp, Inc.*	999	6,364
Washington Banking Co.	430	5,577
Washington Trust Bancorp, Inc.	245	5,581
Webster Financial Corp.	280	5,718
WesBanco, Inc.	290	5,959
West Bancorporation, Inc.	729	7,268
West Coast Bancorp*	339	5,519
Westamerica Bancorp.	119	5,585
Western Alliance Bancorp*	819	5,758
Wilshire Bancorp, Inc.*	1,858	6,131
Wintrust Financial Corp.	180	6,152

Total Commercial Banks		815,762

Commercial Services & Supplies 2.2%
ABM Industries, Inc.	410	9,225
ACCO Brands Corp.*	1,179	10,104
American Reprographics Co.*	1,159	7,916
APAC Customer Services, Inc.*	1,639	13,784
AT Cross Co. — Class A*	800	11,816
Brink’s Co.(The)	330	9,847
Casella Waste Systems, Inc. — Class A*	1,548	9,737
Cenveo, Inc.*	1,319	7,637
Clean Harbors, Inc.*	200	10,550
Consolidated Graphics, Inc.*	170	8,770
Courier Corp.	765	7,352
Deluxe Corp.	390	9,181
EnergySolutions, Inc.	1,899	9,609
EnerNOC, Inc.*	1,529	25,596
Ennis, Inc.	545	9,559
Fuel Tech, Inc.*	1,489	9,470
G&K Services, Inc. — Class A	289	9,846
Geo Group, Inc.(The)*	410	8,528
Healthcare Services Group, Inc.	580	9,100
Heritage-Crystal Clean, Inc.*	550	11,022
Herman Miller, Inc.	390	8,974
Higher One Holdings, Inc.*	310	6,154
HNI Corp.	380	7,946
Hudson Highland Group, Inc.*	1,779	10,656
Innerworkings, Inc.*	1,099	8,056
Interface, Inc. — Class A	1,080	17,302
Intersections, Inc.	350	6,797
Kimball International, Inc. — Class B	1,310	7,860
Knoll, Inc.	490	8,943
M&F Worldwide Corp.*	360	9,022
McGrath Rentcorp	340	8,850
Metalico, Inc.*	1,628	8,921
Mine Safety Appliances Co.	259	8,837
Mobile Mini, Inc.*	470	9,922
Multi-Color Corp.	429	11,553
Quad/Graphics, Inc.	229	7,708
Rollins, Inc.	470	8,972
Schawk, Inc.	550	8,685
Standard Parking Corp.*	630	10,483
Steelcase, Inc. — Class A	880	8,738
Swisher Hygiene, Inc.*	1,589	7,182
SYKES Enterprises, Inc.*	450	8,685
Team, Inc.*	419	11,208
Tetra Tech, Inc.*	410	9,020
TMS International Corp.*	1,469	18,186
TRC Cos., Inc.*	1,399	7,806
UniFirst Corp.	180	9,873
United Stationers, Inc.	270	8,664
US Ecology, Inc.	530	8,952
Viad Corp.	380	7,877
WCA Waste Corp.*	1,509	8,586

Total Commercial Services & Supplies		499,067

Communications Equipment 1.6%
ADTRAN, Inc.	220	7,280
Anaren, Inc.*	470	9,405
Arris Group, Inc.*	770	9,240
Aruba Networks, Inc.*	310	7,115
Aviat Networks, Inc.*	2,128	8,235
Bel Fuse, Inc. — Class B	390	7,418
BigBand Networks, Inc.*	3,917	7,638
Black Box Corp.	270	7,692
Blue Coat Systems, Inc.*	380	7,657
Calix, Inc.*	405	7,428
Communications Systems, Inc.	480	8,582
Comtech Telecommunications Corp.	320	8,624
DG Fastchannel, Inc.*	280	7,913
Dialogic, Inc.*	1,919	7,119
Digi International, Inc.*	660	9,431
Emcore Corp.*	3,658	9,584
EMS Technologies, Inc.*	250	8,220
Emulex Corp.*	1,009	8,526
Extreme Networks*	2,688	9,112
Finisar Corp.*	539	9,185
Globecomm Systems, Inc.*	550	7,678

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Harmonic, Inc.*	1,170	$6,353
Infinera Corp.*	1,299	8,353
InterDigital, Inc.	220	15,015
Ixia*	669	6,690
KVH Industries, Inc.*	779	7,455
Loral Space & Communications, Inc.*	130	8,486
Meru Networks, Inc.*	570	4,896
Netgear, Inc.*	205	6,747
Numerex Corp. — Class A*	929	6,745
Oclaro, Inc.*	1,298	6,101
Oplink Communications, Inc.*	500	8,440
Opnext, Inc.*	3,578	6,762
Plantronics, Inc.	240	8,220
Powerwave Technologies, Inc.*	2,858	6,202
Procera Networks, Inc.*	819	9,099
SeaChange International, Inc.*	790	7,552
ShoreTel, Inc.*	860	7,327
Sonus Networks, Inc.*	2,768	8,193
Sycamore Networks, Inc.	390	7,683
Symmetricom, Inc.*	1,529	8,669
Tekelec*	990	7,772
ViaSat, Inc.*	200	8,986
Westell Technologies, Inc.*	2,328	6,635

Total Communications Equipment		351,463

Computers & Peripherals 0.6%
Avid Technology, Inc.*	470	6,152
Cray, Inc.*	1,330	8,033
Dot Hill Systems Corp.*	3,038	6,866
Electronics for Imaging, Inc.*	570	9,810
Hypercom Corp.*	910	7,380
Imation Corp.*	929	7,729
Immersion Corp.*	1,020	9,333
Intermec, Inc.*	759	8,182
Intevac, Inc.*	809	7,362
Novatel Wireless, Inc.*	1,470	7,541
OCZ Technology Group, Inc.*	990	7,435
Quantum Corp.*	2,528	6,649
Rimage Corp.	630	9,337
Silicon Graphics International Corp.*	515	7,349
STEC, Inc.*	490	4,983
Stratasys, Inc.*	265	6,757
Super Micro Computer, Inc.*	520	7,327
Synaptics, Inc.*	320	7,862
Xyratex Ltd.*	869	8,282

Total Computers & Peripherals		144,369

Construction & Engineering 0.9%
Argan, Inc.*	930	9,644
Comfort Systems USA, Inc.	1,949	20,348
Dycom Industries, Inc.*	600	10,224
EMCOR Group, Inc.*	325	9,074
Furmanite Corp.*	1,179	9,243
Granite Construction, Inc.	370	8,651
Great Lakes Dredge & Dock Corp.	1,699	10,109
Insituform Technologies, Inc. — Class A*	479	9,604
Layne Christensen Co.*	330	9,672
MasTec, Inc.*	500	10,440
Michael Baker Corp.*	399	8,323
MYR Group, Inc.*	420	10,202
Northwest Pipe Co.*	810	24,341
Orion Marine Group, Inc.*	1,009	8,768
Primoris Services Corp.	750	9,150
Sterling Construction Co., Inc.*	669	8,563
Tutor Perini Corp.	490	7,732
UniTek Global Services, Inc.*	1,190	9,246

Total Construction & Engineering		193,334

Construction Materials 0.3%
Eagle Materials, Inc.	720	17,892
Headwaters, Inc.*	6,746	15,448
Texas Industries, Inc.	509	19,653
United States Lime & Minerals, Inc.*	520	21,445

Total Construction Materials		74,438

Consumer Finance 0.3%
Advance America Cash Advance Centers, Inc.	910	6,416
Cash America International, Inc.	110	6,156
Credit Acceptance Corp.*	70	5,552
Dollar Financial Corp.*	259	5,597
EZCORP, Inc. — Class A*	180	5,990
First Cash Financial Services, Inc.*	140	6,058
First Marblehead Corp.(The)*	3,807	6,282
Imperial Holdings, Inc.*	569	5,502
Nelnet, Inc. — Class A	265	5,342
Netspend Holdings, Inc.*	625	4,931
Nicholas Financial, Inc.*	470	5,739
World Acceptance Corp.*	95	6,053

Total Consumer Finance		69,618

Containers & Packaging 0.5%
AEP Industries, Inc.*	690	18,685
Boise, Inc.	2,818	19,529
Graham Packaging Co., Inc.*	800	20,280
Graphic Packaging Holding Co.*	3,837	18,993
Myers Industries, Inc.	1,969	23,431

Total Containers & Packaging		100,918

Distributors 0.2%
Audiovox Corp. — Class A*	1,160	8,340
Core-Mark Holding Co., Inc.*	240	8,938
Pool Corp.	295	7,891
Weyco Group, Inc.	360	8,338

Total Distributors		33,507

Diversified Consumer Services 0.8%
American Public Education, Inc.*	200	9,114
Archipelago Learning, Inc.*	849	8,184
Ascent Media Corp. — Series A*	185	8,900
Bridgepoint Education, Inc.*	350	8,666
Cambium Learning Group, Inc.*	2,578	8,146
Capella Education Co.*	190	8,123
Coinstar, Inc.*	170	8,306
Corinthian Colleges, Inc.*	1,989	8,274
Grand Canyon Education, Inc.*	630	9,696
Hillenbrand, Inc.	360	7,880
K12, Inc.*	250	8,020
Lincoln Educational Services Corp.	530	9,476
Mac-Gray Corp.	619	9,099
Matthews International Corp. — Class A	220	7,962
National American University Holdings, Inc.	1,039	10,650
Regis Corp.	589	8,747
Sotheby’s	210	8,894
Steiner Leisure Ltd.*	190	9,238
Stewart Enterprises, Inc. — Class A	1,200	8,340
Strayer Education, Inc.	70	8,516
Universal Technical Institute, Inc.*	440	7,612

Total Diversified Consumer Services		181,843

Diversified Financial Services 0.3%
California First National Bancorp	380	5,898
Compass Diversified Holdings	580	8,683

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Encore Capital Group, Inc.*	190	$5,196
Gain Capital Holdings, Inc.*	850	5,142
MarketAxess Holdings, Inc.	240	6,271
Marlin Business Services Corp.*	800	9,984
NewStar Financial, Inc.*	580	6,171
PHH Corp.*	460	8,630
Pico Holdings, Inc.*	200	5,462
Portfolio Recovery Associates, Inc.*	70	5,665
Primus Guaranty Ltd.*	1,139	7,187

Total Diversified Financial Services		74,289

Diversified Telecommunication Services 3.2%
8x8, Inc.*	10,333	40,299
AboveNet, Inc.	120	7,307
Alaska Communications Systems Group, Inc.	4,767	34,465
Atlantic Tele-Network, Inc.	1,149	43,398
Cbeyond, Inc.*	3,378	37,935
Cincinnati Bell, Inc.*	14,111	48,824
Cogent Communications Group, Inc.*	2,748	41,412
Consolidated Communications Holdings, Inc.	2,209	39,806
Fairpoint Communications, Inc.*	4,188	31,829
General Communication, Inc. — Class A*	3,538	40,156
Global Crossing Ltd.*	1,199	41,282
IDT Corp. — Class B	1,629	39,308
Iridium Communications, Inc.*	5,066	43,213
Neutral Tandem, Inc.*	2,588	39,674
PAETEC Holding Corp.*	9,144	40,416
Premiere Global Services, Inc.*	5,327	45,066
SureWest Communications	2,798	36,710
Towerstream Corp.*	8,375	36,096
Vonage Holdings Corp.*	10,164	40,758

Total Diversified Telecommunication Services		727,954

Electric Utilities 2.5%
Allete, Inc.	1,080	43,470
Central Vermont Public Service Corp.	1,249	43,827
Cleco Corp.	1,229	42,671
El Paso Electric Co.	1,399	46,796
Empire District Electric Co.(The)	2,248	45,882
IDACORP, Inc.	1,100	43,131
MGE Energy, Inc.	1,059	43,504
Otter Tail Corp.	2,019	41,955
PNM Resources, Inc.	2,539	38,136
Portland General Electric Co.	1,658	41,085
UIL Holdings Corp.	1,349	43,074
Unisource Energy Corp.	1,159	42,674
Unitil Corp.	1,619	41,365

Total Electric Utilities		557,570

Electrical Equipment 1.5%
A123 Systems, Inc.*	1,889	9,691
Active Power, Inc.*	3,718	6,283
Acuity Brands, Inc.	350	17,042
American Superconductor Corp.*	1,169	8,557
AZZ, Inc.	220	11,007
Belden, Inc.	610	22,479
Brady Corp. — Class A	295	8,732
Broadwind Energy, Inc.*	6,916	9,129
Capstone Turbine Corp.*	17,089	24,779
Coleman Cable, Inc.*	770	10,149
Encore Wire Corp.	869	19,127
Ener1, Inc.*	6,816	5,862
EnerSys*	290	9,274
Franklin Electric Co., Inc.	210	9,167
FuelCell Energy, Inc.*	16,619	22,103
Generac Holdings, Inc.*	500	9,275
Global Power Equipment Group, Inc.*	360	9,349
II-VI, Inc.*	340	8,510
LSI Industries, Inc.	2,498	20,783
Powell Industries, Inc.*	280	10,791
PowerSecure International, Inc.*	3,218	22,043
Preformed Line Products Co.	130	8,107
Satcon Technology Corp.*	4,767	8,962
Thermon Group Holdings, Inc.*	800	11,200
Valence Technology, Inc.*	7,845	9,492
Vicor Corp.*	589	8,287
Woodward, Inc.	280	9,660

Total Electrical Equipment		329,840

Electronic Equipment, Instruments & Components 2.1%
Aeroflex Holding Corp.*	490	7,007
Agilysys, Inc.*	1,000	9,570
Anixter International, Inc.	140	8,739
Benchmark Electronics, Inc.*	530	7,765
Brightpoint, Inc.*	1,039	9,445
Checkpoint Systems, Inc.*	490	7,693
Cognex Corp.	240	8,148
Coherent, Inc.*	160	7,685
CTS Corp.	919	9,034
Daktronics, Inc.	809	8,033
DDi Corp.	960	7,901
DTS, Inc.*	200	6,944
Echelon Corp.*	969	8,033
Electro Rent Corp.	559	9,033
Electro Scientific Industries, Inc.*	490	9,413
eMagin Corp.*	1,809	8,050
Fabrinet*	410	6,314
FARO Technologies, Inc.*	230	9,375
FEI Co.*	220	7,269
Gerber Scientific, Inc.*	849	9,356
GSI Group, Inc.*	710	7,973
Identive Group, Inc.*	3,567	7,562
Insight Enterprises, Inc.*	510	8,583
Kemet Corp.*	610	7,442
LeCroy Corp.*	685	6,966
Littelfuse, Inc.	170	8,685
Maxwell Technologies, Inc.*	610	10,291
Measurement Specialties, Inc.*	270	8,818
Mercury Computer Systems, Inc.*	479	8,042
Methode Electronics, Inc.	810	8,570
Microvision, Inc.*	6,985	7,614
MTS Systems Corp.	230	9,064
Multi-Fineline Electronix, Inc.*	399	8,104
NeoPhotonics Corp.*	1,300	9,594
Newport Corp.*	490	7,615
OSI Systems, Inc.*	229	9,455
Park Electrochemical Corp.	300	7,848
PC Connection, Inc.*	1,039	8,125
Plexus Corp.*	265	7,820
Power-One, Inc.*	1,149	8,284
Pulse Electronics Corp.	1,878	7,850
Radisys Corp.*	1,119	8,885
Richardson Electronics Ltd.	640	9,491
Rofin-Sinar Technologies, Inc.*	250	7,845
Rogers Corp.*	185	8,969
Sanmina-SCI Corp.*	859	9,793
Scansource, Inc.*	240	8,868
Smart Modular Technologies (WWH), Inc.*	910	8,190
SYNNEX Corp.*	270	7,646
TTM Technologies, Inc.*	550	7,618
Universal Display Corp.*	240	7,178

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Viasystems Group, Inc.*	429	$9,627
Vishay Precision Group, Inc.*	510	8,695
X-Rite, Inc.*	1,988	9,662
Zygo Corp.*	770	9,240

Total Electronic Equipment, Instruments & Components		460,819

Energy Equipment & Services 3.4%
Basic Energy Services, Inc.*	880	28,503
Bristow Group, Inc.	205	9,938
Cal Dive International, Inc.*	4,197	23,419
Complete Production Services, Inc.*	770	29,938
Dawson Geophysical Co.*	749	29,728
Dril-Quip, Inc.*	375	26,441
Exterran Holdings, Inc.*	1,169	21,603
Global Geophysical Services, Inc.*	1,439	24,549
Global Industries Ltd.*	4,517	23,172
Gulf Island Fabrication, Inc.	819	28,337
Gulfmark Offshore, Inc. — Class A*	230	11,210
Helix Energy Solutions Group, Inc.*	1,470	28,783
Hercules Offshore, Inc.*	4,577	21,512
Hornbeck Offshore Services, Inc.*	910	25,334
ION Geophysical Corp.*	2,768	28,068
Key Energy Services, Inc.*	1,419	27,656
Lufkin Industries, Inc.	300	24,444
Matrix Service Co.*	1,859	25,914
Mitcham Industries, Inc.*	1,639	29,764
Natural Gas Services Group, Inc.*	1,589	25,281
Newpark Resources, Inc.*	2,728	25,343
OYO Geospace Corp.*	250	25,358
Parker Drilling Co.*	4,067	25,785
PHI, Inc.*	430	9,258
Pioneer Drilling Co.*	1,738	28,277
RigNet, Inc.*	1,379	23,843
Tesco Corp.*	1,330	28,276
TETRA Technologies, Inc.*	1,938	24,942
Union Drilling, Inc.*	2,658	29,637
Vantage Drilling Co.*	13,931	22,708
Willbros Group, Inc.*	3,038	27,950

Total Energy Equipment & Services		764,971

Food & Staples Retailing 3.0%
Andersons, Inc.(The)	1,289	52,991
Casey’s General Stores, Inc.	1,149	51,705
Fresh Market, Inc.(The)*	1,330	47,255
Ingles Markets, Inc. — Class A	3,038	46,785
Nash Finch Co.	1,479	52,948
Pantry, Inc.(The)*	2,848	50,751
Pricesmart, Inc.	180	10,534
Rite Aid Corp.*	46,521	60,477
Ruddick Corp.	1,189	49,819
Spartan Stores, Inc.	2,759	48,724
United Natural Foods, Inc.*	1,220	50,935
Village Super Market, Inc. — Class A	1,859	49,970
Weis Markets, Inc.	1,298	52,167
Winn-Dixie Stores, Inc.*	6,136	55,101

Total Food & Staples Retailing		680,162

Food Products 4.4%
B&G Foods, Inc. — Class A	2,529	47,520
Cal-Maine Foods, Inc.	1,720	58,153
Calavo Growers, Inc.	2,438	50,394
Chiquita Brands International, Inc.*	4,067	48,153
Darling International, Inc.*	529	8,930
Diamond Foods, Inc.	709	50,757
Dole Food Co., Inc.*	3,947	56,008
Fresh Del Monte Produce, Inc.	1,959	48,015
Griffin Land & Nurseries, Inc.	210	5,861
Hain Celestial Group, Inc.(The)*	1,579	51,049
Imperial Sugar Co.	2,578	59,500
J&J Snack Foods Corp.	1,050	54,275
Lancaster Colony Corp.	860	51,712
Omega Protein Corp.*	3,837	46,504
Pilgrim’s Pride Corp.*	11,054	53,059
Sanderson Farms, Inc.	1,149	53,107
Seneca Foods Corp. — Class A*	2,089	54,105
Smart Balance, Inc.*	9,514	45,096
Snyders-Lance, Inc.	2,309	47,127
Tootsie Roll Industries, Inc.	1,799	50,462
TreeHouse Foods, Inc.*	860	44,410

Total Food Products		984,197

Gas Utilities 1.7%
Chesapeake Utilities Corp.	1,110	42,857
Laclede Group, Inc.(The)	1,160	43,210
New Jersey Resources Corp.	979	42,694
Nicor, Inc.	789	43,158
Northwest Natural Gas Co.	959	42,781
Piedmont Natural Gas Co., Inc.	1,438	41,947
South Jersey Industries, Inc.	830	41,915
Southwest Gas Corp.	1,140	42,511
WGL Holdings, Inc.	1,130	43,855

Total Gas Utilities		384,928

Health Care Equipment & Supplies 2.8%
Abaxis, Inc.*	300	7,116
ABIOMED, Inc.*	520	8,585
Accuray, Inc.*	1,119	7,721
Align Technology, Inc.*	369	8,114
Alimera Sciences, Inc.*	1,120	9,587
Alphatec Holdings, Inc.*	2,438	7,119
Analogic Corp.	170	9,144
Angiodynamics, Inc.*	640	8,851
Antares Pharma, Inc.*	4,337	10,062
Arthrocare Corp.*	250	8,263
AtriCure, Inc.*	690	8,397
Atrion Corp.	50	9,955
Bacterin International Holdings, Inc.*	2,818	6,707
Biolase Technology, Inc.*	1,489	5,122
Cantel Medical Corp.	330	8,227
Cardiovascular Systems, Inc.*	630	9,419
Cerus Corp.*	3,048	8,443
Conceptus, Inc.*	759	8,645
CONMED Corp.*	319	8,294
CryoLife, Inc.*	1,599	9,226
Cyberonics, Inc.*	350	9,499
Cynosure, Inc. — Class A*	750	9,757
Delcath Systems, Inc.*	1,649	7,338
DexCom, Inc.*	599	8,494
DynaVox, Inc. — Class A*	1,129	7,440
Endologix, Inc.*	1,039	9,434
Exactech, Inc.*	470	8,032
Greatbatch, Inc.*	330	8,224
Haemonetics Corp.*	140	9,170
Hansen Medical, Inc.*	2,908	13,319
HeartWare International, Inc.*	130	8,637
ICU Medical, Inc.*	205	8,708
Immucor, Inc.*	440	11,660
Insulet Corp.*	420	8,257
Integra LifeSciences Holdings Corp.*	180	8,113
Invacare Corp.	259	7,765
IRIS International, Inc.*	890	9,203
Kensey Nash Corp.*	360	9,432
MAKO Surgical Corp.*	295	8,499

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Masimo Corp.	280	$7,778
Medical Action Industries, Inc.*	1,030	7,849
Meridian Bioscience, Inc.	350	7,560
Merit Medical Systems, Inc.*	480	7,522
Natus Medical, Inc.*	550	6,342
Neogen Corp.*	205	8,479
Neoprobe Corp.*	2,328	6,681
NuVasive, Inc.*	250	7,155
NxStage Medical, Inc.*	429	7,894
OraSure Technologies, Inc.*	1,050	9,660
Orthofix International NV*	210	8,868
Palomar Medical Technologies, Inc.*	840	8,333
Quidel Corp.*	569	8,512
Rockwell Medical Technologies, Inc.*	589	6,308
RTI Biologics, Inc.*	3,048	10,028
Solta Medical, Inc.*	3,188	7,779
SonoSite, Inc.*	259	8,459
Spectranetics Corp.*	1,539	10,665
Staar Surgical Co.*	1,619	7,366
Stereotaxis, Inc.*	2,678	8,704
STERIS Corp.	250	8,748
SurModics, Inc.*	759	8,349
Symmetry Medical, Inc.*	979	9,428
Synergetics USA, Inc.*	1,589	8,358
Synovis Life Technologies, Inc.*	490	8,168
Tornier NV*	320	8,330
Unilife Corp.*	1,828	8,189
Uroplasty, Inc.*	1,110	7,559
Vascular Solutions, Inc.*	710	9,273
Volcano Corp.*	280	8,795
West Pharmaceutical Services, Inc.	200	8,774
Wright Medical Group, Inc.*	599	9,368
Young Innovations, Inc.	300	8,694
Zoll Medical Corp.*	155	10,797

Total Health Care Equipment & Supplies		622,750

Health Care Providers & Services 2.0%
Accretive Health, Inc.*	360	10,814
Air Methods Corp.*	125	8,762
Alliance Imaging, Inc.*	2,279	8,227
Almost Family, Inc.*	330	8,339
Amedisys, Inc.*	330	8,534
American Dental Partners, Inc.*	669	7,774
AMN Healthcare Services, Inc.*	1,020	8,221
Amsurg Corp.*	330	8,392
Assisted Living Concepts, Inc. — Class A	520	8,148
Bio-Reference Labs, Inc.*	420	8,375
BioScrip, Inc.*	1,210	8,688
Capital Senior Living Corp.*	930	8,175
CardioNet, Inc.*	1,578	7,953
Centene Corp.*	250	8,202
Chemed Corp.	130	7,905
Chindex International, Inc.*	630	7,201
Continucare Corp.*	1,979	12,507
CorVel Corp.*	190	8,768
Cross Country Healthcare, Inc.*	1,220	8,430
Emeritus Corp.*	420	8,253
Ensign Group, Inc.(The)	270	7,668
ExamWorks Group, Inc.*	350	7,658
Five Star Quality Care, Inc.*	1,589	7,866
Gentiva Health Services, Inc.*	440	7,916
Hanger Orthopedic Group, Inc.*	344	7,227
Healthsouth Corp.*	340	8,296
Healthspring, Inc.*	190	7,798
Healthways, Inc.*	580	8,659
HMS Holdings Corp.*	119	8,996
IPC The Hospitalist Co., Inc.*	190	8,594
Kindred Healthcare, Inc.*	390	7,348
Landauer, Inc.	155	8,750
LHC Group, Inc.*	380	8,656
Magellan Health Services, Inc.*	160	8,336
MedCath Corp.*	640	8,397
MedQuist Holdings, Inc.*	680	9,105
Metropolitan Health Networks, Inc.*	1,769	10,013
Molina Healthcare, Inc.*	325	7,361
MWI Veterinary Supply, Inc.*	110	9,797
National Healthcare Corp.	180	8,563
National Research Corp.	240	8,743
Owens & Minor, Inc.	259	7,900
PharMerica Corp.*	649	8,288
Providence Service Corp.(The)*	670	7,939
PSS World Medical, Inc.*	320	7,658
RadNet, Inc.*	1,989	7,459
Select Medical Holdings Corp.*	919	7,214
Skilled Healthcare Group, Inc. — Class A*	869	7,647
Sun Healthcare Group, Inc.*	1,069	7,483
Sunrise Senior Living, Inc.*	990	8,732
Team Health Holdings, Inc.*	410	9,024
Triple-S Management Corp. — Class B*	399	8,606
Universal American Corp.	780	7,418
US Physical Therapy, Inc.	350	8,428
WellCare Health Plans, Inc.*	170	7,455

Total Health Care Providers & Services		458,666

Health Care Technology 0.4%
athenahealth, Inc.*	210	12,346
Computer Programs & Systems, Inc.	140	10,276
ePocrates, Inc.*	479	7,875
HealthStream, Inc.*	750	10,155
MedAssets, Inc.*	640	8,109
Medidata Solutions, Inc.*	390	7,968
Merge Healthcare, Inc.*	1,609	8,174
Omnicell, Inc.*	570	9,753
Quality Systems, Inc.	110	10,049
Transcend Services, Inc.*	310	9,008

Total Health Care Technology		93,713

Hotels, Restaurants & Leisure 2.1%
AFC Enterprises, Inc.*	509	7,864
Ambassadors Group, Inc.	890	7,583
Ameristar Casinos, Inc.	370	8,214
Benihana, Inc. — Class A*	849	7,828
Biglari Holdings, Inc.*	20	7,363
BJ’s Restaurants, Inc.*	170	7,883
Bob Evans Farms, Inc.	250	8,635
Boyd Gaming Corp.*	1,020	8,915
Bravo Brio Restaurant Group, Inc.*	380	8,493
Buffalo Wild Wings, Inc.*	140	8,894
Caribou Coffee Co., Inc.*	660	8,719
Carrols Restaurant Group, Inc.*	869	8,542
CEC Entertainment, Inc.	210	8,127
Cheesecake Factory, Inc.(The)*	280	8,072
Churchill Downs, Inc.	190	8,347
Cracker Barrel Old Country Store, Inc.	170	7,669
Denny’s Corp.*	2,119	8,073
DineEquity, Inc.*	170	8,857
Domino’s Pizza, Inc.*	340	9,136
Einstein Noah Restaurant Group, Inc.	560	8,781
Gaylord Entertainment Co.*	280	8,215
International Speedway Corp. — Class A	300	8,391
Interval Leisure Group, Inc.*	630	8,095
Isle of Capri Casinos, Inc.*	960	8,141
Jack in the Box, Inc.*	380	8,634

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Jamba, Inc.*	3,988	$8,056
Krispy Kreme Doughnuts, Inc.*	940	7,689
Life Time Fitness, Inc.*	220	9,187
Luby’s, Inc.*	1,459	7,981
Marcus Corp.	820	7,938
McCormick & Schmick’s Seafood Restaurants, Inc.*	940	8,310
Monarch Casino & Resort, Inc.*	860	9,933
Morgans Hotel Group Co.*	1,149	8,227
Multimedia Games, Inc.*	1,830	7,942
O’Charleys, Inc.*	1,149	6,997
Orient-Express Hotels Ltd. — Class A*	820	8,110
P.F. Chang’s China Bistro, Inc.	215	7,080
Papa John’s International, Inc.*	250	7,802
Peet’s Coffee & Tea, Inc.*	959	56,005
Pinnacle Entertainment, Inc.*	590	8,514
Red Lion Hotels Corp.*	1,089	8,222
Red Robin Gourmet Burgers, Inc.*	240	8,261
Ruby Tuesday, Inc.*	810	7,363
Ruth’s Hospitality Group, Inc.*	1,519	8,734
Scientific Games Corp. — Class A*	849	7,760
Shuffle Master, Inc.*	910	8,481
Six Flags Entertainment Corp.	220	7,746
Sonic Corp.*	770	8,239
Speedway Motorsports, Inc.	600	8,160
Texas Roadhouse, Inc.	500	8,260
Town Sports International Holdings, Inc.*	1,199	10,959
Vail Resorts, Inc.	185	8,464

Total Hotels, Restaurants & Leisure		477,891

Household Durables 0.8%
American Greetings Corp. — Class A	350	7,759
Beazer Homes USA, Inc.*	2,509	7,276
Blyth, Inc.	190	12,019
Cavco Industries, Inc.*	210	8,938
CSS Industries, Inc.	430	8,531
Ethan Allen Interiors, Inc.	399	7,342
Furniture Brands International, Inc.*	1,988	8,012
Helen of Troy, Ltd.*	259	8,353
Hovnanian Enterprises, Inc. — Class A*	4,087	7,847
iRobot Corp.*	270	9,439
KB Home	720	6,113
La-Z-Boy, Inc.*	770	6,753
Libbey, Inc.*	550	8,508
Lifetime Brands, Inc.	759	8,349
M/I Homes, Inc.*	740	8,362
MDC Holdings, Inc.	330	7,461
Meritage Homes Corp.*	369	8,063
Ryland Group, Inc.	490	7,218
Sealy Corp.*	3,447	7,549
Skyline Corp.	569	7,698
Standard Pacific Corp.*	2,458	7,030
Universal Electronics, Inc.*	339	7,936
Zagg, Inc.*	669	10,269

Total Household Durables		186,825

Household Products 0.6%
Central Garden & Pet Co. — Class A*	839	7,350
Oil-Dri Corp. of America	989	20,463
Spectrum Brands Holdings, Inc.*	1,569	41,892
WD-40 Co.	1,229	53,830

Total Household Products		123,535

Independent Power Producers & Energy Traders 0.6%
Atlantic Power Corp.	2,748	42,896
Dynegy, Inc.*	7,086	40,532
Ormat Technologies, Inc.	1,889	39,405

Total Independent Power Producers & Energy Traders		122,833

Industrial Conglomerates 0.4%
Raven Industries, Inc.	170	8,981
Seaboard Corp.	20	52,300
Standex International Corp.	300	9,657
Tredegar Corp.	1,149	21,900

Total Industrial Conglomerates		92,838

Insurance 1.3%
Alterra Capital Holdings Ltd.	259	5,644
American Equity Investment Life Holding Co.	460	5,460
American Safety Insurance Holdings Ltd.*	300	5,625
AMERISAFE, Inc.*	250	5,378
Amtrust Financial Services, Inc.	259	6,014
Argo Group International Holdings Ltd.	190	5,586
Baldwin & Lyons, Inc. — Class B	250	6,057
Citizens, Inc.*	839	5,772
CNO Financial Group, Inc.*	759	5,579
Crawford & Co. — Class B	840	6,031
Delphi Financial Group, Inc. — Class A	200	5,384
Donegal Group, Inc. — Class A	440	5,289
eHealth, Inc.*	430	5,569
EMC Insurance Group, Inc.	295	5,508
Employers Holdings, Inc.	350	5,201
Enstar Group Ltd.*	60	6,338
FBL Financial Group, Inc. — Class A	190	5,981
First American Financial Corp.	380	6,076
Flagstone Reinsurance Holdings SA	670	5,970
Fortegra Financial Corp.*	709	5,495
FPIC Insurance Group, Inc.*	140	5,841
Global Indemnity PLC*	265	5,520
Greenlight Capital Re, Ltd. — Class A*	220	5,447
Hallmark Financial Services*	780	5,257
Harleysville Group, Inc.	190	5,742
Hilltop Holdings, Inc.*	640	5,600
Horace Mann Educators Corp.	375	5,460
Independence Holding Co.	545	4,894
Infinity Property & Casualty Corp.	105	5,320
Kansas City Life Insurance Co.	190	5,567
Maiden Holdings Ltd.	600	5,562
Meadowbrook Insurance Group, Inc.	589	5,537
Montpelier Re Holdings Ltd.	330	5,696
National Financial Partners Corp.*	470	5,325
National Interstate Corp.	250	5,603
National Western Life Insurance Co. — Class A	40	6,853
Navigators Group, Inc.(The)*	125	5,893
OneBeacon Insurance Group Ltd. — Class A	430	5,478
Phoenix Cos., Inc.*	2,279	5,470
Platinum Underwriters Holdings Ltd.	170	5,840
Presidential Life Corp.	540	6,134
Primerica, Inc.	270	5,837
ProAssurance Corp.*	80	5,572
RLI Corp.	95	5,999
Safety Insurance Group, Inc.	140	5,684
SeaBright Holdings, Inc.	590	5,363
Selective Insurance Group, Inc.	360	5,900
State Auto Financial Corp.	345	5,720
Stewart Information Services Corp.	570	6,042
Symetra Financial Corp.	420	5,275
Tower Group, Inc.	240	5,486
United Fire & Casualty Co.	300	5,145

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Universal Insurance Holdings, Inc.	1,209	$5,162

Total Insurance		299,181

Internet & Catalog Retail 0.6%
1-800-FLOWERS.COM, Inc. — Class A*	2,988	8,994
Blue Nile, Inc.*	190	8,048
Geeknet, Inc.*	339	8,353
HSN, Inc.*	270	8,826
NutriSystem, Inc.	660	9,860
Orbitz Worldwide, Inc.*	3,418	11,143
Overstock.com, Inc.*	570	7,233
PetMed Express, Inc.	4,307	47,248
Shutterfly, Inc.*	160	8,704
US Auto Parts Network, Inc.*	1,149	8,606
ValueVision Media, Inc. — Class A*	989	7,408

Total Internet & Catalog Retail		134,423

Internet Software & Services 1.9%
Active Network Inc.(The)*	459	8,331
Ancestry.com, Inc.*	220	7,834
comScore, Inc.*	330	7,197
Constant Contact, Inc.*	350	6,626
Cornerstone OnDemand, Inc.*	460	7,544
DealerTrack Holdings, Inc.*	390	9,044
Demand Media, Inc.*	580	5,881
Dice Holdings, Inc.*	739	10,191
Digital River, Inc.*	270	6,885
EarthLink, Inc.	1,099	8,836
Envestnet, Inc.*	619	8,777
InfoSpace, Inc.*	929	8,853
Internap Network Services Corp.*	1,119	6,960
IntraLinks Holdings, Inc.*	480	7,334
j2 Global Communications, Inc.*	1,519	40,618
Keynote Systems, Inc.	420	10,059
KIT Digital, Inc.*	679	7,910
Limelight Networks, Inc.*	1,899	7,824
Liquidity Services, Inc.*	410	9,914
LivePerson, Inc.*	670	8,248
LogMeIn, Inc.*	220	7,821
LoopNet, Inc.*	500	9,160
Marchex, Inc. — Class B	960	8,323
ModusLink Global Solutions, Inc.	1,859	7,789
Move, Inc.*	4,087	8,378
NIC, Inc.	660	8,428
OpenTable, Inc.*	110	7,795
Openwave Systems, Inc.*	3,878	8,725
Perficient, Inc.*	880	8,809
Quepasa Corp.*	1,339	11,315
QuinStreet, Inc.*	699	8,731
RealNetworks, Inc.*	2,418	8,173
Responsys, Inc.*	550	8,013
RightNow Technologies, Inc.*	265	8,994
Saba Software, Inc.*	929	7,209
SciQuest, Inc.*	490	8,345
SPS Commerce, Inc.*	529	9,718
Stamps.com, Inc.	660	11,055
support.com, Inc.*	1,849	5,954
TechTarget, Inc.*	1,179	7,817
Travelzoo, Inc.*	140	7,392
United Online, Inc.	1,409	8,412
ValueClick, Inc.*	490	8,849
Vocus, Inc.*	309	8,828
Web.com Group, Inc.*	729	6,335
XO Group, Inc.*	860	8,041
Zix Corp.*	2,289	8,790

Total Internet Software & Services		422,065

IT Services 1.2%
Acxiom Corp.*	669	9,192
CACI International, Inc. — Class A*	130	7,680
Cardtronics, Inc.*	270	6,205
Cass Information Systems, Inc.	155	5,819
Ciber, Inc.*	1,669	8,378
Computer Task Group, Inc.*	660	8,507
Convergys Corp.*	685	8,521
CSG Systems International, Inc.*	460	8,170
Dynamics Research Corp.*	670	8,100
Echo Global Logistics, Inc.*	550	8,228
Euronet Worldwide, Inc.*	360	6,178
ExlService Holdings, Inc.*	410	9,569
Forrester Research, Inc.	270	8,532
Global Cash Access Holdings, Inc.*	1,940	5,451
Hackett Group, Inc.(The)*	1,889	8,255
Heartland Payment Systems, Inc.	290	6,102
iGate Corp.	530	7,945
Jack Henry & Associates, Inc.	190	5,501
Lionbridge Technologies, Inc.*	3,058	9,938
Mantech International Corp.	190	7,752
MAXIMUS, Inc.	229	8,846
MoneyGram International, Inc.*	1,669	5,608
NCI, Inc. — Class A*	375	8,055
Ness Technologies, Inc.*	1,110	8,514
PRG-Schultz International, Inc.*	1,330	8,672
Sapient Corp.*	580	8,074
ServiceSource International, Inc.*	515	9,610
Syntel, Inc.	155	8,520
TeleTech Holdings, Inc.*	470	9,301
TNS, Inc.*	530	8,957
Unisys Corp.*	330	6,854
Virtusa Corp.*	460	9,044
Wright Express Corp.*	110	5,412

Total IT Services		259,490

Leisure Equipment & Products 0.5%
Arctic Cat, Inc.*	640	10,547
Black Diamond, Inc.*	1,149	9,663
Brunswick Corp.	440	9,605
Callaway Golf Co.	1,310	8,318
Eastman Kodak Co.*	2,438	5,851
Jakks Pacific, Inc.*	460	8,027
Johnson Outdoors, Inc. — Class A*	530	9,450
Leapfrog Enterprises, Inc.*	2,039	7,952
Marine Products Corp.*	1,350	7,358
Smith & Wesson Holding Corp.*	2,928	9,838
Steinway Musical Instruments, Inc.*	330	9,567
Sturm Ruger & Co., Inc.	430	11,748
Summer Infant, Inc.*	1,020	8,782

Total Leisure Equipment & Products		116,706

Life Sciences Tools & Services 0.6%
Affymetrix, Inc.*	1,130	6,385
Albany Molecular Research, Inc.*	1,768	8,451
BG Medicine, Inc.*	1,199	9,028
Caliper Life Sciences, Inc.*	1,100	8,965
Cambrex Corp.*	2,048	9,032
Complete Genomics, Inc.*	550	6,814
Enzo Biochem, Inc.*	2,138	8,210
eResearchTechnology, Inc.*	1,379	8,784
Fluidigm Corp.*	619	10,498
Furiex Pharmaceuticals, Inc.*	490	9,290
Harvard Bioscience, Inc.*	1,610	8,147
Luminex Corp.*	440	8,954
Medtox Scientific, Inc.	500	7,805
Pacific Biosciences of California, Inc.*	770	8,478

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

PAREXEL International Corp.*	380	$7,801
Sequenom, Inc.*	1,160	8,190

Total Life Sciences Tools & Services		134,832

Machinery 2.9%
3D Systems Corp.*	449	9,613
Accuride Corp.*	730	8,359
Actuant Corp. — Class A	360	8,896
Alamo Group, Inc.	420	10,042
Albany International Corp. — Class A	360	9,565
Altra Holdings, Inc.*	390	8,674
American Railcar Industries, Inc.*	440	10,292
Ampco-Pittsburgh Corp.	830	21,622
Astec Industries, Inc.*	259	9,718
Badger Meter, Inc.	250	9,123
Barnes Group, Inc.	390	9,497
Blount International, Inc.*	545	9,063
Briggs & Stratton Corp.	480	8,227
Cascade Corp.	210	10,498
Chart Industries, Inc.*	199	10,559
CIRCOR International, Inc.	230	9,948
CLARCOR, Inc.	440	19,386
Colfax Corp.*	399	10,801
Columbus McKinnon Corp.*	520	8,554
Commercial Vehicle Group, Inc.*	660	6,996
Douglas Dynamics, Inc.	619	9,403
Dynamic Materials Corp.	929	19,695
Energy Recovery, Inc.*	3,268	10,033
EnPro Industries, Inc.*	205	9,479
ESCO Technologies, Inc.	265	9,190
Federal Signal Corp.	1,479	8,549
Flow International Corp.*	2,298	7,836
Force Protection, Inc.*	1,949	8,907
FreightCar America, Inc.*	380	9,378
Gorman-Rupp Co.(The)	280	9,122
Graham Corp.	480	9,446
Greenbrier Cos., Inc.*	460	9,255
Hurco Cos., Inc.*	309	9,091
John Bean Technologies Corp.	509	8,989
Kadant, Inc.*	330	8,682
Kaydon Corp.	560	19,964
LB Foster Co. — Class A	624	21,684
Lindsay Corp.	155	9,812
Lydall, Inc.*	790	9,543
Meritor, Inc.*	560	7,560
Met-Pro Corp.	889	9,370
Middleby Corp.*	100	8,448
Miller Industries, Inc.	515	8,436
Mueller Industries, Inc.	550	20,642
Mueller Water Products, Inc. — Class A	5,286	17,285
NACCO Industries, Inc. — Class A	100	9,088
NN, Inc.*	1,489	17,540
PMFG, Inc.*	490	9,197
RBC Bearings, Inc.*	529	20,086
Robbins & Myers, Inc.	210	10,130
Sauer-Danfoss, Inc.*	204	9,690
Sun Hydraulics Corp.	311	8,852
Tecumseh Products Co. — Class A*	904	9,239
Tennant Co.	240	10,274
Titan International, Inc.	410	10,361
Trimas Corp.*	420	10,067
Twin Disc, Inc.	280	10,640
Wabash National Corp.*	1,020	7,660
Watts Water Technologies, Inc. — Class A	280	9,388
Xerium Technologies, Inc.*	480	7,843

Total Machinery		649,287

Marine 0.2%
Baltic Trading Ltd.	1,529	8,394
Eagle Bulk Shipping, Inc.*	3,957	9,338
Excel Maritime Carriers Ltd.*	3,098	7,993
Genco Shipping & Trading Ltd.*	1,239	7,756
International Shipholding Corp.	420	8,648
Ultrapetrol Bahamas Ltd.*	1,869	8,691

Total Marine		50,820

Media 1.3%
AH Belo Corp. — ClassA	1,119	7,162
Arbitron, Inc.	215	8,411
Belo Corp. — Class A*	1,109	7,752
Central European Media Enterprises Ltd. — Class A*	410	7,839
Cinemark Holdings, Inc.	420	8,186
Crown Media Holdings, Inc. — Class A*	4,897	8,325
Cumulus Media, Inc. — Class A*	2,429	8,574
E.W. Scripps Co.(The)*	929	8,008
Entercom Communications Corp. — Class A*	1,039	8,250
Entravision Communications Corp. — Class A*	4,437	8,563
Fisher Communications, Inc.*	289	8,473
Global Sources Ltd.*	979	9,017
Global Traffic Network, Inc.*	750	8,842
Gray Television, Inc.*	3,488	8,476
Harte-Hanks, Inc.	990	8,088
interCLICK, Inc.*	1,089	7,808
Journal Communications, Inc. — Class A*	1,609	7,981
Knology, Inc.*	569	7,812
LIN TV Corp. — Class A*	1,799	7,376
Lions Gate Entertainment Corp.*	1,280	9,088
Live Nation Entertainment, Inc.*	750	8,325
Martha Stewart Living Omnimedia — Class A*	1,929	7,909
McClatchy Co.(The) — Class A*	3,378	7,601
MDC Partners, Inc.	480	9,586
Meredith Corp.	265	7,910
National CineMedia, Inc.	500	7,365
New York Times Co. — Class A*	1,000	8,580
Nexstar Broadcasting Group, Inc. — Class A*	1,080	9,461
Outdoor Channel Holdings, Inc.*	1,369	9,104
ReachLocal, Inc.*	460	8,367
Rentrak Corp.*	490	8,105
Saga Communications, Inc.*	229	7,447
Scholastic Corp.	320	9,190
Sinclair Broadcast Group, Inc. — Class A	795	7,878
Valassis Communications, Inc.*	289	7,745
World Wrestling Entertainment, Inc. — Class A	880	8,862

Total Media		297,466

Metals & Mining 2.6%
AM Castle & Co.*	550	9,548
AMCOL International Corp.	560	17,170
Century Aluminum Co.*	1,399	18,215
Coeur d’Alene Mines Corp.*	820	22,378
General Moly, Inc.*	4,467	20,414
Globe Specialty Metals, Inc.	970	22,388
Gold Resource Corp.	730	18,119
Golden Minerals Co.*	1,050	15,267
Golden Star Resources Ltd.*	8,504	21,515
Handy & Harman Ltd.*	1,349	19,088
Haynes International, Inc.	350	21,924
Hecla Mining Co.*	2,729	21,204
Horsehead Holding Corp.*	1,739	19,425
Jaguar Mining, Inc.*	4,217	20,115

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Kaiser Aluminum Corp.	390	$21,770
Materion Corp.*	580	22,110
Metals USA Holdings Corp.*	1,410	21,686
Midway Gold Corp.*	10,824	25,761
Noranda Aluminum Holding Corp.*	1,449	20,112
Olympic Steel, Inc.	764	19,979
Paramount Gold and Silver Corp.*	5,257	15,824
Revett Minerals, Inc.*	4,646	21,046
RTI International Metals, Inc.*	560	17,959
Stillwater Mining Co.*	980	14,994
Thompson Creek Metals Co, Inc.*	2,059	18,613
Universal Stainless & Alloy*	480	21,451
US Energy Corp. Wyoming*	4,927	20,841
US Gold Corp.*	3,418	21,704
Vista Gold Corp.*	7,226	22,328
Worthington Industries, Inc.	1,019	21,368

Total Metals & Mining		594,316

Multi-Utilities 0.8%
Avista Corp.	1,718	43,311
Black Hills Corp.	1,419	42,400
CH Energy Group, Inc.	819	41,826
NorthWestern Corp.	1,319	42,234

Total Multi-Utilities		169,771

Multiline Retail 0.2%
99 Cents Only Stores*	410	8,098
Bon-Ton Stores, Inc.(The)	929	9,429
Fred’s, Inc. — Class A	580	7,644
Gordmans Stores, Inc.*	490	8,786
Saks, Inc.*	750	8,055
Tuesday Morning Corp.*	1,949	8,381

Total Multiline Retail		50,393

Oil, Gas & Consumable Fuels 8.8%
Abraxas Petroleum Corp.*	7,175	32,933
Alon USA Energy, Inc.	2,358	28,673
Amyris, Inc.*	819	18,960
Apco Oil and Gas International, Inc.	300	26,442
Approach Resources, Inc.*	1,130	29,335
ATP Oil & Gas Corp.*	1,530	22,170
Berry Petroleum Co. — Class A	480	27,528
Bill Barrett Corp.*	539	26,821
BPZ Resources, Inc.*	7,045	25,503
Callon Petroleum Co.*	3,717	25,907
Carrizo Oil & Gas, Inc.*	660	25,344
Cheniere Energy, Inc.*	2,977	30,663
Clayton Williams Energy, Inc.*	405	26,860
Clean Energy Fuels Corp.*	1,878	30,067
Cloud Peak Energy, Inc.*	1,229	27,407
Comstock Resources, Inc.*	860	27,434
Contango Oil & Gas Co.*	430	27,124
Crosstex Energy, Inc.	2,169	31,667
CVR Energy, Inc.*	1,030	27,656
Delek US Holdings, Inc.	1,720	28,586
DHT Holdings, Inc.	2,448	8,813
Endeavour International Corp.*	1,779	22,309
Energy Partners Ltd.*	1,639	27,879
Energy XXI (Bermuda) Ltd.*	780	25,592
Evolution Petroleum Corp.*	3,307	24,273
Frontline Ltd.	570	6,555
FX Energy, Inc.*	3,018	28,852
Gastar Exploration Ltd.*	6,946	32,994
General Maritime Corp.	6,396	6,972
Georesources, Inc.*	1,130	28,838
GMX Resources, Inc.*	5,417	26,272
Golar LNG Ltd.	750	28,598
Goodrich Petroleum Corp.*	1,279	25,363
Green Plains Renewable Energy, Inc.*	2,318	25,382
Gulfport Energy Corp.*	940	34,272
Harvest Natural Resources, Inc.*	2,158	29,565
Houston American Energy Corp.	1,569	25,826
Hyperdynamics Corp.*	5,566	29,500
James River Coal Co.*	1,250	23,700
Knightsbridge Tankers Ltd.	420	8,648
Kodiak Oil & Gas Corp.*	4,417	29,991
L&L Energy, Inc.*	5,077	25,182
Magnum Hunter Resources Corp.*	3,857	27,693
McMoRan Exploration Co.*	1,509	25,412
Miller Energy Resources, Inc.*	4,007	17,671
Nordic American Tanker Shipping Ltd.	405	8,294
Northern Oil and Gas, Inc.*	1,329	29,424
Oasis Petroleum, Inc.*	860	25,404
Overseas Shipholding Group, Inc.	330	8,032
Panhandle Oil and Gas, Inc. — Class A	810	26,552
Patriot Coal Corp.*	1,160	21,936
Penn Virginia Corp.	1,639	21,504
Petroleum Development Corp.*	779	28,293
Petroquest Energy, Inc.*	3,477	28,268
Rentech, Inc.*	22,036	20,718
Resolute Energy Corp.*	1,539	25,070
Rex American Resources Corp.*	1,488	25,638
Rex Energy Corp.*	2,249	24,896
Rosetta Resources, Inc.*	520	26,920
Scorpio Tankers, Inc.*	940	6,947
SemGroup Corp.*	910	21,185
Ship Finance International Ltd.	530	8,427
Solazyme, Inc.*	1,110	25,364
Stone Energy Corp.*	789	25,611
Swift Energy Co.*	700	26,670
Syntroleum Corp.*	13,312	17,838
Targa Resources Corp.	779	26,299
Teekay Tankers Ltd. — Class A	989	8,100
Triangle Petroleum Corp.*	3,817	28,475
Ur-Energy, Inc.*	13,142	21,947
Uranerz Energy Corp.*	6,766	20,366
Uranium Energy Corp.*	6,575	22,092
Uranium Resources, Inc.*	13,321	19,315
USEC, Inc.*	6,926	23,618
Vaalco Energy, Inc.*	4,167	27,752
Venoco, Inc.*	1,919	24,390
Voyager Oil & Gas, Inc.*	9,094	28,919
W&T Offshore, Inc.	980	26,558
Warren Resources, Inc.*	6,357	25,873
Western Refining, Inc.*	1,529	31,237
Westmoreland Coal Co.*	1,269	19,505
World Fuel Services Corp.	680	25,588
Zion Oil & Gas, Inc.*	4,047	14,326

Total Oil, Gas & Consumable Fuels		1,990,583

Paper & Forest Products 0.9%
Buckeye Technologies, Inc.	809	21,754
Clearwater Paper Corp.*	320	24,205
Deltic Timber Corp.	375	19,444
KapStone Paper and Packaging Corp.*	1,300	20,267
Louisiana-Pacific Corp.*	2,528	19,592
Neenah Paper, Inc.	959	19,362
PH Glatfelter Co.	1,339	20,206
Schweitzer-Mauduit International, Inc.	390	21,883
Wausau Paper Corp.	3,188	23,527

Total Paper & Forest Products		190,240

Personal Products 0.8%
Elizabeth Arden, Inc.*	295	9,505

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Inter Parfums, Inc.	380	$7,615
Medifast, Inc.*	2,238	43,193
Nature’s Sunshine Products, Inc.*	3,039	50,721
Nu Skin Enterprises, Inc. — Class A	220	8,259
Prestige Brands Holdings, Inc.*	699	8,542
Revlon, Inc. — Class A*	530	8,925
USANA Health Sciences, Inc.*	1,839	50,297

Total Personal Products		187,057

Pharmaceuticals 1.4%
Acura Pharmaceuticals, Inc.*	2,128	6,469
Aegerion Pharmaceuticals, Inc.*	490	7,698
Akorn, Inc.*	1,329	9,210
Ampio Pharmaceuticals, Inc.*	1,080	6,826
Auxilium Pharmaceuticals, Inc.*	440	8,246
AVANIR Pharmaceuticals, Inc. — Class A*	2,539	9,521
Cadence Pharmaceuticals, Inc.*	919	7,949
Columbia Laboratories, Inc.*	2,548	7,287
Corcept Therapeutics, Inc.*	1,938	6,938
Cornerstone Therapeutics, Inc.*	1,090	8,240
Depomed, Inc.*	1,100	8,316
Durect Corp.*	2,938	6,052
Endocyte, Inc.*	729	9,718
Hi-Tech Pharmacal Co., Inc.*	330	9,336
Impax Laboratories, Inc.*	420	8,896
Ista Pharmaceuticals, Inc.*	1,089	5,412
Jazz Pharmaceuticals, Inc.*	280	11,332
KV Pharmaceutical Co. — Class A*	3,658	7,279
Lannett Co., Inc.*	1,610	7,648
MAP Pharmaceuticals, Inc.*	550	8,448
Medicines Co.(The)*	509	7,625
Medicis Pharmaceutical Corp. — Class A	230	8,551
Nektar Therapeutics*	1,100	7,084
Neostem, Inc.*	6,277	5,335
Obagi Medical Products, Inc.*	910	9,437
Optimer Pharmaceuticals, Inc.*	679	7,184
Pacira Pharmaceuticals, Inc.*	749	7,505
Pain Therapeutics, Inc.*	940	4,531
Par Pharmaceutical Cos., Inc.*	270	8,745
Pozen, Inc.*	1,869	8,317
Questcor Pharmaceuticals, Inc.*	369	11,458
Sagent Pharmaceuticals, Inc.*	310	8,640
Salix Pharmaceuticals Ltd.*	230	8,919
Santarus, Inc.*	2,638	8,600
Sucampo Pharmaceuticals, Inc. — Class A*	2,059	8,277
ViroPharma, Inc.*	480	8,678
Vivus, Inc.*	1,110	9,113
XenoPort, Inc.*	1,190	8,437

Total Pharmaceuticals		307,257

Professional Services 1.3%
Acacia Research — Acacia Technologies*	250	10,730
Advisory Board Co.(The)*	170	9,102
Barrett Business Services, Inc.	630	9,400
CBIZ, Inc.*	1,259	9,392
CDI Corp.	679	8,800
Corporate Executive Board Co.(The)	220	8,943
CoStar Group, Inc.*	160	9,402
CRA International, Inc.*	330	8,870
Dolan Co.(The)*	940	7,454
Exponent, Inc.*	220	9,198
Franklin Covey Co.*	989	11,077
FTI Consulting, Inc.*	250	9,072
GP Strategies Corp.*	690	8,936
Heidrick & Struggles International, Inc.	429	11,411
Hill International, Inc.*	1,688	9,065
Huron Consulting Group, Inc.*	300	9,711
ICF International, Inc.*	369	8,620
Insperity, Inc.	310	9,058
Kelly Services, Inc. — Class A*	630	9,859
Kforce, Inc.*	699	9,632
Korn/Ferry International*	429	9,241
Mistras Group, Inc.*	589	10,048
Navigant Consulting, Inc.*	939	11,052
Odyssey Marine Exploration, Inc.*	2,977	8,782
On Assignment, Inc.*	979	9,986
Resources Connection, Inc.	779	10,143
RPX Corp.*	360	9,630
School Specialty, Inc.*	599	7,200
SFN Group, Inc.*	1,029	14,324
TrueBlue, Inc.*	639	9,591
VSE Corp.	340	7,157

Total Professional Services		294,886

Real Estate Investment Trusts (REITs) 2.6%
Acadia Realty Trust	280	5,877
Agree Realty Corp.	250	5,678
Alexander’s, Inc.	15	6,015
American Assets Trust, Inc.	259	5,695
American Campus Communities, Inc.	160	5,955
Anworth Mortgage Asset Corp.	770	5,336
Apollo Commercial Real Estate Finance, Inc.	350	5,446
ARMOUR Residential REIT, Inc.	770	5,575
Ashford Hospitality Trust, Inc.	435	4,742
Associated Estates Realty Corp.	350	6,352
BioMed Realty Trust, Inc.	295	5,788
Campus Crest Communities, Inc.	450	5,391
CapLease, Inc.	1,110	4,940
Capstead Mortgage Corp.	410	5,182
CBL & Associates Properties, Inc.	310	5,506
Cedar Shopping Centers, Inc.	1,089	5,401
Chatham Lodging Trust	360	5,602
Chesapeake Lodging Trust	320	5,280
Cogdell Spencer, Inc.	929	5,537
Colonial Properties Trust	270	5,818
Colony Financial, Inc.	310	5,459
Coresite Realty Corp.	350	5,894
Cousins Properties, Inc.	679	5,778
CreXus Investment Corp.	530	5,570
Cypress Sharpridge Investments, Inc.	450	5,540
DCT Industrial Trust, Inc.	1,089	5,902
DiamondRock Hospitality Co.	559	5,713
DuPont Fabros Technology, Inc.	229	5,837
Dynex Capital, Inc.	580	5,278
EastGroup Properties, Inc.	130	5,788
Education Realty Trust, Inc.	679	5,962
Entertainment Properties Trust	125	5,811
Equity Lifestyle Properties, Inc.	90	5,864
Equity One, Inc.	310	6,014
Excel Trust, Inc.	479	5,494
Extra Space Storage, Inc.	280	5,953
FelCor Lodging Trust, Inc.*	1,020	5,243
First Industrial Realty Trust, Inc.*	509	6,032
First Potomac Realty Trust	375	5,857
Franklin Street Properties Corp.	440	5,548
Getty Realty Corp.	220	5,104
Gladstone Commercial Corp.	325	5,649
Glimcher Realty Trust	589	5,802
Government Properties Income Trust	220	5,441
Hatteras Financial Corp.	199	5,337
Healthcare Realty Trust, Inc.	270	5,292
Hersha Hospitality Trust	1,049	5,497

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Highwoods Properties, Inc.	170	$5,853
Home Properties, Inc.	95	6,224
Hudson Pacific Properties, Inc.	360	5,490
Inland Real Estate Corp.	649	5,724
Invesco Mortgage Capital, Inc.	270	5,287
Investors Real Estate Trust	660	5,366
iStar Financial, Inc.*	749	5,250
Kilroy Realty Corp.	140	5,401
Kite Realty Group Trust	1,199	5,443
LaSalle Hotel Properties	220	5,502
Lexington Realty Trust	630	5,292
LTC Properties, Inc.	210	5,702
Medical Properties Trust, Inc.	490	5,762
MFA Financial, Inc.	710	5,318
Mid-America Apartment Communities, Inc.	80	5,663
Mission West Properties, Inc.	649	5,257
Monmouth Real Estate Investment Corp. — Class A	649	5,348
MPG Office Trust, Inc.*	2,119	7,014
National Health Investors, Inc.	130	5,914
National Retail Properties, Inc.	230	5,771
Newcastle Investment Corp.	1,020	6,130
NorthStar Realty Finance Corp.	1,419	5,506
Omega Healthcare Investors, Inc.	270	5,303
One Liberty Properties, Inc.	360	5,566
Parkway Properties, Inc.	340	5,994
Pebblebrook Hotel Trust	280	5,536
Pennsylvania Real Estate Investment Trust	369	5,387
Pennymac Mortgage Investment Trust	340	5,443
Post Properties, Inc.	140	5,936
Potlatch Corp.	160	5,315
PS Business Parks, Inc.	105	5,965
RAIT Financial Trust	910	5,060
Ramco-Gershenson Properties Trust	450	5,522
Redwood Trust, Inc.	370	5,302
Resource Capital Corp.	869	4,953
Retail Opportunity Investments Corp.	530	5,894
RLJ Lodging Trust*	320	5,510
Sabra Health Care REIT, Inc.	340	4,899
Saul Centers, Inc.	150	5,917
Sovran Self Storage, Inc.	140	5,677
STAG Industrial, Inc.	450	5,531
Starwood Property Trust, Inc.	270	5,238
Strategic Hotels & Resorts, Inc.*	830	5,644
Summit Hotel Properties, Inc.	509	5,742
Sun Communities, Inc.	150	5,741
Sunstone Hotel Investors, Inc.*	630	5,613
Tanger Factory Outlet Centers	210	5,764
Terreno Realty Corp.	330	5,495
Two Harbors Investment Corp.	530	5,194
U-Store-It Trust	550	5,857
UMH Properties, Inc.	550	5,874
Universal Health Realty Income Trust	140	5,769
Urstadt Biddle Properties, Inc. — Class A	310	5,499
Walter Investment Management Corp.	310	7,499
Washington Real Estate Investment Trust	180	5,764
Whitestone REIT	440	5,544
Winthrop Realty Trust	470	5,198

Total Real Estate Investment Trusts (REITs)		584,137

Real Estate Management & Development 0.1%
Avatar Holdings, Inc.*	355	5,432
Consolidated-Tomoka Land Co.	200	5,836
Forestar Group, Inc.*	340	5,542
Kennedy-Wilson Holdings, Inc.	470	5,659
Tejon Ranch Co.*	160	5,134

Total Real Estate Management & Development		27,603

Road & Rail 0.8%
Amerco, Inc.*	90	8,113
Arkansas Best Corp.	419	10,081
Avis Budget Group, Inc.*	520	7,857
Celadon Group, Inc.*	660	9,029
Covenant Transportation Group, Inc.*	1,130	6,633
Dollar Thrifty Automotive Group, Inc.*	110	7,924
Genesee & Wyoming, Inc. — Class A*	160	8,806
Heartland Express, Inc.	580	8,886
Knight Transportation, Inc.	560	8,814
Marten Transport Ltd.	440	9,051
Old Dominion Freight Line, Inc.*	259	9,596
Patriot Transportation Holding, Inc.*	375	8,689
Quality Distribution, Inc.*	720	8,280
RailAmerica, Inc.*	655	9,746
Roadrunner Transportation Systems, Inc.*	630	9,721
Saia, Inc.*	619	9,328
Swift Transportation Co.*	699	7,927
Universal Truckload Services, Inc.*	570	9,063
Werner Enterprises, Inc.	380	8,949
Zipcar, Inc.*	360	8,381

Total Road & Rail		174,874

Semiconductors & Semiconductor Equipment 2.5%
Advanced Analogic Technologies, Inc.*	1,389	8,403
Advanced Energy Industries, Inc.*	680	7,215
Alpha & Omega Semiconductor Ltd.*	640	7,194
Amkor Technology, Inc.*	1,419	7,563
Amtech Systems, Inc.*	450	8,077
Anadigics, Inc.*	2,748	8,629
Applied Micro Circuits Corp.*	979	6,177
ATMI, Inc.*	440	8,206
Axcelis Technologies, Inc.*	4,957	8,229
AXT, Inc.*	1,029	8,983
Brooks Automation, Inc.*	809	7,694
Cabot Microelectronics Corp.*	460	17,797
Cavium, Inc.*	215	7,415
CEVA, Inc.*	300	9,066
Cirrus Logic, Inc.*	580	8,804
Cohu, Inc.	655	8,201
Cymer, Inc.*	185	8,146
Diodes, Inc.*	340	8,007
DSP Group, Inc.*	980	7,438
Entegris, Inc.*	880	7,542
Entropic Communications, Inc.*	1,039	6,941
Exar Corp.*	1,389	9,181
Formfactor, Inc.*	959	8,813
FSI International, Inc.*	2,268	6,418
GSI Technology, Inc.*	1,259	8,083
GT Solar International, Inc.*	1,729	23,584
Hittite Microwave Corp.*	140	7,839
Inphi Corp.*	500	6,345
Integrated Device Technology, Inc.*	1,119	7,654
Integrated Silicon Solution, Inc.*	940	8,357
IXYS Corp.*	630	8,593
Kopin Corp.*	1,669	7,177
Kulicke & Soffa Industries, Inc.*	770	7,084
Lattice Semiconductor Corp.*	1,339	8,302
LTX-Credence Corp.*	940	6,759
MaxLinear, Inc. — Class A*	940	6,251
Micrel, Inc.	839	8,516
Microsemi Corp.*	419	8,317
Mindspeed Technologies, Inc.*	1,099	7,484
MIPS Technologies, Inc.*	1,259	9,040

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

MKS Instruments, Inc.	340	$8,483
Monolithic Power Systems, Inc.*	570	7,689
MoSys, Inc.*	1,609	8,576
Nanometrics, Inc.*	500	8,445
Netlogic Microsystems, Inc.*	220	7,601
NVE Corp.*	155	8,536
Omnivision Technologies, Inc.*	280	8,187
PDF Solutions, Inc.*	1,470	8,820
Pericom Semiconductor Corp.*	929	7,599
Photronics, Inc.*	1,009	7,547
PLX Technology, Inc.*	2,539	8,658
Power Integrations, Inc.	235	8,340
Rambus, Inc.*	580	8,050
RF Micro Devices, Inc.*	1,479	9,983
Rubicon Technology, Inc.*	509	7,492
Rudolph Technologies, Inc.*	810	6,958
Semtech Corp.*	330	7,689
Sigma Designs, Inc.*	1,039	8,883
Silicon Image, Inc.*	1,349	7,730
Spansion, Inc. — Class A*	450	8,181
Standard Microsystems Corp.*	360	8,518
Supertex, Inc.*	399	7,733
Tessera Technologies, Inc.*	509	7,996
TriQuint Semiconductor, Inc.*	780	5,866
Ultra Clean Holdings*	960	6,662
Ultratech, Inc.*	279	7,352
Veeco Instruments, Inc.*	170	6,764
Volterra Semiconductor Corp.*	360	9,277
Zoran Corp.*	990	8,217

Total Semiconductors & Semiconductor Equipment		571,356

Software 2.5%
Accelrys, Inc.*	1,220	8,869
ACI Worldwide, Inc.*	280	10,125
Actuate Corp.*	1,539	9,342
Advent Software, Inc.*	210	4,878
American Software, Inc. — Class A	1,060	9,074
Aspen Technology, Inc.*	540	8,370
Blackbaud, Inc.	310	7,874
Blackboard, Inc.*	210	9,148
Bottomline Technologies, Inc.*	360	8,384
BroadSoft, Inc.*	235	6,864
Callidus Software, Inc.*	1,589	8,167
CommVault Systems, Inc.*	200	7,744
Concur Technologies, Inc.*	170	7,725
Convio, Inc.*	789	8,016
Deltek, Inc.*	1,099	7,869
DemandTec, Inc.*	929	6,652
Digimarc Corp.*	279	11,079
Ebix, Inc.*	410	8,073
Ellie Mae, Inc.*	1,580	9,085
EPIQ Systems, Inc.	599	7,739
ePlus, Inc.*	345	9,153
Fair Isaac Corp.	190	5,653
FalconStor Software, Inc.*	1,979	8,510
Glu Mobile, Inc.*	1,869	9,382
Guidance Software, Inc.*	1,100	8,272
Interactive Intelligence Group*	250	9,502
JDA Software Group, Inc.*	280	7,829
Kenexa Corp.*	330	8,438
Magma Design Automation, Inc.*	1,060	7,886
Manhattan Associates, Inc.*	245	9,139
Mentor Graphics Corp.*	660	7,544
MicroStrategy, Inc. — Class A*	60	9,562
Monotype Imaging Holdings, Inc.*	599	8,206
Motricity, Inc.*	1,089	6,469
Netscout Systems, Inc.*	399	6,085
NetSuite, Inc.*	229	8,979
Opnet Technologies, Inc.	220	7,548
Parametric Technology Corp.*	380	7,900
Pegasystems, Inc.	205	8,274
Progress Software Corp.*	350	8,435
PROS Holdings, Inc.*	490	7,997
QAD, Inc. — Class A*	830	8,964
QLIK Technologies, Inc.*	259	7,850
Quest Software, Inc.*	380	7,212
Radiant Systems, Inc.*	419	11,812
RealD, Inc.*	350	5,418
RealPage, Inc.*	330	7,937
Renaissance Learning, Inc.	700	8,995
Rosetta Stone, Inc.*	610	8,418
S1 Corp.*	750	7,050
Smith Micro Software, Inc.*	1,999	7,116
SolarWinds, Inc.*	330	7,098
Sourcefire, Inc.*	300	7,374
SRS Labs, Inc.*	940	8,319
SS&C Technologies Holdings, Inc.*	440	8,149
SuccessFactors, Inc.*	265	7,155
Synchronoss Technologies, Inc.*	280	8,190
Take-Two Interactive Software, Inc.*	560	7,554
Taleo Corp. — Class A*	235	7,779
TeleCommunication Systems, Inc. — Class A*	1,809	9,190
TeleNav, Inc.*	520	5,216
THQ, Inc.*	2,429	6,473
TiVo, Inc.*	830	7,802
Tyler Technologies, Inc.*	330	8,412
Ultimate Software Group, Inc.*	160	8,701
VASCO Data Security International, Inc.*	699	6,766
Verint Systems, Inc.*	240	8,165
VirnetX Holding Corp.*	309	9,397
Wave Systems Corp. — Class A*	2,798	6,491
Websense, Inc.*	330	7,484

Total Software		562,327

Specialty Retail 2.6%
Aeropostale, Inc.*	460	7,751
America’s Car-Mart, Inc.*	280	9,475
Ann, Inc.*	300	7,782
Asbury Automotive Group, Inc.*	479	10,313
Ascena Retail Group, Inc.*	250	8,080
Barnes & Noble, Inc.	440	7,656
Bebe Stores, Inc.	1,349	9,996
Big 5 Sporting Goods Corp.	1,030	8,497
Body Central Corp.*	380	8,166
Brown Shoe Co., Inc.	800	8,080
Buckle, Inc.(The)	199	8,818
Build-A-Bear Workshop, Inc.*	1,289	7,979
Cabela’s, Inc.*	325	8,892
Casual Male Retail Group, Inc.*	1,979	8,332
Cato Corp.(The) — Class A	289	8,040
Charming Shoppes, Inc.*	2,039	8,360
Children’s Place Retail Stores, Inc.(The)*	185	8,939
Christopher & Banks Corp.	1,489	9,381
Citi Trends, Inc.*	539	7,562
Coldwater Creek, Inc.*	6,396	8,059
Collective Brands, Inc.*	560	6,597
Conn’s, Inc.*	1,089	8,962
Cost Plus, Inc.*	820	7,290
Destination Maternity Corp.	449	7,373
Express, Inc.	399	8,954
Finish Line, Inc.(The) — Class A	360	7,668

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Genesco, Inc.*	185	$9,583
GNC Holdings, Inc.*	2,468	62,194
Group 1 Automotive, Inc.	220	10,479
Haverty Furniture Cos., Inc.	759	8,417
hhgregg, Inc.*	559	6,892
Hibbett Sports, Inc.*	210	8,240
Hot Topic, Inc.	1,110	8,292
JOS A Bank Clothiers, Inc.*	170	8,723
Kirkland’s, Inc.*	670	7,229
Lithia Motors, Inc. — Class A	460	9,494
Lumber Liquidators Holdings, Inc.*	340	5,341
MarineMax, Inc.*	1,009	9,273
Men’s Wearhouse, Inc.(The)	250	8,197
Monro Muffler, Inc.	250	8,940
New York & Co., Inc.*	1,849	10,095
Office Depot, Inc.*	1,999	7,556
OfficeMax, Inc.*	1,089	7,710
Pacific Sunwear of California, Inc.*	3,197	8,920
Penske Automotive Group, Inc.	405	8,963
PEP Boys-Manny Moe & Jack	764	8,213
Pier 1 Imports, Inc.*	729	8,012
Rent-A-Center, Inc.	280	7,574
Rue21, Inc.*	270	8,875
Select Comfort Corp.*	490	8,242
Shoe Carnival, Inc.*	289	9,129
Sonic Automotive, Inc. — Class A	619	9,700
Stage Stores, Inc.	520	9,256
Stein Mart, Inc.	899	8,540
Syms Corp.*	770	8,039
Systemax, Inc.*	575	9,367
Talbots, Inc.*	2,268	7,847
Vitamin Shoppe, Inc.*	185	8,059
West Marine, Inc.*	810	8,302
Wet Seal, Inc.(The) — Class A*	1,830	8,949
Winmark Corp.	220	9,946
Zale Corp.*	1,660	9,313
Zumiez, Inc.*	339	9,007

Total Specialty Retail		587,910

Textiles, Apparel & Luxury Goods 1.0%
Carter’s, Inc.*	270	9,045
Cherokee, Inc.	490	7,771
Columbia Sportswear Co.	140	8,036
CROCS, Inc.*	340	10,652
Delta Apparel, Inc.*	490	9,638
G-III Apparel Group Ltd.*	235	7,255
Iconix Brand Group, Inc.*	350	8,166
Jones Group, Inc.(The)	779	10,080
K-Swiss, Inc. — Class A*	770	8,208
Kenneth Cole Productions, Inc. — Class A*	690	8,804
Liz Claiborne, Inc.*	1,419	9,082
Maidenform Brands, Inc.*	300	7,755
Movado Group, Inc.	490	7,928
Oxford Industries, Inc.	250	9,795
Perry Ellis International, Inc.*	340	7,946
Quiksilver, Inc.*	1,798	9,458
RG Barry Corp.	740	8,414
Skechers U.S.A., Inc. — Class A*	580	9,657
Steven Madden Ltd.*	230	8,763
Timberland Co.(The) — Class A*	190	8,130
True Religion Apparel, Inc.*	300	10,107
Unifi, Inc.*	1,569	20,130
Vera Bradley, Inc.*	215	7,798
Warnaco Group, Inc.(The)*	160	8,528
Wolverine World Wide, Inc.	210	7,953

Total Textiles, Apparel & Luxury Goods		229,099

Thrifts & Mortgage Finance 1.0%
Abington Bancorp, Inc.	560	5,550
Astoria Financial Corp.	430	5,010
Bank Mutual Corp.	1,509	5,598
BankFinancial Corp.	649	5,289
Beneficial Mutual Bancorp, Inc.*	680	5,324
Berkshire Hills Bancorp, Inc.	265	5,809
BofI Holding, Inc.*	380	5,318
Brookline Bancorp, Inc.	610	5,216
Charter Financial Corp.	580	5,620
Clifton Savings Bancorp, Inc.	530	5,380
Dime Community Bancshares, Inc.	410	5,760
Doral Financial Corp.*	3,238	5,667
ESB Financial Corp.	430	5,753
ESSA Bancorp, Inc.	460	5,290
Federal Agricultural Mortgage Corp. — Class C	270	5,454
First Defiance Financial Corp.*	390	5,717
First Financial Holdings, Inc.	560	4,654
First Pactrust Bancorp, Inc.	350	5,180
Flagstar Bancorp, Inc.*	4,207	3,072
Flushing Financial Corp.	450	5,544
Fox Chase Bancorp, Inc.	410	5,482
Franklin Financial Corp.*	479	5,772
Home Federal Bancorp, Inc.	500	5,345
Kearny Financial Corp.	600	5,622
Meridian Interstate Bancorp, Inc.*	450	6,021
MGIC Investment Corp.*	869	3,459
Northwest Bancshares, Inc.	460	5,653
OceanFirst Financial Corp.	429	5,770
Ocwen Financial Corp.*	450	5,800
Oritani Financial Corp.	449	5,810
PMI Group, Inc.(The)*	4,727	4,727
Provident Financial Services, Inc.	410	5,683
Provident New York Bancorp	669	5,044
Radian Group, Inc.	1,349	4,276
Rockville Financial, Inc.	580	5,887
Roma Financial Corp.	570	5,569
Territorial Bancorp, Inc.	280	5,846
TrustCo Bank Corp. NY	1,080	4,990
United Financial Bancorp, Inc.	360	5,612
ViewPoint Financial Group	410	5,338
Walker & Dunlop, Inc.*	435	5,625
Westfield Financial, Inc.	679	5,500
WSFS Financial Corp.	140	5,559

Total Thrifts & Mortgage Finance		230,595

Tobacco 0.9%
Alliance One International, Inc.*	16,709	54,973
Star Scientific, Inc.*	11,033	44,794
Universal Corp.	1,369	50,270
Vector Group Ltd.	2,828	49,518

Total Tobacco		199,555

Trading Companies & Distributors 0.9%
Aceto Corp.	3,089	18,843
Aircastle Ltd.	750	8,588
Applied Industrial Technologies, Inc.	270	8,618
Beacon Roofing Supply, Inc.*	899	19,221
CAI International, Inc.*	440	7,722
DXP Enterprises, Inc.*	390	10,604
Essex Rental Corp.*	1,389	7,667
H&E Equipment Services, Inc.*	680	8,160
Houston Wire & Cable Co.	620	9,864
Interline Brands, Inc.*	1,059	17,717
Kaman Corp.	270	9,617
RSC Holdings, Inc.*	790	9,433

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Rush Enterprises, Inc. — Class A*	509	$10,175
SeaCube Container Leasing Ltd.	559	8,111
TAL International Group, Inc.	280	8,663
Textainer Group Holdings Ltd.	310	8,045
Titan Machinery, Inc.*	320	8,451
United Rentals, Inc.*	390	8,974
Watsco, Inc.	310	18,346

Total Trading Companies & Distributors		206,819

Water Utilities 1.1%
American States Water Co.	1,268	43,353
California Water Service Group	2,339	42,827
Connecticut Water Service, Inc.	1,679	42,529
Middlesex Water Co.	2,278	41,665
SJW Corp.	1,828	42,995
York Water Co.(The)	2,488	42,395

Total Water Utilities		255,764

Wireless Telecommunication Services 0.9%
Leap Wireless International, Inc.*	2,587	34,821
NTELOS Holdings Corp.	2,128	41,326
Pendrell Corp.*	14,541	40,715
Shenandoah Telecom Co.	2,408	38,191
USA Mobility, Inc.	2,718	44,874

Total Wireless Telecommunication Services		199,927

Total Common Stocks (Cost $22,563,243)		22,469,874

	Face
	Amount

CORPORATE BONDS 0.0%(a)

Investment Management/Advisory Services 0.0%(a)
GAMCO Investors, Inc. 0.00% 2015(b)	$100	67

Total Investment Management/Advisory Services		67

Total Corporate Bonds (Cost $100)		67

	Shares

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	16,891	16,891

Total Short Term Investments (Cost $16,891)		16,891

Total Investments 99.9%(c) (Cost $22,580,234)		22,486,832

Other Assets in Excess of Liabilities — 0.1%		19,266

Net Assets — 100.0%		$22,506,098

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Values determined based on Level 2 inputs. (Note G)

(c)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

RYDEX MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.1%

Aerospace & Defense 0.9%
BAE Systems PLC	3,603	$17,980
Cobham PLC	5,273	17,631
European Aeronautic Defence and Space Co. NV	616	21,422
Finmeccanica SpA	1,620	12,478
Rolls-Royce Holdings PLC*	1,891	20,254
Safran SA	492	20,524
Singapore Technologies Engineering Ltd.	8,000	20,071
Thales SA	470	20,130

Total Aerospace & Defense		150,490

Air Freight & Logistics 0.5%
Deutsche Post AG	1,060	18,766
TNT Express NV*	1,859	18,833
Toll Holdings Ltd.	3,543	17,630
Yamato Holdings Co., Ltd.	1,200	20,552

Total Air Freight & Logistics		75,781

Airlines 0.8%
Air France-KLM*	1,179	14,276
All Nippon Airways Co., Ltd.	8,000	27,050
Cathay Pacific Airways Ltd.	8,000	18,536
Deutsche Lufthansa AG	916	18,494
International Consolidated Airlines Group SA*	5,033	19,549
Qantas Airways Ltd.*	8,775	17,784
Ryanair Holdings PLC ADR	676	18,380

Total Airlines		134,069

Auto Components 1.5%
Aisin Seiki Co., Ltd.	400	15,411
Bridgestone Corp.	800	19,837
Cie Generale des Etablissements Michelin	216	18,208
Continental AG*	196	19,603
Denso Corp.	400	14,271
NOK Corp.	1,200	22,340
Nokian Renkaat OYJ	410	19,242
Pirelli & C SpA	2,023	21,047
Stanley Electric Co., Ltd.	1,200	20,397
Sumitomo Rubber Industries Ltd.	1,600	20,666
Toyoda Gosei Co., Ltd.	800	17,577
Toyota Boshoku Corp.	1,200	20,179
Toyota Industries Corp.	800	26,200

Total Auto Components		254,978

Automobiles 2.0%
Bayerische Motoren Werke AG	224	22,474
Daimler AG	284	20,675
Fiat SpA	1,883	18,684
Fuji Heavy Industries Ltd.	4,000	32,128
Honda Motor Co., Ltd.	400	15,961
Isuzu Motors Ltd.	4,000	19,899
Mazda Motor Corp.*	8,000	22,075
Mitsubishi Motors Corp.*	16,000	20,935
Nissan Motor Co., Ltd.	2,000	21,298
Peugeot SA	470	17,925
Porsche Automobil Holding SE	288	22,216
Renault SA	352	18,850
Suzuki Motor Corp.	800	18,562
Toyota Motor Corp.	400	16,349
Volkswagen AG	112	22,444
Yamaha Motor Co., Ltd.*	1,200	23,210

Total Automobiles		333,685

Beverages 1.4%
Anheuser-Busch InBev NV	332	19,179
Asahi Breweries Ltd.	1,200	25,371
Carlsberg A/S	172	16,918
Coca-Cola Amatil Ltd.	1,564	19,413
Coca-Cola West Co., Ltd.	1,200	23,941
Diageo PLC	928	18,965
Foster’s Group Ltd.	4,197	23,281
Heineken Holding NV	375	19,109
Heineken NV	328	19,457
Pernod-Ricard SA	196	19,468
SABMiller PLC	536	20,104

Total Beverages		225,206

Biotechnology 0.3%
Actelion Ltd.*	359	18,264
CSL Ltd.	544	18,339
Grifols SA*	980	21,469

Total Biotechnology		58,072

Building Products 0.9%
Assa Abloy AB	716	18,400
Cie de St-Gobain	308	17,881
Daikin Industries Ltd.	400	14,194
Geberit AG*	80	18,899
JS Group Corp.	800	19,971
Nippon Sheet Glass Co., Ltd.	8,000	25,495
TOTO Ltd.	4,000	31,196

Total Building Products		146,036

Capital Markets 1.8%
3i Group PLC	4,145	18,255
Credit Suisse Group AG*	454	16,393
Daiwa Securities Group, Inc.	4,000	17,412
Deutsche Bank AG	336	18,599
GAM Holding AG*	1,032	16,039
ICAP PLC	2,468	18,141
Investec PLC	2,382	18,796
Julius Baer Group Ltd.*	446	19,018
Macquarie Group Ltd.	548	16,596
Man Group PLC	4,705	17,207
Mediobanca SpA	1,827	16,868
Mizuho Securities Co., Ltd.*	8,000	19,484
Nomura Holdings, Inc.	4,000	19,484
Ratos AB	956	17,369
SBI Holdings, Inc.	212	20,791
Schroders PLC	732	19,562
UBS AG*	1,036	17,232

Total Capital Markets		307,246

Chemicals 5.4%
Air Liquide SA	144	19,855
Akzo Nobel NV	280	17,177
Arkema SA	188	18,411
Asahi Kasei Corp.	4,000	28,242
BASF SE	220	19,986
Daicel Chemical Industries Ltd.	4,000	28,605
Denki Kagaku Kogyo KK	4,000	19,329
Givaudan SA*	16	17,529
Hitachi Chemical Co., Ltd.	800	15,898
Incitec Pivot Ltd.	4,741	20,571
Israel Chemicals Ltd.	1,234	20,949
Israel Corp., Ltd.(The)	20	21,894
Johnson Matthey PLC	592	19,824
JSR Corp.	1,200	24,501
K+S AG	252	20,196
Kaneka Corp.	4,000	25,651

RYDEX MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Kansai Paint Co., Ltd.	4,000	$36,896
Koninklijke DSM NV	300	17,078
Kuraray Co., Ltd.	1,200	18,127
Lanxess AG	236	19,046
Linde AG	120	21,555
Makhteshim-Agan Industries Ltd.*	3,754	20,756
Mitsubishi Chemical Holdings Corp.	2,000	15,624
Mitsubishi Gas Chemical Co., Inc.	4,000	31,144
Mitsui Chemicals, Inc.	8,000	30,470
Nitto Denko Corp.	400	19,277
Novozymes A/S	120	19,603
Orica Ltd.	716	20,221
Shin-Etsu Chemical Co., Ltd.	400	21,583
Showa Denko KK	8,000	16,686
Sika AG	8	18,736
Solvay SA	136	20,501
Sumitomo Chemical Co., Ltd.	4,000	20,313
Syngenta AG*	56	17,975
Taiyo Nippon Sanso Corp.	4,000	31,248
Teijin Ltd.	4,000	17,878
Toray Industries, Inc.	4,000	31,040
Tosoh Corp.	4,000	16,997
Ube Industries Ltd.	8,000	27,154
Umicore SA	367	18,785
Wacker Chemie AG	92	17,477
Yara International ASA	336	19,216

Total Chemicals		904,004

Commercial Banks 7.0%
Australia & New Zealand Banking Group Ltd.	836	19,128
Banca Carige SpA	8,294	17,210
Banca Monte dei Paschi di Siena SpA	16,243	12,219
Banco Bilbao Vizcaya Argentaria SA	1,748	18,460
Banco Comercial Portugues SA*	29,419	13,613
Banco de Sabadell SA	4,673	17,520
Banco Espirito Santo SA	5,145	19,533
Banco Popolare SC	7,764	14,950
Banco Popular Espanol SA	3,491	18,115
Banco Santander SA	1,732	18,231
Bank Hapoalim BM	3,914	19,499
Bank Leumi Le-Israel BM	4,093	19,168
Bank of East Asia Ltd.	4,800	18,536
Bank of Yokohama Ltd.(The)	4,000	19,588
Bankinter SA	2,958	18,333
Barclays PLC	4,325	15,832
Bendigo and Adelaide Bank Ltd.	2,055	19,955
BNP Paribas	256	16,725
BOC Hong Kong Holdings Ltd.	6,000	17,936
CaixaBank	2,739	15,874
Chiba Bank Ltd.(The)	4,000	25,340
Chuo Mitsui Trust Holdings, Inc.	4,000	14,717
Commerzbank AG*	4,439	16,955
Commonwealth Bank of Australia	363	19,646
Credit Agricole SA	1,314	16,273
Danske Bank A/S*	936	18,142
Dexia SA*	6,069	16,134
DnB NOR ASA	1,322	19,257
Erste Group Bank AG	399	19,145
Fukuoka Financial Group, Inc.	4,000	16,997
Gunma Bank Ltd.(The)	4,000	21,246
Hang Seng Bank Ltd.	1,200	18,859
HSBC Holdings PLC	1,891	18,454
Intesa Sanpaolo SpA	7,804	18,122
Israel Discount Bank Ltd. — Class A*	10,375	20,204
Joyo Bank Ltd.(The)	4,000	16,790
KBC Groep NV	478	16,952
Lloyds Banking Group PLC*	22,580	16,068
Mitsubishi UFJ Financial Group, Inc.	4,400	22,345
Mizrahi Tefahot Bank Ltd.	1,851	19,586
Mizuho Financial Group, Inc.	12,400	20,402
National Australia Bank Ltd.	704	18,559
National Bank of Greece SA ADR	15,079	19,753
Natixis	3,579	16,345
Nordea Bank AB	1,724	18,340
Oversea-Chinese Banking Corp., Ltd.	4,000	33,063
Raiffeisen Bank International AG	363	18,223
Resona Holdings, Inc.	4,400	21,775
Royal Bank of Scotland Group PLC*	28,205	16,524
Shinsei Bank Ltd.	20,000	25,392
Shizuoka Bank Ltd.(The)	4,000	37,570
Skandinaviska Enskilda Banken AB — Class A	2,202	16,795
Societe Generale	324	16,172
Standard Chartered PLC	744	19,027
Sumitomo Mitsui Financial Group, Inc.	800	25,226
Suruga Bank Ltd.	4,000	34,720
Svenska Handelsbanken AB	592	18,630
Swedbank AB	1,076	18,867
UniCredit SpA	8,939	16,057
Unione di Banche Italiane SCPA	2,575	12,418
Westpac Banking Corp.	840	18,841

Total Commercial Banks		1,164,356

Commercial Services & Supplies 1.2%
Aggreko PLC	639	20,275
Babcock International Group PLC	1,720	19,044
Brambles Ltd.	2,515	19,145
Edenred	680	19,602
G4S PLC	4,233	19,053
Secom Co., Ltd.	400	19,977
Securitas AB	1,831	18,622
Serco Group PLC	2,134	18,916
Societe BIC SA	212	20,045
Toppan Printing Co., Ltd.	4,000	31,610

Total Commercial Services & Supplies		206,289

Communications Equipment 0.3%
Alcatel-Lucent*	3,467	13,726
Nokia OYJ	2,382	13,883
Telefonaktiebolaget LM Ericsson	1,330	16,721

Total Communications Equipment		44,330

Computers & Peripherals 0.4%
Fujitsu Ltd.	4,000	23,527
Seiko Epson Corp.	1,200	20,443
Toshiba Corp.	4,000	20,728

Total Computers & Peripherals		64,698

Construction & Engineering 1.7%
ACS Actividades de Construccion y Servicios SA	418	17,711
Balfour Beatty PLC	3,746	18,669
Bouygues SA	434	16,458
Eiffage SA	300	16,453
Ferrovial SA	1,600	20,465
Fomento de Construcciones y Contratas SA	664	18,291
Hochtief AG	236	18,995
Kajima Corp.	8,000	24,770
Koninklijke Boskalis Westminster NV	443	18,706
Leighton Holdings Ltd.	788	18,272
Obayashi Corp.	4,000	18,448
Shimizu Corp.	4,000	17,671
Skanska AB	1,068	17,372

2

RYDEX MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Taisei Corp.	8,000	$19,070
Vinci SA	316	18,400

Total Construction & Engineering		279,751

Construction Materials 0.9%
Boral Ltd.	4,065	18,620
CRH PLC ADR	900	17,847
Fletcher Building Ltd.	2,723	19,344
HeidelbergCement AG	292	16,134
Holcim Ltd.*	248	17,053
Imerys SA	276	19,000
James Hardie Industries SE*	3,202	20,154
Lafarge SA	292	15,685

Total Construction Materials		143,837

Consumer Finance 0.3%
Aeon Credit Service Co., Ltd.	1,600	22,490
Credit Saison Co., Ltd.	1,200	20,396

Total Consumer Finance		42,886

Containers & Packaging 0.4%
Amcor Ltd.	2,559	19,789
Rexam PLC	3,034	18,502
Toyo Seikan Kaisha Ltd.	1,200	20,987

Total Containers & Packaging		59,278

Distributors 0.2%
Li & Fung Ltd.	16,000	26,603

Total Distributors		26,603

Diversified Consumer Services 0.1%
Benesse Holdings, Inc.	400	17,282

Total Diversified Consumer Services		17,282

Diversified Financial Services 1.8%
ASX Ltd.	568	18,630
Deutsche Boerse AG	252	18,700
Eurazeo	256	17,468
Exor SpA	596	17,977
Groupe Bruxelles Lambert SA	220	18,595
Hong Kong Exchanges and Clearing Ltd.	800	16,514
Industrivarden AB	1,127	16,849
ING Groep NV*	1,664	17,982
Investor AB	832	18,084
Kinnevik Investment AB	812	18,718
London Stock Exchange Group PLC	1,203	19,688
Mitsubishi UFJ Lease & Finance Co., Ltd.	520	22,433
ORIX Corp.	200	21,609
Pargesa Holding SA	208	18,459
Pohjola Bank PLC	1,438	17,554
Singapore Exchange Ltd.	4,000	24,823

Total Diversified Financial Services		304,083

Diversified Telecommunication Services 2.7%
Belgacom SA	568	19,855
Bezeq The Israeli Telecommunication Corp., Ltd.	7,776	19,003
BT Group PLC	6,033	19,905
Deutsche Telekom AG	1,350	21,029
Elisa OYJ	904	19,460
France Telecom SA	872	18,094
Iliad SA	152	19,527
Inmarsat PLC	1,979	17,542
Koninklijke KPN NV	1,354	19,352
Nippon Telegraph & Telephone Corp.	400	19,692
PCCW Ltd.	52,000	22,683
Portugal Telecom SGPS SA	1,716	14,884
Singapore Telecommunications Ltd.	8,000	22,330
Swisscom AG	44	21,185
TDC A/S*	2,186	20,334
Tele2 AB	1,016	21,632
Telecom Corp. of New Zealand Ltd.	9,870	22,639
Telecom Italia SpA	14,165	17,862
Telefonica SA	828	18,502
Telekom Austria AG	1,532	18,781
Telenor ASA	1,183	19,775
TeliaSonera AB	2,563	19,589
Telstra Corp., Ltd.	6,073	19,946

Total Diversified Telecommunication Services		453,601

Electric Utilities 2.4%
Acciona SA	188	19,524
Cheung Kong Infrastructure Holdings Ltd.	4,000	23,042
Chubu Electric Power Co., Inc.	1,200	20,552
Chugoku Electric Power Co., Inc.(The)	1,200	19,339
CLP Holdings Ltd.	2,000	18,475
E.ON AG	704	19,444
EDF SA	482	18,331
EDP — Energias de Portugal SA	5,333	18,546
Enel SpA	2,910	16,810
Fortum OYJ	596	15,802
Hokkaido Electric Power Co., Inc.	1,200	18,375
Hokuriku Electric Power Co.	1,200	21,454
Hongkong Electric Holdings Ltd.	2,000	16,550
Iberdrola SA	3,624	29,522
Kansai Electric Power Co., Inc.(The)	1,200	20,179
Kyushu Electric Power Co., Inc.	1,200	18,873
Red Electrica Corp. SA	332	18,146
Scottish & Southern Energy PLC	872	18,708
Shikoku Electric Power Co., Inc.	800	17,443
Terna Rete Elettrica Nazionale SpA	4,065	18,447
Verbund AG	446	18,246

Total Electric Utilities		405,808

Electrical Equipment 1.7%
ABB Ltd.*	740	17,819
Alstom SA	328	17,324
Bekaert SA	192	11,708
Fuji Electric Holdings Co., Ltd.	8,000	26,014
Furukawa Electric Co., Ltd.	4,000	17,204
GS Yuasa Corp.	4,000	27,776
Legrand SA	462	18,001
Mabuchi Motor Co., Ltd.	400	20,676
Nidec Corp.	400	39,694
Prysmian SpA	960	17,810
Schneider Electric SA	124	18,024
Sumitomo Electric Industries Ltd.	1,200	17,940
Ushio, Inc.	1,200	22,557
Vestas Wind Systems A/S*	680	15,030

Total Electrical Equipment		287,577

Electronic Equipment, Instruments & Components 1.8%
Citizen Holdings Co., Ltd.	3,600	21,640
Foxconn International Holdings Ltd.*	36,000	16,396
FUJIFILM Holdings Corp.	800	24,179
Hamamatsu Photonics KK	400	17,982
Hitachi High-Technologies Corp.	800	17,287
Hitachi Ltd.	4,000	24,822
Hoya Corp.	800	19,412
Ibiden Co., Ltd.	800	24,242
Murata Manufacturing Co., Ltd.	400	25,962
Omron Corp.	800	22,500
Shimadzu Corp.	4,000	37,051
TDK Corp.	400	20,676
Yokogawa Electric Corp.*	2,400	21,236

Total Electronic Equipment, Instruments & Components		293,385

3

RYDEX MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Energy Equipment & Services 1.4%
Aker Solutions ASA	924	$16,234
AMEC PLC	1,032	17,855
Cie Generale de Geophysique — Veritas*	532	17,996
Fugro NV	257	19,891
Petrofac Ltd.	752	17,294
Saipem SpA	375	19,604
SBM Offshore NV	752	18,182
Seadrill Ltd.	552	19,253
Subsea 7 SA*	744	19,634
Technip SA	184	20,190
Tenaris SA	816	17,976
Transocean Ltd.	280	17,115
WorleyParsons Ltd.	624	18,856

Total Energy Equipment & Services		240,080

Food & Staples Retailing 2.1%
Aeon Co., Ltd.	1,600	20,127
Carrefour SA	450	13,321
Casino Guichard Perrachon SA	188	17,177
Colruyt SA	348	16,953
Delhaize Group SA	240	17,285
Distribuidora Internacional de Alimentacion SA*	450	1,908
FamilyMart Co., Ltd.	400	15,064
J Sainsbury PLC	3,475	17,347
Jeronimo Martins SGPS SA	1,060	20,769
Kesko OYJ	399	15,521
Koninklijke Ahold NV	1,390	18,552
Lawson, Inc.	400	21,583
Metcash Ltd.	4,634	21,175
Metro AG	300	16,612
Olam International Ltd.	8,000	17,545
Seven & I Holdings Co., Ltd.	800	22,749
Tesco PLC	2,863	18,021
Wesfarmers Ltd.	560	18,036
WM Morrison Supermarkets PLC	3,894	18,594
Woolworths Ltd.	676	20,004

Total Food & Staples Retailing		348,343

Food Products 1.7%
Aryzta AG	356	19,467
Associated British Foods PLC	1,119	19,673
Danone	276	19,751
Golden Agri-Resources Ltd.	36,000	21,832
MEIJI Holdings Co., Ltd.	400	17,541
Nestle SA	304	19,381
Nisshin Seifun Group, Inc.	2,000	25,521
Nissin Foods Holdings Co., Ltd.	400	15,209
Parmalat SpA	5,317	13,852
Suedzucker AG	632	22,341
Unilever NV	612	19,919
Unilever PLC	616	19,698
Wilmar International Ltd.	4,000	19,572
Yakult Honsha Co., Ltd.	800	22,822

Total Food Products		276,579

Gas Utilities 0.8%
Enagas	852	19,467
Gas Natural SDG SA	1,028	20,733
Hong Kong & China Gas Co., Ltd.	8,000	19,583
Osaka Gas Co., Ltd.	4,000	15,805
Snam Rete Gas SpA	3,373	19,495
Toho Gas Co., Ltd.	4,000	21,868
Tokyo Gas Co., Ltd.	4,000	19,018

Total Gas Utilities		135,969

Health Care Equipment & Supplies 1.4%
Cie Generale d’Optique Essilor International SA	248	19,925
Cochlear Ltd.	232	18,060
Coloplast A/S	136	20,931
Getinge AB	716	19,309
Olympus Corp.	800	28,449
Smith & Nephew PLC	1,760	18,519
Sonova Holding AG*	188	17,782
Straumann Holding AG	72	16,406
Synthes, Inc.	112	20,163
Sysmex Corp.	400	15,261
Terumo Corp.	400	22,438
William Demant Holding A/S*	208	18,253

Total Health Care Equipment & Supplies		235,496

Health Care Providers & Services 1.0%
Alfresa Holdings Corp.	400	16,323
Celesio AG	836	16,116
Fresenius Medical Care AG & Co. KGaA	276	21,191
Fresenius SE & Co. KGaA	192	20,568
Medipal Holdings Corp.	2,400	22,635
Miraca Holdings, Inc.	400	16,764
Ramsay Health Care Ltd.	1,004	19,278
Sonic Healthcare Ltd.	1,512	20,163
Suzuken Co., Ltd.	800	20,044

Total Health Care Providers & Services		173,082

Hotels, Restaurants & Leisure 2.3%
Accor SA	434	19,190
Autogrill SpA	1,552	20,473
Carnival PLC	492	17,089
Compass Group PLC	2,031	19,153
Crown Ltd.	2,114	20,713
Echo Entertainment Group Ltd.*	2,922	12,871
Galaxy Entertainment Group Ltd.*	8,000	20,733
Genting Singapore PLC*	12,000	18,941
Intercontinental Hotels Group PLC	932	18,481
Oriental Land Co., Ltd.	400	37,414
Sands China Ltd.*	8,000	24,068
Shangri-La Asia Ltd.	8,000	20,630
SJM Holdings Ltd.	8,000	20,137
Sodexo	260	19,914
TABCORP Holdings Ltd.	2,338	8,270
Tatts Group Ltd.	7,975	20,324
TUI AG*	1,811	16,801
TUI Travel PLC	5,085	16,277
Whitbread PLC	736	18,799
Wynn Macau Ltd.	4,800	16,750

Total Hotels, Restaurants & Leisure		387,028

Household Durables 1.4%
Casio Computer Co., Ltd.	2,800	19,805
Electrolux AB	748	14,100
Husqvarna AB	2,515	14,517
Panasonic Corp.	1,600	19,132
Rinnai Corp.	400	30,885
Sekisui Chemical Co., Ltd.	4,000	36,948
Sekisui House Ltd.	4,000	38,088
Sharp Corp.	4,000	36,844
Sony Corp.	800	20,179

Total Household Durables		230,498

Household Products 0.3%
Henkel AG & Co. KGaA	280	18,919
Reckitt Benckiser Group PLC	348	19,748
Unicharm Corp.	400	18,033

Total Household Products		56,700

4

RYDEX MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Independent Power Producers & Energy Traders 0.5%
EDP Renovaveis SA*	2,890	$18,771
Electric Power Development Co., Ltd.	800	21,153
Enel Green Power SpA	7,155	17,901
International Power PLC	3,762	18,878

Total Independent Power Producers & Energy Traders		76,703

Industrial Conglomerates 1.1%
Delek Group Ltd.	84	18,878
Fraser and Neave Ltd.	4,000	19,938
Keppel Corp., Ltd.	4,000	36,785
Koninklijke Philips Electronics NV	724	18,051
Orkla ASA	2,142	20,126
SembCorp Industries Ltd.	4,000	16,847
Siemens AG	152	19,523
Smiths Group PLC	976	18,184
Wendel SA	164	18,926

Total Industrial Conglomerates		187,258

Insurance 4.2%
Admiral Group PLC	708	18,002
Aegon NV*	2,863	16,522
Ageas	7,267	14,985
AIA Group Ltd.*	5,600	20,584
Allianz SE	144	18,843
AMP Ltd.	3,559	17,827
Assicurazioni Generali SpA	924	17,607
Aviva PLC	2,767	18,114
AXA SA	948	17,860
Baloise Holding AG	188	18,736
CNP Assurances	992	19,159
Dai-ichi Life Insurance Co., Ltd.(The)	12	16,961
Delta Lloyd NV	864	18,971
Gjensidige Forsikring ASA	1,564	18,492
Hannover Rueckversicherung AG	379	19,734
Insurance Australia Group Ltd.	5,197	18,724
Legal & General Group PLC	10,299	18,968
Mapfre SA	5,245	18,684
MS&AD Insurance Group Holdings	800	20,023
Muenchener Rueckversicherungs AG	132	19,547
NKSJ Holdings, Inc.	4,000	26,428
Old Mutual PLC	9,202	19,199
Prudential PLC	1,628	18,439
QBE Insurance Group Ltd.	1,056	19,023
Resolution Ltd.	3,838	17,401
RSA Insurance Group PLC	8,751	18,890
Sampo OYJ	612	18,706
SCOR SE	724	18,701
Sony Financial Holdings, Inc.	1,200	21,562
Standard Life PLC	5,701	18,539
Suncorp Group Ltd.	2,194	17,834
Swiss Life Holding AG*	120	17,874
Swiss Re Ltd.*	332	18,664
T&D Holdings, Inc.	800	19,588
Tokio Marine Holdings, Inc.	800	23,578
Tryg A/S	328	17,934
Zurich Financial Services AG*	76	18,118

Total Insurance		698,821

Internet & Catalog Retail 0.2%
Home Retail Group PLC	5,569	12,396
Rakuten, Inc.	20	20,287

Total Internet & Catalog Retail		32,683

Internet Software & Services 0.5%
DeNA Co., Ltd.	400	19,925
Gree, Inc.*	800	18,313
United Internet AG	1,016	20,688
Yahoo Japan Corp.	60	21,236

Total Internet Software & Services		80,162

IT Services 1.1%
Amadeus IT Holding SA	980	19,786
Atos Origin SA	336	18,560
Cap Gemini SA	348	17,190
Computershare Ltd.	1,971	17,775
Indra Sistemas SA	944	18,761
Itochu Techno-Solutions Corp.	400	15,779
Nomura Research Institute Ltd.	800	19,049
NTT Data Corp.	8	27,724
Otsuka Corp.	400	26,532

Total IT Services		181,156

Leisure Equipment & Products 0.8%
Namco Bandai Holdings, Inc.	1,600	20,210
Nikon Corp.	800	18,780
Sankyo Co., Ltd.	400	21,298
Sega Sammy Holdings, Inc.	1,200	25,760
Shimano, Inc.	400	21,013
Yamaha Corp.	1,600	18,966

Total Leisure Equipment & Products		126,027

Life Sciences Tools & Services 0.2%
Lonza Group AG*	228	19,453
QIAGEN NV*	1,004	16,938

Total Life Sciences Tools & Services		36,391

Machinery 4.8%
Alfa Laval AB	912	19,056
Amada Co., Ltd.	4,000	31,040
Atlas Copco AB	756	17,870
Cosco Corp. Singapore Ltd.	12,000	17,745
Fiat Industrial SpA*	1,500	19,841
GEA Group AG	596	20,782
Hexagon AB	744	15,145
Hino Motors Ltd.	4,000	24,822
Hitachi Construction Machinery Co., Ltd.	800	18,054
IHI Corp.	8,000	21,557
Invensys PLC	3,934	19,935
Japan Steel Works Ltd.(The)	4,000	28,035
JTEKT Corp.	1,600	23,526
Kawasaki Heavy Industries Ltd.	4,000	14,665
Komatsu Ltd.	800	24,946
Kone OYJ	320	18,577
Kubota Corp.	4,000	36,430
Kurita Water Industries Ltd.	800	23,205
Makita Corp.	400	18,811
MAN SE	140	16,666
Metso OYJ	344	16,881
Minebea Co., Ltd.	4,000	20,365
Mitsubishi Heavy Industries Ltd.	4,000	18,655
Mitsui Engineering & Shipbuilding Co., Ltd.	8,000	16,997
Nabtesco Corp.	800	20,231
NTN Corp.	4,000	24,148
Sandvik AB	1,056	16,859
Scania AB	816	15,886
Schindler Holding AG	160	18,858
SembCorp Marine Ltd.	4,000	17,944
SKF AB	672	17,717
Sulzer AG	108	15,730
Sumitomo Heavy Industries Ltd.	4,000	28,035
THK Co., Ltd.	800	20,635
Vallourec SA	160	16,352
Volvo AB	1,107	17,884
Wartsila OYJ	552	15,936

5

RYDEX MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Weir Group PLC (The)	604	$21,039
Yangzijiang Shipbuilding Holdings Ltd.	16,000	19,340

Total Machinery		790,200

Marine 0.7%
AP Moller — Maersk A/S	4	30,720
Kawasaki Kisen Kaisha Ltd.	4,000	13,111
Kuehne + Nagel International AG	124	17,368
Mitsui OSK Lines Ltd.	4,000	20,987
Neptune Orient Lines Ltd.	12,000	14,355
Nippon Yusen KK	4,000	14,665
Orient Overseas International Ltd.	2,000	11,380

Total Marine		122,586

Media 2.9%
Axel Springer AG	462	20,481
British Sky Broadcasting Group PLC	1,426	16,666
Dentsu, Inc.	800	24,957
Eutelsat Communications	446	19,249
Fairfax Media Ltd.	17,307	16,730
ITV PLC*	17,119	19,657
Kabel Deutschland Holding AG*	296	16,701
Lagardere SCA	482	18,784
Mediaset Espana Communicacion SA	2,230	20,957
Mediaset SpA	3,746	16,106
Metropole Television SA	856	19,589
Modern Times Group AB	280	19,004
Pearson PLC	1,060	20,427
ProSiebenSat.1 Media AG	764	19,767
Publicis Groupe SA	359	18,311
Reed Elsevier NV	1,480	19,779
Reed Elsevier PLC	2,170	19,734
Sanoma OYJ	1,048	18,418
SES SA	752	20,354
Singapore Press Holdings Ltd.	8,000	26,185
Societe Television Francaise 1	1,107	21,181
Toho Co., Ltd.	1,200	20,847
Vivendi SA	728	17,476
Wolters Kluwer NV	884	18,381
WPP PLC	1,596	18,195

Total Media		487,936

Metals & Mining 5.2%
Acerinox SA	1,044	17,290
Alumina Ltd.	8,079	19,346
Anglo American PLC	395	18,803
Antofagasta PLC	908	21,016
ArcelorMittal	600	18,800
BHP Billiton Ltd.	414	18,836
BHP Billiton PLC	500	18,656
BlueScope Steel Ltd.	12,780	16,004
Boliden AB	1,024	17,728
Daido Steel Co., Ltd.	4,000	28,397
Eramet	60	16,753
Eurasian Natural Resources Corp. PLC	1,390	17,626
Fortescue Metals Group Ltd.	2,867	19,872
Fresnillo PLC	844	24,384
Glencore International PLC*	2,274	17,757
Iluka Resources Ltd.	1,175	22,922
JFE Holdings, Inc.	800	21,765
Kazakhmys PLC	920	20,357
Kobe Steel Ltd.	8,000	17,619
Lonmin PLC	760	15,844
Lynas Corp., Ltd.*	8,115	19,165
MacArthur Coal Ltd.	1,588	27,124
Mitsubishi Materials Corp.	8,000	27,257
Newcrest Mining Ltd.	466	20,245
Nippon Steel Corp.	8,000	26,947
Nisshin Steel Co., Ltd.	12,000	24,874
Norsk Hydro ASA	2,519	17,982
OneSteel Ltd.	9,810	19,019
Outokumpu OYJ	1,326	14,186
OZ Minerals Ltd.	1,350	20,212
Randgold Resources Ltd.	240	21,884
Rautaruukki OYJ	844	17,271
Rio Tinto Ltd.	228	20,036
Rio Tinto PLC	280	19,764
Salzgitter AG	272	19,887
Sims Metal Management Ltd.	1,091	20,205
SSAB AB	1,195	16,075
Sumitomo Metal Industries Ltd.	8,000	19,173
ThyssenKrupp AG	426	18,885
Vedanta Resources PLC	552	16,038
Voestalpine AG	410	21,287
Xstrata PLC	836	17,778
Yamato Kogyo Co., Ltd.	800	24,055

Total Metals & Mining		859,124

Multi-Utilities 0.9%
A2A SpA	11,814	16,968
AGL Energy Ltd.	1,282	19,983
Centrica PLC	3,758	18,913
GDF Suez	548	17,978
National Grid PLC	1,923	18,845
RWE AG	340	17,855
Suez Environnement Co.	956	17,763
Veolia Environnement SA	664	15,081

Total Multi-Utilities		143,386

Multiline Retail 1.0%
Harvey Norman Holdings Ltd.	7,307	17,498
Isetan Mitsukoshi Holdings Ltd.	2,000	21,194
J Front Retailing Co., Ltd.	4,000	18,966
Marks & Spencer Group PLC	3,010	17,105
Marui Group Co., Ltd.	2,800	22,962
Next PLC	532	20,740
PPR	116	21,503
Takashimaya Co., Ltd.	4,000	29,797

Total Multiline Retail		169,765

Office Electronics 0.4%
Brother Industries Ltd.	1,200	18,702
Canon, Inc.	400	19,432
Konica Minolta Holdings, Inc.	2,000	16,220
Neopost SA	216	17,289

Total Office Electronics		71,643

Oil, Gas & Consumable Fuels 2.7%
BG Group PLC	844	20,006
BP PLC	2,595	19,637
Cairn Energy PLC*	2,695	16,359
Caltex Australia Ltd.	1,322	15,480
Cosmo Oil Co., Ltd.	8,000	24,045
ENI SpA	840	18,323
Essar Energy PLC*	2,643	15,640
Galp Energia SGPS SA	948	21,449
Inpex Corp.	4	31,040
Japan Petroleum Exploration Co.	400	20,443
JX Holdings, Inc.	3,200	23,091
Neste Oil OYJ	1,155	15,170
OMV AG	482	19,262
Origin Energy Ltd.	1,127	18,186
Paladin Energy Ltd.*	5,789	16,660
Repsol YPF SA	604	19,117
Royal Dutch Shell PLC	560	20,540

6

RYDEX MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Santos Ltd.	1,262	$17,855
Showa Shell Sekiyu KK	2,000	19,225
Statoil ASA	764	18,845
Total SA	348	18,893
Tullow Oil PLC	896	18,091
Woodside Petroleum Ltd.	395	16,640

Total Oil, Gas & Consumable Fuels		443,997

Paper & Forest Products 0.6%
Holmen AB	568	16,515
Nippon Paper Group, Inc.	800	17,836
OJI Paper Co., Ltd.	4,000	19,951
Stora Enso OYJ	1,784	15,407
Svenska Cellulosa AB	1,278	18,600
UPM-Kymmene OYJ	1,056	16,495

Total Paper & Forest Products		104,804

Personal Products 0.5%
Beiersdorf AG	296	19,100
Kao Corp.	800	22,604
L’Oreal SA	160	19,316
Shiseido Co., Ltd.	1,200	23,008

Total Personal Products		84,028

Pharmaceuticals 3.1%
Astellas Pharma, Inc.	400	15,525
AstraZeneca PLC	375	18,301
Bayer AG	244	19,611
Chugai Pharmaceutical Co., Ltd.	1,200	21,267
Daiichi Sankyo Co., Ltd.	1,200	24,765
Dainippon Sumitomo Pharma Co., Ltd.	2,000	20,288
Eisai Co., Ltd.	400	16,220
Elan Corp. PLC ADR*	2,086	23,071
GlaxoSmithKline PLC	904	20,241
Hisamitsu Pharmaceutical Co., Inc.	400	17,386
Merck KGaA	180	19,280
Mitsubishi Tanabe Pharma Corp.	1,200	21,702
Novartis AG	308	18,952
Novo Nordisk A/S	156	19,105
Ono Pharmaceutical Co., Ltd.	400	22,334
Orion OYJ	768	18,585
Otsuka Holdings Co., Ltd.	800	22,034
Roche Holding AG	112	20,121
Sanofi-Aventis SA	252	19,660
Santen Pharmaceutical Co., Ltd.	400	16,064
Shionogi & Co., Ltd.	1,200	20,707
Shire PLC	632	21,983
Takeda Pharmaceutical Co., Ltd.	400	19,044
Teva Pharmaceutical Industries Ltd. ADR	387	18,050
Tsumura & Co.	800	26,148
UCB SA	414	19,079

Total Pharmaceuticals		519,523

Professional Services 0.8%
Adecco SA*	292	17,601
Bureau Veritas SA	240	19,624
Capita Group PLC (The)	1,648	19,423
Experian PLC	1,536	20,234
Intertek Group PLC	600	18,861
Randstad Holding NV	403	18,198
SGS SA	12	23,385

Total Professional Services		137,326

Real Estate Investment Trusts (REITs) 2.8%
Ascendas Real Estate Investment Trust	12,000	20,337
British Land Co. PLC	2,015	19,350
Capital Shopping Centres Group PLC	2,970	18,204
CapitaMall Trust	12,000	18,791
CFS Retail Property Trust	9,862	18,741
Corio NV	292	17,860
Dexus Property Group	20,612	19,585
Fonciere Des Regions	188	18,371
Gecina SA	136	18,916
Goodman Group	24,622	18,391
GPT Group	5,841	19,312
Hammerson PLC	2,523	19,291
ICADE	156	17,985
Japan Retail Fund Investment Corp.	12	18,702
Klepierre	462	17,328
Land Securities Group PLC	1,442	20,238
Link REIT (The)	6,000	20,976
Mirvac Group	14,444	18,246
Nomura Real Estate Office Fund, Inc.	4	26,169
Segro PLC	3,722	18,451
Stockland	5,137	17,210
Unibail-Rodamco SE	88	19,651
Westfield Group	2,015	17,619
Westfield Retail Trust	6,896	18,483

Total Real Estate Investment Trusts (REITs)		458,207

Real Estate Management & Development 2.7%
Aeon Mall Co., Ltd.	800	20,541
CapitaLand Ltd.	8,000	19,273
CapitaMalls Asia Ltd.	16,000	19,074
City Developments Ltd.	4,000	35,090
Daito Trust Construction Co., Ltd.	400	38,451
Global Logistic Properties Ltd.*	12,000	20,137
Hang Lung Group Ltd.	4,000	24,068
Hang Lung Properties Ltd.	4,000	14,780
Henderson Land Development Co., Ltd.	4,000	25,351
Hysan Development Co., Ltd.	4,000	18,731
IMMOFINANZ AG*	4,455	17,234
Keppel Land Ltd.	8,000	25,454
Kerry Properties Ltd.	4,000	19,398
Lend Lease Group	2,098	20,418
New World Development Ltd.	12,000	17,674
Nomura Real Estate Holdings, Inc.	1,200	21,998
Sino Land Co., Ltd.	8,000	13,569
Swire Pacific Ltd. — Class A	2,000	28,174
Tokyu Land Corp.	4,000	18,759
Wharf Holdings Ltd.	4,000	29,431

Total Real Estate Management & Development		447,605

Road & Rail 2.0%
Asciano Ltd.	11,758	21,569
Central Japan Railway Co.	4	34,460
DSV A/S	792	17,597
East Japan Railway Co.	400	25,081
Keikyu Corp.	4,000	31,092
Keio Corp.	4,000	24,148
Kintetsu Corp.	8,000	26,947
MTR Corp.	6,000	20,361
Nippon Express Co., Ltd.	4,000	17,619
Odakyu Electric Railway Co., Ltd.	4,000	34,460
QR National Ltd.*	5,445	20,096
Tobu Railway Co., Ltd.	4,000	17,412
Tokyu Corp.	4,000	17,930
West Japan Railway Co.	400	16,971

Total Road & Rail		325,743

Semiconductors & Semiconductor Equipment 1.2%
Advantest Corp.	1,200	21,298
ARM Holdings PLC	2,078	19,921
ASM Pacific Technology Ltd.	1,600	17,571
ASML Holding NV	512	18,383
Elpida Memory, Inc.*	1,600	14,758

7

RYDEX MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Infineon Technologies AG	1,752	$17,641
Renewable Energy Corp. ASA*	8,211	15,293
Rohm Co., Ltd.	400	23,319
STMicroelectronics NV	1,740	13,767
Sumco Corp.*	1,200	18,935
Tokyo Electron Ltd.	400	21,557

Total Semiconductors & Semiconductor Equipment		202,443

Software 1.1%
Autonomy Corp. PLC*	664	18,322
Dassault Systemes SA	236	20,867
Konami Corp.	800	20,977
NICE Systems Ltd. ADR*	556	19,860
Oracle Corp. Japan	400	13,395
Sage Group PLC (The)	4,153	18,706
SAP AG	320	20,070
Square Enix Holdings Co., Ltd.	1,200	23,288
Trend Micro, Inc.	800	25,071

Total Software		180,556

Specialty Retail 1.1%
ABC-Mart, Inc.	400	15,442
Esprit Holdings Ltd.	5,200	15,144
Hennes & Mauritz AB	528	18,006
Inditex SA	216	19,598
Kingfisher PLC	4,197	17,409
Nitori Holdings Co., Ltd.	200	19,407
Shimamura Co., Ltd.	400	40,316
USS Co., Ltd.	240	19,091
Yamada Denki Co., Ltd.	240	19,122

Total Specialty Retail		183,535

Textiles, Apparel & Luxury Goods 1.1%
Adidas AG	264	19,647
Burberry Group PLC	924	22,660
Christian Dior SA	132	21,150
Cie Financiere Richemont SA — Class A	308	19,949
Luxottica Group SpA	628	19,944
LVMH Moet Hennessy Louis Vuitton SA	116	21,328
Pandora A/S	572	16,393
Swatch Group AG (The)	40	21,731
Yue Yuen Industrial Holdings Ltd.	6,000	19,206

Total Textiles, Apparel & Luxury Goods		182,008

Tobacco 0.5%
British American Tobacco PLC	434	20,094
Imperial Tobacco Group PLC	552	19,182
Japan Tobacco, Inc.	4	18,137
Swedish Match AB	560	20,819

Total Tobacco		78,232

Trading Companies & Distributors 1.4%
Brenntag AG	168	17,172
Bunzl PLC	1,576	19,959
ITOCHU Corp.	2,000	23,060
Marubeni Corp.	4,000	29,952
Mitsubishi Corp.	800	21,381
Mitsui & Co., Ltd.	1,200	22,619
Noble Group Ltd.	12,000	18,642
Sojitz Corp.	10,800	21,267
Sumitomo Corp.	1,600	22,552
Toyota Tsusho Corp.	1,200	21,018
Wolseley PLC	600	17,876

Total Trading Companies & Distributors		235,498

Transportation Infrastructure 1.0%
Abertis Infraestructuras SA	868	16,003
Aeroports de Paris	208	18,956
Atlantia SpA	889	16,493
Fraport AG Frankfurt Airport Services Worldwide	244	19,614
Groupe Eurotunnel SA	1,847	19,747
Hutchison Port Holdings Trust*	20,000	15,200
Koninklijke Vopak NV	418	20,924
MAp Group	6,013	21,598
Transurban Group	3,357	18,843

Total Transportation Infrastructure		167,378

Water Utilities 0.2%
Severn Trent PLC	788	18,510
United Utilities Group PLC	1,911	18,461

Total Water Utilities		36,971

Wireless Telecommunication Services 1.0%
Cellcom Israel Ltd.	652	17,167
KDDI Corp.	4	29,641
Millicom International Cellular SA	172	20,615
Mobistar SA	280	19,551
NTT DoCoMo, Inc.	12	21,998
Partner Communications Co., Ltd. ADR	1,163	16,828
Softbank Corp.	400	15,598
Vodafone Group PLC	7,031	19,851

Total Wireless Telecommunication Services		161,249

Total Common Stocks (Cost $16,645,567)		16,480,050

SHORT TERM INVESTMENTS 0.6%
SSgA Government Money Market Fund	104,742	104,742
Total Short Term Investments (Cost $104,742)		104,742

Total Investments 99.7%(a) (Cost $16,750,309)		16,584,792

Other Assets in Excess of Liabilities — 0.3%		46,040

Net Assets — 100.0%		$16,630,832

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

ADR — American Depositary Receipt
INVESTMENT CONCENTRATION
At July 31, 2011, the investment diversification of the Fund was as follows:

Country	% of Total Investments

Japan	34.02%
Britain	10.74%
Australia	7.75%
France	7.74%
Germany	5.59%
Sweden	3.32%
Switzerland	3.25%
Spain	3.02%
Hong Kong	2.83%
Italy	2.81%
Singapore	2.80%
Netherlands	2.56%
Finland	1.73%
Israel	1.52%
Belgium	1.38%
Denmark	1.27%
Norway	1.00%
Bermuda	0.88%
Austria	0.80%
United States	0.75%

8

RYDEX MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

Country	% of Total Investments

Jersey	0.71%
Portugal	0.66%
Luxembourg	0.59%
Ireland	0.48%
Cayman Islands	0.45%
Swaziland	0.43%
New Zealand	0.25%
Mauritius	0.13%
Greece	0.12%
Isle Of Man	0.11%
Niger Republic	0.11%
Guernsey	0.11%
Slovenia	0.09%

Total Investments	100.00%

9

RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

		Market
	Shares	Value

COMMON STOCKS 90.0%

Aerospace & Defense 0.1%
Embraer SA ADR	959	$28,310

Total Aerospace & Defense		28,310

Air Freight & Logistics 0.2%
Glovis Co., Ltd.	215	39,154

Total Air Freight & Logistics		39,154

Airlines 1.6%
Air China Ltd. — Class H	30,000	31,715
AirAsia BHD	31,000	41,048
China Airlines Ltd.	45,000	26,218
China Southern Airlines Co., Ltd. — Class H*	60,000	38,719
Eva Airways Corp.*	30,000	26,738
Gol Linhas Aereas Inteligentes SA ADR	2,473	19,190
Korean Air Lines Co., Ltd.	535	34,100
Lan Airlines SA ADR	1,054	27,594
TAM SA ADR	1,389	27,044
Thai Airways International PCL	26,000	24,627
Turk Hava Yollari*	14,288	26,836

Total Airlines		323,829

Auto Components 0.8%
Cheng Shin Rubber Industry Co. Ltd.	10,000	29,998
Hankook Tire Co., Ltd.	750	30,518
Hyundai Mobis	90	32,439
Hyundai Wia Corp.*	235	36,109
Mando Corp.	170	33,619

Total Auto Components		162,683

Automobiles 2.1%
Astra International Tbk PT	5,000	41,459
AviChina Industry & Technology Co., Ltd. — Class H	40,000	23,401
Brilliance China Automotive Holdings Ltd.*	30,000	38,296
Byd Co., Ltd. — Class H*	10,000	33,036
China Motor Corp.	30,000	34,957
Dongfeng Motor Group Co., Ltd. — Class H	20,000	39,566
Geely Automobile Holdings Ltd.	75,000	29,733
Great Wall Motor Co., Ltd. — Class H	22,500	33,947
Guangzhou Automobile Group Co., Ltd. — Class H	30,000	36,179
Hyundai Motor Co.	135	30,091
Kia Motors Corp.	445	32,669
Yulon Motor Co., Ltd.	15,000	39,223

Total Automobiles		412,557

Beverages 1.0%
Cia de Bebidas das Americas ADR	974	29,240
Coca-Cola Femsa SAB de CV ADR	360	34,668
Fomento Economico Mexicano SAB de CV ADR	500	36,185
Grupo Modelo SAB de CV	4,967	30,648
Tsingtao Brewery Co., Ltd. — Class H	10,000	63,506

Total Beverages		194,247

Building Products 0.3%
KCC Corp.	105	34,857
Taiwan Glass Industrial Corp.	22,000	34,066

Total Building Products		68,923

Capital Markets 1.9%
CETIP SA — Balcao Organizado de Ativos e Derivativos	2,058	35,066
Daewoo Securities Co., Ltd.	1,850	32,550
Hyundai Securities Co.	2,750	33,257
Investec Ltd.	3,792	30,498
KGI Securities Co., Ltd.*	60,000	33,917
Korea Investment Holdings Co., Ltd.	980	38,761
Mirae Asset Securities Co., Ltd.	850	39,505
Polaris Securities Co., Ltd.*	45,000	33,708
Samsung Securities Co., Ltd.	430	32,424
Woori Investment & Securities Co., Ltd.	1,950	34,957
Yuanta Financial Holding Co., Ltd.*	45,000	32,148

Total Capital Markets		376,791

Chemicals 4.1%
Braskem SA ADR	1,024	24,852
Cheil Industries, Inc.	245	28,002
China BlueChemical Ltd.	40,000	31,150
China Petrochemical Development Corp.*	25,000	38,841
Formosa Chemicals & Fibre Corp.	10,000	36,240
Formosa Plastics Corp.	10,000	37,627
Hanwha Chem Corp.	750	33,079
Hanwha Corp.	750	36,778
Honam Petrochemical Corp.	90	36,878
Huabao International Holdings Ltd.	20,000	16,935
Hyosung Corp.	420	37,208
Korea Kumho Petrochemical Co., Ltd.	145	29,844
KP Chemical Corp.	1,200	29,195
LCY Chemical Corp.	15,000	37,194
LG Chem Ltd.	65	28,977
Mexichem SAB de CV	7,890	34,047
Nan Ya Plastics Corp.	10,000	27,639
OCI Co., Ltd.	75	28,953
Petronas Chemicals Group BHD*	13,000	30,003
PTT Chemical PCL	6,000	32,691
Sinofert Holdings Ltd.	70,000	26,493
Sinopec Shanghai Petrochemical Co., Ltd. — Class H	70,000	29,187
Sociedad Quimica y Minera de Chile SA ADR	510	32,803
Taiwan Fertilizer Co., Ltd.	10,000	35,720
TSRC Corp.	11,000	29,793
Uralkali GDR*	734	36,157

Total Chemicals		826,286

Commercial Banks 10.4%
ABSA Group Ltd.	1,554	30,453
Agricultural Bank of China Ltd. — Class H	50,000	27,135
Akbank TAS	6,941	30,544
Asya Katilim Bankasi AS*	19,332	27,550
Banco Bradesco SA ADR	1,559	29,980
Banco do Brasil SA	1,739	29,396
Banco do Estado do Rio Grande do Sul	2,868	28,952
Banco Santander Brasil SA ADS	2,748	25,501
Banco Santander Chile ADR	345	32,078
BanColombia SA ADR	475	31,492
Bangkok Bank PCL	6,000	35,507
Bank Central Asia Tbk PT	37,500	36,607
Bank Mandiri Tbk PT	37,500	34,622
Bank Negara Indonesia Persero Tbk PT	67,500	35,328
Bank of Ayudhya PCL	33,500	31,450
Bank of China Ltd. — Class H	55,000	25,332
Bank of Communications Co., Ltd. — Class H	33,000	28,790
Bank Pekao SA	520	29,722
Bank Rakyat Indonesia Persero Tbk PT	40,000	32,461
BS Financial Group, Inc.*	2,200	33,909
Chang Hwa Commercial Bank	38,150	30,165
China Citic Bank Corp., Ltd. — Class H*	45,000	27,596
China Construction Bank Corp. — Class H	35,000	28,199

RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

China Development Financial Holding Corp.	80,000	$30,657
China Merchants Bank Co., Ltd. — Class H	12,500	29,668
China Minsheng Banking Corp., Ltd. — Class H	32,500	28,687
Chinatrust Financial Holding Co., Ltd.	35,000	31,558
Chongqing Rural Commercial Bank Co., Ltd. — Class H*	40,000	23,145
CIMB Group Holdings BHD	11,500	32,043
Corpbanca	1,890,096	28,303
Credicorp Ltd.	295	28,822
DGB Financial Group, Inc.*	1,950	30,888
E.Sun Financial Holding Co., Ltd.	45,000	31,133
First Financial Holding Co., Ltd.	37,100	30,750
Getin Holding SA*	6,096	24,825
Grupo Financiero Banorte SAB de CV	6,611	28,894
Hana Financial Group, Inc.	850	33,337
Hua Nan Financial Holdings Co., Ltd.	40,000	31,489
Industrial & Commercial Bank of China — Class H	40,000	30,432
Industrial Bank of Korea	1,800	30,987
Itau Unibanco Holding SA ADR	1,364	27,785
Itausa — Investimentos Itau SA	4,243	28,428
Kasikornbank PCL	7,500	35,708
KB Financial Group, Inc. ADR	649	32,197
Komercni Banka AS	130	29,018
Korea Exchange Bank	3,600	31,926
Krung Thai Bank PCL	49,000	34,173
Malayan Banking BHD	10,500	30,991
Mega Financial Holding Co., Ltd.	35,000	33,682
Nedbank Group Ltd.	1,464	30,653
OTP Bank PLC	974	28,328
Powszechna Kasa Oszczednosci Bank Polski SA	1,969	29,051
Public Bank BHD	7,000	31,651
RHB Capital BHD	10,000	30,694
Shinhan Financial Group Co., Ltd. ADR	345	33,127
Siam Commercial Bank PCL	8,000	33,931
SinoPac Financial Holdings Co., Ltd.*	70,000	30,345
Standard Bank Group Ltd.	2,098	30,436
Taishin Financial Holding Co., Ltd.	58,850	31,430
Taiwan Business Bank*	80,000	30,657
Taiwan Cooperative Bank	40,000	32,737
Turkiye Garanti Bankasi AS	7,205	32,049
Turkiye Halk Bankasi AS	4,423	31,252
Turkiye Is Bankasi	10,163	29,390
Turkiye Vakiflar Bankasi Tao	13,576	28,656
VTB Bank OJSC GDR	4,987	29,972
Woori Finance Holdings Co., Ltd.	2,500	32,960
Yapi ve Kredi Bankasi AS*	12,672	30,450

Total Commercial Banks		2,080,064

Communications Equipment 0.1%
ZTE Corp. — Class H	9,000	28,116

Total Communications Equipment		28,116

Computers & Peripherals 1.7%
Acer, Inc.	15,000	20,782
Asustek Computer, Inc.	6,100	49,078
Catcher Technology Co., Ltd.	5,000	43,696
Compal Electronics, Inc.	25,000	32,425
Foxconn Technology Co., Ltd.	5,000	23,062
Lenovo Group Ltd.	50,000	31,753
Pegatron Corp.*	30,000	34,489
Quanta Computer, Inc.*	15,000	36,934
Simplo Technology Co., Ltd.	5,500	47,398
Wistron Corp.*	15,000	25,229

Total Computers & Peripherals		344,846

Construction & Engineering 2.4%
Aveng Ltd.	6,011	32,051
China Communications Construction Co., Ltd. — Class H	35,000	29,681
China Railway Construction Corp., Ltd. — Class H	35,000	21,464
China Railway Group Ltd. — Class H	60,000	22,477
China State Construction International Holdings Ltd.	30,000	30,060
Daelim Industrial Co., Ltd.	320	38,243
Daewoo Engineering & Construction Co., Ltd.*	3,400	39,827
Doosan Heavy Industries and Construction Co., Ltd.	575	36,868
Gamuda BHD	24,500	30,460
GS Engineering & Construction Corp.	295	33,297
Hyundai Development Co.	1,200	37,731
Hyundai Engineering & Construction Co., Ltd.	405	33,190
IJM Corp. BHD	15,000	31,840
Orascom Construction Industries GDR	699	30,756
Samsung Engineering Co., Ltd.	135	33,292

Total Construction & Engineering		481,237

Construction Materials 1.9%
Anhui Conch Cement Co., Ltd. — Class H	7,500	35,121
Asia Cement Corp.	25,000	38,581
BBMG Corp. — Class H	20,000	29,046
Cemex SAB de CV ADR*	3,642	25,640
China National Building Material Co., Ltd. — Class H	20,000	40,182
China Resources Cement Holdings Ltd.	30,000	28,828
China Shanshui Cement Group Ltd.	30,000	36,372
Indocement Tunggal Prakarsa Tbk PT	15,000	27,257
Pretoria Portland Cement Co., Ltd.	7,825	30,085
Semen Gresik Persero Tbk PT	27,500	30,564
Siam Cement PCL	2,500	36,714
Taiwan Cement Corp.	20,000	31,628

Total Construction Materials		390,018

Consumer Finance 0.3%
Compartamos SAB de CV	15,925	28,647
Samsung Card Co.	630	35,853

Total Consumer Finance		64,500

Containers & Packaging 0.1%
Klabin SA	8,325	28,317

Total Containers & Packaging		28,317

Distributors 0.2%
Imperial Holdings Ltd.	1,859	31,828

Total Distributors		31,828

Diversified Consumer Services 0.1%
Anhanguera Educacional Participacoes SA	1,419	27,454

Total Diversified Consumer Services		27,454

Diversified Financial Services 1.4%
African Bank Investments Ltd.	6,056	30,414
AMMB Holdings BHD	14,500	31,706
BM&FBovespa SA	4,408	25,707
China Everbright Ltd.	20,000	35,871
FirstRand Ltd.	10,548	30,290
Fubon Financial Holding Co., Ltd.	20,000	32,599
Haci Omer Sabanci Holding AS	7,165	28,282
Remgro Ltd.	1,899	31,325

2

RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

RMB Holdings Ltd.	7,795	$29,331

Total Diversified Financial Services		275,525

Diversified Telecommunication Services 2.7%
Brasil Telecom SA ADR	1,019	26,331
China Communications Services Corp., Ltd. — Class H	50,000	25,274
China Telecom Corp., Ltd. — Class H	50,000	32,587
China Unicom Hong Kong Ltd. ADR	1,424	28,509
Chunghwa Telecom Co., Ltd. ADR	954	33,161
KT Corp. ADR	1,599	31,596
LG Uplus Corp.	6,050	30,528
Magyar Telekom Telecommunications PLC	10,803	31,304
Tele Norte Leste Participacoes SA ADR	1,709	23,892
Telecomunicacoes de Sao Paulo SA ADR	1,067	33,845
Telefonica O2 Czech Republic AS	1,284	32,634
Telefonos de Mexico SAB de CV ADR	1,649	26,648
Telekom Malaysia BHD	24,000	32,749
Telekomunikacja Polska SA	4,802	30,049
Telekomunikasi Indonesia Tbk PT ADR	859	29,979
Telemar Norte Leste SA	849	24,429
Telkom SA Ltd.	5,896	31,403
Turk Telekomunikasyon AS	7,001	30,056

Total Diversified Telecommunication Services		534,974

Electric Utilities 2.1%
Centrais Eletricas Brasileiras SA ADR	2,163	25,743
CEZ AS	570	29,448
Cia Energetica de Minas Gerais ADR	1,604	30,957
Cia Paranaense de Energia ADR	1,144	27,650
CPFL Energia SA ADR	1,050	30,334
E.CL SA	10,608	28,154
EDP — Energias do Brasil SA	1,309	32,657
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,434	33,442
Enersis SA ADR	1,419	30,920
Federal Hydrogenerating Co. JSC ADR	6,381	31,905
Korea Electric Power Corp. ADR*	2,298	27,760
PGE Polska Grupa Energetyczna SA	3,477	28,956
Tauron Polska Energia SA	12,922	29,859
Tenaga Nasional BHD	14,500	29,948

Total Electric Utilities		417,733

Electrical Equipment 1.2%
China High Speed Transmission Equipment Group Co., Ltd.	25,000	19,501
Dongfang Electric Corp., Ltd. — Class H	8,000	28,995
LS Corp.	305	31,677
LS Industrial Systems Co., Ltd.	415	29,050
Shanghai Electric Group Co., Ltd. — Class H	60,000	31,869
Teco Electric and Machinery Co., Ltd.	45,000	32,148
Walsin Lihwa Corp.*	60,000	28,506
Zhuzhou CSR Times Electric Co., Ltd. — Class H	10,000	29,508

Total Electrical Equipment		231,254

Electronic Equipment, Instruments & Components 2.9%
AU Optronics Corp. ADR	3,827	21,087
Cheng Uei Precision Industry Co., Ltd.*	15,000	45,257
Chimei Innolux Corp.*	30,000	16,074
Coretronic Corp.	20,000	23,582
Delta Electronics, Inc.	10,000	35,373
E Ink Holdings, Inc.	15,000	31,160
Everlight Electronics Co., Ltd.	10,000	21,501
Hon Hai Precision Industry Co., Ltd. GDR	4,733	26,812
Kingboard Chemical Holdings Ltd.	7,500	35,650
LG Display Co., Ltd. ADR	1,794	23,035
LG Innotek Co., Ltd.	335	29,709
Nan Ya Printed Circuit Board Corp.	10,300	34,613
Samsung Electro-Mechanics Co., Ltd.	355	29,227
Samsung SDI Co., Ltd.	190	30,636
Synnex Technology International Corp.	15,000	38,494
Tripod Technology Corp.*	5,000	19,854
Unimicron Technology Corp.	15,000	26,686
Wintek Corp.*	25,000	33,943
WPG Holdings Ltd.	15,000	25,073
Young Fast Optoelectronics Co., Ltd.	5,249	24,392

Total Electronic Equipment, Instruments & Components		572,158

Energy Equipment & Services 0.3%
China Oilfield Services Ltd. — Class H	20,000	34,999
TMK OAO GDR	1,629	28,703

Total Energy Equipment & Services		63,702

Food & Staples Retailing 2.1%
Alliance Global Group, Inc.*	128,400	35,284
BIM Birlesik Magazalar AS	964	33,051
Cencosud SA	4,058	26,781
China Resources Enterprise Ltd.	10,000	43,428
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	734	31,701
CP ALL PCL	20,500	34,024
E-Mart Co., Ltd.*	92	23,997
Magnit OJSC GDR	1,029	31,745
Massmart Holdings Ltd.	746	16,075
Pick n Pay Stores Ltd.	4,987	30,463
President Chain Store Corp.	5,000	31,992
Shinsegae Co., Ltd.	39	12,133
Shoprite Holdings Ltd.	2,163	33,526
Wal-Mart de Mexico SAB de CV	10,283	28,373

Total Food & Staples Retailing		412,573

Food Products 2.9%
BRF — Brasil Foods SA ADR	1,649	31,842
Chaoda Modern Agriculture Holdings Ltd.	60,000	24,017
Charoen Pokphand Foods PCL	30,500	32,469
China Agri-Industries Holdings Ltd.	30,000	33,831
China Mengniu Dairy Co., Ltd.	10,000	34,640
China Yurun Food Group Ltd.	10,000	31,432
CJ CheilJedang Corp.	135	39,182
Cosan SA Industria e Comercio	2,068	31,647
Indofood Sukses Makmur Tbk PT	50,000	37,342
IOI Corp. BHD	17,500	30,366
JBS SA*	8,849	26,400
Kuala Lumpur Kepong BHD	4,500	32,962
Marfrig Alimentos SA	3,482	34,031
Tiger Brands Ltd.	1,139	34,516
Tingyi Cayman Islands Holding Corp.	10,000	31,047
Uni-President Enterprises Corp.	20,000	32,807
Want Want China Holdings Ltd.	35,000	31,208
Wimm-Bill-Dann Foods OJSC ADR*	866	30,158

Total Food Products		579,897

Gas Utilities 0.6%
China Gas Holdings Ltd.	80,000	30,072
ENN Energy Holdings Ltd.	10,000	33,742
Korea Gas Corp.	900	30,433
Perusahaan Gas Negara PT	65,000	30,388

Total Gas Utilities		124,635

Health Care Equipment & Supplies 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd. — Class H	20,000	27,353

Total Health Care Equipment & Supplies		27,353

3

RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Health Care Providers & Services 0.9%
Amil Participacoes SA	2,448	$27,860
Diagnosticos da America SA	2,188	27,082
Life Healthcare Group Holdings Ltd.	12,682	32,790
Netcare Ltd.	15,100	32,628
Odontoprev SA	1,754	29,943
Sinopharm Group Co. — Class H	8,000	23,299

Total Health Care Providers & Services		173,602

Hotels, Restaurants & Leisure 0.5%
Genting BHD	8,500	30,987
Genting Malaysia BHD	25,500	31,359
Kangwon Land, Inc.	1,300	36,930

Total Hotels, Restaurants & Leisure		99,276

Household Durables 1.7%
Arcelik AS	6,291	28,959
Brookfield Incorporacoes SA	5,976	26,206
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,998	29,300
Gafisa SA ADR	2,903	27,782
LG Electronics, Inc.	345	26,309
MRV Engenharia e Participacoes SA	3,382	25,008
PDG Realty SA Empreendimentos e Participacoes	5,157	27,190
Rossi Residencial SA	3,607	27,019
Skyworth Digital Holdings Ltd.	50,000	32,202
Steinhoff International Holdings Ltd.*	8,759	30,491
Turkiye Sise ve Cam Fabrikalari AS	12,849	28,271
Woongjin Coway Co., Ltd.	900	34,786

Total Household Durables		343,523

Household Products 0.2%
LG Household & Health Care Ltd.	80	36,195

Total Household Products		36,195

Independent Power Producers & Energy Traders 1.2%
AES Tiete SA	1,978	30,778
China Longyuan Power Group Corp. — Class H	30,000	26,018
China Resources Power Holdings Co., Ltd.	20,000	38,951
Cia Energetica de Sao Paulo	1,629	33,518
Datang International Power Generation Co., Ltd. — Class H	80,000	26,172
Empresa Nacional de Electricidad SA ADR	565	30,312
Huaneng Power International, Inc. — Class H	50,000	24,569
Tractebel Energia SA	1,814	30,477

Total Independent Power Producers & Energy Traders		240,795

Industrial Conglomerates 2.1%
Alfa SAB de CV	2,138	31,438
Beijing Enterprises Holdings Ltd.	5,000	25,242
Bidvest Group Ltd.	1,414	33,059
Citic Pacific Ltd.	10,000	21,682
Doosan Corp.	270	37,902
Empresas COPEC SA	1,629	28,933
Enka Insaat ve Sanayi AS	9,794	27,038
Far Eastern New Century Corp.	20,000	32,079
KOC Holding AS	7,021	29,640
LG Corp.	385	28,775
Samsung Techwin Co., Ltd.	420	30,794
Shanghai Industrial Holdings Ltd.	10,000	36,372
Sime Darby BHD	10,000	30,829
SK Holdings Co., Ltd.	175	30,127

Total Industrial Conglomerates		423,910

Insurance 2.8%
Cathay Financial Holding Co., Ltd.	20,400	30,562
China Life Insurance Co., Ltd.	25,000	35,070
China Life Insurance Co., Ltd. — Class H	10,000	33,357
China Pacific Insurance Group Co., Ltd. — Class H	8,000	30,329
China Taiping Insurance Holdings Co., Ltd.*	13,000	29,921
Discovery Holdings Ltd.	5,487	32,061
Dongbu Insurance Co., Ltd.	664	32,939
Korea Life Insurance Co., Ltd.	4,750	33,700
MMI Holdings Ltd.	12,442	31,520
PICC Property & Casualty Co., Ltd. — Class H*	20,000	34,588
Ping An Insurance Group Co. of China Ltd. — Class H	2,500	24,328
Porto Seguro SA	1,978	27,599
Powszechny Zaklad Ubezpieczen SA	220	29,917
RMI Holdings	17,443	32,259
Samsung Fire & Marine Insurance Co., Ltd.	160	36,195
Samsung Life Insurance Co., Ltd.	380	35,971
Sanlam Ltd.	7,715	31,088
Shin Kong Financial Holding Co., Ltd.*	70,000	30,223

Total Insurance		571,627

Internet & Catalog Retail 0.1%
B2W Cia Global Do Varejo	2,253	20,962

Total Internet & Catalog Retail		20,962

Internet Software & Services 0.4%
Alibaba.com Ltd.	17,500	24,383
NHN Corp.*	175	34,857
Tencent Holdings Ltd.	1,000	26,018

Total Internet Software & Services		85,258

IT Services 0.5%
Cielo SA	1,259	34,890
Redecard SA	2,133	36,619
SK C&C Co., Ltd.	265	35,063

Total IT Services		106,572

Machinery 2.3%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd. — Class H	13,920	27,431
China National Materials Co., Ltd.	35,000	25,864
China Rongsheng Heavy Industry Group Co., Ltd.	50,000	30,534
CSR Corp., Ltd.	30,000	21,823
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	750	26,677
Doosan Infracore Co., Ltd.*	1,350	33,676
Hanjin Heavy Industries & Construction Co., Ltd.*	1,000	29,119
Hiwin Technologies Corp.	5,150	62,331
Hyundai Heavy Industries Co., Ltd.	75	29,024
Hyundai Mipo Dockyard	195	30,888
Lonking Holdings Ltd.	60,000	30,483
Samsung Heavy Industries Co., Ltd.	750	30,554
Sany Heavy Equipment International Holdings Co., Ltd.	25,000	25,242
United Tractors Tbk PT	12,500	40,135
Weichai Power Co., Ltd. — Class H	5,000	27,199

Total Machinery		470,980

Marine 1.0%
China COSCO Holdings Co., Ltd. — Class H	35,000	24,472
China Shipping Container Lines Co., Ltd. — Class H*	85,000	24,209
China Shipping Development Co., Ltd. — Class H	30,000	23,401

4

RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Evergreen Marine Corp. Taiwan Ltd.*	35,000	$23,972
Hanjin Shipping Co., Ltd.	1,300	25,956
Hyundai Merchant Marine Co., Ltd.	1,050	29,678
STX Pan Ocean Co., Ltd.	4,300	32,384
Yang Ming Marine Transport Corp.*	35,000	22,334

Total Marine		206,406

Media 0.5%
BEC World PCL	25,000	34,367
Grupo Televisa SA ADR	1,299	28,825
Naspers Ltd.	545	29,092

Total Media		92,284

Metals & Mining 7.0%
African Rainbow Minerals Ltd.	1,049	29,547
Aluminum Corp. of China Ltd. ADR	1,434	30,630
Angang Steel Co., Ltd. — Class H	30,000	31,022
Anglo Platinum Ltd.	335	28,606
AngloGold Ashanti Ltd. ADR	679	28,477
ArcelorMittal South Africa Ltd.	2,623	26,897
Bradespar SA	1,224	31,418
CAP SA	630	28,921
China Molybdenum Co., Ltd. — Class H	35,000	27,526
China Steel Corp.	26,250	27,401
Cia de Minas Buenaventura SA ADR	694	28,412
Cia Siderurgica Nacional SA ADR	2,188	23,237
Dongkuk Steel Mill Co., Ltd.	850	31,967
Eregli Demir ve Celik Fabrikalari TAS	12,577	29,922
Exxaro Resources Ltd.	1,319	35,381
Fushan International Energy Group Ltd.	50,000	28,225
Gerdau SA ADR	2,838	25,883
Gold Fields Ltd. ADR	1,919	29,917
Grupo Mexico SAB de CV	8,589	31,640
Harmony Gold Mining Co., Ltd. ADR	2,228	30,256
Hidili Industry International Development Ltd.	35,000	25,595
Hyundai Hysco	650	29,871
Hyundai Steel Co.	295	36,375
Impala Platinum Holdings Ltd.	1,144	29,221
Industrias Penoles SAB de CV	814	35,111
International Nickel Indonesia Tbk PT	55,000	27,492
Jiangxi Copper Co., Ltd. — Class H	10,000	35,217
KGHM Polska Miedz SA	455	31,165
Korea Zinc Co., Ltd.	85	35,272
Kumba Iron Ore Ltd.	470	35,736
Maanshan Iron & Steel — Class H	60,000	26,095
Mechel ADR	1,149	28,587
Metalurgica Gerdau SA	2,308	26,326
Minmetals Resources Ltd.*	40,000	27,558
MMC Norilsk Nickel OJSC ADR*	1,204	32,195
MMX Mineracao e Metalicos SA*	5,422	28,308
Northam Platinum Ltd.	4,792	26,529
Novolipetsk Steel OJSC GDR	824	30,900
Polymetal JSC GDR*	1,709	35,462
Polyus Gold OJSC ADR	909	26,361
POSCO ADR	305	33,489
Severstal OAO GDR	1,709	33,223
Southern Copper Corp.	839	28,660
Usinas Siderurgicas de Minas Gerais SA	3,317	23,781
Vale SA ADR	964	31,272
Zhaojin Mining Industry Co., Ltd.	12,500	24,921
Zijin Mining Group Co., Ltd. — Class H	60,000	32,408

Total Metals & Mining		1,402,415

Multiline Retail 1.5%
Far Eastern Department Stores Co., Ltd.	15,000	32,668
Golden Eagle Retail Group Ltd.	10,000	24,710
Hyundai Department Store Co., Ltd.	185	32,287
Intime Department Store Group Co., Ltd.	20,000	33,511
Lojas Americanas SA	3,253	29,597
Lojas Renner SA	829	29,711
Lotte Shopping Co., Ltd.	65	28,083
Parkson Retail Group Ltd.	20,000	28,122
SACI Falabella	2,788	26,938
Woolworths Holdings Ltd.	7,280	34,239

Total Multiline Retail		299,866

Oil, Gas & Consumable Fuels 5.8%
Adaro Energy Tbk PT	110,000	34,284
Banpu PCL	1,250	30,595
Bumi Resources Tbk PT	77,500	27,801
China Coal Energy Co., Ltd. — Class H	25,000	36,051
China Petroleum & Chemical Corp. — Class H	30,000	29,598
China Shenhua Energy Co., Ltd. — Class H	7,500	37,671
CNOOC Ltd. ADR	125	27,789
Ecopetrol SA ADR	699	29,533
Formosa Petrochemical Corp.	10,000	37,627
Gazprom OAO ADR*	2,143	30,838
Grupa Lotos SA*	1,844	25,294
GS Holdings	370	31,796
Indo Tambangraya Megah PT	5,000	29,697
IRPC PCL	159,400	30,731
Kunlun Energy Co., Ltd.	20,000	33,460
Lukoil OAO ADR	495	33,066
MOL Hungarian Oil and Gas PLC*	250	26,950
NovaTek OAO GDR	230	35,834
OGX Petroleo e Gas Participacoes SA*	3,108	25,819
PetroChina Co., Ltd. — Class H	20,000	28,328
Petroleo Brasileiro SA ADR	889	30,199
Polski Koncern Naftowy Orlen SA*	1,624	27,258
Polskie Gornictwo Naftowe i Gazownictwo SA	19,557	29,752
PTT Aromatics & Refining PCL	24,000	34,200
PTT Exploration & Production PCL	5,500	33,931
PTT PCL	2,500	29,086
Rosneft Oil Co. GDR	3,597	30,682
S-Oil Corp.	225	31,798
Sasol Ltd. ADR	590	29,589
SK Innovation Co., Ltd.	150	31,016
Surgutneftegas OJSC ADR	3,247	32,860
Tambang Batubara Bukit Asam Tbk PT	12,500	31,314
Tatneft ADR	769	32,167
Thai Oil PCL	11,500	29,593
Tupras Turkiye Petrol Rafinerileri AS	1,194	29,261
Ultrapar Participacoes SA ADR	1,749	31,692
Yanzhou Coal Mining Co., Ltd. — Class H	10,000	38,360

Total Oil, Gas & Consumable Fuels		1,155,520

Paper & Forest Products 0.7%
Duratex SA	3,932	29,201
Fibria Celulose SA ADR	2,053	24,554
Nine Dragons Paper Holdings Ltd.	35,000	29,636
Sappi Ltd.*	5,831	26,494
Suzano Papel e Celulose SA	3,482	23,061

Total Paper & Forest Products		132,946

Personal Products 0.5%
Amorepacific Corp.	25	28,455
Hengan International Group Co., Ltd.	2,500	21,730
Hypermarcas SA	3,228	24,741
Natura Cosmeticos SA	1,179	26,722

Total Personal Products		101,648

5

RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Pharmaceuticals 0.8%
Aspen Pharmacare Holdings Ltd.*	2,483	$30,827
Celltrion, Inc.	924	42,068
China Shineway Pharmaceutical Group Ltd.	15,000	25,364
Kalbe Farma Tbk PT	77,500	31,674
Richter Gedeon Nyrt.	160	32,019

Total Pharmaceuticals		161,952

Real Estate Investment Trusts (REITs) 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	17,483	26,895

Total Real Estate Investment Trusts (REITs)		26,895

Real Estate Management & Development 3.1%
Agile Property Holdings Ltd.	20,000	32,331
BR Malls Participacoes SA	2,583	29,995
China Overseas Land & Investment Ltd.	20,000	44,903
China Resources Land Ltd.	20,000	39,207
Country Garden Holdings Co.	70,000	35,923
Evergrande Real Estate Group Ltd.	45,000	33,832
Growthpoint Properties Ltd.	11,907	32,649
Guangzhou R&F Properties Co., Ltd.	22,000	28,394
Highwealth Construction Corp.	15,000	34,229
Longfor Properties Co., Ltd.	20,000	30,791
LSR Group OJSC GDR	3,442	25,987
Poly Hong Kong Investments Ltd.	45,000	33,427
Renhe Commercial Holdings Co., Ltd.	170,000	33,588
Ruentex Development Co., Ltd.	25,000	37,454
Shimao Property Holdings Ltd.	22,500	29,733
Sino-Ocean Land Holdings Ltd.	57,500	32,237
Soho China Ltd.	35,000	31,747
UEM Land Holdings BHD*	33,500	29,346
Yuexiu Property Co., Ltd.*	150,000	27,519

Total Real Estate Management & Development		623,292

Road & Rail 0.3%
All America Latina Logistica SA	3,847	27,704
Localiza Rent a Car SA	1,864	30,131

Total Road & Rail		57,835

Semiconductors & Semiconductor Equipment 3.1%
Advanced Semiconductor Engineering, Inc.*	25,000	27,223
Epistar Corp.	10,000	23,443
GCL Poly Energy Holdings Ltd.*	60,000	33,793
Hynix Semiconductor, Inc.	1,150	26,451
Inotera Memories, Inc. ADR*	70,000	19,008
Kinsus Interconnect Technology Corp.	5,000	20,634
Macronix International	50,000	24,969
MediaTek, Inc.	5,000	44,823
Motech Industries, Inc.	11,499	35,850
MStar Semiconductor, Inc.	5,504	27,486
Novatek Microelectronics Corp.	10,000	27,986
Phison Electronics Corp.	5,000	25,143
Powertech Technology, Inc.	11,000	31,624
Realtek Semiconductor Corp.	15,000	27,362
Richtek Technology Corp.	5,000	31,732
Samsung Electronics Co., Ltd. GDR	75	29,858
Semiconductor Manufacturing International Corp.*	296,000	17,659
Seoul Semiconductor Co., Ltd.	1,234	37,220
Siliconware Precision Industries Co. ADR	4,922	24,266
Sino-American Silicon Products, Inc.*	10,000	29,824
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,318	28,651
United Microelectronics Corp. ADR	11,832	27,214

Total Semiconductors & Semiconductor Equipment		622,219

Software 0.3%
NCSoft Corp.	120	36,991
Totvs SA	1,599	28,572

Total Software		65,563

Specialty Retail 1.1%
Belle International Holdings Ltd.	15,000	32,831
Foschini Group Ltd.(The)	2,453	32,128
GOME Electrical Appliances Holdings Ltd.	80,000	37,770
Grupo Elektra SA de CV	689	50,195
Hengdeli Holdings Ltd.	60,000	29,790
Truworths International Ltd.	2,978	32,122

Total Specialty Retail		214,836

Textiles, Apparel & Luxury Goods 0.9%
Anta Sports Products Ltd.	15,000	22,631
Bosideng International Holdings Ltd.	110,000	32,318
Cia Hering	1,389	29,687
Indorama Ventures PCL	19,500	28,604
Li Ning Co., Ltd.	17,500	21,396
Ruentex Industries Ltd.	15,000	36,986

Total Textiles, Apparel & Luxury Goods		171,622

Tobacco 0.3%
KT&G Corp.	525	32,666
Souza Cruz SA	2,583	30,726

Total Tobacco		63,392

Trading Companies & Distributors 0.6%
Barloworld Ltd.	3,018	29,009
Daewoo International Corp.	850	32,209
Samsung C&T Corp.	415	33,025
SK Networks Co., Ltd.	2,950	36,095

Total Trading Companies & Distributors		130,338

Transportation Infrastructure 1.1%
China Merchants Holdings International Co., Ltd.	10,000	35,538
Cia de Concessoes Rodoviarias	999	29,991
COSCO Pacific Ltd.	20,000	32,484
EcoRodovias Infraestrutura e Logistica SA	3,517	29,511
Grupo Aeroportuario del Pacifico SAB de CV ADR	754	30,869
TAV Havalimanlari Holding AS*	6,131	30,196
Zhejiang Expressway Co., Ltd. — Class H	40,000	28,174

Total Transportation Infrastructure		216,763

Water Utilities 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	505	30,143

Total Water Utilities		30,143

Wireless Telecommunication Services 2.8%
Advanced Info Service PCL	9,500	36,790
America Movil SAB de CV ADR	1,180	30,444
Axiata Group BHD	18,500	31,789
China Mobile Ltd. ADR	684	34,084
DiGi.Com BHD	3,500	35,660
ENTEL Chile SA	1,619	32,738
Far EasTone Telecommunications Co., Ltd.	20,000	33,050
Maxis BHD	17,000	31,503
Mobile Telesystems OJSC ADR	1,544	28,996
MTN Group Ltd.	1,504	32,476
Orascom Telecom Holding SAE GDR*	8,789	28,336
Philippine Long Distance Telephone Co. ADR	545	30,847
Sistema JSFC GDR	1,164	28,809
SK Telecom Co., Ltd. ADR	1,674	26,650
Taiwan Mobile Co., Ltd.	10,000	27,501
Tim Participacoes SA ADR	630	31,525

6

RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value

Turkcell Iletisim Hizmet AS ADR*	2,193	$28,070
Vodacom Group Ltd.	2,588	32,805

Total Wireless Telecommunication Services		562,073

Total Common Stocks (Cost $18,087,188)		18,059,672

EXCHANGE TRADED FUNDS 9.0%

WisdomTree India Earnings Fund	77,174	1,801,241

Total Exchange Traded Funds (Cost $1,930,669)		1,801,241

SHORT TERM INVESTMENTS 0.6%

SSgA Government Money Market Fund	129,581	129,581

Total Short Term Investments (Cost $129,581)		129,581

Total Investments 99.6%(a) (Cost $20,147,438)		19,990,494

Other Assets in Excess of Liabilities — 0.4%		82,493

Net Assets — 100.0%		$20,072,987

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.(Note G)
ADR — American Depositary Receipt
ADS — American Depositary Share
GDR — Global Depository Receipt
INVESTMENT CONCENTRATION
At July 31, 2011, the investment diversification of the Fund was as follows:

Country	% of Total Investments

South Korea	14.82%
Taiwan	14.30%
Brazil	10.14%
United States	9.80%
China	8.92%
South Africa	6.39%
Cayman Islands	5.00%
Hong Kong	3.35%
Russia	3.27%
Thailand	3.10%
Turkey	2.93%
Malaysia	2.87%
Indonesia	2.79%
Mexico	2.56%
Chile	1.77%
Bermuda	1.69%
Poland	1.58%
Slovakia	0.90%
Hungary	0.59%
Switzerland	0.55%
Saudi Arabia	0.52%
Czech	0.46%
Philippines	0.33%
Morocco	0.33%
Colombia	0.31%
Egypt	0.30%
Belize	0.29%
Peru	0.14%

Total Investments	100.00%

7

RYDEX MSCI ACWI EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011

		Market
	Shares	Value
COMMON STOCKS 26.6%

Aerospace & Defense 0.5%
Boeing Co.(The)	36	$2,537
General Dynamics Corp.	39	2,658
Goodrich Corp.	30	2,854
Honeywell International, Inc.	45	2,390
ITT Corp.	48	2,560
L-3 Communications Holdings, Inc.	33	2,611
Lockheed Martin Corp.	36	2,726
Northrop Grumman Corp.	42	2,541
Precision Castparts Corp.	18	2,905
Raytheon Co.	54	2,415
Rockwell Collins, Inc.	45	2,479
United Technologies Corp.	33	2,734

Total Aerospace & Defense		31,410

Air Freight & Logistics 0.2%
C.H. Robinson Worldwide, Inc.	33	2,386
Expeditors International of Washington, Inc.	51	2,434
FedEx Corp.	30	2,606
United Parcel Service, Inc. — Class B	36	2,492

Total Air Freight & Logistics		9,918

Airlines 0.1%
Delta Air Lines, Inc.*	273	2,154
Southwest Airlines Co.	231	2,301
United Continental Holdings, Inc.*	111	2,011

Total Airlines		6,466

Auto Components 0.3%
Autoliv, Inc.	36	2,382
BorgWarner, Inc.*	39	3,105
Goodyear Tire & Rubber Co.(The)*	156	2,522
Johnson Controls, Inc.	69	2,549
Magna International, Inc.	57	2,780
TRW Automotive Holdings Corp.*	48	2,423

Total Auto Components		15,761

Automobiles 0.1%
Ford Motor Co.*	186	2,271
General Motors Co.*	87	2,408
Harley-Davidson, Inc.	75	3,255

Total Automobiles		7,934

Beverages 0.3%
Brown-Forman Corp. — Class B	39	2,869
Coca-Cola Co.(The)	42	2,856
Coca-Cola Enterprises, Inc.	96	2,699
Constellation Brands, Inc. — Class A*	126	2,569
Dr Pepper Snapple Group, Inc.	66	2,492
Hansen Natural Corp.*	39	2,988
Molson Coors Brewing Co. — Class B	57	2,568
PepsiCo, Inc.	39	2,498

Total Beverages		21,539

Biotechnology 0.4%
Alexion Pharmaceuticals, Inc.*	60	3,408
Amgen, Inc.*	45	2,462
Biogen Idec, Inc.*	30	3,056
Celgene Corp.*	45	2,668
Cephalon, Inc.*	33	2,638
Gilead Sciences, Inc.*	66	2,796
Human Genome Sciences, Inc.*	102	2,143
Vertex Pharmaceuticals, Inc.*	51	2,645

Total Biotechnology		21,816

Building Products 0.0%(a)
Masco Corp.	192	2,026

Total Building Products		2,026

Capital Markets 0.6%
Ameriprise Financial, Inc.	45	2,435
Bank of New York Mellon Corp.	99	2,486
BlackRock, Inc.	15	2,677
Charles Schwab Corp.(The)	156	2,329
Eaton Vance Corp.	87	2,333
Franklin Resources, Inc.	21	2,666
Goldman Sachs Group, Inc.(The)	21	2,834
Invesco Ltd.	111	2,462
Jefferies Group, Inc.	126	2,383
Legg Mason, Inc.	81	2,383
Morgan Stanley	114	2,537
Northern Trust Corp.	57	2,560
SEI Investments Co.	117	2,314
State Street Corp.	60	2,488
T. Rowe Price Group, Inc.	45	2,556
TD Ameritrade Holding Corp.	129	2,368

Total Capital Markets		39,811

Chemicals 0.8%
Agrium, Inc.	30	2,621
Air Products & Chemicals, Inc.	30	2,662
Airgas, Inc.	39	2,679
Celanese Corp. — Class A	54	2,977
CF Industries Holdings, Inc.	18	2,796
Dow Chemical Co.(The)	75	2,615
Du Pont (E.I.) de Nemours & Co.	51	2,622
Eastman Chemical Co.	27	2,608
Ecolab, Inc.	51	2,550
FMC Corp.	33	2,890
International Flavors & Fragrances, Inc.	42	2,569
Lubrizol Corp.	21	2,827
LyondellBasell Industries NV — Class A	63	2,486
Monsanto Co.	39	2,866
Mosaic Co.(The)	39	2,758
PPG Industries, Inc.	30	2,526
Praxair, Inc.	27	2,798
Sherwin-Williams Co.(The)	33	2,547
Sigma-Aldrich Corp.	39	2,617

Total Chemicals		51,014

Commercial Banks 0.7%
Bank of Montreal	42	2,639
Bank of Nova Scotia	45	2,554
BB&T Corp.	99	2,542
Canadian Imperial Bank of Commerce	33	2,516
CIT Group, Inc.*	63	2,504
Comerica, Inc.	75	2,402
Fifth Third Bancorp	210	2,657
KeyCorp	321	2,581
M&T Bank Corp.	30	2,587
PNC Financial Services Group, Inc.	45	2,443
Regions Financial Corp.	393	2,393
Royal Bank of Canada	45	2,418
SunTrust Banks, Inc.	96	2,351
Toronto-Dominion Bank (The)	33	2,636
U.S. Bancorp	108	2,815
Wells Fargo & Co.	96	2,682

Total Commercial Banks		40,720

Commercial Services & Supplies 0.4%
Avery Dennison Corp.	66	2,082
Cintas Corp.	84	2,734

RYDEX MSCI ACWI EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value
Iron Mountain, Inc.	81	$2,562
Pitney Bowes, Inc.	114	2,457
R.R. Donnelley & Sons Co.	129	2,426
Republic Services, Inc.	87	2,526
Ritchie Bros Auctioneers, Inc.	99	2,712
Stericycle, Inc.*	30	2,463
Waste Management, Inc.	69	2,173

Total Commercial Services & Supplies		22,135

Communications Equipment 0.3%
Cisco Systems, Inc.	165	2,635
F5 Networks, Inc.*	24	2,243
Harris Corp.	57	2,273
Juniper Networks, Inc.*	72	1,684
Motorola Mobility Holdings, Inc.*	108	2,417
Motorola Solutions, Inc.*	57	2,559
QUALCOMM, Inc.	48	2,629

Total Communications Equipment		16,440

Computers & Peripherals 0.3%
Apple, Inc.*	9	3,514
Dell, Inc.*	171	2,777
EMC Corp.*	96	2,504
Hewlett-Packard Co.	75	2,637
NetApp, Inc.*	48	2,281
SanDisk Corp.*	60	2,552
Seagate Technology PLC	165	2,292
Western Digital Corp.*	75	2,584

Total Computers & Peripherals		21,141

Construction & Engineering 0.2%
Fluor Corp.	39	2,478
Foster Wheeler AG*	81	2,195
Jacobs Engineering Group, Inc.*	60	2,348
KBR, Inc.	75	2,674
Quanta Services, Inc.*	138	2,556
URS Corp.*	63	2,572

Total Construction & Engineering		14,823

Construction Materials 0.1%
Martin Marietta Materials, Inc.	33	2,496
Vulcan Materials Co.	69	2,366

Total Construction Materials		4,862

Consumer Finance 0.2%
American Express Co.	54	2,702
Capital One Financial Corp.	51	2,438
Discover Financial Services	114	2,919
SLM Corp.	162	2,526

Total Consumer Finance		10,585

Containers & Packaging 0.2%
Ball Corp.	69	2,677
Crown Holdings, Inc.*	69	2,650
Owens-Illinois, Inc.*	87	2,016
Rock-Tenn Co. — Class A	36	2,213
Sealed Air Corp.	108	2,325

Total Containers & Packaging		11,881

Distributors 0.0%(a)
Genuine Parts Co.	51	2,711

Total Distributors		2,711

Diversified Consumer Services 0.1%
Apollo Group, Inc. — Class A*	69	3,508
DeVry, Inc.	51	3,169
H&R Block, Inc.	171	2,558

Total Diversified Consumer Services		9,235

Diversified Financial Services 0.4%
Bank of America Corp.	234	2,272
Citigroup, Inc.	66	2,530
CME Group, Inc.	9	2,603
IntercontinentalExchange, Inc.*	24	2,959
JPMorgan Chase & Co.	63	2,548
Leucadia National Corp.	75	2,525
Moody’s Corp.	69	2,457
Nasdaq OMX Group (The)*	108	2,600
NYSE Euronext	75	2,510

Total Diversified Financial Services		23,004

Diversified Telecommunication Services 0.3%
AT&T, Inc.	87	2,545
BCE, Inc.	69	2,634
CenturyTel, Inc.	63	2,338
Frontier Communications Corp.	309	2,314
TELUS Corp.	51	2,686
Verizon Communications, Inc.	75	2,647
Windstream Corp.	204	2,491

Total Diversified Telecommunication Services		17,655

Electric Utilities 0.6%
American Electric Power Co., Inc.	72	2,654
Duke Energy Corp.	147	2,734
Edison International	69	2,627
Entergy Corp.	39	2,605
Exelon Corp.	66	2,909
FirstEnergy Corp.	60	2,679
NextEra Energy, Inc.	48	2,652
Northeast Utilities	78	2,652
Pepco Holdings, Inc.	138	2,578
Pinnacle West Capital Corp.	60	2,541
PPL Corp.	99	2,762
Progress Energy, Inc.	57	2,664
Southern Co.	69	2,728

Total Electric Utilities		34,785

Electrical Equipment 0.2%
AMETEK, Inc.	63	2,677
Cooper Industries PLC	45	2,354
Emerson Electric Co.	51	2,504
Rockwell Automation, Inc.	33	2,368
Roper Industries, Inc.	33	2,694

Total Electrical Equipment		12,597

Electronic Equipment, Instruments & Components 0.3%
Amphenol Corp. — Class A	51	2,493
Arrow Electronics, Inc.*	63	2,189
Avnet, Inc.*	78	2,285
Corning, Inc.	138	2,196
Dolby Laboratories, Inc. — Class A*	57	2,415
Flextronics International Ltd.*	387	2,496
FLIR Systems, Inc.	78	2,142
TE Connectivity Ltd.	75	2,582

Total Electronic Equipment, Instruments & Components		18,798

Energy Equipment & Services 0.6%
Baker Hughes, Inc.	36	2,786
Cameron International Corp.*	57	3,189
Diamond Offshore Drilling, Inc.	36	2,442
FMC Technologies, Inc.*	63	2,873
Halliburton Co.	54	2,955
Helmerich & Payne, Inc.	45	3,107
IHS, Inc. — Class A*	30	2,211
Nabors Industries Ltd.*	99	2,615
National-Oilwell Varco, Inc.	36	2,900
Noble Corp.	66	2,433

2

RYDEX MSCI ACWI EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value
Rowan Cos., Inc.*	69	$2,703
Schlumberger Ltd.	33	2,982
Weatherford International Ltd.*	138	3,025

Total Energy Equipment & Services		36,221

Food & Staples Retailing 0.3%
Costco Wholesale Corp.	33	2,582
CVS Caremark Corp.	69	2,508
Kroger Co.(The)	111	2,761
Safeway, Inc.	111	2,239
Sysco Corp.	84	2,570
Wal-Mart Stores, Inc.	51	2,688
Walgreen Co.	63	2,460
Whole Foods Market, Inc.	45	3,001

Total Food & Staples Retailing		20,809

Food Products 0.7%
Archer-Daniels-Midland Co.	84	2,552
Bunge Ltd.	36	2,477
Campbell Soup Co.	78	2,578
ConAgra Foods, Inc.	108	2,766
General Mills, Inc.	69	2,577
Green Mountain Coffee Roasters, Inc.*	33	3,430
H.J. Heinz Co.	51	2,685
Hershey Co.(The)	48	2,709
Hormel Foods Corp.	93	2,694
J.M. Smucker Co.(The)	36	2,805
Kellogg Co.	48	2,678
Kraft Foods, Inc. — Class A	78	2,682
McCormick & Co., Inc.	54	2,627
Mead Johnson Nutrition Co.	39	2,783
Ralcorp Holdings, Inc.*	30	2,595
Sara Lee Corp.	141	2,695
Tyson Foods, Inc. — Class A	147	2,581

Total Food Products		45,914

Gas Utilities 0.1%
Energen Corp.	45	2,646
Oneok, Inc.	39	2,839

Total Gas Utilities		5,485

Health Care Equipment & Supplies 0.6%
Baxter International, Inc.	45	2,618
Becton, Dickinson & Co.	30	2,508
Boston Scientific Corp.*	390	2,792
C.R. Bard, Inc.	24	2,368
CareFusion Corp.*	96	2,533
Covidien PLC	51	2,590
Dentsply International, Inc.	69	2,614
Edwards Lifesciences Corp.*	30	2,141
Hologic, Inc.*	129	2,396
Intuitive Surgical, Inc.*	9	3,605
Medtronic, Inc.	69	2,488
St Jude Medical, Inc.	54	2,511
Stryker Corp.	45	2,445
Varian Medical Systems, Inc.*	42	2,636
Zimmer Holdings, Inc.*	39	2,341

Total Health Care Equipment & Supplies		38,586

Health Care Providers & Services 0.8%
Aetna, Inc.	63	2,614
AmerisourceBergen Corp.	66	2,528
Cardinal Health, Inc.	60	2,626
CIGNA Corp.	54	2,688
Coventry Health Care, Inc.*	78	2,496
DaVita, Inc.*	33	2,757
Express Scripts, Inc.*	48	2,604
HCA Holdings, Inc.*	78	2,081
Henry Schein, Inc.*	39	2,592
Humana, Inc.	33	2,461
Laboratory Corp. of America Holdings*	27	2,450
McKesson Corp.	33	2,677
Medco Health Solutions, Inc.*	45	2,830
Omnicare, Inc.	87	2,653
Patterson Cos., Inc.	78	2,406
Quest Diagnostics, Inc.	48	2,592
UnitedHealth Group, Inc.	57	2,829
WellPoint, Inc.	36	2,432

Total Health Care Providers & Services		46,316

Health Care Technology 0.1%
Cerner Corp.*	48	3,192

Total Health Care Technology		3,192

Hotels, Restaurants & Leisure 0.6%
Carnival Corp.	72	2,398
Chipotle Mexican Grill, Inc.*	9	2,921
Darden Restaurants, Inc.	54	2,743
International Game Technology	159	2,956
Las Vegas Sands Corp.*	66	3,114
Marriott International, Inc. — Class A	72	2,340
McDonald’s Corp.	33	2,854
MGM Resorts International*	177	2,674
Royal Caribbean Cruises Ltd.*	72	2,205
Starbucks Corp.	75	3,007
Starwood Hotels & Resorts Worldwide, Inc.	45	2,473
Tim Hortons, Inc.	57	2,732
Wynn Resorts Ltd.	18	2,766
Yum! Brands, Inc.	48	2,535

Total Hotels, Restaurants & Leisure		37,718

Household Durables 0.4%
D.R. Horton, Inc.	228	2,709
Fortune Brands, Inc.	42	2,529
Garmin Ltd.	81	2,643
Leggett & Platt, Inc.	105	2,278
Mohawk Industries, Inc.*	42	2,185
Newell Rubbermaid, Inc.	153	2,374
Pulte Homes, Inc.*	333	2,288
Toll Brothers, Inc.*	129	2,575
Whirlpool Corp.	33	2,285

Total Household Durables		21,866

Household Products 0.3%
Church & Dwight Co., Inc.	66	2,662
Clorox Co.	39	2,792
Colgate-Palmolive Co.	33	2,785
Energizer Holdings, Inc.*	36	2,903
Kimberly-Clark Corp.	39	2,549
Procter & Gamble Co.	42	2,583

Total Household Products		16,274

Independent Power Producers & Energy Traders 0.2%
AES Corp.(The)*	213	2,622
Calpine Corp.*	174	2,828
Constellation Energy Group, Inc.	75	2,912
NRG Energy, Inc.*	111	2,722

Total Independent Power Producers & Energy Traders		11,084

Industrial Conglomerates 0.3%
3M Co.	30	2,614
Danaher Corp.	51	2,505
General Electric Co.	141	2,525
Textron, Inc.	120	2,776
Tyco International Ltd.	57	2,524
Walter Industries, Inc.	21	2,574

Total Industrial Conglomerates		15,518

3

RYDEX MSCI ACWI EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value
Insurance 1.4%
ACE Ltd.	39	$2,612
AFLAC, Inc.	57	2,625
Allstate Corp.	87	2,412
American International Group, Inc.*	93	2,669
Aon Corp.	54	2,598
Arch Capital Group Ltd.*	81	2,738
Assurant, Inc.	72	2,565
Axis Capital Holdings Ltd.	84	2,677
Berkshire Hathaway, Inc. — Class B*	36	2,670
Chubb Corp.(The)	42	2,624
Cincinnati Financial Corp.	90	2,460
Everest Re Group Ltd.	30	2,464
Fidelity National Financial, Inc. — Class A	171	2,787
Genworth Financial, Inc. — Class A*	246	2,047
Hartford Financial Services Group, Inc.(The)	102	2,389
Lincoln National Corp.	93	2,464
Loews Corp.	66	2,631
Manulife Financial Corp.	156	2,479
Marsh & McLennan Cos., Inc.	90	2,654
MetLife, Inc.	63	2,596
Old Republic International Corp.	219	2,286
PartnerRe Ltd.	36	2,405
Principal Financial Group, Inc.	87	2,404
Progressive Corp.	126	2,480
Prudential Financial, Inc.	42	2,465
RenaissanceRe Holdings Ltd.	39	2,714
Sun Life Financial, Inc.	87	2,410
Torchmark Corp.	63	2,545
Travelers Cos., Inc.(The)	45	2,481
Unum Group	105	2,561
W.R. Berkley Corp.	84	2,586
Willis Group Holdings PLC	66	2,702
XL Group PLC	117	2,401

Total Insurance		83,601

Internet & Catalog Retail 0.2%
Amazon.com, Inc.*	15	3,338
Expedia, Inc.	99	3,137
Liberty Media Corp. — Interactive — Class A — Tracking Stock*	150	2,461
Netflix, Inc.*	9	2,394
Priceline.com, Inc.*	6	3,226

Total Internet & Catalog Retail		14,556

Internet Software & Services 0.3%
Akamai Technologies, Inc.*	81	1,962
eBay, Inc.*	90	2,948
Google, Inc. — Class A*	6	3,622
Open Text Corp.*	42	2,838
VeriSign, Inc.	78	2,434
Yahoo!, Inc.*	171	2,240

Total Internet Software & Services		16,044

IT Services 0.6%
Accenture PLC — Class A	48	2,839
Alliance Data Systems Corp.*	30	2,950
Automatic Data Processing, Inc.	51	2,626
Cognizant Technology Solutions Corp. — Class A*	36	2,515
Computer Sciences Corp.	69	2,434
Fidelity National Information Services, Inc.	84	2,522
Fiserv, Inc.*	42	2,535
International Business Machines Corp.	15	2,728
Mastercard, Inc. — Class A	9	2,729
Paychex, Inc.	84	2,371
SAIC, Inc.*	159	2,549
Teradata Corp.*	48	2,638
Total System Services, Inc.	147	2,736
Visa, Inc. — Class A	33	2,823
Western Union Co.	135	2,620

Total IT Services		39,615

Leisure Equipment & Products 0.1%
Hasbro, Inc.	60	2,374
Mattel, Inc.	105	2,799

Total Leisure Equipment & Products		5,173

Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc.*	54	2,277
Covance, Inc.*	48	2,748
Illumina, Inc.*	39	2,435
Life Technologies Corp.*	51	2,296
Pharmaceutical Product Development, Inc.	96	2,768
Thermo Fisher Scientific, Inc.*	42	2,524
Waters Corp.*	27	2,373

Total Life Sciences Tools & Services		17,421

Machinery 0.6%
AGCO Corp.*	54	2,561
Caterpillar, Inc.	27	2,667
Cummins, Inc.	27	2,832
Deere & Co.	33	2,591
Dover Corp.	42	2,540
Eaton Corp.	54	2,589
Flowserve Corp.	24	2,385
Illinois Tool Works, Inc.	48	2,390
Ingersoll-Rand PLC	54	2,021
Joy Global, Inc.	30	2,817
PACCAR, Inc.	54	2,312
Pall Corp.	48	2,380
Parker-Hannifin Corp.	30	2,370
Pentair, Inc.	69	2,540
SPX Corp.	33	2,483
Stanley Black & Decker, Inc.	36	2,368

Total Machinery		39,846

Media 0.8%
Cablevision Systems Corp. — Class A	78	1,900
CBS Corp. — Class B	96	2,628
Comcast Corp. — Class A	108	2,594
DIRECTV — Class A*	54	2,737
Discovery Communications, Inc. — Class A*	63	2,507
DISH Network Corp. — Class A*	90	2,667
Interpublic Group of Cos., Inc.	231	2,266
Liberty Global, Inc. — Class A*	60	2,508
McGraw-Hill Cos., Inc.	66	2,746
News Corp.	147	2,425
Omnicom Group, Inc.	57	2,674
Scripps Networks Interactive — Class A	54	2,502
Sirius XM Radio, Inc.*	1,155	2,437
Time Warner Cable, Inc.	36	2,639
Time Warner, Inc.	75	2,637
Viacom, Inc. — Class B	54	2,615
Virgin Media, Inc.	84	2,223
Walt Disney Co.(The)	66	2,549
Washington Post Co.(The) — Class B	6	2,414

Total Media		47,668

Metals & Mining 0.8%
Agnico-Eagle Mines Ltd.	42	2,342
Alcoa, Inc.	165	2,430
Allegheny Technologies, Inc.	42	2,444
Barrick Gold Corp.	57	2,711
Cliffs Natural Resources, Inc.	30	2,695

4

RYDEX MSCI ACWI EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value
Eldorado Gold Corp.	171	$2,953
Freeport-McMoRan Copper & Gold, Inc.	54	2,860
Goldcorp, Inc.	54	2,582
IAMGOLD Corp.	132	2,640
Ivanhoe Mines Ltd.*	105	2,754
Kinross Gold Corp.	168	2,745
Newmont Mining Corp.	48	2,669
Nucor Corp.	66	2,567
Pan American Silver Corp.	81	2,445
Silver Wheaton Corp.	75	2,706
Teck Resources Ltd. — Class A	54	2,670
United States Steel Corp.	60	2,399
Yamana Gold, Inc.	213	2,765

Total Metals & Mining		47,377

Multi-Utilities 0.7%
Alliant Energy Corp.	66	2,601
Ameren Corp.	93	2,680
CenterPoint Energy, Inc.	144	2,819
Consolidated Edison, Inc.	51	2,683
Dominion Resources, Inc.	57	2,762
DTE Energy Co.	54	2,691
Integrys Energy Group, Inc.	51	2,561
MDU Resources Group, Inc.	117	2,522
NiSource, Inc.	135	2,718
NSTAR	60	2,660
PG&E Corp.	63	2,610
Public Service Enterprise Group, Inc.	81	2,653
SCANA Corp.	66	2,586
Sempra Energy	51	2,585
Wisconsin Energy Corp.	87	2,667
Xcel Energy, Inc.	111	2,664

Total Multi-Utilities		42,462

Multiline Retail 0.4%
Dollar General Corp.*	78	2,454
Dollar Tree, Inc.*	42	2,782
Family Dollar Stores, Inc.	48	2,549
J.C. Penney Co., Inc.	75	2,307
Kohl’s Corp.	51	2,790
Macy’s, Inc.	93	2,685
Nordstrom, Inc.	60	3,010
Sears Holdings Corp.*	39	2,717
Target Corp.	54	2,780

Total Multiline Retail		24,074

Office Electronics 0.0%(a)
Xerox Corp.	273	2,547

Total Office Electronics		2,547

Oil, Gas & Consumable Fuels 2.1%
Alpha Natural Resources, Inc.*	51	2,178
Anadarko Petroleum Corp.	36	2,972
Apache Corp.	21	2,598
Arch Coal, Inc.	93	2,381
Cabot Oil & Gas Corp.	48	3,556
Cameco Corp.	93	2,470
Canadian Natural Resources Ltd.	63	2,538
Cenovus Energy, Inc.	75	2,876
Chesapeake Energy Corp.	87	2,988
Chevron Corp.	27	2,809
Cimarex Energy Co.	30	2,644
Concho Resources, Inc.*	30	2,807
ConocoPhillips	36	2,592
CONSOL Energy, Inc.	54	2,894
Continental Resources, Inc.*	42	2,881
Denbury Resources, Inc.*	126	2,434
Devon Energy Corp.	33	2,597
El Paso Corp.	129	2,651
Enbridge, Inc.	84	2,763
Encana Corp.	81	2,373
EOG Resources, Inc.	24	2,448
EQT Corp.	51	3,238
Exxon Mobil Corp.	33	2,633
Hess Corp.	36	2,468
Kinder Morgan Management LLC*	43	2,619
Kinder Morgan, Inc.*	93	2,625
Marathon Oil Corp.	51	1,579
Marathon Petroleum Corp.*	25	1,095
Murphy Oil Corp.	39	2,505
Newfield Exploration Co.*	36	2,427
Nexen, Inc.	120	2,796
Noble Energy, Inc.	30	2,990
Occidental Petroleum Corp.	27	2,651
Peabody Energy Corp.	45	2,586
PetroHawk Energy Corp.*	105	4,010
Pioneer Natural Resources Co.	30	2,790
Plains Exploration & Production Co.*	75	2,926
QEP Resources, Inc.	63	2,761
Range Resources Corp.	48	3,128
Southwestern Energy Co.*	63	2,807
Spectra Energy Corp.	99	2,675
Suncor Energy, Inc.	66	2,523
Sunoco, Inc.	69	2,805
Talisman Energy, Inc.	129	2,354
TransCanada Corp.	63	2,643
Ultra Petroleum Corp.*	57	2,669
Valero Energy Corp.	102	2,562
Whiting Petroleum Corp.*	42	2,461
Williams Cos., Inc.(The)	87	2,758

Total Oil, Gas & Consumable Fuels		130,534

Paper & Forest Products 0.1%
International Paper Co.	87	2,584
MeadWestvaco Corp.	81	2,522

Total Paper & Forest Products		5,106

Personal Products 0.1%
Avon Products, Inc.	93	2,439
Estee Lauder Cos., Inc. — Class A	27	2,833

Total Personal Products		5,272

Pharmaceuticals 0.6%
Abbott Laboratories	54	2,771
Allergan, Inc.	33	2,683
Bristol-Myers Squibb Co.	96	2,751
Eli Lilly & Co.	72	2,758
Forest Laboratories, Inc.*	75	2,780
Hospira, Inc.*	48	2,454
Johnson & Johnson, Inc.	42	2,721
Merck & Co., Inc.	75	2,560
Mylan, Inc.*	117	2,665
Perrigo Co.	33	2,980
Pfizer, Inc.	129	2,482
Valeant Pharmaceuticals International, Inc.	51	2,807
Warner Chilcott PLC — Class A	111	2,333
Watson Pharmaceuticals, Inc.*	42	2,819

Total Pharmaceuticals		37,564

Professional Services 0.2%
Dun & Bradstreet Corp.	33	2,394
Equifax, Inc.	72	2,474
Manpower, Inc.	45	2,273
Nielsen Holdings NV*	87	2,607
Robert Half International, Inc.	99	2,711

5

RYDEX MSCI ACWI EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value
Verisk Analytics, Inc. — Class A*	81	$2,697

Total Professional Services		15,156

Real Estate Investment Trusts (REITs) 1.0%
Annaly Capital Management, Inc.	150	2,517
AvalonBay Communities, Inc.	21	2,818
Boston Properties, Inc.	27	2,899
Duke Realty Corp.	183	2,569
Equity Residential	45	2,782
Federal Realty Investment Trust	33	2,882
General Growth Properties, Inc.	168	2,824
HCP, Inc.	72	2,645
Health Care REIT, Inc.	51	2,692
Host Hotels & Resorts, Inc.	156	2,473
Kimco Realty Corp.	141	2,683
Liberty Property Trust	75	2,547
Macerich Co.(The)	51	2,710
Plum Creek Timber Co., Inc.	69	2,637
ProLogis, Inc.	75	2,672
Public Storage, Inc.	24	2,871
Rayonier, Inc.	42	2,707
Regency Centers Corp.	60	2,695
Simon Property Group, Inc.	24	2,892
Ventas, Inc.	48	2,598
Vornado Realty Trust	27	2,526
Weyerhaeuser Co.	129	2,579

Total Real Estate Investment Trusts (REITs)		59,218

Real Estate Management & Development 0.1%
Brookfield Asset Management, Inc. — Class A	84	2,648
CB Richard Ellis Group, Inc. — Class A*	102	2,224

Total Real Estate Management & Development		4,872

Road & Rail 0.3%
Canadian National Railway Co.	36	2,695
Canadian Pacific Railway Ltd.	45	2,874
CSX Corp.	108	2,654
Hertz Global Holdings, Inc.*	168	2,364
J.B. Hunt Transport Services, Inc.	60	2,714
Norfolk Southern Corp.	39	2,952
Union Pacific Corp.	27	2,767

Total Road & Rail		19,020

Semiconductors & Semiconductor Equipment 0.8%
Advanced Micro Devices, Inc.*	321	2,356
Altera Corp.	57	2,330
Analog Devices, Inc.	66	2,270
Applied Materials, Inc.	204	2,513
Avago Technologies Ltd.	78	2,623
Broadcom Corp. — Class A*	75	2,780
Cree, Inc.*	63	2,070
First Solar, Inc.*	21	2,483
Intel Corp.	123	2,747
KLA-Tencor Corp.	66	2,628
Lam Research Corp.*	60	2,453
Linear Technology Corp.	81	2,373
LSI Corp.*	375	2,760
Marvell Technology Group Ltd.*	168	2,490
Maxim Integrated Products, Inc.	99	2,273
Microchip Technology, Inc.	69	2,329
Micron Technology, Inc.*	273	2,012
National Semiconductor Corp.	111	2,744
NVIDIA Corp.*	141	1,950
Texas Instruments, Inc.	78	2,321
Xilinx, Inc.	78	2,504

Total Semiconductors & Semiconductor Equipment		51,009

Software 0.7%
Activision Blizzard, Inc.	237	2,806
Adobe Systems, Inc.*	78	2,162
Autodesk, Inc.*	63	2,167
BMC Software, Inc.*	48	2,075
CA, Inc.	120	2,676
Citrix Systems, Inc.*	30	2,161
Electronic Arts, Inc.*	114	2,537
Intuit, Inc.*	51	2,382
Microsoft Corp.	111	3,041
Nuance Communications, Inc.*	126	2,521
Oracle Corp.	81	2,477
Red Hat, Inc.*	63	2,651
Salesforce.com, Inc.*	18	2,605
Symantec Corp.*	141	2,687
Synopsys, Inc.*	102	2,445
VMware, Inc. — Class A*	27	2,709

Total Software		40,102

Specialty Retail 0.8%
Abercrombie & Fitch Co. — Class A	36	2,632
Advance Auto Parts, Inc.	45	2,474
AutoZone, Inc.*	9	2,569
Bed Bath & Beyond, Inc.*	51	2,983
Best Buy Co., Inc.	87	2,401
CarMax, Inc.*	93	2,973
GameStop Corp. — Class A*	96	2,264
Gap, Inc.(The)	141	2,720
Home Depot, Inc.	75	2,620
Limited Brands, Inc.	69	2,612
Lowe’s Cos., Inc.	111	2,395
O’Reilly Automotive, Inc.*	45	2,678
PetSmart, Inc.	60	2,581
Ross Stores, Inc.	33	2,501
Staples, Inc.	165	2,650
Tiffany & Co.	36	2,865
TJX Cos., Inc.	51	2,820
Urban Outfitters, Inc.*	90	2,929

Total Specialty Retail		47,667

Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.	42	2,712
Gildan Activewear, Inc.	75	2,250
Lululemon Athletica, Inc.*	60	3,632
NIKE, Inc. — Class B	33	2,975
Polo Ralph Lauren Corp.	21	2,836
V.F. Corp.	27	3,154

Total Textiles, Apparel & Luxury Goods		17,559

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	300	2,475
New York Community Bancorp, Inc.	168	2,273
People’s United Financial, Inc.	207	2,625

Total Thrifts & Mortgage Finance		7,373

Tobacco 0.2%
Altria Group, Inc.	96	2,525
Lorillard, Inc.	24	2,549
Philip Morris International, Inc.	39	2,776
Reynolds American, Inc.	69	2,429

Total Tobacco		10,279

Trading Companies & Distributors 0.1%
Fastenal Co.	84	2,826
W.W. Grainger, Inc.	18	2,671

Total Trading Companies & Distributors		5,497

6

RYDEX MSCI ACWI EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	July 31, 2011

		Market
	Shares	Value
Water Utilities 0.0%(a)
American Water Works Co., Inc.	90	$2,520

Total Water Utilities		2,520

Wireless Telecommunication Services 0.3%
American Tower Corp. — Class A*	51	2,679
Crown Castle International Corp.*	66	2,864
MetroPCS Communications, Inc.*	150	2,442
NII Holdings, Inc.*	63	2,668
Rogers Communications, Inc.	72	2,747
SBA Communications Corp. — Class A*	69	2,634
Sprint Nextel Corp.*	468	1,980

Total Wireless Telecommunication Services		18,014

Total Common Stocks (Cost $1,619,573)		1,625,196
EXCHANGE TRADED FUNDS 71.9%

Rydex MSCI EAFE Equal Weight ETF†	56,631	2,375,501
Rydex MSCI Emerging Markets Equal Weight ETF†	49,704	2,023,549

Total Exchange Traded Funds (Cost $4,443,620)		4,399,050

SHORT TERM INVESTMENTS 1.4%

SSgA Government Money Market Fund	86,022	86,022

Total Short Term Investments (Cost $86,022)		86,022

Total Investments 99.9%(b) (Cost $6,149,215)		6,110,268

Other Assets in Excess of Liabilities — 0.1%		3,395

Net Assets — 100.0%		$6,113,663

*	Non-Income Producing Security.

†	Investment in an affiliated issuer

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
INVESTMENT CONCENTRATION
At July 31, 2011, the investment diversification of the Fund was as follows:

Country	% of Total Investments
International	71.99%
United States	24.90%
Canada	1.83%
Bermuda	0.38%
Ireland	0.32%
Switzerland	0.29%
Singapore	0.08%
Netherlands	0.08%
Netherlands Antilles	0.05%
Panama	0.04%
Liberia	0.04%

Total Investments	100.00%

7

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011
For information on other significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange (“NYSE”) or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their Net asset Value per Share (NAV).
Investments for which market quotations are not readily are fair valued as determined in good faith by Security Global Investors, an affiliated entity, which acts as the Funds’ investment advisor, under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade, (ii) in connection with futures contracts and options thereupon, and other derivative instruments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contacts and other derivative investments trade in the cash market, and (iii) other information and considerations, including current values in related markets.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Debt securities with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price at the close of business. Short-term debt securities, with a maturity of 60 days or less, are valued at amortized cost which approximates market value.
B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized capital gains in the Funds, if any, are declared at least annually and are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for items such as derivatives, losses deferred due to wash sales and post-October losses, and excise tax regulations. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.
D. The Rydex 2x S&P 500 ETF and Rydex Inverse 2x S&P 500 ETF utilized stock index futures contracts for liquidity and to gain exposure to the Underlying Index. Futures contracts are contracts for delayed delivery of securities at a specified futures delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011
are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default, there is minimal counterparty credit risk to the Funds.
E. The Rydex 2x S&P 500 ETF and Rydex Inverse 2x S&P 500 ETF utilized domestic equity index swap agreements for liquidity and to gain exposure to the Underlying Index, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity index, in return for periodic payment based on a fixed or variable interest rate. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Since swaps are not exchange-traded, there is an element of counterparty credit risk to the Funds. The risk is managed through the terms of the swap contracts which include trigger points to terminate the current contract based on pre-determined thresholds and limit the amount of potential loss. Although the Trust will not enter into any swap agreement unless Security Global Investors believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
F. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
G. In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. The inputs are summarized in three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets and stock index futures.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). The types of assets and liabilities carried at Level 2 fair value generally are domestic equity index swaps and short term securities with maturities of 60 days or less, including repurchase agreements.
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011
Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets as of July 31, 2011:

		Level 1		Level 2
	Level 1	Other	Level 2	Other	Level 3
	Investments in	Financial	Investments	Financial	Investments
Fund	Securities	Instruments	in Securities	Instruments	in Securities	Total
Assets
Rydex S&P 500 Equal Weight ETF	$3,272,929,298	$—	$—	$—	$—	$3,272,929,298
Rydex Russell Top 50 ETF	389,679,079	—	—	—	—	389,679,079
Rydex S&P 500 Pure Value ETF	112,368,062	—	—	—	—	112,368,062
Rydex S&P 500 Pure Growth ETF	333,369,098	—	—	—	—	333,369,098
Rydex S&P MidCap 400 Pure Value ETF	48,497,809	—	—	—	—	48,497,809
Rydex S&P MidCap 400 Pure Growth ETF	822,435,016	—	—	—	—	822,435,016
Rydex S&P SmallCap 600 Pure Value ETF	75,628,175	—	—	—	—	75,628,175
Rydex S&P SmallCap 600 Pure Growth ETF	114,304,171	—	—	—	—	114,304,171
Rydex S&P 500 Equal Weight Consumer Discretionary ETF	29,359,680	—	—	—	—	29,359,680
Rydex S&P 500 Equal Weight Consumer Staples ETF	24,595,079	—	—	—	—	24,595,079
Rydex S&P 500 Equal Weight Energy ETF	47,092,987	—	—	—	—	47,092,987
Rydex S&P 500 Equal Weight Financials ETF	18,666,248	—	—	—	—	18,666,248
Rydex S&P 500 Equal Weight Health Care ETF	59,166,312	—	—	—	—	59,166,312
Rydex S&P 500 Equal Weight Industrials ETF	37,281,203	—	—	—	—	37,281,203
Rydex S&P 500 Equal Weight Materials ETF	46,757,655	—	—	—	—	46,757,655
Rydex S&P 500 Equal Weight Technology ETF	123,006,294	—	—	—	—	123,006,294
Rydex S&P 500 Equal Weight Utilities ETF	29,354,751	—	—	—	—	29,354,751
Rydex 2x S&P 500 ETF	74,469,274	399,954	2,161,000	—	—	77,030,228
Rydex Inverse 2x S&P 500 ETF	—	—	40,063,000	968,370	—	41,031,370
Rydex Russell MidCap Equal Weight ETF	29,529,132	—	—	—	—	29,529,132
Rydex Russell 1000® Equal Weight ETF	27,697,883	—	—	—	—	27,697,883
Rydex Russell 2000® Equal Weight ETF	22,486,765	—	67	—	—	22,486,832
Rydex MSCI EAFE Equal Weight ETF	16,584,792	—	—	—	—	16,584,792
Rydex MSCI Emerging Markets Equal Weight ETF	19,990,494	—	—	—	—	19,990,494
Rydex MSCI ACWI Equal Weight ETF	6,110,268	—	—	—	—	6,110,268
Liabilities
Rydex S&P 500 Equal Weight ETF	—	—	—	—	—	—
Rydex Russell Top 50 ETF	—	—	—	—	—	—
Rydex S&P 500 Pure Value ETF	—	—	—	—	—	—
Rydex S&P 500 Pure Growth ETF	—	—	—	—	—	—
Rydex S&P MidCap 400 Pure Value ETF	—	—	—	—	—	—
Rydex S&P MidCap 400 Pure Growth ETF	—	—	—	—	—	—
Rydex S&P SmallCap 600 Pure Value ETF	—	—	—	—	—	—
Rydex S&P SmallCap 600 Pure Growth ETF	—	—	—	—	—	—
Rydex S&P 500 Equal Weight Consumer Discretionary ETF	—	—	—	—	—	—
Rydex S&P 500 Equal Weight Consumer Staples ETF	—	—	—	—	—	—
Rydex S&P 500 Equal Weight Energy ETF	—	—	—	—	—	—
Rydex S&P 500 Equal Weight Financials ETF	—	—	—	—	—	—
Rydex S&P 500 Equal Weight Health Care ETF	—	—	—	—	—	—
Rydex S&P 500 Equal Weight Industrials ETF	—	—	—	—	—	—
Rydex S&P 500 Equal Weight Materials ETF	—	—	—	—	—	—
Rydex S&P 500 Equal Weight Technology ETF	—	—	—	—	—	—
Rydex S&P 500 Equal Weight Utilities ETF	—	—	—	—	—	—
Rydex 2x S&P 500 ETF	—	—	—	1,272,130	—	1,272,130
Rydex Inverse 2x S&P 500 ETF	—	199,074	—	—	—	199,074
Rydex Russell MidCap Equal Weight ETF	—	—	—	—	—	—
Rydex Russell 1000® Equal Weight ETF	—	—	—	—	—	—
Rydex Russell 2000® Equal Weight ETF	—	—	—	—	—	—
Rydex MSCI EAFE Equal Weight ETF	—	—	—	—	—	—
Rydex MSCI Emerging Markets Equal Weight ETF	—	—	—	—	—	—
Rydex MSCI ACWI Equal Weight ETF	—	—	—	—	—	—

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2011
For the period ended July 31, 2011, there were no Level 3 Investments.
The Funds disclose information about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. Purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
For the period ended July 31, 2011, there were no significant transfers between any Levels.
New Accounting Pronouncement
In May 2011, the Financial Accounting Standards Board issued an Accounting Standards Update (ASU 2011-04), Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note G related primarily to Level 3 measurement, and any transfers between Levels 1 and 2 of fair value hierarchy. The new disclosures and clarifications of existing disclosures are effective for annual periods beginning after December 15, 2011. Management is evaluating the impact of this update on its current disclosures.
Subsequent Events
Management has evaluated events or transactions that may have occurred since July 31, 2011, that would merit recognition or disclosure in the financial statements. This evaluation was completed through the issuance date of the financial statements and there were no transactions or events to be reported.

Item 2. Controls and Procedures.
(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex ETF Trust

By:	/s/ Richard Goldman Richard Goldman
President
Date: SEPTEMBER 28, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard Goldman Richard Goldman
President
Date: SEPTEMBER 28, 2011

By:	/s/ Nikolaos Bonos Nikolaos Bonos
Treasurer
Date: SEPTEMBER 28, 2011